Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the period ended February 28, 2026

Schedule of Investments (unaudited)

CONVERTIBLE FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.74%

COMMON STOCKS 0.88%

Electronic Equipment, Instruments & Components 0.88%
nLight, Inc.* (cost $3,115,108)	100,500	$5,647,095

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 77.44%

Aerospace/Defense 0.95%
AeroVironment, Inc.	Zero Coupon	7/15/2030	$4,700,000	5,393,250
Rocket Lab USA, Inc.†	4.25%	2/1/2029	55,000	740,506
Total				6,133,756

Auto Manufacturers 0.54%
Rivian Automotive, Inc.	3.625%	10/15/2030	3,525,000	3,463,434

Beverages 4.19%
MGP Ingredients, Inc.	1.875%	11/15/2041	27,650,000	26,923,882

Biotechnology 7.25%
Bridgebio Pharma, Inc.	2.25%	2/1/2029	12,550,000	13,632,438
Celcuity, Inc.	2.75%	8/1/2031	2,567,000	6,171,838
Cogent Biosciences, Inc.	1.625%	11/15/2031	3,725,000	4,618,255
Cytokinetics, Inc.†	1.75%	10/1/2031	5,900,000	7,308,625
Ionis Pharmaceuticals, Inc.†	Zero Coupon	12/1/2030	7,950,000	8,767,616
PTC Therapeutics, Inc.	1.50%	9/15/2026	525,000	711,821
Travere Therapeutics, Inc.	2.25%	3/1/2029	4,250,000	5,390,488
Total				46,601,081

Computers 6.18%
Lumentum Holdings, Inc.	0.50%	6/15/2028	5,295,000	28,360,020
Super Micro Computer, Inc.	3.50%	3/1/2029	5,050,000	4,701,226
Western Digital Corp.	3.00%	11/15/2028	895,000	6,644,749
Total				39,705,995

Diversified Financial Services 5.37%
Coinbase Global, Inc.	0.50%	6/1/2026	24,685,000	24,438,150
SoFi Technologies, Inc.†	Zero Coupon	10/15/2026	9,525,000	10,086,975
Total				34,525,125

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 3.51%
Duke Energy Corp.	4.125%	4/15/2026	$6,415,000	$7,098,197
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	6,119,988
Southern Co.	4.50%	6/15/2027	8,315,000	9,323,194
Total				22,541,379

Electronics 1.93%
Advanced Energy Industries, Inc.	2.50%	9/15/2028	2,900,000	7,200,700
Mirion Technologies, Inc.†	0.25%	6/1/2030	4,350,000	5,181,938
Total				12,382,638

Energy-Alternate Sources 0.53%
Sunrun, Inc.	4.00%	3/1/2030	2,925,000	3,442,725

Engineering & Construction 1.18%
Granite Construction, Inc.	3.25%	6/15/2030	4,150,000	7,558,188

Entertainment 0.90%
Live Nation Entertainment, Inc.	3.125%	1/15/2029	3,600,000	5,773,680

Equity Real Estate 4.21%
Redfin Corp.	0.50%	4/1/2027	28,150,000	27,024,000

Health Care-Products 1.46%
Guardant Health, Inc.†	Zero Coupon	5/15/2033	8,740,000	9,362,725

Home Builders 3.01%
Meritage Homes Corp.	1.75%	5/15/2028	10,000,000	10,339,528
Winnebago Industries, Inc.	3.25%	1/15/2030	9,500,000	9,010,750
Total				19,350,278

Internet 8.51%
Alibaba Group Holding Ltd. (Hong Kong)(a)	Zero Coupon	9/15/2032	16,925,000	17,398,900
Sea Ltd. (Singapore)(a)	0.25%	9/15/2026	25,300,000	24,756,050
Vnet Group, Inc. (China)(a)	2.50%	4/1/2030	7,550,000	8,372,572
Wayfair, Inc.	3.25%	9/15/2027	3,100,000	4,133,850
Total				54,661,372

Investment Companies 2.88%
Core Scientific, Inc.†	Zero Coupon	6/15/2031	6,950,000	7,994,404
Terawulf, Inc.†	Zero Coupon	5/1/2032	1,200,000	1,318,920
Terawulf, Inc.†	1.00%	9/1/2031	6,000,000	9,165,000
Total				18,478,324

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 1.92%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	$4,500,000	$5,298,750
BWX Technologies, Inc.†	Zero Coupon	11/1/2030	6,750,000	7,053,750
Total				12,352,500

Mining 1.68%
Centrus Energy Corp.†	Zero Coupon	8/15/2032	2,650,000	3,065,388
MP Materials Corp.†	3.00%	3/1/2030	2,700,000	7,712,550
Total				10,777,938

Oil & Gas 3.11%
Borr Drilling Ltd.	5.00%	2/8/2028	17,200,000	20,016,500

Pharmaceuticals 1.01%
Mirum Pharmaceuticals, Inc.	4.00%	5/1/2029	2,180,000	6,516,836

REITS 2.34%
Welltower OP LLC†	3.125%	7/15/2029	9,060,000	15,035,070

Semiconductors 2.75%
MKS, Inc.	1.25%	6/1/2030	5,000,000	8,710,000
ON Semiconductor Corp.	Zero Coupon	5/1/2027	4,000,000	5,396,000
SK Hynix, Inc. (South Korea)(a)	1.75%	4/11/2030	400,000	3,581,590
Total				17,687,590

Software 7.45%
Akamai Technologies, Inc.	0.375%	9/1/2027	18,350,000	19,783,135
Bill Holdings, Inc.	Zero Coupon	4/1/2030	10,350,000	9,560,812
Cloudflare, Inc.†	Zero Coupon	6/15/2030	5,000,000	5,252,000
Snowflake, Inc.	Zero Coupon	10/1/2027	4,000,000	5,052,000
Strategy, Inc.	Zero Coupon	12/1/2029	10,000,000	8,193,000
Total				47,840,947

Telecommunications 4.58%
Applied Digital Corp.	2.75%	6/1/2030	900,000	2,690,914
AST SpaceMobile, Inc.†	2.00%	1/15/2036	7,680,000	8,016,000
BlackSky Technology, Inc.†	8.25%	8/1/2033	3,675,000	4,024,125
GDS Holdings Ltd. (China)†(a)	2.25%	6/1/2032	2,950,000	4,359,363
InterDigital, Inc.	3.50%	6/1/2027	2,175,000	10,325,812
Total				29,416,214
Total Convertible Bonds (cost $445,568,221)				497,572,177

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2026

Investments	Dividend Rate	Shares	Fair Value
CONVERTIBLE PREFERRED STOCKS 15.58%

Aerospace & Defense 3.44%
Boeing Co.	6.00%	303,910	$22,098,816

Banks 3.42%
Bank of America Corp.	7.25%	17,654	21,988,233

Capital Markets 0.66%
ARES Management Corp.	6.750%	55,155	2,099,751
KKR & Co., Inc.	6.250%	53,840	2,134,756
Total			4,234,507

Chemicals 1.70%
Albemarle Corp.	7.25%	152,455	10,905,763

Electric: Utilities 3.31%
NextEra Energy, Inc.	7.299%	250,400	14,277,808
NextEra Energy, Inc.	7.375%	140,000	7,000,000
Total			21,277,808

Financial Services 0.25%
Apollo Global Management, Inc.	6.75%	28,215	1,585,036

Household Durables 0.92%
Whirlpool Corp.	8.50%	120,000	5,923,200

Semiconductors & Semiconductor Equipment 0.89%
Microchip Technology, Inc.	7.50%	88,235	5,735,275

Software 0.99%
Oracle Corp.	6.50%	137,838	6,357,089
Total Convertible Preferred Stocks (cost $92,991,752)			100,105,727

		Principal Amount

OTC OPTIONS PURCHASED 4.84% (cost $36,567,632)			31,085,314
Total Long-Term Investments (cost $578,242,713)			634,410,313

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND February 28, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 4.88%

REPURCHASE AGREEMENTS 4.88%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $31,533,300 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $31,968,846; proceeds: $31,350,388 (cost $31,341,899)	$31,341,899	$31,341,899
Total Investments in Securities 103.62% (cost $609,584,612)		665,752,212
Other Assets and Liabilities – Net(b) (3.62)%		(23,272,219)
Net Assets 100.00%		$642,479,993

REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $119,743,705, which represents 18.64% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on written options as follows:

OTC Written Options at February 28, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF. Put	UBS AG	(450,000)	4/17/2026	$220.00	$(450,000)	$(468,746)	$(897,615)	$428,869
Lumentum Holdings, Inc. Call	Goldman Sachs	(83,500)	6/18/2026	750.00	(83,500)	(12,160,504)	(7,438,180)	(4,722,324)
Planet Labs PBC. Call	UBS AG	(550,000)	4/17/2026	30.00	(550,000)	(1,199,365)	(540,155)	(659,210)
Rocket Lab Corp. Call	Bank of America	(500,000)	4/17/2026	130.00	(500,000)	(202,398)	(4,200,000)	3,997,602
Seagate Technology Holdings PLC. Call	Morgan Stanley	(65,500)	4/17/2026	490.00	(65,500)	(1,085,690)	(2,423,500)	1,337,810
Upstart Holdings, Inc. Call	UBS AG	(200,000)	3/20/2026	75.00	(200,000)	(423)	(216,960)	216,537
Western Digital Corp. Call	Goldman Sachs	(300,000)	4/17/2026	$380.00	$(300,000)	$(2,748,375)	$(4,440,000)	$1,691,625
Total OTC Written Options						$(17,865,501)	$(20,156,410)	$2,290,909

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND February 28, 2026

OTC Options Purchased at February 28, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Galaxy Digital, Inc. Call	Goldman Sachs	478,000	3/20/2026	$37.50	$478,000	$62,534
iShares Expanded Tech-Software Sector ETF. Call	BNP Paribas SA	382,500	5/15/2026	90.00	382,500	949,141
iShares Russell 2000 ETF. Put	UBS AG	450,000	4/17/2026	235.00	450,000	997,450
Lumentum Holdings, Inc. Call	Goldman Sachs	83,500	6/18/2026	620.00	83,500	16,689,384
Planet Labs PBC. Call	UBS AG	550,000	4/17/2026	20.00	550,000	3,407,466
Rocket Lab Corp. Call	Bank of America	500,000	4/17/2026	115.00	500,000	411,691
Seagate Technology Holdings PLC. Call	Morgan Stanley	65,500	4/17/2026	420.00	65,500	2,488,728
Upstart Holdings, Inc. Call	UBS AG	200,000	3/20/2026	60.00	200,000	1,307
Western Digital Corp. Call	Goldman Sachs	300,000	4/17/2026	320.00	300,000	6,077,613
Total OTC Options Purchased						$31,085,314

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,647,095	$–	$–	$5,647,095
Convertible Bonds	–	497,572,177	–	497,572,177
Convertible Preferred Stocks	–	100,105,727	–	100,105,727
OTC Options Purchased	–	31,085,314	–	31,085,314
Short-Term Investments
Repurchase Agreements	–	31,341,899	–	31,341,899
Total	$5,647,095	$660,105,117	$–	$665,752,212
Other Financial Instruments
OTC Options Written
Assets	$–	$–	$–	$–
Liabilities	–	(17,865,501)	–	(17,865,501)
Total	$–	$(17,865,501)	$–	$(17,865,501)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 114.57%

ASSET-BACKED SECURITIES 15.87%

Automobiles 9.82%
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	$8,215,697	$8,301,557
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	12,333,306	12,445,542
CarMax Auto Owner Trust Series 2023-3 Class B	5.47%	2/15/2029	13,405,000	13,688,269
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,363,677
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	17,574,000	17,772,544
CarMax Auto Owner Trust Series 2024-4 Class A3	4.60%	10/15/2029	7,565,000	7,648,389
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	11,697,683	11,810,592
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	3,028,131	3,043,589
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	7,360,711	7,406,940
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,559,296
Consumer Portfolio Services Auto Trust Series 2025-D Class B†	4.48%	4/15/2030	5,852,000	5,879,764
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	8,460,000	8,483,969
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,224,935
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,098,868
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,550,000	6,647,571
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,693,242
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	14,545,000	14,652,889
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	8,695,000	8,756,322
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	15,264,000	15,350,570
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	12,225,000	12,282,775
First Investors Auto Owner Trust Series 2025-1A Class B†	4.39%	1/15/2031	13,375,000	13,476,011
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%	2/15/2029	8,845,000	8,975,734
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	4,376,000	4,406,104
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	23,615,000	23,535,729
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%	8/15/2035	10,855,000	11,085,263

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%	9/15/2030	$7,250,000	$7,345,206
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%	6/17/2030	5,151,000	5,274,123
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%	12/18/2028	4,935,000	4,996,336
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	8,202,961	8,285,243
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	2,815,000	2,884,688
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	13,097,354	13,208,972
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	7,015,000	7,076,151
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,365,000	4,434,393
LAD Auto Receivables Trust Series 2023-1A Class C†	6.18%	12/15/2027	3,844,386	3,852,961
M&T Bank Auto Receivables Trust Series 2025-1A Class A4†	4.89%	7/15/2032	10,033,000	10,317,698
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	7,500,000	7,518,546
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	10,905,000	11,033,150
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	2,999,328	3,021,063
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	880,024	883,181
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%	3/15/2030	11,124,000	11,293,881
Prestige Auto Receivables Trust Series 2025-1A Class C†	5.52%	2/15/2030	9,415,000	9,506,364
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	7,455,000	7,718,137
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	3,786,338	3,792,320
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	6,980,000	7,072,040
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	18,000,000	18,125,471
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%	2/20/2031	9,011,000	9,304,577
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	7,390,000	7,442,809
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%	6/20/2028	13,910,000	14,053,049
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	13,480,000	13,629,025

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	$12,815,000	$12,842,880
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	5,970,034	6,012,293
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	9,645,000	9,764,822
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	6,280,000	6,295,525
Total					488,575,045

Credit Card 0.53%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	3,267,000	3,349,471
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,244,244
Synchrony Card Issuance Trust Series 2025-A3 Class A	4.06%		11/15/2031	7,615,000	7,669,373
Total					26,263,088

Other 5.52%
720 East CLO VIII Ltd. Series 2025-8A Class A1†	5.389% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2038	10,830,000	10,874,457
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,423,553
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	8,185,000	8,265,079
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	7,500,000	7,561,823
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	7,770,000	7,809,483
ARES LXI CLO Ltd. Series 2021-61A Class A2R†	5.398% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	10,470,000	10,492,280
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,890,000	8,918,566
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.268% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038	8,700,000	8,709,805
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1†	5.298% (3 mo. USD Term SOFR + 1.63%)	#	4/20/2037	9,000,000	9,004,221
Clover CLO LLC Series 2018-1A Class A2RR†	5.398% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	4,570,000	4,573,807
DLLMT LLC Series 2026-1A Class A3†	4.20%		12/20/2029	9,945,000	10,023,665

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.372% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036	$6,540,000	$6,547,528
Greenacre Park CLO LLC Series 2021-2A Class BR†	5.368% (3 mo. USD Term SOFR + 1.70%)	#	7/20/2038	7,055,000	7,081,816
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	3,301,074	3,268,270
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	2,024,670
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	6,145,132
Lendmark Funding Trust Series 2024-2A Class A†	4.47%		2/21/2034	13,177,000	13,241,380
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.208% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	997,383	996,152
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	7,500,000	7,519,855
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	10,528,986	10,581,292
Madison Park Funding XLVII Ltd. Series 2020-47A Class A2R†	5.408% (3 mo. USD Term SOFR + 1.74%)	#	4/19/2037	13,400,000	13,410,573
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,362,098
MF1 LLC Series 2022-FL9 Class A†	5.817% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,599,353	2,602,491
OCP CLO Ltd. Series 2024-32A Class A2†	5.391% (3 mo. USD Term SOFR + 1.72%)	#	4/23/2037	8,510,000	8,520,952
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	1,272,452	1,275,815
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	13,265,000	13,344,361
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	8,505,000	8,603,896
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,330,927
Rad CLO 23 Ltd. Series 2024-23A Class B1†	5.718% (3 mo. USD Term SOFR + 2.05%)	#	4/20/2037	4,750,000	4,763,124
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	13,515,000	13,805,314
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.122% (3 mo. USD Term SOFR + 1.45%)	#	7/15/2038	11,150,000	11,196,484
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	5.619% (3 mo. USD Term SOFR + 1.95%)	#	4/22/2037	6,050,000	6,067,654

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	$8,061,000	$8,170,394
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	8,537,000	8,783,983
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.098% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2038	11,955,000	12,032,074
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.318% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	2,310,000	2,312,777
Total					274,645,751
Total Asset-Backed Securities (cost $784,720,182)					789,483,884

CORPORATE BONDS 32.93%

Aerospace/Defense 0.37%
Hexcel Corp.	5.875%		2/26/2035	7,862,000	8,386,639
Northrop Grumman Corp.	3.25%		1/15/2028	10,076,000	9,976,379
Total					18,363,018

Agriculture 0.84%
Altria Group, Inc.	4.875%		2/4/2028	8,765,000	8,925,979
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%		2/1/2030	17,069,000	17,841,489
Imperial Brands Finance PLC (United Kingdom)†(a)	5.875%		7/1/2034	3,203,000	3,391,111
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	2,897,000	2,976,990
Japan Tobacco, Inc. (Japan)†(a)	5.85%		6/15/2035	7,837,000	8,484,136
Total					41,619,705

Auto Manufacturers 0.31%
Ford Motor Credit Co. LLC	5.303%		9/6/2029	11,569,000	11,748,492
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,665,923
Total					15,414,415

Banks 6.45%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	7,800,000	7,160,119
Banco Internacional del Peru SAA Interbank (Peru)†(a)	4.80%		7/15/2031	6,076,000	6,106,988
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(a)	5.875%		5/7/2030	9,433,000	9,799,000
Banco Santander Chile (Chile)†(a)	4.55%		11/20/2030	6,460,000	6,511,938
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	14,179,207
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	18,862,235
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,231,305

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	$16,090,000	$16,070,510
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	9,838,000	9,805,981
Citigroup, Inc.	5.174% (SOFR + 1.49%)	#	9/11/2036	6,714,000	6,833,758
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	5,724,000	5,957,538
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	5,000,000	5,268,859
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035	5,984,000	6,625,639
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	8,226,000	7,421,880
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035	10,000,000	10,107,176
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%)	#	1/21/2037	4,347,000	4,379,264
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	20,118,000	18,664,659
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037	12,700,000	12,834,315
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	5,321,000	5,535,840
Macquarie Group Ltd. (Australia)†(a)(b)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	7,544,000	7,634,288
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	10,000,000	8,970,622
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	15,326,960
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	3,246,000	3,326,325
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	10,333,000	10,702,914
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	3,804,000	4,038,668
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%)	#	10/28/2033	10,255,000	11,139,344
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	10,282,000	10,913,122
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,467,939

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	$13,037,000	$13,233,027
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,352,000	8,259,178
UBS Group AG (Switzerland)†(a)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,732,066
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	6,378,492
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,741,197
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,564,989
Total					320,785,342

Beverages 0.26%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	13,120,450

Biotechnology 0.50%
Amgen, Inc.	5.15%		3/2/2028	12,337,000	12,637,553
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,000,000	3,110,815
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,376,740
Royalty Pharma PLC	5.40%		9/2/2034	6,596,000	6,835,653
Total					24,960,761

Commercial Services 0.37%
Global Payments, Inc.	5.20%		11/15/2032	10,097,000	10,160,504
Global Payments, Inc.	5.55%		11/15/2035	530,000	527,460
Rentokil Terminix Funding LLC†	5.625%		4/28/2035	7,258,000	7,548,251
Total					18,236,215

Computers 0.17%
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,244,376

Cosmetics/Personal Care 0.15%
Kenvue, Inc.	5.10%		3/22/2043	7,603,000	7,500,655

Diversified Financial Services 1.75%
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	12,345,133
American Express Co.	5.284% (SOFR + 1.42%)	#	7/26/2035	6,153,000	6,391,129
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	9,471,000	9,492,107
Atlas Warehouse Lending Co. LP†	5.25%		1/15/2033	3,122,000	3,104,816
Aviation Capital Group LLC†	4.875%		1/28/2033	3,248,000	3,237,863
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	11,189,486

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	6.75%	10/25/2028	$4,180,000	$4,436,816
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%	11/12/2030	7,112,000	7,093,017
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%	11/18/2027	927,000	902,988
Cboe Global Markets, Inc.	3.65%	1/12/2027	6,217,000	6,208,368
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	11,618,000	12,298,822
Lseg U.S. Fin Corp.†	5.297%	3/28/2034	4,657,000	4,805,528
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,435,000	4,439,881
Rocket Cos., Inc.†	6.375%	8/1/2033	1,017,000	1,052,361
Total				86,998,315

Electric 4.96%
Alfa Desarrollo SpA (Chile)†(a)	4.55%	9/27/2051	8,064,845	6,583,375
American Transmission Systems, Inc.†	2.65%	1/15/2032	18,150,000	16,613,669
Capital Power U.S. Holdings, Inc.†	6.189%	6/1/2035	9,622,000	10,163,825
Chile Electricity Lux MPC II SARL (Luxembourg)†(a)	5.58%	10/20/2035	7,204,212	7,451,957
Commonwealth Edison Co.	5.95%	6/1/2055	4,242,000	4,436,214
Constellation Energy Generation LLC†	5.00%	2/1/2031	9,595,000	9,741,877
Constellation Energy Generation LLC	5.60%	6/15/2042	4,663,000	4,751,998
Dominion Energy, Inc.	5.45%	3/15/2035	7,318,000	7,564,198
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,645,231
Enel Finance International NV (Netherlands)†(a)	5.125%	6/26/2029	5,488,000	5,654,876
Entergy Louisiana LLC	4.90%	4/15/2036	2,490,000	2,494,094
Entergy Louisiana LLC	5.15%	9/15/2034	5,000,000	5,172,831
Entergy Louisiana LLC	5.70%	3/15/2054	5,018,000	5,038,046
Evergy Kansas Central, Inc.	5.25%	3/15/2035	7,361,000	7,580,387
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	13,241,171
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple (Mexico)†(a)	7.25%	1/31/2041	3,600,494	3,759,528
Florida Power & Light Co.	5.80%	3/15/2065	2,820,000	2,899,989
Indiana Michigan Power Co.	5.60%	3/15/2056	2,237,000	2,231,239
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,887,081
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	9,219,669
Louisville Gas & Electric Co.	5.85%	8/15/2055	4,711,000	4,836,054
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,279,334
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,460,880
Oglethorpe Power Corp.(b)	5.80%	6/1/2054	9,800,000	9,948,714
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,151,544
Oncor Electric Delivery Co. LLC	4.65%	11/1/2029	13,923,000	14,249,047
Pacific Gas & Electric Co.	2.50%	2/1/2031	9,326,000	8,530,465

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	5.20%	5/1/2036	$4,077,000	$4,092,095
Pacific Gas & Electric Co.	5.80%	5/15/2034	12,106,000	12,776,897
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,822,073
Virginia Electric & Power Co.(c)	4.95%	3/15/2036	9,792,000	9,779,846
Vistra Operations Co. LLC†	5.70%	12/30/2034	14,240,000	14,766,567
Total				246,824,771

Electronics 0.25%
Vontier Corp.	2.95%	4/1/2031	13,605,000	12,644,012

Engineering & Construction 0.13%
Sitios Latinoamerica SAB de CV (Mexico)†(a)	6.00%	11/25/2029	6,107,000	6,336,012

Entertainment 0.16%
Flutter Treasury DAC (Ireland)†(a)	5.875%	6/4/2031	7,905,000	7,887,444

Environmental Control 0.28%
Veralto Corp.	5.50%	9/18/2026	13,858,000	13,955,086

Equity Real Estate 0.14%
CBRE Services, Inc.	4.90%	1/15/2033	6,777,000	6,864,356

Food 0.62%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(a)	5.75%	4/1/2033	6,939,000	7,301,500
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(a)	6.375%	4/15/2066	6,381,000	6,502,941
Pilgrim’s Pride Corp.	3.50%	3/1/2032	11,169,000	10,487,421
Smithfield Foods, Inc.†	2.625%	9/13/2031	7,474,000	6,718,902
Total				31,010,764

Gas 0.30%
National Fuel Gas Co.	5.95%	3/15/2035	7,183,000	7,655,668
Southern Co. Gas Capital Corp.	5.10%	9/15/2035	7,394,000	7,533,791
Total				15,189,459

Health Care-Products 0.92%
180 Medical, Inc.†	5.30%	10/8/2035	5,199,000	5,236,927
Baxter International, Inc.	2.539%	2/1/2032	6,786,000	5,939,102
Baxter International, Inc.(b)	5.65%	12/15/2035	16,848,000	17,138,638
Solventum Corp.	5.60%	3/23/2034	9,655,000	10,098,725
VSP Optical Group, Inc.†	5.45%	12/1/2035	7,355,000	7,486,124
Total				45,899,516

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.85%
CommonSpirit Health	5.318%	12/1/2034	$5,110,000	$5,279,898
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	5,650,000	5,106,871
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	3,645,000	3,324,395
Humana, Inc.	5.95%	3/15/2034	6,393,000	6,711,649
Icon Investments Six DAC (Ireland)(a)(b)	6.00%	5/8/2034	8,071,000	8,284,995
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,913,143
Universal Health Services, Inc.	2.65%	1/15/2032	9,771,000	8,746,804
Total				42,367,755

Insurance 2.69%
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,848,564
Assurant, Inc.	5.55%	2/15/2036	6,248,000	6,353,356
Athene Global Funding†	1.985%	8/19/2028	16,131,000	15,260,009
Athene Global Funding†	5.62%	5/8/2026	8,942,000	8,965,182
Belrose Funding Trust II†	6.792%	5/15/2055	6,630,000	6,763,828
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,508,000	6,647,100
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	7,034,165
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,878,508
GA Global Funding Trust†	2.90%	1/6/2032	12,712,000	11,272,527
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,152,021
Lincoln Financial Global Funding†	4.625%	8/18/2030	13,483,000	13,536,692
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,451,053
Principal Life Global Funding II†	5.10%	1/25/2029	3,665,000	3,759,419
Protective Life Global Funding†	5.432%	1/14/2032	6,868,000	7,219,478
RGA Global Funding†	5.00%	8/25/2032	14,547,000	14,812,795
Total				133,954,697

Internet 1.29%
AppLovin Corp.	5.375%	12/1/2031	5,344,000	5,509,507
Kuaishou Technology (China)†(a)(b)	4.125%	1/22/2031	17,320,000	17,353,310
Meituan (China)†(a)	5.125%	11/5/2035	7,529,000	7,505,398
Meta Platforms, Inc.	5.625%	11/15/2055	9,190,000	9,002,498
Prosus NV (Netherlands)(a)	4.027%	8/3/2050	6,785,000	4,844,621
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	14,206,255
Uber Technologies, Inc.	5.35%	9/15/2054	5,833,000	5,565,752
Total				63,987,341

Iron-Steel 0.18%
Vale Overseas Ltd. (Brazil)(a)	6.40%	6/28/2054	8,317,000	8,732,018

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.47%
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	$7,241,000	$7,399,383
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	15,576,000	16,138,975
Total				23,538,358

Machinery: Construction & Mining 0.05%
Vertiv Holdings Co.(c)	4.85%	3/15/2036	1,652,000	1,646,284
Vertiv Holdings Co.(c)	5.80%	3/15/2056	990,000	992,409
Total				2,638,693

Machinery-Diversified 0.34%
nVent Finance SARL (Luxembourg)(a)	4.55%	4/15/2028	10,940,000	11,028,312
nVent Finance SARL (Luxembourg)(a)	5.65%	5/15/2033	5,387,000	5,694,822
Total				16,723,134

Mining 0.89%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	6,526,000	6,491,473
Anglo American Capital PLC (United Kingdom)†(a)	5.75%	4/5/2034	2,775,000	2,948,359
Antofagasta PLC (Chile)†(a)	6.25%	5/2/2034	8,770,000	9,496,218
Glencore Funding LLC†	5.634%	4/4/2034	9,434,000	9,982,055
Minera Mexico SA de CV (Mexico)†(a)	5.625%	2/12/2032	10,557,000	11,024,675
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(a)	5.854%	5/13/2032	4,359,000	4,572,907
Total				44,515,687

Multi-National 0.24%
European Investment Bank (Luxembourg)(a)	0.375%	3/26/2026	11,861,000	11,833,338

Oil & Gas 0.96%
Coterra Energy, Inc.	5.40%	2/15/2035	10,274,000	10,610,784
EQT Corp.	6.375%	4/1/2029	3,322,000	3,433,429
Expand Energy Corp.	5.375%	3/15/2030	6,998,000	7,105,419
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,984,048
ORLEN SA (Poland)†(a)	6.00%	1/30/2035	9,301,000	9,910,036
Saudi Arabian Oil Co. (Saudi Arabia)†(a)(b)	4.375%	2/2/2031	6,536,000	6,539,605
Viper Energy Partners LLC	5.70%	8/1/2035	6,777,000	7,034,356
Total				47,617,677

Pharmaceuticals 1.13%
AbbVie, Inc.	4.80%	3/15/2027	8,842,000	8,926,420
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,476,479
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	6,149,271
Bayer U.S. Finance LLC†	6.50%	11/21/2033	7,821,000	8,574,718

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
EMD Finance LLC†	5.00%	10/15/2035	$14,691,000	$14,838,086
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(a)	4.45%	5/19/2028	8,888,000	9,020,169
Total				55,985,143

Pipelines 1.59%
Boardwalk Pipelines LP	5.375%	2/15/2036	6,129,000	6,237,223
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,419,846
Colonial Enterprises, Inc.†	5.627%	11/15/2035	7,586,000	7,800,940
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	3,519,000	3,478,695
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,819,155
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	4,985,621
Florida Gas Transmission Co. LLC†	5.75%	7/15/2035	9,830,000	10,372,406
Gulfstream Natural Gas System LLC†	5.60%	7/23/2035	9,391,000	9,786,510
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,448,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,782,232
Total				79,131,340

REITS 1.24%
Brixmor Operating Partnership LP	5.50%	2/15/2034	9,397,000	9,788,709
CFE Fibra E (Mexico)†(a)	5.875%	9/23/2040	8,886,346	8,857,021
Crown Castle, Inc.	3.30%	7/1/2030	15,794,000	15,134,053
Host Hotels & Resorts LP	5.70%	6/15/2032	4,827,000	5,087,392
Phillips Edison Grocery Center Operating Partnership I LP	4.75%	3/15/2033	2,299,000	2,303,814
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	4,407,000	4,401,268
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	16,016,000	16,005,712
Total				61,577,969

Semiconductors 0.65%
Broadcom, Inc.†	4.15%	4/15/2032	5,524,000	5,471,344
Broadcom, Inc.	4.90%	7/15/2032	5,559,000	5,727,135
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,427,311
Foundry JV Holdco LLC†	6.15%	1/25/2032	12,950,000	13,901,157
Total				32,526,947

Software 0.87%
Fidelity National Information Services, Inc.	3.75%	5/21/2029	2,623,000	2,586,063
Fiserv, Inc.	5.15%	8/12/2034	4,170,000	4,159,481
Fiserv, Inc.	5.45%	3/15/2034	6,846,000	6,982,832
Oracle Corp.	2.875%	3/25/2031	4,450,000	4,046,282
Oracle Corp.	4.90%	2/6/2033	6,336,000	6,197,002

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	5.95%		9/26/2055	$10,222,000	$9,001,901
Oracle Corp.	6.125%		7/8/2039	3,000,000	2,980,715
Oracle Corp.	6.55%		2/4/2046	7,388,000	7,203,180
Total					43,157,456

Telecommunications 0.40%
Sprint Capital Corp.	8.75%		3/15/2032	16,115,000	19,703,146

Transportation 0.16%
GXO Logistics, Inc.	6.50%		5/6/2034	7,218,000	7,859,916
Total Corporate Bonds (cost $1,606,447,143)					1,637,705,287

FLOATING RATE LOANS(d) 1.63%

Chemicals 0.12%
Solstice Advanced Materials, Inc. Term Loan B	5.417% (3 mo. USD Term SOFR + 1.75%)		10/29/2032	6,006,000	6,034,168

Diversified Financial Services 0.33%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	16,151,779	16,234,314

Electric 0.57%
NRG Energy, Inc. 2024 Term Loan	5.423% - 5.52% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)		4/16/2031	14,190,191	14,241,844
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.423% (1 mo. USD Term SOFR + 1.75%)		12/20/2030	13,779,841	13,828,690
Total					28,070,534

Entertainment 0.23%
Flutter Financing BV 2024 Term Loan B (Netherlands)(a)	5.422% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	11,722,691	11,566,369

Metal Fabricate/Hardware 0.15%
Advanced Drainage Systems, Inc. 2026 Term Loan B	–	(e)	2/11/2033	7,635,000	7,658,860

Pipelines 0.23%
Buckeye Partners LP 2025 Term Loan B7	5.423% (1 mo. USD Term SOFR + 1.75%)		11/22/2032	11,218,860	11,265,587
Total Floating Rate Loans (cost $80,820,057)					80,829,832

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.84%

Canada 0.28%
CPPIB Capital, Inc.†	3.875%		2/15/2031	$13,742,000	$13,892,742

France 0.21%
Caisse d’Amortissement de la Dette Sociale†(c)	4.00%		3/3/2033	10,316,000	10,297,239

Mexico 0.11%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	5,382,000	5,482,320

Saudi Arabia 0.24%
KSA Ijarah Sukuk Ltd.†	4.25%		9/9/2030	12,122,000	12,172,261
Total Foreign Government Obligations (cost $41,375,456)					41,844,562

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.52%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	11,339,366
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,924,261
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(f)	10/25/2032	14,281,000	14,130,098
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(f)	12/25/2032	11,317,500	11,210,260
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(f)	1/25/2033	8,745,574	8,920,101
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(f)	2/25/2033	12,000,000	12,297,240
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(f)	10/25/2033	12,061,704	12,706,667
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544 Class A2	4.266%	#(f)	7/25/2030	11,510,000	11,728,333
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(f)	8/25/2032	8,934,000	8,487,361

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(f)	5/25/2033	$16,174,000	$16,192,626
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(f)	12/25/2034	7,340,000	7,607,672
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $121,087,618)					125,543,985

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.44%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	18,186,098	15,313,644
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051	17,712,010	15,405,127
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050 – 8/1/2052	44,028,413	40,245,754
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 – 9/1/2051	7,690,610	7,359,549
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 – 4/1/2054	18,213,092	18,576,585
Federal Home Loan Mortgage Corp.	5.438% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	12,484,554	12,793,341
Federal Home Loan Mortgage Corp.	5.50%		11/1/2039 – 11/1/2054	43,736,113	45,306,670
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 – 7/1/2055	37,795,116	39,274,107
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	12,795,512	13,385,115
Federal National Mortgage Association	2.50%		8/1/2050 – 3/1/2052	55,971,268	49,205,476
Federal National Mortgage Association	3.00%		4/1/2051	22,115,077	20,192,832
Federal National Mortgage Association	3.50%		12/1/2049 – 6/1/2052	41,087,041	39,117,312
Federal National Mortgage Association	5.00%		7/1/2052 – 1/1/2053	19,062,322	19,388,569
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	46,505,052	47,729,286
Federal National Mortgage Association	5.50%		11/1/2038 – 10/1/2054	25,319,206	26,212,664
Federal National Mortgage Association	6.00%		10/1/2053 – 1/1/2055	34,286,496	35,550,362
Federal National Mortgage Association	6.254% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	29,350,753	30,751,482
Government National Mortgage Association(g)	2.00%		TBA	31,662,000	26,833,280
Government National Mortgage Association(g)	2.50%		TBA	45,552,000	40,201,648
Government National Mortgage Association(g)	3.00%		TBA	83,168,000	76,278,389
Government National Mortgage Association(g)	4.50%		TBA	57,418,000	56,704,323

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(g)	5.00%		TBA	$64,356,000	$64,531,677
Government National Mortgage Association(g)	5.50%		TBA	89,321,000	90,407,209
Government National Mortgage Association(g)	6.00%		TBA	36,399,000	37,120,947
Uniform Mortgage-Backed Security(g)	2.00%		TBA	105,747,000	89,014,103
Uniform Mortgage-Backed Security(g)	2.50%		TBA	35,308,000	30,596,693
Uniform Mortgage-Backed Security(g)	4.00%		TBA	31,858,000	31,173,561
Uniform Mortgage-Backed Security(g)	4.50%		TBA	78,086,000	78,033,357
Uniform Mortgage-Backed Security(g)	5.00%		TBA	130,257,000	131,370,156
Uniform Mortgage-Backed Security(g)	5.50%		TBA	44,898,000	45,913,860
Uniform Mortgage-Backed Security(g)	6.00%		TBA	18,778,000	19,261,177
Uniform Mortgage-Backed Security(g)	6.50%		TBA	15,065,000	15,654,294
Uniform Mortgage-Backed Security(g)	7.00%		TBA	5,704,000	5,994,954
Total Government Sponsored Enterprises Pass-Throughs (cost $1,300,537,472)					1,314,897,503

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.91%
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	7,000,000	7,407,177
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	16,530,000	17,442,909
Bank5 Series 2025-5YR17 Class A3	5.225%		11/15/2058	15,000,000	15,627,564
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(f)	10/25/2051	8,157,897	7,007,746
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	10,710,000	11,345,227
Benchmark Mortgage Trust Series 2024-V10 Class A3	5.277%		9/15/2057	5,000,000	5,187,390
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	8,480,000	8,939,743
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	16,250,000	17,147,452
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	9,620,000	10,040,729
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	8,290,000	8,714,000
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(f)	12/15/2057	18,585,000	19,508,418
BX Commercial Mortgage Trust Series 2026-CSMO Class A†	5.067% (1 mo. USD Term SOFR + 1.40%)	#	2/15/2042	10,960,000	10,976,913
BX Trust Series 2025-ARIA Class A†	5.031%	#(f)	12/13/2042	8,460,000	8,693,504
BX Trust Series 2025-VOLT Class A†	5.36% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	13,110,000	13,145,360
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	13,439,849
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(f)	4/25/2050	4,383,671	3,762,704
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(f)	7/1/2051	12,251,677	10,524,360

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust Series 2021-J1 Class A1†	2.50%	#(f)	3/25/2051	$6,396,002	$5,513,251
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(f)	11/27/2051	11,467,546	10,265,214
CONE Trust Series 2024-DFW1 Class A†	5.301% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	7,300,000	7,307,474
DBC Mortgage Trust Series 2025-DBC Class A†	5.01% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	6,410,000	6,424,878
EFMT Series 2025-INV2 Class A1†	5.387%	(h)	5/26/2070	5,804,303	5,863,494
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	1,957,735	1,966,011
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R03 Class 1M2†	7.167% (30 day USD SOFR Average + 3.50%)	#	3/25/2042	9,350,000	9,575,748
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.417% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	3,150,000	3,291,118
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.767% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	2,042,826	2,045,021
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	11,330,000	11,485,013
Federal National Mortgage Association-ACES Series 2025-M6 Class A2	4.25%		10/25/2035	12,605,000	12,523,591
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(f)	11/25/2051	3,495,032	3,131,032
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(f)	11/25/2051	6,227,052	5,349,124
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(f)	6/1/2051	13,352,403	11,469,899
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(f)	8/25/2051	5,054,464	4,345,008
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(f)	8/10/2041	9,150,000	9,335,106
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(f)	6/25/2051	4,078,801	3,506,190
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(f)	4/25/2052	15,351,870	13,187,468
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(f)	7/25/2051	7,088,271	6,088,923
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(f)	1/25/2052	3,725,806	3,200,519
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(f)	2/26/2052	4,423,552	3,799,893

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(f)	8/25/2052	$8,114,227	$6,970,233
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(f)	1/25/2053	13,853,754	12,418,525
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(f)	5/25/2052	864,242	742,396
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(f)	6/25/2052	18,100,745	16,181,260
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(f)	12/25/2051	6,596,962	5,670,998
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(f)	4/25/2052	11,742,859	10,511,662
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(f)	5/25/2052	7,067,317	6,335,153
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(f)	7/25/2052	6,137,221	5,501,719
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(f)	7/25/2052	7,671,526	6,589,947
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(f)	8/25/2052	8,232,784	7,375,358
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(f)	10/25/2052	5,124,616	4,587,574
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(f)	3/25/2052	9,565,511	8,551,141
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(f)	9/25/2052	4,925,781	4,412,772
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1†	5.195%	#(f)	10/25/2065	8,918,978	8,986,346
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(f)	3/25/2066	5,446,682	5,470,746
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(h)	5/25/2066	7,861,048	7,862,801
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(h)	6/25/2066	5,992,390	6,002,757
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.55% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	3,240,000	3,247,790
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	13,190,000	13,899,693
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(f)	9/24/2057	8,166,338	8,074,917
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(f)	9/25/2070	4,517,779	4,548,826
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(f)	5/25/2065	4,189,113	4,259,093
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.95% (1 mo. USD Term SOFR + 1.25%)	#	2/15/2043	11,410,000	11,432,742
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(h)	2/25/2061	2,228,923	2,235,010
OBX Trust Series 2021-J1 Class A1†	2.50%	#(f)	5/25/2051	1,026,245	881,558
OBX Trust Series 2025-NQM15 Class A1†	5.143%	(h)	7/27/2065	11,243,841	11,338,178

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(f)	8/25/2065	$12,671,906	$12,733,546
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(h)	10/25/2065	7,032,338	7,061,376
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(f)	12/25/2051	18,318,152	15,735,545
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(f)	11/25/2051	12,393,261	10,645,364
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(f)	1/26/2060	4,451	4,436
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	6,120,000	6,338,853
Sequoia Mortgage Trust Series 2026-INV1 Class A2†	4.50%	#(f)	1/25/2056	12,552,394	12,351,667
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(f)	2/25/2050	24,850	24,078
Verus Securitization Trust Series 2024-R1 Class A1†	5.218%	#(f)	9/25/2069	8,028,115	8,088,218
Verus Securitization Trust Series 2025-1 Class A1†	5.62%	#(f)	1/25/2070	5,620,768	5,686,234
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(h)	12/25/2070	1,977,379	1,983,583
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(h)	1/25/2071	2,847,983	2,853,539
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(h)	2/25/2071	4,310,000	4,304,921
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	14,640,000	15,431,736
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,860,000	6,243,335
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,604,416
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	8,710,000	9,143,701
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(f)	12/25/2051	1,519,558	1,305,321
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.068%	#(f)	10/15/2057	198,779	300
Total Non-Agency Commercial Mortgage-Backed Securities (cost $628,722,090)					642,214,384

U.S. TREASURY OBLIGATIONS 21.43%
U.S. Treasury Bonds	4.00%		11/15/2042	62,957,000	59,403,373
U.S. Treasury Bonds	4.50%		11/15/2054	100,813,100	98,511,332
U.S. Treasury Bonds	4.625%		11/15/2044	162,894,000	164,478,398
U.S. Treasury Bonds	4.75%		2/15/2045	158,327,000	162,334,652
U.S. Treasury Bonds	4.75%		5/15/2055	154,244,000	157,021,597
U.S. Treasury Notes	3.375%		12/31/2027	109,239,000	109,192,061
U.S. Treasury Notes	3.50%		11/30/2030	246,740,000	246,643,619
U.S. Treasury Notes	3.625%		12/31/2030	68,192,000	68,516,977
Total U.S. Treasury Obligations (cost $1,047,194,297)					1,066,102,009
Total Long-Term Investments (cost $5,610,904,315)					5,698,621,446

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.18%

REPURCHASE AGREEMENTS 1.95%
Repurchase Agreement dated 2/27/2026, 3.600% due 3/2/2026 with Barclays Capital, Inc. collateralized by $927,600 of U.S. Treasury Note at 3.500% due 11/30/2030; value: $934,694; proceeds: $916,275 (cost $916,000)	$916,000	$916,000
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $31,833,800 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $32,307,138; proceeds: $31,682,079 (cost $31,673,501)	31,673,501	31,673,501
Repurchase Agreement dated 2/27/2026, 3.580% due 3/2/2026 with JPMorgan Securities LLC collateralized by $2,586,800 of U.S. Treasury Bond at 4.250% due 11/15/2034; value: $2,685,714; proceeds: $2,632,785 (cost $2,632,000)	2,632,000	2,632,000
Repurchase Agreement dated 2/27/2026, 3.620% due 3/2/2026 with RBC Dominion Securities, Inc. collateralized by $61,760,900 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $62,706,122; proceeds: $61,470,538 (cost $61,452,000)	61,452,000	61,452,000
Total Repurchase Agreements (cost $96,673,501)		96,673,501

TIME DEPOSITS 0.02%
CitiBank N.A.(j) (cost $1,156,507)	1,156,507	1,156,507

	Shares

MONEY MARKET FUNDS 0.21%
Fidelity Government Portfolio(j) (cost $10,422,118)	10,422,118	10,422,118
Total Short-Term Investments (cost $108,252,126)		108,252,126
Total Investments in Securities 116.75% (cost $5,719,156,441)		5,806,873,572
Other Assets and Liabilities – Net(k) (16.75)%		(832,993,447)
Net Assets 100.00%		$4,973,880,125

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $1,656,316,181, which represents 33.30% of net assets.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND February 28, 2026

#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Securities purchased on a when-issued basis.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(e)	Interest rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Step Bond – Security with a predetermined schedule of interest rate changes.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	801	Long	$167,387,948	$167,628,024	$240,076

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	124	Short	$(14,339,286)	$(14,475,062)	$(135,776)
U.S. Ultra Treasury Bond	June 2026	267	Long	32,477,279	32,465,531	(11,748)
Total Unrealized Depreciation on Futures Contracts						$(147,524)

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$789,483,884	$–	$789,483,884
Corporate Bonds	–	1,637,705,287	–	1,637,705,287
Floating Rate Loans	–	80,829,832	–	80,829,832
Foreign Government Obligations	–	41,844,562	–	41,844,562
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	125,543,985	–	125,543,985
Government Sponsored Enterprises Pass–Throughs	–	1,314,897,503	–	1,314,897,503
Non-Agency Commercial Mortgage-Backed Securities	–	642,214,384	–	642,214,384
U.S. Treasury Obligations	–	1,066,102,009	–	1,066,102,009
Short-Term Investments
Repurchase Agreements	–	96,673,501	–	96,673,501
Time Deposits	–	1,156,507	–	1,156,507
Money Market Funds	10,422,118	–	–	10,422,118
Total	$10,422,118	$5,796,451,454	$–	$5,806,873,572

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND February 28, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$240,076	$–	$–	$240,076
Liabilities	(147,524)	–	–	(147,524)
Total	$92,552	$–	$–	$92,552

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 116.27%

ASSET-BACKED SECURITIES 13.31%

Automobiles 7.69%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$2,131,581	$2,158,632
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	8,065,000	8,116,574
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	606,821	605,292
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,917,382
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	8,490,770	8,568,101
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,809,365
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,566,743
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,607,708
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	6,155,828	6,194,489
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	9,734,000	9,897,763
Citizens Auto Receivables Trust Series 2024-1 Class A3†	5.11%	4/17/2028	5,469,029	5,497,278
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	2,081,065	2,092,122
Consumer Portfolio Services Auto Trust Series 2025-D Class D†	5.45%	2/17/2032	4,820,000	4,920,120
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	9,225,000	9,323,409
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,062,437
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	9,580,000	9,620,719
CPS Auto Receivables Trust Series 2025-C Class B†	4.71%	12/17/2029	8,725,000	8,780,701
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,773,708
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	8,220,000	8,387,436
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	5,475,000	5,587,079
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	9,000,000	9,746,507
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,826,324
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	10,500,000	10,572,234
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	20,145,000	20,077,377
GLS Auto Receivables Issuer Trust Series 2024-1A Class D†	5.95%	12/17/2029	6,885,000	7,057,345

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2026-1A Class C†	4.56%	11/17/2031	$6,260,000	$6,309,894
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	6,996,827
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	2,054,063	2,075,379
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	8,597,367	8,689,976
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	7,124,000	7,176,658
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%	9/15/2028	4,962,000	4,989,083
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%	12/15/2028	6,550,000	6,664,285
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	7,590,000	7,675,195
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	19,810,000	20,091,732
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%	3/15/2029	20,000,000	20,044,752
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	284,153	284,485
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	1,487,000	1,485,860
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	746,114	756,750
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	4,061,143	4,135,731
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%	8/15/2030	4,505,000	4,607,772
Santander Drive Auto Receivables Trust Series 2025-4 Class B	4.27%	1/15/2032	17,835,000	17,998,197
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	3,069,380	3,079,928
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	5,101,000	5,586,787
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	2,145,000	2,372,342
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	9,550,000	9,670,175
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	2,576,957	2,587,426
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	7,915,000	8,051,761
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	8,945,000	8,984,546
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%	7/16/2029	13,850,000	13,880,132

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	$12,869,833	$13,020,964
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	6,380,878	6,410,213
Total					373,393,695

Credit Card 0.62%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,738,190	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,630,000	7,652,989
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	5,350,000	5,387,623
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	10,155,000	10,274,772
Total					30,053,574

Other 4.91%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	3,250,000	3,266,347
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,135,000	8,157,810
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,200,000	10,284,079
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	6,945,000	6,980,290
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038	5,000,000	5,015,170
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	2,244,499	2,266,164
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.108% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	1,798,337	1,798,578
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	7,900,000	7,928,911
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	4,713,187	4,804,310
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	9,350,000	9,417,380
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	2,951,742	3,018,678
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	4,575,000	4,608,685
DLLMT LLC Series 2026-1A Class A3†	4.20%		12/20/2029	8,890,000	8,960,320
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,416,438	3,453,572

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 105 CLO Ltd. Series 2023-105A Class AR†	5.122% (3 mo. USD Term SOFR + 1.45%)	#	4/15/2038	$6,030,000	$6,059,499
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.372% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036	5,640,000	5,646,492
Eldridge CLO Ltd. Series 2025-2A Class A1†	4.916% (3 mo. USD Term SOFR + 1.28%)	#	1/20/2039	2,500,000	2,503,125
Generate CLO 14 Ltd. Series 2024-14A Class C†	6.171% (3 mo. USD Term SOFR + 2.50%)	#	4/22/2037	2,680,000	2,687,922
KKR CLO 35 Ltd. Series 35A Class BR†	5.268% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	10,150,000	10,163,743
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	2,398,354	2,374,521
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	11,955,000	12,144,465
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.208% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	572,381	571,675
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	8,540,000	8,562,608
M&T Equipment Notes Series 2025-1A Class A4†	4.91%		3/16/2032	5,075,000	5,198,961
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	5.42% (3 mo. USD Term SOFR + 1.75%)	#	7/21/2038	7,595,000	7,632,200
Madison Park Funding LXIX Ltd. Series 2024-69A Class A2†	5.378% (3 mo. USD Term SOFR + 1.71%)	#	7/25/2037	9,200,000	9,215,723
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	4,250,000	4,391,269
MF1 LLC Series 2022-FL9 Class A†	5.817% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	1,680,653	1,682,682
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037	4,640,000	4,648,913
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	271,649
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	4,101,951	4,191,921
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,049,305
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	7,540,000	7,627,675

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
PFP Ltd. Series 2026-13 Class A†	5.166% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	$4,360,000	$4,381,812
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	5.718% (3 mo. USD Term SOFR + 2.05%)	#	4/25/2037	2,170,000	2,175,644
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,501,968
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,329,137	6,332,340
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	7,011,702	7,149,416
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	10,690,000	10,781,124
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	3,386,660	3,393,668
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,103,391	2,129,238
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	12,117,000	12,350,577
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	7,549,000	7,710,321
Total					238,490,750

Student Loan 0.09%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	5.467% (30 day USD SOFR Average + 1.80%)	#	6/25/2047	4,320,007	4,344,794
Total Asset-Backed Securities (cost $641,652,596)					646,282,813

				Shares

COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(b) (cost $334,508)				18,676	350,135

				Principal Amount‡

CORPORATE BONDS 44.91%

Aerospace/Defense 0.90%
ATI, Inc.	7.25%		8/15/2030	$2,008,000	2,104,739
Boeing Co.	3.10%		5/1/2026	7,000,000	6,989,005
Boeing Co.	5.15%		5/1/2030	4,566,000	4,730,021
Boeing Co.	6.528%		5/1/2034	4,009,000	4,496,206
Boeing Co.	6.858%		5/1/2054	2,220,000	2,547,651
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	1,959,000	2,086,654
Hexcel Corp.	5.875%		2/26/2035	6,808,000	7,262,305

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Northrop Grumman Corp.	3.25%		1/15/2028	$8,898,000	$8,810,026
TransDigm, Inc.†	6.75%		1/31/2034	4,299,000	4,465,098
Total					43,491,705

Agriculture 0.98%
Altria Group, Inc.	4.875%		2/4/2028	7,689,000	7,830,217
BAT Capital Corp.	7.75%		10/19/2032	10,036,000	11,842,652
Imperial Brands Finance PLC (United Kingdom)†(c)	5.625%		7/1/2035	4,596,000	4,762,666
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	9,500,000	10,057,931
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	8,651,000	8,889,864
Japan Tobacco, Inc. (Japan)†(c)	5.85%		6/15/2035	4,078,000	4,414,739
Total					47,798,069

Airlines 0.41%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%		10/20/2031	12,023,000	12,263,881
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	7,337,000	7,462,835
Total					19,726,716

Apparel 0.13%
William Carter Co.†	7.375%		2/15/2031	6,314,000	6,510,883

Auto Manufacturers 0.77%
Ford Motor Credit Co. LLC	2.90%		2/10/2029	2,858,000	2,721,347
Ford Motor Credit Co. LLC	5.303%		9/6/2029	12,724,000	12,921,412
Ford Motor Credit Co. LLC	6.054%		11/5/2031	3,828,000	3,985,250
Ford Motor Credit Co. LLC	7.20%		6/10/2030	3,211,000	3,468,159
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	5,441,000	5,640,195
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	5,517,000	5,736,498
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,088,000	3,128,038
Total					37,600,899

Auto Parts & Equipment 0.34%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,951,000	4,103,508
Dornoch Debt Merger Sub, Inc.†(d)	6.625%		10/15/2029	4,622,000	4,179,280
Forvia SE (France)†(c)	6.75%		9/15/2033	4,170,000	4,297,876
ZF North America Capital, Inc.†	6.75%		4/23/2030	3,719,000	3,759,280
Total					16,339,944

Banks 6.05%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	3,200,000	2,937,485
Banco de Credito del Peru SA (Peru)†(c)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037	7,086,000	7,147,294

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		$7,537,000	$7,224,080
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028		10,683,000	10,623,218
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		9,764,000	9,757,914
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,311,556
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027		10,000,000	10,128,503
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		6,780,000	7,075,367
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	4,144,973
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,252,380
Citigroup, Inc.	5.174% (SOFR + 1.49%)	#	9/11/2036		5,680,000	5,781,315
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		7,733,000	8,257,647
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%)	#	–	(e)	6,550,000	6,775,491
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		10,256,000	11,355,707
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		5,657,000	5,678,766
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028		12,096,000	12,220,919
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035		4,122,000	4,141,027
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		8,031,000	8,182,087
Freedom Mortgage Corp.†	12.25%		10/1/2030		5,640,000	6,138,119
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		6,830,000	6,162,344
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035		5,686,000	5,746,941
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%)	#	1/21/2037		3,868,000	3,896,709
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		5,678,000	6,333,123
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037		16,542,000	16,716,948
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035		12,412,000	12,893,317

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	$4,685,000	$4,874,161
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	5,143,000	5,204,553
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,000,000	5,382,373
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	12,802,000	12,923,384
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	2,359,000	2,417,375
NatWest Group PLC (United Kingdom)(c)(d)	3.032% (5 yr. CMT + 2.35%)	#	11/28/2035	6,099,000	5,685,545
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084	6,304,000	6,595,352
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	8,111,000	8,680,109
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,177,000	7,284,915
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	5,000,000	5,309,597
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	8,000,000	7,911,090
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033	4,312,000	3,902,342
UBS Group AG (Switzerland)†(c)	5.58% (SOFR + 1.76%)	#	5/9/2036	6,459,000	6,726,195
UniCredit SpA (Italy)†(c)	5.459% (5 yr. CMT + 4.75%)	#	6/30/2035	1,501,000	1,544,008
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034	1,679,000	1,801,899
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,300,000	5,196,926
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	11,838,000	11,119,637
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,333,176
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	5,037,000	4,986,026
Total					293,761,893

Beverages 0.17%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	8,152,812

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Biotechnology 0.67%
Amgen, Inc.	5.15%	3/2/2028	$10,868,000	$11,132,765
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%	12/15/2032	4,294,000	4,459,289
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	12,108,000	7,533,149
Royalty Pharma PLC	3.35%	9/2/2051	5,882,000	3,984,037
Royalty Pharma PLC	5.40%	9/2/2034	5,402,000	5,598,271
Total				32,707,511

Building Materials 0.29%
AmeriTex HoldCo Intermediate LLC†	7.625%	8/15/2033	3,832,000	4,014,989
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	2,145,000	2,238,709
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030	4,155,000	3,897,165
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031	3,898,000	4,143,609
Total				14,294,472

Chemicals 0.41%
Celanese U.S. Holdings LLC	7.00%	2/15/2031	9,137,000	9,416,373
OCP SA (Malaysia)(c)	6.75%	5/2/2034	6,480,000	7,025,147
Rain Carbon, Inc.†(d)	12.25%	9/1/2029	3,252,000	3,467,074
Total				19,908,594

Coal 0.08%
SunCoke Energy, Inc.†	4.875%	6/30/2029	4,375,000	3,999,694

Commercial Services 0.84%
Allied Universal Holdco LLC†	7.875%	2/15/2031	2,595,000	2,743,106
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,664,000	4,618,779
CompoSecure Holdings LLC†	5.625%	2/1/2033	4,499,000	4,479,407
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,155,457
Global Payments, Inc.	2.90%	11/15/2031	7,400,000	6,667,229
Global Payments, Inc.	5.55%	11/15/2035	1,469,000	1,461,961
Herc Holdings, Inc.†(d)	7.25%	6/15/2033	3,439,000	3,637,489
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	9,056,000	9,418,153
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	4,315,000	4,505,624
Total				40,687,205

Computers 0.24%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	5,037,026
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,420,949
Total				11,457,975

Cosmetics/Personal Care 0.11%
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	5,376,000	5,540,758

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 3.57%
Aircastle Ltd.†	2.85%		1/26/2028	$5,300,000	$5,179,229
Aircastle Ltd.†	6.50%		7/18/2028	12,208,000	12,840,816
Aretec Group, Inc.†	10.00%		8/15/2030	3,646,000	3,883,625
Atlas Warehouse Lending Co. LP†	5.25%		1/15/2033	2,786,000	2,770,666
Aviation Capital Group LLC†	4.875%		1/28/2033	2,898,000	2,888,955
Aviation Capital Group LLC†	6.375%		7/15/2030	4,500,000	4,838,787
Aviation Capital Group LLC†	6.75%		10/25/2028	5,000,000	5,307,197
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%		11/12/2030	7,105,000	7,086,035
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	797,000	776,355
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.85%		4/1/2033	5,006,000	4,963,398
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.375%		5/30/2030	5,659,000	5,856,644
Azorra Finance Ltd. (Cayman Islands)†(c)	7.25%		1/15/2031	5,938,000	6,202,049
Cboe Global Markets, Inc.	3.65%		1/12/2027	5,304,000	5,296,636
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	14,480,000	15,328,537
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	8,586,000	8,562,662
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	4,668,000	4,724,016
ILFC E-Capital Trust I†	6.35%	#(f)	12/21/2065	11,192,000	9,728,056
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,819,000	4,948,868
LPL Holdings, Inc.†	4.00%		3/15/2029	12,000,000	11,840,654
LPL Holdings, Inc.†	4.625%		11/15/2027	5,486,000	5,486,058
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	2,370,000	2,422,981
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	3,752,000	4,050,625
Muthoot Finance Ltd. (India)(c)	6.375%		4/23/2029	6,904,000	7,022,034
Navient Corp.	11.50%		3/15/2031	1,025,000	1,086,954
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,805,283
OneMain Finance Corp.	7.50%		5/15/2031	6,032,000	6,232,352
Osaic Holdings, Inc.†	6.75%		8/1/2032	3,967,000	4,006,135
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,205,000	3,297,109
Rocket Cos., Inc.†	6.375%		8/1/2033	403,000	417,012
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029	4,176,000	4,026,607
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	7,217,000	7,278,447
Total					173,154,782

Electric 4.85%
AEP Transmission Co. LLC	5.375%		6/15/2035	2,747,000	2,871,961
Alpha Generation LLC†	6.75%		10/15/2032	6,941,000	7,225,706

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%)	#	3/15/2056	$9,795,000	$9,844,739
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,183,070
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	8,543,000	9,024,065
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	7,118,191	7,362,979
Comision Federal de Electricidad (Mexico)†(c)	6.045%		1/28/2034	2,419,000	2,449,237
Comision Federal de Electricidad (Mexico)(c)	6.045%		1/28/2034	530,000	536,625
Comision Federal de Electricidad (Mexico)(c)	6.45%		1/24/2035	3,972,000	4,118,138
Constellation Energy Generation LLC†	5.00%		2/1/2031	9,529,000	9,674,867
Constellation Energy Generation LLC	5.60%		6/15/2042	2,075,000	2,114,604
Dominion Energy, Inc.(d)	5.45%		3/15/2035	6,467,000	6,684,568
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,698,000	2,827,099
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	11,476,000	11,581,315
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	3,011,000	3,102,557
Entergy Louisiana LLC	4.90%		4/15/2036	2,425,000	2,428,987
Entergy Louisiana LLC	5.70%		3/15/2054	4,297,000	4,314,166
Entergy Mississippi LLC	5.80%		4/15/2055	4,467,000	4,532,351
Evergy Kansas Central, Inc.	5.25%		3/15/2035	7,710,000	7,939,789
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,284,869
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	4,259,182	4,447,310
FirstEnergy Transmission LLC	5.00%		1/15/2035	1,903,000	1,933,115
Florida Power & Light Co.	5.60%		2/15/2066	4,423,000	4,400,977
Florida Power & Light Co.	5.80%		3/15/2065	2,315,000	2,380,665
Indianapolis Power & Light Co.†	5.70%		4/1/2054	3,000,000	3,036,570
Interstate Power & Light Co.	4.95%		9/30/2034	1,995,000	2,020,042
Interstate Power & Light Co.	5.60%		6/29/2035	5,850,000	6,162,319
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,629,031
Kentucky Utilities Co.	5.85%		8/15/2055	5,914,000	6,087,665
Lightning Power LLC†	7.25%		8/15/2032	4,961,000	5,270,130
Long Ridge Energy LLC†	8.75%		2/15/2032	6,707,000	7,202,647
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,507,097
NRG Energy, Inc.†	6.00%		2/1/2033	4,037,000	4,136,809
Pacific Gas & Electric Co.	5.00%		6/4/2028	5,702,000	5,809,705
Pacific Gas & Electric Co.	5.20%		5/1/2036	3,930,000	3,944,550
Pacific Gas & Electric Co.	5.80%		5/15/2034	11,155,000	11,773,194
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,165,056
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056	2,515,000	2,511,532

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
PSEG Power LLC†	5.75%	5/15/2035	$3,105,000	$3,254,055
Talen Energy Supply LLC†	6.25%	2/1/2034	4,827,000	4,914,801
Talen Energy Supply LLC†	8.625%	6/1/2030	2,524,000	2,663,708
Virginia Electric & Power Co.(g)	4.95%	3/15/2036	9,529,000	9,517,173
Vistra Operations Co. LLC†	5.70%	12/30/2034	11,067,000	11,476,235
Vistra Operations Co. LLC†	7.75%	10/15/2031	2,965,000	3,134,687
Total				235,480,765

Electronics 0.37%
Flex Ltd.	5.375%	11/13/2035	5,718,000	5,782,903
Vontier Corp.	2.95%	4/1/2031	12,857,000	11,948,846
Total				17,731,749

Energy-Alternate Sources 0.12%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%	11/8/2028	5,654,000	5,600,344

Engineering & Construction 0.32%
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,669,924
Weekley Homes LLC/Weekley Finance Corp.†	6.75%	1/15/2034	7,883,000	7,938,588
Total				15,608,512

Entertainment 0.43%
Discovery Global Holdings, Inc.	4.054%	3/15/2029	5,297,000	5,244,666
Discovery Global Holdings, Inc.	4.279%	3/15/2032	4,686,000	4,311,120
Flutter Treasury DAC (Ireland)†(c)	5.875%	6/4/2031	6,623,000	6,608,291
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%	1/15/2032	4,506,000	4,565,563
Total				20,729,640

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,945,000	4,876,076

Food 0.35%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	5.75%	4/1/2033	6,400,000	6,734,343
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	6.375%	4/15/2066	2,640,000	2,690,450
Pilgrim’s Pride Corp.	4.25%	4/15/2031	7,450,000	7,306,954
Total				16,731,747

Forest Products & Paper 0.10%
Magnera Corp.†(d)	4.75%	11/15/2029	5,120,000	4,761,186

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Gas 0.41%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	$4,513,000	$4,071,304
National Fuel Gas Co.	2.95%	3/1/2031	3,954,000	3,675,856
National Fuel Gas Co.	5.95%	3/15/2035	5,009,000	5,338,611
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,561,199
Total				19,646,970

Health Care-Products 0.63%
180 Medical, Inc.†	5.30%	10/8/2035	7,220,000	7,272,670
Baxter International, Inc.	2.539%	2/1/2032	13,353,000	11,686,535
Baxter International, Inc.	5.65%	12/15/2035	9,245,000	9,404,482
Solventum Corp.	5.60%	3/23/2034	2,253,000	2,356,543
Total				30,720,230

Health Care-Services 1.17%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,456,424
Centene Corp.	3.375%	2/15/2030	4,912,000	4,558,159
CommonSpirit Health	5.318%	12/1/2034	4,711,000	4,867,632
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	14,400,000	13,133,411
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	458,000	474,508
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	10,054,000	10,320,572
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,191,033
Universal Health Services, Inc.	2.65%	10/15/2030	6,371,000	5,866,336
Universal Health Services, Inc.	2.65%	1/15/2032	7,880,000	7,054,019
Total				56,922,094

Home Builders 0.31%
Century Communities, Inc.†	3.875%	8/15/2029	6,832,000	6,519,211
LGI Homes, Inc.†	4.00%	7/15/2029	8,985,000	8,355,037
Total				14,874,248

Home Furnishings 0.19%
Whirlpool Corp.	6.125%	6/15/2030	9,010,000	9,057,284

Insurance 2.07%
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032	2,524,000	2,493,386
Aspen Insurance Holdings Ltd.	5.75%	7/1/2030	8,352,000	8,765,311
Asurion LLC & Asurion Co-Issuer, Inc.†	8.00%	12/31/2032	6,905,000	7,258,315
Athene Global Funding†	1.985%	8/19/2028	725,000	685,854
Athene Global Funding†	5.033%	7/17/2030	11,997,000	12,073,271
Athene Global Funding†	5.62%	5/8/2026	4,738,000	4,750,283
Belrose Funding Trust II†	6.792%	5/15/2055	7,404,000	7,553,451

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Brighthouse Financial Global Funding†	5.65%		6/10/2029	$5,719,000	$5,841,236
CNO Global Funding†	5.875%		6/4/2027	6,163,000	6,284,963
GA Global Funding Trust†	5.50%		4/1/2032	7,948,000	8,051,110
HUB International Ltd.†	7.375%		1/31/2032	1,293,000	1,316,855
MetLife, Inc.†	9.25%		4/8/2068	9,450,000	11,302,124
New York Life Global Funding†	4.55%		1/28/2033	2,760,000	2,783,932
Principal Life Global Funding II†	5.10%		1/25/2029	27,000	27,696
Protective Life Corp.	8.45%		10/15/2039	393,000	495,420
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033	4,490,000	4,734,159
RGA Global Funding†	5.00%		8/25/2032	12,246,000	12,469,753
Sammons Financial Group Global Funding†	5.10%		12/10/2029	3,597,000	3,694,480
Total					100,581,599

Internet 1.42%
AppLovin Corp.	5.375%		12/1/2031	4,605,000	4,747,620
Beignet Investor LLC†	6.581%		5/30/2049	11,077,000	11,771,015
Meta Platforms, Inc.	5.625%		11/15/2055	10,630,000	10,413,118
Prosus NV (Netherlands)(c)	4.027%		8/3/2050	9,490,000	6,776,043
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	1,881,000	2,088,026
Uber Technologies, Inc.†	4.50%		8/15/2029	16,776,000	16,802,321
Uber Technologies, Inc.	4.80%		9/15/2035	3,167,000	3,154,129
Uber Technologies, Inc.	5.35%		9/15/2054	5,044,000	4,812,902
Wayfair LLC†	6.75%		11/15/2032	4,313,000	4,399,109
Weibo Corp. (China)(c)(d)	3.375%		7/8/2030	4,100,000	3,931,920
Total					68,896,203

Investment Companies 0.08%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	2,142,000	2,133,972
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	1,831,000	1,905,251
Total					4,039,223

Iron-Steel 0.32%
Carpenter Technology Corp.†	5.625%		3/1/2034	4,341,000	4,431,853
Commercial Metals Co.†	5.75%		11/15/2033	4,374,000	4,465,373
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%)	#	2/25/2056	6,716,000	6,847,633
Total					15,744,859

Leisure Time 0.63%
Carnival Corp.†	6.125%		2/15/2033	5,879,000	6,089,856
Lindblad Expeditions LLC†	7.00%		9/15/2030	4,124,000	4,328,163

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	$5,818,000	$5,863,356
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	7,548,000	7,713,098
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	6,550,000	6,786,742
Total				30,781,215

Lodging 0.42%
Full House Resorts, Inc.†	8.25%	2/15/2028	4,455,000	3,875,850
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	4,488,000	4,538,324
Melco Resorts Finance Ltd. (Hong Kong)†(c)	6.50%	9/24/2033	4,595,000	4,587,189
Wynn Macau Ltd. (Macau)†(c)	6.75%	2/15/2034	7,071,000	7,173,458
Total				20,174,821

Machinery: Construction & Mining 0.05%
Vertiv Holdings Co.(g)	4.85%	3/15/2036	1,601,000	1,595,461
Vertiv Holdings Co.(g)	5.80%	3/15/2056	965,000	967,348
Total				2,562,809

Machinery-Diversified 0.36%
Flowserve Corp.	2.80%	1/15/2032	4,260,000	3,872,883
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	2,722,000	2,470,525
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,776,262
Regal Rexnord Corp.	6.30%	2/15/2030	4,000,000	4,272,087
Total				17,391,757

Media 0.73%
Directv Financing LLC†	8.875%	2/1/2030	4,401,000	4,408,012
Gray Media, Inc.†	9.625%	7/15/2032	4,043,000	4,203,814
Paramount Global	3.375%	2/15/2028	7,622,000	7,370,950
Paramount Global	4.90%	8/15/2044	6,126,000	3,939,254
Paramount Global	6.875%	4/30/2036	5,889,000	5,354,636
Sinclair Television Group, Inc.†	8.125%	2/15/2033	5,695,000	5,934,190
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,251,894
Total				35,462,750

Mining 1.63%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	3,573,000	3,554,096
Anglo American Capital PLC (United Kingdom)†(c)	5.50%	5/2/2033	1,217,000	1,276,034
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	5,193,000	5,517,416
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	5,247,000	5,501,873
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	5,825,000	6,023,959
Corp. Nacional del Cobre de Chile (Chile)†(c)	6.33%	1/13/2035	8,648,000	9,377,718
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	6,042,000	6,458,089

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	$1,279,000	$1,309,480
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,248,694
Hecla Mining Co.	7.25%	2/15/2028	1,811,000	1,817,121
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	6,246,000	6,498,851
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	4,300,000	4,490,490
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.95%	10/17/2031	6,498,000	7,009,006
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,361,358
Vedanta Resources Finance II PLC (United Kingdom)†(c)(d)	9.475%	7/24/2030	4,514,000	4,761,528
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	6,738,000	7,068,650
Total				79,274,363

Miscellaneous Manufacturing 0.13%
LSB Industries, Inc.†	6.25%	10/15/2028	6,110,000	6,146,654

Multi-National 0.24%
European Investment Bank (Luxembourg)(c)	0.375%	3/26/2026	11,580,000	11,552,993

Oil & Gas 2.33%
Antero Resources Corp.†	5.375%	3/1/2030	6,584,000	6,692,076
Caturus Energy LLC†	8.50%	2/15/2030	5,349,000	5,592,738
Continental Resources, Inc.†	5.75%	1/15/2031	5,119,000	5,310,899
Crescent Energy Finance LLC†	7.375%	1/15/2033	7,242,000	7,199,704
EQT Corp.	7.00%	2/1/2030	2,652,000	2,905,180
Expand Energy Corp.	5.375%	3/15/2030	5,467,000	5,550,918
Expand Energy Corp.†	6.75%	4/15/2029	8,980,000	9,006,241
HF Sinclair Corp.	5.00%	2/1/2028	5,000,000	4,995,344
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	4,229,000	4,465,211
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	4,753,000	4,821,966
Matador Resources Co.†	6.25%	4/15/2033	5,697,000	5,802,115
Nabors Industries, Inc.†(d)	8.875%	8/15/2031	6,810,000	7,058,735
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	4,483,000	4,776,550
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	8,825,000	8,850,076
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	4.375%	2/2/2031	5,819,000	5,822,209
SM Energy Co.†	6.75%	8/1/2029	6,511,000	6,661,580
Transocean International Ltd.†	7.875%	10/15/2032	4,212,000	4,524,632
Viper Energy Partners LLC	5.70%	8/1/2035	6,005,000	6,233,040
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	6,490,000	6,665,314
Total				112,934,528

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas Services 0.37%
Kodiak Gas Services LLC†	6.50%		10/1/2033		$4,092,000	$4,221,864
SESI LLC†	7.875%		9/30/2030		9,136,000	9,334,175
WBI Operating LLC†	6.25%		10/15/2030		4,315,000	4,400,156
Total						17,956,195

Packaging & Containers 0.19%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032		4,336,000	4,372,143
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030		4,700,000	4,635,463
Total						9,007,606

Pharmaceuticals 0.85%
AbbVie, Inc.	4.80%		3/15/2027		7,811,000	7,885,576
Bayer Corp.†	6.65%		2/15/2028		1,527,000	1,600,938
Bayer U.S. Finance LLC†	6.375%		11/21/2030		9,069,000	9,770,101
Bayer U.S. Finance LLC†	6.50%		11/21/2033		5,205,000	5,706,611
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055		6,086,000	6,404,961
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)	4.45%		5/19/2028		7,849,000	7,965,719
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026		1,971,000	1,957,724
Total						41,291,630

Pipelines 2.33%
Colonial Enterprises, Inc.†	5.627%		11/15/2035		6,513,000	6,697,538
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032		10,086,000	10,292,171
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		7,110,000	7,317,139
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		2,905,000	2,921,079
DT Midstream, Inc.†	4.125%		6/15/2029		9,336,000	9,273,171
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		8,287,000	8,192,085
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		8,937,000	10,318,428
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(e)	9,119,000	9,165,737
Energy Transfer LP	6.943% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066		4,830,000	4,836,665
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		6,117,000	6,454,528
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		9,244,000	9,633,319
NGPL PipeCo LLC†	3.25%		7/15/2031		5,100,000	4,785,579
NGPL PipeCo LLC†	4.875%		8/15/2027		3,500,000	3,525,876
Plains All American Pipeline LP	8.024% (3 mo. USD Term SOFR + 4.37%)	#	–	(e)	2,688,000	2,687,700

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Rockies Express Pipeline LLC†	6.75%		3/15/2033	$3,629,000	$3,838,390
Southern Natural Gas Co. LLC†	5.45%		8/1/2035	6,925,000	7,194,617
Transcanada Trust (Canada)(c)	5.60% (5 yr. CMT + 3.99%)	#	3/7/2082	6,119,000	6,149,877
Total					113,283,899

REITS 2.46%
Brandywine Operating Partnership LP	8.875%		4/12/2029	5,423,000	5,765,479
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040	7,889,719	7,863,682
Crown Castle, Inc.	2.10%		4/1/2031	5,000,000	4,462,156
Crown Castle, Inc.	3.30%		7/1/2030	2,632,000	2,522,023
EPR Properties	4.95%		4/15/2028	1,994,000	2,018,507
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	6,982,000	7,161,382
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034	4,965,000	5,064,978
Host Hotels & Resorts LP	5.70%		6/15/2032	5,652,000	5,956,897
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	6,995,000	6,774,311
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029	6,309,000	6,251,631
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031	9,025,000	9,523,333
Millrose Properties, Inc.†	6.375%		8/1/2030	5,224,000	5,362,436
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035	5,642,000	5,650,782
Phillips Edison Grocery Center Operating Partnership I LP	5.75%		7/15/2034	932,000	988,518
Piedmont Operating Partnership LP	2.75%		4/1/2032	4,197,000	3,658,529
Piedmont Operating Partnership LP	5.625%		1/15/2033	3,152,000	3,168,984
Prologis Targeted U.S. Logistics Fund LP†	5.25%		1/15/2035	2,685,000	2,769,958
Starwood Property Trust, Inc.†	6.50%		10/15/2030	4,227,000	4,407,569
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	11,500,000	11,446,647
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	3,831,000	3,828,539
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	4,490,000	4,532,127
Vornado Realty LP	5.75%		2/1/2033	10,222,000	10,375,314
Total					119,553,782

Retail 0.42%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	6,425,000	6,595,712
LBM Acquisition LLC†	9.50%		6/15/2031	5,846,000	5,459,872
QXO Building Products, Inc.†	6.75%		4/30/2032	4,229,000	4,383,807
Staples, Inc.†	10.75%		9/1/2029	4,185,000	3,843,563
Total					20,282,954

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.29%
Foundry JV Holdco LLC†	5.50%	1/25/2031	$5,744,000	$5,997,817
Foundry JV Holdco LLC†	5.90%	1/25/2033	5,252,000	5,569,584
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,169,000	2,337,683
Total				13,905,084

Software 0.75%
CoreWeave, Inc.†(d)	9.00%	2/1/2031	4,976,000	4,807,395
Fiserv, Inc.	4.55%	2/15/2031	3,022,000	3,014,228
Fiserv, Inc.	5.15%	8/12/2034	3,716,000	3,706,626
Fiserv, Inc.	5.45%	3/15/2034	3,251,000	3,315,978
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,174,286
Oracle Corp.	5.95%	9/26/2055	11,191,000	9,855,240
Oracle Corp.	6.55%	2/4/2046	8,951,000	8,727,080
Total				36,600,833

Telecommunications 0.73%
Altice France SA (France)†(c)	9.50%	11/1/2029	4,210,029	4,278,417
Cipher Compute LLC†	7.125%	11/15/2030	6,547,000	6,832,410
Level 3 Financing, Inc.†	8.50%	1/15/2036	8,727,100	9,095,902
Sprint Capital Corp.	8.75%	3/15/2032	4,500,000	5,501,964
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	4,774,000	4,798,752
WULF Compute LLC†	7.75%	10/15/2030	4,743,000	5,026,508
Total				35,533,953

Toys/Games/Hobbies 0.24%
Mattel, Inc.(d)	5.00%	11/17/2030	11,655,000	11,837,338

Transportation 0.38%
GXO Logistics, Inc.	6.50%	5/6/2034	8,291,000	9,028,340
Rand Parent LLC†	8.50%	2/15/2030	5,023,000	5,243,967
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	4,124,000	4,341,986
Total				18,614,293

Water 0.18%
Nova Securitisation SARL (Luxembourg)†(c)(d)	5.75%	2/3/2031	8,741,000	8,643,434
Total Corporate Bonds (cost $2,138,779,050)				2,179,929,532

FLOATING RATE LOANS(h) 1.37%

Diversified Financial Services 0.51%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	11,827,709	11,888,149

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hudson River Trading LLC 2026 Repriced Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	$9,022,176	$8,941,337
Jane Street Group LLC 2024 Term Loan B1	5.673% (3 mo. USD Term SOFR + 2.00%)	12/15/2031	3,968,115	3,854,032
Total				24,683,518

Electric 0.33%
NRG Energy, Inc. 2024 Term Loan	5.423% - 5.52% (3 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	11,772,626	11,815,478
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.423% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	4,264,127	4,279,244
Total				16,094,722

Entertainment 0.28%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.422% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	9,909,647	9,777,501
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.673% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	2,076,920	2,071,728
Six Flags Entertainment Corp. 2024 Term Loan B	5.673% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	1,996,391	1,976,427
Total				13,825,656

Environmental Control 0.12%
Clean Harbors, Inc. 2025 Term Loan	5.173% (1 mo. USD Term SOFR + 1.50%)	10/8/2032	5,902,000	5,954,587

Pipelines 0.13%
Colossus Acquireco LLC Term Loan B	5.41% (3 mo. USD Term SOFR + 1.75%)	7/30/2032	6,102,705	6,094,009
Total Floating Rate Loans (cost $66,902,712)				66,652,492

FOREIGN GOVERNMENT OBLIGATIONS 1.30%

Kazakhstan 0.16%
Baiterek National Investment Holding JSC†(c)	4.65%	10/1/2030	7,824,000	7,805,857

Mexico 0.17%
Eagle Funding Luxco SARL†(c)	5.50%	8/17/2030	8,113,000	8,264,226

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Panama 0.13%
Panama Government International Bonds(c)	5.227%		2/23/2034		$6,322,000	$6,326,741

Romania 0.15%
Romania Government International Bonds†(c)	6.625%		5/16/2036		7,066,000	7,534,580

South Africa 0.10%
Republic of South Africa Government International Bonds(c)	5.75%		9/30/2049		5,500,000	4,649,862

United Kingdom 0.59%
U.K. Gilts	3.75%		10/22/2053	GBP	26,317,000	28,645,990
Total Foreign Government Obligations (cost $62,069,927)						63,227,256

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.55%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032		$22,170,000	20,339,299
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032		8,410,000	7,940,625
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(i)	7/25/2032		7,500,000	7,318,395
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(i)	10/25/2033		5,910,000	6,226,020
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K543 Class A2	4.329%	#(i)	6/25/2030		10,000,000	10,212,058
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(i)	8/25/2032		3,021,000	2,869,971
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(i)	5/25/2033		13,872,319	13,888,294
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(i)	12/25/2034		6,300,000	6,529,746
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050		2,847	2,563
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $73,067,818)						75,326,971

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.29%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051		7,141,581	6,218,374
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051		9,511,720	9,065,978

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	$7,858,467	$8,005,198
Federal Home Loan Mortgage Corp.	5.438% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	5,415,703	5,549,652
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	29,557,315	30,641,060
Federal Home Loan Mortgage Corp.(g)	6.00%		9/1/2039 - 2/1/2055	15,536,758	16,138,721
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	9,065,987	9,483,737
Federal National Mortgage Association	2.50%		6/1/2051 - 3/1/2052	28,808,506	25,165,953
Federal National Mortgage Association	3.00%		4/1/2051 - 1/1/2052	18,880,350	17,240,499
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	13,291,271	12,644,628
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	7,426,860	7,543,638
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	20,251,811	20,784,934
Federal National Mortgage Association	5.50%		8/1/2040 - 10/1/2054	32,672,746	33,835,803
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	30,000,621	31,100,872
Federal National Mortgage Association	6.254% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	12,956,408	13,574,737
Government National Mortgage Association(j)	2.00%		TBA	23,670,000	20,060,127
Government National Mortgage Association(j)	2.50%		TBA	25,593,000	22,586,950
Government National Mortgage Association(j)	3.00%		TBA	59,717,000	54,770,062
Government National Mortgage Association(j)	4.50%		TBA	53,397,000	52,733,302
Government National Mortgage Association(j)	5.00%		TBA	101,912,000	102,190,196
Government National Mortgage Association(j)	5.50%		TBA	100,474,000	101,696,450
Government National Mortgage Association(j)	6.00%		TBA	50,496,000	51,497,551
Uniform Mortgage-Backed Security(j)	2.00%		TBA	53,179,000	45,418,097
Uniform Mortgage-Backed Security(j)	2.50%		TBA	18,018,000	15,613,776
Uniform Mortgage-Backed Security(j)	3.00%		TBA	7,975,000	7,213,392
Uniform Mortgage-Backed Security(j)	3.50%		TBA	13,549,000	12,764,312
Uniform Mortgage-Backed Security(j)	4.00%		TBA	28,494,000	27,902,864
Uniform Mortgage-Backed Security(j)	4.50%		TBA	80,919,000	81,247,845
Uniform Mortgage-Backed Security(j)	5.00%		TBA	170,643,000	172,022,282
Uniform Mortgage-Backed Security(j)	5.50%		TBA	83,699,000	85,205,265
Uniform Mortgage-Backed Security(j)	6.00%		TBA	42,518,000	43,611,587

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(j)	6.50%		TBA	$24,765,000	$25,733,569
Uniform Mortgage-Backed Security(j)	7.00%		TBA	9,128,000	9,593,607
Total Government Sponsored Enterprises Pass-Throughs (cost $1,170,420,369)					1,178,855,018

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.12%
1301 Trust Series 2025-1301 Class A†	5.059%	#(i)	8/11/2042	5,460,000	5,595,738
ALA Trust Series 2025-OANA Class A†	5.403% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	4,310,000	4,338,262
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	3,771,000	3,969,259
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(i)	10/25/2051	4,991,590	4,287,845
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	2,600,000	2,754,210
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	3,850,000	4,058,728
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	7,600,000	8,051,161
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	12,360,000	12,922,646
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	8,180,000	8,537,751
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.51% (1 mo. USD Term SOFR + 1.85%)	#	8/15/2042	6,140,000	6,189,444
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,769,845
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	10,545,000	11,084,335
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	10,080,000	10,580,837
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.367% (1 mo. USD Term SOFR + 1.70%)	#	2/15/2042	4,440,000	4,453,680
BX Trust Series 2025-ROIC Class B†	5.053% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,480,744	6,473,096
BX Trust Series 2025-VOLT Class D†	6.41% (1 mo. USD Term SOFR + 2.75%)	#	12/15/2044	7,200,000	7,233,013
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(i)	7/1/2051	10,464,751	8,989,366
CIM Trust Series 2021-J1 Class A1†	2.50%	#(i)	3/25/2051	4,509,750	3,887,332
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	95,723
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(i)	11/27/2051	2,058,278	1,842,474
CONE Trust Series 2024-DFW1 Class B†	5.95% (1 mo. USD Term SOFR + 2.29%)	#	8/15/2041	2,240,000	2,243,230
DBC Mortgage Trust Series 2025-DBC Class C†	5.71% (1 mo. USD Term SOFR + 2.05%)	#	11/15/2042	4,400,000	4,407,390

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1†	5.087%	#(i)	11/25/2060	$9,715,950	$9,789,247
EFMT Series 2025-INV2 Class A1†	5.387%	(k)	5/26/2070	7,863,308	7,943,497
EFMT Series 2025-INV4 Class A1†	5.10%	(k)	10/25/2070	6,447,686	6,498,883
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.167% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	5,867,000	5,921,350
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.017% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	980,000	1,015,513
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.917% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	5,071,000	5,291,937
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	5.768% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	1,267,289	1,285,179
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.167% (30 day USD SOFR Average + 3.50%)	#	5/25/2043	11,800,000	12,375,916
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.417% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	9,202,000	9,614,244
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.567% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	7,100,000	7,474,785
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	13,990,000	14,181,406
Flagstar Mortgage Trust Series 2021-11IN Class A2†	3.00%	#(i)	11/25/2051	6,776,082	6,070,369
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(i)	11/25/2051	2,536,947	2,179,273
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(i)	6/1/2051	15,985,378	13,731,660
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(i)	8/25/2051	10,888,760	9,360,389
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(i)	8/10/2041	4,670,000	4,764,475
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(i)	4/25/2052	12,743,770	10,947,074
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(i)	7/25/2051	1,719,562	1,477,128

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(i)	2/26/2052	$3,780,127	$3,247,181
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A3†	2.50%	#(i)	1/25/2053	3,604,358	3,096,193
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(i)	1/25/2053	6,371,139	5,711,098
GS Mortgage-Backed Securities Trust Series 2026-NQM2 Class AFCF†	4.95%	(k)	11/25/2061	8,688,750	8,704,882
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(i)	6/10/2027	100,000	900
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(i)	12/25/2051	5,332,688	4,577,525
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(i)	5/25/2052	720,202	618,664
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(i)	6/25/2052	5,175,867	4,626,994
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(i)	8/25/2051	5,014,189	4,307,132
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(i)	12/25/2051	7,283,453	6,261,131
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(i)	4/25/2052	11,450,965	10,250,372
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(i)	5/25/2052	3,642,441	3,265,089
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(i)	7/25/2052	1,553,247	1,392,410
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(i)	7/25/2052	984,986	846,117
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(i)	8/25/2052	4,042,102	3,621,127
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(i)	10/25/2052	2,358,419	2,111,265
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(i)	10/25/2052	2,917,593	2,611,839
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(i)	3/25/2052	22,043,103	19,705,553
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(i)	9/25/2052	6,138,846	5,499,500
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(i)	9/25/2065	8,356,738	8,462,878
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(i)	2/25/2066	3,601,109	3,622,804
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.55% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,670,000	2,676,420
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	6,133,147
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(i)	9/25/2070	3,139,359	3,160,933
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(k)	1/25/2071	4,076,741	4,088,616

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(i)	5/25/2065	$4,197,169	$4,267,283
NRTH Commercial Mortgage Trust Series 2025-PARK Class A†	5.053% (1 mo. USD Term SOFR + 1.39%)	#	10/15/2040	3,550,000	3,561,562
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	6.00% (1 mo. USD Term SOFR + 2.30%)	#	2/15/2043	1,340,000	1,339,970
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(i)	10/25/2060	8,762,533	8,825,168
OBX Trust Series 2025-NQM15 Class A1†	5.143%	(k)	7/27/2065	3,888,940	3,921,568
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(i)	8/25/2065	3,346,299	3,362,577
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(i)	12/25/2051	8,773,273	7,536,362
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(i)	9/25/2051	8,456,462	7,263,796
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(i)	11/25/2051	11,059,584	9,499,784
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	762	760
RIDE Series 2025-SHRE Class A†	5.619%	#(i)	2/14/2047	8,710,000	9,010,055
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,110,000	11,507,297
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(l)	0.305%	#(i)	2/15/2041	1,217,000	10,835
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	4,069	3,943
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	6,500,000	6,452,695
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.301% (1 mo. USD Term SOFR + 2.64%)	#	2/15/2042	7,020,000	6,997,255
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	6.75% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	4,700,000	4,743,016
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(k)	12/25/2070	1,672,410	1,677,657
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(k)	1/25/2071	2,451,742	2,456,525
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	7,000,000	6,406,996
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	13,960,000	14,873,200
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(i)	12/25/2051	1,319,616	1,133,568
Total Non-Agency Commercial Mortgage-Backed Securities (cost $482,667,227)					491,139,332

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
U.S. TREASURY OBLIGATIONS 19.41%
U.S. Treasury Bonds	4.00%	11/15/2042	$110,406,000	$104,174,099
U.S. Treasury Bonds	4.50%	11/15/2054	125,152,600	122,295,112
U.S. Treasury Bonds	4.625%	11/15/2044	127,878,000	129,121,813
U.S. Treasury Bonds	4.75%	2/15/2045	171,146,000	175,478,133
U.S. Treasury Bonds	4.75%	5/15/2055	143,621,000	146,207,300
U.S. Treasury Notes	3.375%	12/31/2027	57,032,000	57,007,494
U.S. Treasury Notes	3.50%	11/30/2030	208,076,000	207,994,721
Total U.S. Treasury Obligations (cost $926,176,754)				942,278,672
Total Long-Term Investments (cost $5,562,070,961)				5,644,042,221

SHORT-TERM INVESTMENTS 2.31%

REPURCHASE AGREEMENTS 1.89%
Repurchase Agreement dated 2/27/2026, 3.600% due 3/2/2026 with Barclays Capital, Inc. collateralized by $16,207,600 of U.S. Treasury Note at 3.500% due 11/30/2030; value: $16,331,633; proceeds: $16,009,802 (cost $16,005,000)			16,005,000	16,005,000
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $30,094,400 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $30,541,807; proceeds: $29,951,036 (cost $29,942,926)			29,942,926	29,942,926
Repurchase Agreement dated 2/27/2026, 3.580% due 3/2/2026 with JPMorgan Securities LLC collateralized by $45,204,000 of U.S. Treasury Bond at 4.250% due 11/15/2034; value: $46,933,673; proceeds: $46,008,722 (cost $45,995,000)			45,995,000	45,995,000
Total Repurchase Agreements (cost $91,942,926)				91,942,926

TIME DEPOSITS 0.04%
CitiBank N.A.(m) (cost $2,069,778)			2,069,778	2,069,778

			Shares

MONEY MARKET FUNDS 0.38%
Fidelity Government Portfolio(m) (cost $18,333,412)			18,333,412	18,333,412
Total Short-Term Investments (cost $112,346,116)				112,346,116
Total Investments in Securities 118.58% (cost $5,674,417,077)				5,756,388,337
Other Assets and Liabilities – Net(n) (18.58)%				(902,122,450)
Net Assets 100.00%				$4,854,265,887

GBP	British Pound.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND February 28, 2026

LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $2,126,092,883, which represents 43.80% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Securities purchased on a when-issued basis.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Step Bond – Security with a predetermined schedule of interest rate changes.
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at February 28, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank And Trust	4/24/2026	21,167,000	$28,913,275	$28,530,327	$382,948

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2026	776	Long	$90,167,556	$90,585,875	$418,319
U.S. 2-Year Treasury Note	June 2026	995	Long	207,941,422	208,227,071	285,649
U.S. 5-Year Treasury Note	June 2026	597	Long	65,471,457	65,753,953	282,496
Total Unrealized Appreciation on Futures Contracts						$986,464

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	June 2026	391	Long	$47,560,360	$47,543,156	$(17,204)

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,315,384	$6,738,190	$30,053,574
Remaining Industries	–	616,229,239	–	616,229,239
Common Stocks	–	350,135	–	350,135
Corporate Bonds	–	2,179,929,532	–	2,179,929,532
Floating Rate Loans	–	66,652,492	–	66,652,492
Foreign Government Obligations	–	63,227,256	–	63,227,256
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	75,326,971	–	75,326,971
Government Sponsored Enterprises Pass-Throughs	–	1,178,855,018	–	1,178,855,018
Non-Agency Commercial Mortgage-Backed Securities	–	491,139,332	–	491,139,332
U.S. Treasury Obligations	–	942,278,672	–	942,278,672
Short-Term Investments
Repurchase Agreements	–	91,942,926	–	91,942,926
Time Deposits	–	2,069,778	–	2,069,778
Money Market Funds	18,333,412	–	–	18,333,412
Total	$18,333,412	$5,731,316,735	$6,738,190	$5,756,388,337
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$382,948	$–	$382,948
Liabilities	–	–	–	–
Futures Contracts
Assets	986,464	–	–	986,464
Liabilities	(17,204)	–	–	(17,204)
Total	$969,260	$382,948	$–	$1,352,208

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.23%

ASSET-BACKED SECURITIES 0.77%

Other 0.77%
AGL CLO 29 Ltd. Series 2024-29A Class D†	7.42% (3 mo. USD Term SOFR + 3.75%)	#	4/21/2037	$5,000,000	$4,958,090
Arini U.S. CLO III Ltd. Series 3A Class D†	6.82% (3 mo. USD Term SOFR + 2.90%)	#	1/15/2039	4,480,000	4,522,408
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	6.972% (3 mo. USD Term SOFR + 3.30%)	#	1/15/2039	6,110,000	6,088,102
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	6.468% (3 mo. USD Term SOFR + 2.80%)	#	1/20/2038	7,000,000	6,917,547
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.118% (3 mo. USD Term SOFR + 3.45%)	#	7/17/2038	2,000,000	2,022,560
KKR CLO 26 Ltd. Series 26 Class DRR†	6.972% (3 mo. USD Term SOFR + 3.30%)	#	10/15/2034	2,900,000	2,903,944
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	6.922% (3 mo. USD Term SOFR + 3.25%)	#	1/15/2039	2,000,000	1,938,222
OCP CLO Ltd. Series 2024-31A Class D†	7.618% (3 mo. USD Term SOFR + 3.95%)	#	4/20/2037	4,080,000	4,073,080
Total Asset-Backed Securities (cost $33,594,350)					33,423,953

				Shares

COMMON STOCKS 0.61%

Diversified Telecommunication Services 0.06%
Luxco Co. Ltd.*(a)				143,538	2,691,030

Electric: Utilities 0.13%
Frontera Generation Holdings LLC*				209,679	5,556,493	(b)

Health Care Providers & Services 0.13%
Recovery Solutions LLC*				377,697	5,382,179
Wellpath Holdings, Inc.*				66,425	464,978
Total					5,847,157

Machinery 0.01%
TNT Crane & Rigging, Inc.*				528,781	249,056

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Shares	Fair Value
Miscellaneous Financials 0.20%
Utex Industries*				297,535	$8,479,747

Personal Care Products 0.02%
Anastasia Parent LLC*				79,014	1,022,244

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*				60,887	2,587,698	(c)
Total Common Stocks (cost $32,573,816)					26,433,425

				Principal Amount‡

CORPORATE BONDS 7.87%

Advertising 0.12%
Advantage Sales & Marketing, Inc.†	6.50%		11/15/2028	$6,169,500	5,082,897

Aerospace/Defense 0.16%
TransDigm, Inc.†(d)	6.125%		7/31/2034	6,757,000	6,871,774

Airlines 0.17%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	9.50%		6/1/2028	7,285,000	7,519,708

Banks 0.16%
Western Alliance Bancorp(d)	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	7,105,000	7,033,097

Biotechnology 0.43%
Genmab AS/Genmab Finance LLC (Denmark)†(e)	6.25%		12/15/2032	17,700,000	18,381,326

Building Materials 0.37%
ACProducts Holdings, Inc.†	6.375%		5/15/2029	7,065,000	3,453,019
Camelot Return Merger Sub, Inc.†(d)	8.75%		8/1/2028	5,363,000	4,054,596
CP Atlas Buyer, Inc.†	9.75%		7/15/2030	8,518,000	8,534,559
Total					16,042,174

Chemicals 0.57%
Advancion Sciences, Inc.†	9.25%		11/1/2026	12,414,838	10,800,909
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,319,000	5,481,634
Cerdia Finanz GmbH (Germany)†(e)	9.375%		10/3/2031	8,289,000	8,496,225
Total					24,778,768

Commercial Services 0.21%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(e)	7.00%		5/21/2030	8,741,000	9,159,327

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services 1.02%
Atlanticus Holdings Corp.†	9.75%		9/1/2030		$4,875,000	$4,433,583
Bread Financial Holdings, Inc.†(d)	8.375% (5 yr. CMT + 4.30%)	#	6/15/2035		8,510,000	8,681,805
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		8,449,000	8,858,464
LFS Topco LLC†	8.75%		7/15/2030		4,500,000	4,357,481
Midcap Financial Issuer Trust†	5.625%		1/15/2030		6,189,000	6,018,115
PRA Group, Inc.†(d)	5.00%		10/1/2029		5,138,000	4,746,831
Velocity Commercial Capital LLC†	9.375%		2/15/2031		7,098,000	7,201,370
Total						44,297,649

Electric 0.25%
Alpha Generation LLC†	6.25%		1/15/2034		10,718,000	10,890,688

Entertainment 0.11%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%		1/15/2032		4,631,000	4,692,216

Food 0.12%
C&S Group Enterprises LLC†(d)	5.00%		12/15/2028		5,210,000	4,930,411

Hand/Machine Tools 0.22%
IMA Industria Macchine Automatiche SpA†	5.766% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	2,771,000	3,311,977
IMA Industria Macchine Automatiche SpA	5.766% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	5,260,000	6,286,901
Total						9,598,878

Insurance 0.26%
Asurion LLC & Asurion Co-Issuer, Inc.†	8.00%		12/31/2032		$10,638,000	11,182,325

Internet 0.11%
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029		4,169,000	4,627,847

Leisure Time 0.16%
Deuce Finco PLC†	5.551% (3 mo. EURIBOR + 3.50%)	#	11/20/2032	EUR	5,750,000	6,853,189

Machinery-Diversified 0.38%
Columbus McKinnon Corp.†	7.125%		2/1/2033		$1,774,000	1,825,011
King U.S. Bidco, Inc.†	5.311% (3 mo. EURIBOR + 3.25%)	#	12/1/2032	EUR	4,318,000	5,153,108
Lsf12 Helix Parent LLC†	7.125%		2/1/2033		$9,468,000	9,528,434
Total						16,506,553

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Media 0.54%
CSC Holdings LLC†	4.50%	11/15/2031		$22,470,000	$13,504,948
DISH Network Corp.†	11.75%	11/15/2027		9,492,000	9,832,108
Total					23,337,056

Miscellaneous Manufacturing 0.18%
CTEC II GmbH	5.25%	2/15/2030	EUR	7,055,000	7,945,566

Oil & Gas 0.19%
DBR Land Holdings LLC†	6.25%	12/1/2030		$4,585,000	4,731,697
Matador Resources Co.†(f)	6.00%	4/15/2034		3,405,000	3,405,149
Total					8,136,846

Oil & Gas Services 0.56%
Archrock Services LP/Archrock Partners Finance Corp.†	6.00%	2/1/2034		9,458,000	9,580,850
Kodiak Gas Services LLC†	6.50%	10/1/2033		4,774,000	4,925,508
WBI Operating LLC†	6.25%	10/15/2030		5,677,000	5,789,036
WBI Operating LLC†	6.50%	10/15/2033		4,021,000	4,088,653
Total					24,384,047

Pipelines 0.10%
Genesis Energy LP/Genesis Energy Finance Corp.(f)	6.75%	3/15/2034		4,413,000	4,466,353

REITS 0.05%
RHP Hotel Properties LP/RHP Finance Corp.†(f)	5.75%	3/15/2034		2,297,000	2,315,585

Retail 0.72%
Advance Auto Parts, Inc.†	7.00%	8/1/2030		6,455,000	6,626,509
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	5,819,220
LBM Acquisition LLC†	9.50%	6/15/2031		10,922,000	10,200,602
Park River Holdings, Inc.†(d)	8.75%	12/31/2030		8,967,897	8,654,791
Total					31,301,122

Telecommunications 0.36%
Level 3 Financing, Inc.†	8.50%	1/15/2036		12,660,803	13,195,841
Lumen Technologies, Inc.†	5.375%	6/15/2029		2,247,000	2,159,154
Total					15,354,995

Transportation 0.35%
Rand Parent LLC†	8.50%	2/15/2030		7,500,000	7,829,932
Seaspan Corp. (Hong Kong)†(e)	5.50%	8/1/2029		7,742,000	7,423,827
Total					15,253,759
Total Corporate Bonds (cost $347,431,267)					340,944,156

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Shares	Fair Value
EXCHANGE-TRADED FUNDS 1.75%

Exchange-Traded Funds 1.23%
Invesco Senior Loan ETF(d)			2,642,537	$53,405,673

Miscellaneous Financials 0.52%
State Street Blackstone Senior Loan ETF(d)			565,770	22,568,565
Total Exchange-Traded Funds (cost $77,998,285)				75,974,238

			Principal Amount‡
FLOATING RATE LOANS(g) 83.74%

Advertising 0.71%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.163% (3 mo. USD Term SOFR + 4.25%)	10/28/2027	$5,634,630	4,663,360
CMG Media Corp. 2024 Term Loan	7.272% (3 mo. USD Term SOFR + 3.50%)	6/18/2029	17,683,434	16,783,789
Summer BC Holdco B SARL 2024 USD Term Loan B	8.932% (3 mo. USD Term SOFR + 5.00%)	2/15/2029	10,663,046	9,492,297
Total				30,939,446

Aerospace & Defense 1.37%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%	3/6/2028	15,008,636	41,183,696
TransDigm, Inc. 2025 Term Loan K	5.923% (1 mo. USD Term SOFR + 2.25%)	3/22/2030	7,454,306	7,456,058
TransDigm, Inc. 2025 Term Loan M	6.173% (1 mo. USD Term SOFR + 2.50%)	8/19/2032	10,880,730	10,889,816
Total				59,529,570

Aerospace/Defense 0.71%
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(e)	10.172% (3 mo. USD Term SOFR + 6.50%)	4/23/2030	2,764,872	2,807,492
TransDigm, Inc. 2023 Term Loan J	6.173% (1 mo. USD Term SOFR + 2.50%)	2/28/2031	9,808,128	9,819,162
TransDigm, Inc. 2024 Term Loan L	6.173% (1 mo. USD Term SOFR + 2.50%)	1/19/2032	17,957,216	17,967,003
Total				30,593,657

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Shares	Fair Value
Airlines 1.24%
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	27,609,900	$27,609,900
JetBlue Airways Corp. 2024 Term Loan B	8.445% (3 mo. USD Term SOFR + 4.75%)	8/27/2029	9,527,764	9,224,114
OneSky Flight LLC 2026 Term Loan B	6.403% (3 mo. USD Term SOFR + 2.75%)	2/17/2033	8,989,000	8,972,146
Vista Management Holding, Inc. 2025 Term Loan B	7.406% (3 mo. USD Term SOFR + 3.75%)	4/1/2031	8,072,970	8,095,695
Total				53,901,855

Apparel 0.30%
WH Borrower LLC 2025 Term Loan B	8.156% (3 mo. USD Term SOFR + 4.50%)	2/20/2032	13,175,524	13,185,800

Auto Parts & Equipment 1.74%
American Axle & Manufacturing, Inc. 2025 Incremental Term Loan C	6.911% (1 mo. USD Term SOFR + 3.25%)	2/24/2032	13,598,000	13,572,572
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.788% (1 mo. USD Term SOFR + 4.00%)	4/6/2028	9,391,043	9,370,946
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.173% (1 mo. USD Term SOFR + 2.50%)	5/6/2030	4,500,186	4,495,978
Clarios Global LP 2025 USD Term Loan B (Canada)(e)	6.423% (1 mo. USD Term SOFR + 2.75%)	1/28/2032	14,156,520	14,141,797
DexKo Global, Inc. 2021 USD Term Loan B	7.679% (3 mo. USD Term SOFR + 3.75%)	10/4/2028	11,559,781	11,528,339
DexKo Global, Inc. 2023 Incremental Term Loan	7.917% (3 mo. USD Term SOFR + 4.25%)	10/4/2028	2,357,985	2,362,783
Tenneco, Inc. 2022 Term Loan B	8.756% - 8.77% (3 mo. USD Term SOFR + 5.00%)	11/17/2028	20,001,000	19,753,688
Total				75,226,103

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Banks 0.47%
Armor Holding II LLC 2025 Term Loan	7.549% (3 mo. USD Term SOFR + 3.75%)	12/10/2031		$11,159,896	$11,125,021
Chrysaor Bidco SARL 2025 USD Term Loan B (Luxembourg)(e)	6.90% (3 mo. USD Term SOFR + 3.25%)	10/30/2031		9,339,941	9,337,607
Total					20,462,628

Beverages 0.74%
Celsius Holdings, Inc. 2025 Term Loan B	6.172% (3 mo. USD Term SOFR + 2.50%)	4/1/2032		2,221,986	2,239,763
Pegasus BidCo BV 2025 EUR 1st Lien Repriced Term Loan B	4.999% (3 mo. EURIBOR + 3.00%)	7/12/2029	EUR	2,374,000	2,830,014
Pegasus BidCo BV 2025 USD Repriced Term Loan B (Netherlands)(e)	6.403% (3 mo. USD Term SOFR + 2.75%)	7/12/2029		$17,636,826	17,662,487
Primo Brands Corp. 2025 Term Loan B	5.922% (3 mo. USD Term SOFR + 2.25%)	3/31/2028		9,181,511	9,189,315
Total					31,921,579

Biotechnology 0.06%
Genmab AS Term Loan B (Denmark)(e)	6.705% (3 mo. USD Term SOFR + 3.00%)	12/13/2032		2,374,000	2,386,606

Building Materials 2.00%
Chamberlain Group, Inc. 2025 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)	9/8/2032		11,653,935	11,630,744
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.01% (1 mo. USD Term SOFR + 3.25%)	4/12/2028		16,374,122	12,111,038
EMRLD Borrower LP 2024 Term Loan B	6.122% (6 mo. USD Term SOFR + 2.25%)	8/4/2031		5,550,757	5,537,407
EMRLD Borrower LP Term Loan B	5.923% (3 mo. USD Term SOFR + 2.25%)	5/31/2030		10,554,270	10,528,834
Groundworks LLC 2024 Term Loan	6.673% (3 mo. USD Term SOFR + 3.00%)	3/14/2031		6,459,646	6,468,754
Hobbs & Associates LLC Term Loan B	6.422% (1 mo. USD Term SOFR + 2.75%)	7/23/2031		7,067,000	7,047,884
Quikrete Holdings, Inc. 2025 Term Loan B	5.923% (1 mo.
	USD Term SOFR + 2.25%)	2/10/2032		25,746,957	25,763,049

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)		4/2/2029		$7,385,494	$7,413,189
Total						86,500,899

Chemicals 2.36%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	7.422% (3 mo. USD Term SOFR + 3.75%)		12/23/2031		10,421,730	10,040,712
Hexion Holdings Corp. 2024 Term Loan B	7.677% (1 mo. USD Term SOFR + 4.00%)		3/15/2029		12,814,022	12,598,939
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.928% (1 mo. EURIBOR + 2.00%)		1/29/2027	EUR	14,980,000	17,563,546
INEOS U.S. Finance LLC 2021 USD Term Loan B	6.273% (1 mo. USD Term SOFR + 2.50%)		11/8/2028		$16,110,219	14,787,811
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(e)	7.036% (6 mo. USD Term SOFR + 3.25%)		4/3/2028		18,036,584	18,064,812
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(e)	6.917% (3 mo. USD Term SOFR + 3.25%)		4/3/2028		2,735,230	2,722,415
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%)		11/3/2032		6,627,000	6,531,273
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B	6.522% (3 mo. USD Term SOFR + 2.75%)		1/31/2029		9,361,837	9,353,552
SCIL IV LLC USD Term Loan B	7.799% (6 mo. USD Term SOFR + 4.00%)		11/8/2032		4,718,175	4,721,147
USALCO LLC 2025 Delayed Draw Term Loan(h)	–	(i)	9/30/2031		553,060	554,443
USALCO LLC 2025 Term Loan	7.173% (1 mo. USD Term SOFR + 3.50%)		9/30/2031		5,314,394	5,327,680
Total						102,266,330

Commercial Services 6.40%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(e)	6.664% (3 mo. USD Term SOFR + 3.00%)		5/21/2031		10,751,395	10,779,994
Allied Universal Holdco LLC 2025 USD Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		8/20/2032		26,258,190	26,301,516

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Amber Finco PLC 2025 EUR Fungible Term Loan B	5.269% (3 mo. EURIBOR + 3.25%)	6/11/2029	EUR	7,200,000	$8,595,276
Belron Finance 2019 LLC 2026 Repriced Term Loan B	5.66% (3 mo. USD Term SOFR + 2.00%)	10/16/2031		$27,511,807	27,557,614
Belron Finance U.S. LLC 2026 EUR Term Loan B	4.27% (3 mo. EURIBOR + 2.25%)	10/16/2031	EUR	3,000,000	3,563,375
Boluda Towage SL 2024 EUR Term Loan B	5.428% (1 mo. EURIBOR + 3.50%)	1/31/2030	EUR	4,915,000	5,864,653
Brock Holdings III, Inc. 2024 Term Loan B	9.422% (3 mo. USD Term SOFR + 5.75%)	5/2/2030		$6,907,562	6,953,601
CHG Healthcare Services, Inc. 2025 Term Loan B1	6.417% (3 mo. USD Term SOFR + 2.75%)	9/29/2028		10,327,718	10,331,797
CoreLogic, Inc. Term Loan	7.288% (1 mo. USD Term SOFR + 3.50%)	6/2/2028		16,407,032	15,627,698
Creative Artists Agency LLC 2025 Repriced Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)	10/1/2031		2,263	2,259
Ensemble RCM LLC 2026 Term Loan B	6.66% (3 mo. USD Term SOFR + 3.00%)	2/9/2033		13,116,000	12,665,138
First Advantage Holdings LLC 2025 Repriced Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)	10/31/2031		4,805,480	4,615,664
Fugue Finance BV 2026 EUR Term Loan B	4.795% (3 mo. EURIBOR + 2.75%)	1/9/2032	EUR	3,403,000	4,020,804
Fugue Finance BV 2026 USD Term Loan B (Netherlands)(e)	5.921% (3 mo. USD Term SOFR + 2.25%)	1/9/2032		$878,091	873,700
Garda World Security Corp. 2026 Term Loan B (Canada)(e)	6.421% (3 mo. USD Term SOFR + 2.75%)	2/1/2029		17,148,843	17,143,527
Holding Socotec 2026 EUR Term Loan B	5.519% (1 mo. EURIBOR + 3.00%)	6/2/2031	EUR	6,641,000	7,894,088
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.673% (1 mo. USD Term SOFR + 3.00%)	5/4/2028		$17,445,127	17,430,647

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
PAREXEL International Corp. 2025 Repriced Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		12/12/2031		$7,644,586	$7,565,771
PG Investment Co. 59 SARL 2025 Repriced Term Loan B (Luxembourg)(e)	5.922% (3 mo. USD Term SOFR + 2.25%)		3/26/2031		6,167,351	6,168,338
Priority Holdings LLC 2025 Term Loan B	7.423% (1 mo. USD Term SOFR + 3.75%)		7/30/2032		12,161,536	11,915,812
Raven Acquisition Holdings LLC Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)		11/19/2031		8,841,212	8,443,357
Shift4 Payments LLC 2025 Repriced Term Loan B	5.652% (3 mo. USD Term SOFR + 2.00%)		7/3/2032		5,465,302	5,478,966
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.101% (3 mo. USD Term SOFR + 5.43%)		9/4/2030		1,760,244	1,804,435
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	7.933% (3 mo. USD Term SOFR + 4.00%)		9/4/2030		5,614,550	4,402,733
Techem Verwaltungsgesellschaft 675 GmbH 2025 EUR Term Loan B	5.231% (3 mo. EURIBOR + 3.25%)		7/15/2032	EUR	5,682,000	6,753,128
TruGreen LP 2020 Term Loan	7.767% (3 mo. USD Term SOFR + 4.00%)		11/2/2027		$15,075,759	14,862,136
Veritiv Corp. Term Loan B	7.672% (3 mo. USD Term SOFR + 4.00%)		12/2/2030		17,023,339	16,918,050
Wash Multifamily Parent, Inc. Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		9/10/2032		12,887,000	12,977,596
Total						277,511,673

Commercial Services & Supplies 0.01%
Raven Acquisition Holdings LLC Delayed Draw Term Loan(h)	–	(i)	11/19/2031		636,287	607,654

Computers 2.32%
Ahead DB Holdings LLC 2024 Term Loan B4	6.172% (3 mo. USD Term SOFR + 2.50%)		2/3/2031		8,592,955	8,385,521
Amentum Government Services Holdings LLC 2024 Term Loan B	5.673% (1 mo. USD Term SOFR + 2.00%)		9/29/2031		9,952,800	9,950,312

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Computers (continued)
Clover Holdings 2 LLC Fixed Term Loan B	7.75%		12/9/2031		$4,843,513	$4,583,174
Clover Holdings 2 LLC Term Loan B	7.66% (1 mo. USD Term SOFR + 4.00%)		12/9/2031		9,523,917	9,012,007
McAfee LLC 2024 USD 1st Lien Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)		3/1/2029		20,766,805	18,208,022
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan	5.923% (1 mo. USD Term SOFR + 2.25%)		10/31/2030		11,851,871	11,496,315
Ping Identity Corp. 2025 Term Loan	6.41% (1 mo. USD Term SOFR + 2.75%)		11/15/2032		5,677,000	5,567,008
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029		28,196,000	29,626,947
X Corp. Term Loan	10.448% (3 mo. USD Term SOFR + 6.50%)		10/26/2029		3,600,000	3,613,878
Total						100,443,184

Construction & Engineering 0.11%
FrontDoor, Inc. 2024 Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		12/19/2031		4,879,219	4,918,862

Containers & Packaging 3.08%
Altium Packaging LLC 2024 Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		6/11/2031		12,617,175	12,217,589
Berlin Packaging LLC 2025 Term Loan B7	6.911% - 6.92% (3 mo. USD Term SOFR + 3.25%)		6/7/2031		15,998,543	15,942,548
BradyPlus Holdings LLC 2025 Term Loan B	7.172% (3 mo. USD Term SOFR + 3.50%)		12/29/2032		20,262,000	20,141,745
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		4/1/2032		24,318,046	24,105,263
Node AcquiCo GmbH EUR Term Loan	5.453% (1 mo. EURIBOR + 3.50%)		12/8/2032	EUR	11,812,457	14,023,690
Proampac PG Borrower LLC 2024 Term Loan	7.652% - 7.67% (3 mo. USD Term SOFR + 4.00%)		9/15/2028		$48,842	48,292
Proampac PG Borrower LLC 2026 USD Term Loan B	–	(i)	2/18/2033		20,069,067	19,843,290
SupplyOne, Inc. 2024 Term Loan B	7.173% (1 mo. USD Term SOFR + 3.50%)		4/21/2031		8,687,603	8,733,083

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging (continued)
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B 5.27%	3.25% (1 mo. USD Term SOFR + 1.50%)		11/30/2028		$10,144,654	$9,466,231
Trivium Packaging BV EUR Repriced Term Loan	5.776% (3 mo. EURIBOR + 3.75%)		5/28/2030	EUR	7,565,000	8,962,761
Total						133,484,492

Cosmetics/Personal Care 0.95%
ACP Tara Holdings, Inc. 2025 Term Loan B	6.973% (3 mo. USD Term SOFR + 3.25%)		12/15/2032		$8,224,000	8,252,291
Conair Holdings LLC Term Loan B	7.538% (1 mo. USD Term SOFR + 3.75%)		5/17/2028		20,788,772	11,468,438
Opal Bidco SAS USD Term Loan B4	6.686% (3 mo. USD Term SOFR + 3.00%)		4/28/2032		21,216,326	21,218,978
Total						40,939,707

Distribution/Wholesale 0.68%
BCPE Empire Holdings, Inc. 2025 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		12/11/2030		19,974,288	19,910,070
Fluid-Flow Products, Inc. 2026 Term Loan B	–	(i)	3/4/2033		3,676,000	3,657,620
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	6.672% (3 mo. USD Term SOFR + 3.00%)		6/20/2031		5,973,885	5,870,119
Total						29,437,809

Diversified Financial Services 4.25%
Aretec Group, Inc. 2025 Repriced Term Loan	6.673% (1 mo. USD Term SOFR + 3.00%)		8/9/2030		17,573,617	17,026,902
Citco Funding LLC 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%)		1/30/2033		4,657,000	4,617,415
DRW Holdings LLC 2024 Term Loan B	7.173% (1 mo. USD Term SOFR + 3.50%)		6/26/2031		13,114,872	12,914,083
Edelman Financial Center LLC 2024 2nd Lien Term Loan	8.923% (1 mo. USD Term SOFR + 5.25%)		10/6/2028		10,745,000	10,673,385
Europa University Education Group SL 2026 EUR Term Loan B	–	(i)	12/3/2031	EUR	3,770,000	4,469,667
GEN II Fund Services LLC 2024 Term Loan B	6.422% (3 mo. USD Term SOFR + 2.75%)		11/26/2031		$4,320,353	4,223,145

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Diversified Financial Services (continued)
GTCR Everest Borrower LLC 2026 Term Loan B	6.16% (3 mo. USD Term SOFR + 2.50%)	9/5/2031		$10,499,419	$10,326,599
Guggenheim Partners LLC 2024 Term Loan B	6.172% (3 mo. USD Term SOFR + 2.50%)	11/26/2031		4,641,444	4,629,841
Hudson River Trading LLC 2026 Repriced Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%)	3/18/2030		31,394,314	31,113,021
Jane Street Group LLC 2024 Term Loan B1	5.673% (3 mo. USD Term SOFR + 2.00%)	12/15/2031		36,147,170	35,107,938
Jump Financial LLC 2025 1st Lien Term Loan B	7.172% (3 mo. USD Term SOFR + 3.50%)	2/26/2032		14,703,059	14,684,680
Orion U.S. Finco, Inc. 1st Lien Term Loan	7.15% (3 mo. USD Term SOFR + 3.50%)	10/8/2032		9,548,000	9,404,780
Osaic Holdings, Inc. 2026 Term Loan B	6.146% (3 mo. USD Term SOFR + 2.50%)	7/30/2032		18,344,000	17,805,145
Speed Midco 3 SARL 2025 EUR Term Loan	4.845% (6 mo. EURIBOR + 2.75%)	10/7/2032	EUR	6,149,000	7,233,872
Total					184,230,473

Electric 1.40%
Cogentrix Finance Holdco I LLC Repriced Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)	2/26/2032		$4,362,548	4,360,519
Kestrel Acquisition LLC 2025 Term Loan	6.672% (3 mo. USD Term SOFR + 3.00%)	11/6/2031		8,287,245	8,321,430
Lackawanna Energy Center LLC 2025 Term Loan B	6.668% (1 mo. USD Term SOFR + 3.00%)	8/5/2032		20,985,776	21,116,938
South Field LLC 2025 1st Lien Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)	8/29/2031		19,676,515	19,781,095
South Field LLC 2025 1st Lien Term Loan C	6.672% (3 mo. USD Term SOFR + 3.00%)	8/29/2031		1,188,861	1,195,180
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.153% (3 mo. USD Term SOFR + 2.50%)	12/15/2031		5,664,780	5,688,147
Total					60,463,309

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electric: Generation 0.06%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.434% (3 mo. USD Term SOFR + 1.50%)		7/28/2028		$2,863,989	$2,770,910

Electronics 0.44%
LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B	6.671% (1 mo. USD Term SOFR + 3.00%)		12/2/2031		19,185,692	19,209,674

Energy: Alternate Sources 0.48%
Bayonne Energy Center LLC Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		10/1/2032		20,761,965	20,904,704

Engineering & Construction 1.24%
Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan(h)	–	(i)	1/27/2033		2,423,412	2,396,160
Azuria Water Solutions, Inc. 2026 Term Loan B	–	(i)	1/27/2033		18,175,588	17,971,204
DG Investment Intermediate Holdings 2, Inc. 2025 2nd Lien Term Loan	9.173% (1 mo. USD Term SOFR + 5.50%)		7/29/2033		2,845,000	2,834,331
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan	6.923% (1 mo. USD Term SOFR + 3.25%)		7/9/2032		12,695,000	12,695,063
Green Infrastructure Partners, Inc. USD Term Loan B (Canada)(e)	6.422% (3 mo. USD Term SOFR + 2.75%)		9/24/2032		5,550,000	5,553,497
Radar Bidco SARL 2026 EUR Repriced Term Loan	–	(i)	4/4/2031	EUR	1,885,000	2,237,662
Radar Bidco SARL 2026 USD Repriced Term Loan (Luxembourg)(e)	6.414% (3 mo. USD Term SOFR + 2.75%)		4/4/2031		$6,896,715	6,905,336
Ramudden Global Group GmbH 2026 EUR Term Loan B	–	(i)	2/14/2033	EUR	2,826,000	3,344,211
Total						53,937,464

Entertainment 2.36%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B	6.165% (3 mo. USD Term SOFR + 2.50%)		11/24/2032		$11,347,000	11,183,887
Caesars Entertainment, Inc. 2024 Term Loan B1	5.923% (1 mo. USD Term SOFR + 2.25%)		2/6/2031		20,485,850	20,362,935
Caesars Entertainment, Inc. Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		2/6/2030		14,176,582	14,114,630

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Cinemark USA, Inc. 2025 Term Loan B	5.922% - 5.92% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)	5/24/2030		$9,768,177	$9,804,027
Dorna Sports SL 2025 EUR Term Loan B	4.874% (6 mo. EURIBOR + 2.75%)	8/18/2032	EUR	4,733,000	5,628,110
EOC Borrower LLC Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)	3/24/2032		$20,387,550	20,372,259
GVC Holdings Gibraltar Ltd. 2024 EUR Term Loan B4	5.519% (3 mo. EURIBOR + 3.50%)	6/30/2028	EUR	3,044,277	3,628,592
Ontario Gaming GTA LP Term Loan B (Canada)(e)	7.922% (3 mo. USD Term SOFR + 4.25%)	8/1/2030		$8,095,000	7,656,737
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.673% (1 mo. USD Term SOFR + 2.00%)	12/4/2031		9,503,591	9,479,832
Total					102,231,009

Environmental Control 1.26%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(e)	6.273% (3 mo. USD Term SOFR + 2.50%)	3/3/2032		4,416,368	4,427,409
Heritage-Crystal Clean, Inc. Term Loan B	7.426% (1 mo. USD Term SOFR + 3.75%)	10/17/2030		4,669,302	4,686,812
Madison IAQ LLC 2025 Repriced Term Loan	6.378% (6 mo. USD Term SOFR + 2.75%)	11/8/2032		23,792,643	23,876,036
Reworld Holding Corp. 2025 1st Lien Term Loan B	5.926% (1 mo. USD Term SOFR + 2.25%)	1/15/2031		15,736,000	15,743,396
Reworld Holding Corp. 2025 1st Lien Term Loan C	5.917% (1 mo. USD Term SOFR + 2.25%)	1/15/2031		826,129	826,203
Reworld Holding Corp. 2025 Term Loan B1	5.917% (1 mo. USD Term SOFR + 2.25%)	1/15/2031		5,083,871	5,084,329
Total					54,644,185

Financial 0.02%
Asurion LLC 2022 Term Loan B10	7.773% (1 mo. USD Term SOFR + 4.00%)	8/19/2028		1,028,667	1,029,496

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food 0.70%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	7.788% (1 mo. USD Term SOFR + 4.00%)		6/9/2028		$12,215,591	$12,188,839
CHG PPC Parent LLC 2021 Term Loan	6.788% (1 mo. USD Term SOFR + 3.00%)		12/8/2028		10,863,924	10,891,084
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B (Australia)(e)	6.667% (3 mo. USD Term SOFR + 3.00%)		10/29/2032		7,304,000	7,313,130
Total						30,393,053

Food Service 0.47%
Gategroup Finance Luxembourg SA USD Repriced Term Loan B (Luxembourg)(e)	7.201% (3 mo. USD Term SOFR + 3.50%)		6/10/2032		13,501,155	13,554,619
Golden State Food LLC 2026 Term Loan B	7.171% (3 mo. USD Term SOFR + 3.50%)		12/4/2031		6,960,039	6,974,307
Total						20,528,926

Gaming/Leisure 0.46%
Fertitta Entertainment LLC 2022 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		1/27/2029		4,482,124	4,465,742
United FP Holdings LLC 2019 1st Lien Term Loan	7.929% (3 mo. USD Term SOFR + 4.00%)		12/30/2026		16,129,707	15,641,783
Total						20,107,525

Health Care 0.32%
Gainwell Acquisition Corp. Term Loan B	7.772% (3 mo. USD Term SOFR + 4.00%)		10/1/2027		14,661,335	13,946,595

Health Care Products 0.60%
Argent Bidco SAS EUR Term Loan B	–	(i)	11/12/2032	EUR	5,700,000	6,772,164
Hanger, Inc. 2024 Delayed Draw Term Loan(h)	3.50% (1 mo. USD Term SOFR + 3.50%)		10/23/2031		$2,742,079	2,752,650
Hanger, Inc. 2024 Term Loan B	7.173% (1 mo.
	USD Term SOFR + 3.50%)		10/23/2031		2,496,938	2,506,563
Hologic, Inc. 2026 USD Term Loan B	–	(i)	1/14/2033		9,033,000	8,937,025
Resonetics LLC 2025 Repriced Term Loan B	6.421% (3 mo. USD Term SOFR + 2.75%)		6/18/2031		4,976,300	4,961,097
Total						25,929,499

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Services 3.38%
ADMI Corp. 2023 Term Loan B5	9.423% (1 mo. USD Term SOFR + 5.75%)		12/23/2027		$8,816,713	$8,508,128
Bella Holding Co. LLC 2025 Term Loan	6.673% (1 mo. USD Term SOFR + 3.00%)		5/10/2028		7,919,469	7,828,752
Colosseum Dental Finance BV 2025 EUR Term Loan B2A	5.535% (3 mo. EURIBOR + 3.50%)		3/22/2032	EUR	8,600,000	10,220,547
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	7.917% (3 mo. USD Term SOFR + 4.25%)		3/30/2029		$12,202,740	11,440,069
Examworks Bidco, Inc. 2026 Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		2/6/2033		6,217,741	6,216,466
Global Medical Response, Inc. 2025 Term Loan B	7.17% (3 mo. USD Term SOFR + 3.50%)		10/1/2032		12,528,994	12,545,845
Heartland Dental LLC 2025 Term Loan	7.423% (1 mo. USD Term SOFR + 3.75%)		8/25/2032		18,888,978	18,871,789
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.422% (3 mo. USD Term SOFR + 3.75%)		5/19/2031		12,642,847	12,668,702
LifePoint Health, Inc. 2024 Incremental Term Loan B1	7.152% (3 mo. USD Term SOFR + 3.50%)		5/19/2031		1,321,335	1,321,923
Loire Finco Luxembourg SARL 2025 USD Term Loan B (Luxembourg)(e)	7.673% (1 mo. USD Term SOFR + 4.00%)		1/21/2030		9,925,187	9,941,316
MDVIP, Inc. 2026 Term Loan B	6.427% (1 mo. USD Term SOFR + 2.75%)		10/14/2031		9,798,790	9,803,052
New WPCC Parent LLC Term Loan	13.173% (1 mo. USD Term SOFR + 9.50%)		5/9/2030		4,124,993	3,949,681
Pacific Dental Services LLC 2024 Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%)		3/15/2031		5,011,697	5,013,776
Star Parent, Inc. Term Loan B	7.672% (3 mo. USD Term SOFR + 4.00%)		9/27/2030		4,711,000	4,574,734
Surgery Center Holdings, Inc. 2025 Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		12/19/2030		4,881,899	4,894,104
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan(h)	–	(i)	12/30/2032		1,281,447	1,286,253
U.S. Fertility Enterprises LLC 2025 Term Loan	7.167% (3 mo. USD Term SOFR + 3.50%)		12/30/2032		8,457,553	8,489,268

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
WCG Intermediate Corp. 2026 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		2/25/2032	$9,055,969	$8,867,288
Total					146,441,693

Healthcare 0.34%
AthenaHealth Group, Inc. 2022 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		2/15/2029	15,265,421	14,909,202

Home Furnishings 0.64%
AI Aqua Merger Sub, Inc. 2026 Term Loan B	6.411% - 6.42% (1 mo. USD Term SOFR + 2.75%) (3 mo. USD Term SOFR + 2.75%)		7/31/2028	27,703,677	27,617,103

Household Equipment/Products 0.45%
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(h)	–	(i)	8/16/2032	2,869,563	2,811,454
GC Ferry Acquisition I, Inc. Term Loan	7.172% (3 mo. USD Term SOFR + 3.50%)		8/16/2032	16,807,437	16,467,087
Total					19,278,541

Housewares 0.11%
Hunter Douglas, Inc. 2025 USD Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		1/20/2032	4,726,950	4,733,355

Industrial Machinery 0.01%
LSF12 Helix Parent LLC USD Term Loan B	7.173% (1 mo. USD Term SOFR + 3.50%)		2/10/2033	561,153	561,240

Information Technology 0.61%
ConnectWise LLC 2021 Term Loan B	7.434% (3 mo. USD Term SOFR + 3.50%)		9/29/2028	13,638,326	12,335,865
Ensono LP 2021 Term Loan	7.788% (1 mo. USD Term SOFR + 4.00%)		5/26/2028	14,991,777	14,167,230
Total					26,503,095

Information Technology Services 0.16%
Recovery Solutions Parent LLC Term Loan	11.172% (3 mo. USD Term SOFR + 7.50%)		1/28/2030	6,850,651	6,863,496

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance 3.36%
Acrisure LLC 2024 1st Lien Term Loan B6	6.673% (1 mo. USD Term SOFR + 3.00%)		11/6/2030		$21,733,847	$21,108,999
Alera Group, Inc. 2025 2nd Lien Term Loan	9.173% (1 mo. USD Term SOFR + 5.50%)		5/30/2033		1,364,000	1,346,104
Alera Group, Inc. 2026 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		5/30/2032		13,610,887	12,994,587
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		9/19/2031		11,285,266	11,054,821
Amynta Agency Borrower, Inc. 2026 Repriced Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		12/29/2031		4,296,503	4,176,050
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(e)	6.37% - 6.42% (3 mo. USD Term SOFR + 2.75%) (6 mo. USD Term SOFR + 2.75%)		2/15/2031		12,080,938	11,839,319
Ardonagh Midco 3 PLC 2025 EUR Repriced Term Loan B	5.766% (6 mo. EURIBOR + 3.63%)		2/15/2031	EUR	3,000,000	3,509,352
Asurion LLC 2023 Term Loan B11	8.023% (1 mo. USD Term SOFR + 4.25%)		8/19/2028		$1,813,575	1,815,697
Asurion LLC 2026 Term Loan B14	–	(i)	2/23/2033		9,407,000	9,261,991
HUB International Ltd. 2025 Term Loan B	5.92% (3 mo. USD Term SOFR + 2.25%)		6/20/2030		4,709,000	4,665,065
Jones DesLauriers Insurance Management, Inc. 2025 Repriced Term Loan B (Canada)(e)	6.664% (3 mo. USD Term SOFR + 3.00%)		2/2/2033		13,242,000	12,761,977
OneDigital Borrower LLC 2024 2nd Lien Term Loan	8.923% (1 mo. USD Term SOFR + 5.25%)		7/2/2031		5,957,000	5,957,030
OneDigital Borrower LLC 2025 Repriced Term Loan	6.673% (1 mo. USD Term SOFR + 3.00%)		7/2/2031		14,165,494	13,691,871
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		7/31/2031		23,638,318	22,964,626
Truist Insurance Holdings LLC 2024 Term Loan B	6.422% (3 mo. USD Term SOFR + 2.75%)		5/6/2031		8,809,266	8,668,318
Total						145,815,807

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Internet 1.38%
Anastasia Parent LLC 2025 Term Loan	8.672% (3 mo. USD Term SOFR + 5.00%)	6/24/2030	$7,441,793	$6,418,546
Arches Buyer, Inc. 2021 Term Loan B	7.023% (1 mo. USD Term SOFR + 3.25%)	12/6/2027	15,779,274	15,749,688
Magnite, Inc. 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)	2/6/2031	9,407,341	9,348,545
Proofpoint, Inc. 2025 Repriced Term Loan	6.672% (3 mo. USD Term SOFR + 3.00%)	8/31/2028	26,185,815	25,142,441
Speedster Bidco GmbH 2025 USD Term Loan B1 (Germany)(e)	6.689% (3 mo. USD Term SOFR + 3.25%)	12/11/2031	3,505,350	3,150,434
Total				59,809,654

Investment Companies – Closed-End Fund 0.15%
Shermco Intermediate Holdings, Inc. 2025 Term Loan	6.939% (3 mo. USD Term SOFR + 3.25%)	10/27/2032	6,624,000	6,664,042

Investment Management Companies 0.78%
Dragon Buyer, Inc. Term Loan B	6.422% (3 mo. USD Term SOFR + 2.75%)	9/30/2031	4,735,214	4,190,664
Nexus Buyer LLC 2025 Term Loan B	7.173% (1 mo. USD Term SOFR + 3.50%)	7/31/2031	7,770,728	7,326,359
NEXUS Buyer LLC 2025 2nd Lien Term Loan B	9.423% (1 mo. USD Term SOFR + 5.75%)	2/16/2032	11,917,000	11,658,818
NEXUS Buyer LLC 2025 Incremental Term Loan	7.673% (1 mo. USD Term SOFR + 4.00%)	7/31/2031	5,958,067	5,728,682
Nvent Electric PLC Term Loan B (United Kingdom)(e)	6.671% (1 mo. USD Term SOFR + 3.00%)	1/30/2032	4,759,085	4,778,430
Total				33,682,953

Leisure Time 1.01%
Bulldog Purchaser, Inc. 2026 Term Loan	6.903% (3 mo. USD Term SOFR + 3.25%)	2/4/2033	13,716,000	13,710,308
Fitness International LLC 2024 Term Loan B	8.173% (1 mo. USD Term SOFR + 4.50%)	2/12/2029	11,796,202	11,864,443
Peloton Interactive, Inc. 2024 Term Loan B	9.173% (1 mo. USD Term SOFR + 5.50%)	5/30/2029	9,268,026	9,323,077

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time (continued)
Recess Holdings, Inc. 2025 Repriced Term Loan	7.418% (3 mo. USD Term SOFR + 3.75%)		2/20/2030		$8,675,049	$8,709,403
Total						43,607,231

Lodging 0.26%
Turquoise Topco Ltd. Term Loan B (Jersey)(e)	9.00% (PRIME rate + 2.25%)		12/30/2032		11,359,000	11,202,814

Machinery: Diversified 1.91%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.422% (3 mo. USD Term SOFR + 2.75%)		6/23/2030		16,847,793	16,901,706
Columbus McKinnon Corp. 2026 Term Loan B	7.16% (3 mo. USD Term SOFR + 3.50%)		2/3/2033		8,152,000	8,139,283
CPM Holdings, Inc. 2023 Term Loan	8.171% (1 mo. USD Term SOFR + 4.50%)		9/28/2028		4,711,500	4,636,399
Engineered Machinery Holdings, Inc. 2025 USD Term Loan	6.922% (3 mo. USD Term SOFR + 3.25%)		11/26/2032		4,703,832	4,725,517
Pro Mach Group, Inc. 2025 1st Lien Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		10/15/2032		5,671,000	5,674,913
SPX Flow, Inc. 2025 Term Loan	8.50% (PRIME rate + 1.75%)		4/5/2029		5,016,905	5,024,254
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.149% (6 mo. EURIBOR + 3.00%)		4/30/2030	EUR	16,243,000	19,249,445
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	–	(i)	4/30/2030		$13,204,000	13,220,505
Victory Buyer LLC 2026 Term Loan B	–	(i)	2/14/2033		5,250,000	5,272,969
Total						82,844,991

Media 2.47%
Altice France SA 2025 USD Term Loan B11 (France)(e)	7.797% (3 mo. USD Term SOFR + 4.13%)		4/30/2028		16,559,753	16,497,654
Cable One, Inc. 2021 Term Loan B4	5.788% (1 mo. USD Term SOFR + 2.00%)		5/3/2028		14,383,347	13,619,232
DirecTV Financing LLC 2024 Term Loan	9.179% (3 mo. USD Term SOFR + 5.25%)		8/2/2029		13,459,376	13,493,024
DirecTV Financing LLC Term Loan	8.929% (3 mo. USD Term SOFR + 5.00%)		8/2/2027		1,971,438	1,976,830

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Media (continued)
EW Scripps Co. 2025 Term Loan B2	9.532% (1 mo. USD Term SOFR + 5.75%)		6/30/2028		$2,452,271	$2,484,457
Sinclair Television Group, Inc. 2025 Term Loan B6	7.088% (1 mo. USD Term SOFR + 3.30%)		12/31/2029		1,823,223	1,565,692
Sinclair Television Group, Inc. 2025 Term Loan B7	7.873% (1 mo. USD Term SOFR + 4.10%)		12/31/2030		9,821,060	8,306,947
Sunrise Financing Partnership Term Loan AAA	6.129% (6 mo. USD Term SOFR + 2.50%)		2/15/2032		14,192,000	14,091,521
Telenet Financing USD LLC 2020 USD Term Loan AR	5.774% (1 mo. USD Term SOFR + 2.00%)		4/28/2028		12,972,000	12,805,829
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.024% (1 mo. USD Term SOFR + 3.25%)		1/31/2029		6,507,000	6,344,325
Virgin Media Bristol LLC 2023 USD Term Loan Y	–	(i)	3/31/2031		8,569,000	8,031,081
VMED O2 U.K. Holdco 4 Ltd. 2025 EUR Term Loan AE	5.218% (1 mo. EURIBOR + 3.25%)		1/31/2033	EUR	7,000,000	7,924,886
Total						107,141,478

Metal Fabricate/Hardware 0.27%
Tank Holding Corp. 2022 Term Loan	9.523% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		$7,039,683	6,419,346
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.773% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		2,566,858	2,343,324
Tank Holding Corp. 2023 Incremental Term Loan	9.773% (1 mo. USD Term SOFR + 6.00%)		3/31/2028		2,998,452	2,737,331
Total						11,500,001

Miscellaneous Manufacture 0.50%
CeramTec AcquiCo GmbH 2026 EUR Term Loan B	–	(i)	3/16/2032	EUR	4,652,000	5,474,157
CoorsTek, Inc. Term Loan B	6.671% (3 mo. USD Term SOFR + 3.00%)		10/28/2032		$7,095,000	7,140,798
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%)		1/31/2029	EUR	8,196,861	9,140,608
Total						21,755,563

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Oil & Gas 0.31%
Pasadena Performance Products LLC 1st Lien Term Loan	6.922% (3 mo. USD Term SOFR + 3.25%)		2/27/2032		$13,485,023	$13,468,166

Oil & Gas Services 0.19%
Deep Blue Operating I LLC Term Loan	6.421% (1 mo. USD Term SOFR + 2.75%)		10/1/2032		6,103,000	6,137,360
Star Holding LLC 2024 1st Lien Term Loan B	–	(i)	7/31/2031		1,892,000	1,860,271
Total						7,997,631

Paper & Forest Products 0.21%
Glatfelter Corp. Term Loan B	7.923% (3 mo. USD Term SOFR + 4.25%)		11/4/2031		9,243,013	9,264,180

Pharmaceuticals 1.98%
Alkermes, Inc. 2026 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)		8/12/2031		4,676,000	4,676,000
Ceva Sante Animale 2025 EUR Term Loan B	5.019% (3 mo. EURIBOR + 3.00%)		11/8/2030	EUR	6,644,889	7,894,236
Ceva Sante Animale 2025 USD Term Loan B (France)(e)	6.389% (3 mo. USD Term SOFR + 2.75%)		11/8/2030		$3,414,337	3,426,611
Gainwell Acquisition Corp. 2021 2nd Lien Incremental Term Loan	11.746% (3 mo. USD Term SOFR + 8.00%)		10/2/2028		8,574,312	8,016,982	(j)
Gainwell Acquisition Corp. 2nd Lien Term Loan	11.746% (3 mo. USD Term SOFR + 8.00%)		10/2/2028		1,478,688	1,382,573
IVC Acquisition Ltd. 2025 USD Repriced Term Loan B (United Kingdom)(e)	7.422% (3 mo. USD Term SOFR + 3.75%)		12/12/2028		14,155,972	14,131,199
Nidda Healthcare Holding AG 2025 EUR Repriced Term Loan B	5.524% (3 mo. EURIBOR + 3.50%)		12/9/2032	EUR	4,727,000	5,615,920
Organon & Co. 2024 USD Term Loan	5.923% (1 mo. USD Term SOFR + 2.25%)		5/19/2031		$18,687,078	18,114,880
Paradigm Parent LLC 1st Lien Term Loan	8.172% (3 mo. USD Term SOFR + 4.50%)		4/16/2032		12,579,472	10,566,757
Sharp Services LLC 2025 Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		9/29/2032		7,364,000	7,391,615
Southern Veterinary Partners LLC 2025 Term Loan B	6.176% (1 mo. USD Term SOFR + 2.50%)		12/4/2031		4,447,804	4,443,912
Total						85,660,685

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pipelines 0.53%
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		10/5/2028		$9,219,597	$9,238,036
Rockpoint Gas Storage Partners LP 2025 Repriced Term Loan B	6.172% (3 mo. USD Term SOFR + 2.50%)		9/18/2031		4,457,010	4,475,128
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	–	(i)	5/25/2029		1,047,051	1,048,359
Venture Global Plaquemines LNG LLC Base Term Loan	–	(i)	5/25/2029		8,371,949	8,366,717
Total						23,128,240

Real Estate 0.36%
CoreLogic, Inc. 2nd Lien Term Loan	10.288% (1 mo. USD Term SOFR + 6.50%)		6/4/2029		6,885,578	6,277,341
Cushman & Wakefield U.S. Borrower LLC 2025 Term Loan B3	6.423% (1 mo. USD Term SOFR + 2.75%)		1/31/2030		9,480,371	9,515,922
Total						15,793,263

Real Estate Investment Trusts 0.24%
Blackstone Mortgage Trust, Inc. 2026 Repriced Term Loan	6.173% (1 mo. USD Term SOFR + 2.50%)		12/10/2030		5,700,190	5,700,190
Starwood Property Trust, Inc. 2025 Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		9/24/2032		4,499,723	4,518,464
Total						10,218,654

Retail 4.82%
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan	8.477% (SONIA + 4.75%)		4/29/2029	GBP	8,537,000	11,573,867
CWGS Group LLC 2021 Term Loan B	6.288% (1 mo. USD Term SOFR + 2.50%)		6/3/2028		$8,282,727	8,106,719
Evergreen Acqco 1 LP 2025 Term Loan B	6.701% (3 mo. USD Term SOFR + 3.00%)		9/17/2032		12,751,640	12,791,489
Flynn Restaurant Group LP 2025 Incremental Term Loan	7.423% (1 mo. USD Term SOFR + 3.75%)		1/28/2032		3,426,319	3,374,222
Great Outdoors Group LLC 2025 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		1/23/2032		25,913,468	25,917,484

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Harbor Freight Tools USA, Inc. 2024 Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		6/11/2031		$17,052,236	$16,823,054
Johnstone Supply LLC 2026 Term Loan B	–	(i)	6/9/2031		12,061,000	12,031,631
K-Mac Holdings Corp. 2025 Add-on Term Loan	6.923% (1 mo. USD Term SOFR + 3.25%)		7/21/2028		6,594,860	6,614,117
LBM Acquisition LLC 2024 Incremental Term Loan B	7.527% (1 mo. USD Term SOFR + 3.75%)		6/6/2031		6,644,901	5,536,864
Michaels Cos., Inc. 2026 Term Loan B	–	(i)	2/18/2033		4,710,000	4,504,668
Park River Holdings, Inc. 2025 Term Loan	8.161% (3 mo. USD Term SOFR + 4.50%)		3/15/2031		6,621,000	6,605,937
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(e)	5.922% (3 mo. USD Term SOFR + 2.25%)		9/29/2032		3,209,000	3,208,005
Peer Holding III BV 2025 USD Term Loan B4B (Netherlands)(e)	6.172% (3 mo. USD Term SOFR + 2.50%)		10/28/2030		9,522,892	9,528,844
Peer Holding III BV 2025 USD Term Loan B5B (Netherlands)(e)	6.172% (3 mo. USD Term SOFR + 2.50%)		7/1/2031		9,681,210	9,687,261
PetSmart, Inc. 2025 USD Term Loan B	7.677% (1 mo. USD Term SOFR + 4.00%)		8/18/2032		13,501,100	13,444,800
QSRP Finco BV 2025 EUR 1st Lien Term Loan B	5.905% (6 mo. EURIBOR + 3.75%)		6/19/2031	EUR	6,946,000	7,945,784
Restaurant Brands International, Inc. 2025 EUR Term Loan B	5.627% (3 mo. EURIBOR + 3.60%)		10/31/2031	EUR	5,000,000	5,953,906
RVR Dealership Holdings LLC 2026 Term Loan B	–	(i)	2/26/2033		$13,192,000	13,060,080
Sweetwater Borrower LLC 2026 Term Loan B	7.66% (1 mo. USD Term SOFR + 4.00%)		2/17/2033		3,948,000	3,962,805
Tacala LLC 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)		1/31/2031		4,727,881	4,727,881
White Cap Buyer LLC 2024 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		10/19/2029		23,705,579	23,483,339
Total						208,882,757

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.62%
Altar Bidco, Inc. 2021 Term Loan	–	(i)	2/1/2029	$12,256,779	$12,195,495
Instructure Holdings, Inc. 2025 Repriced Term Loan	6.445% (3 mo. USD Term SOFR + 2.75%)		11/13/2031	15,568,429	14,783,547
Total					26,979,042

Software 10.84%
Apttus Corp. 2024 Term Loan B	7.167% (3 mo. USD Term SOFR + 3.50%)		5/8/2028	12,710,299	11,439,269
Ascend Learning LLC 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)		12/11/2028	15,575,069	14,869,362
BCPE Pequod Buyer, Inc. USD Term Loan B	6.417% (3 mo. USD Term SOFR + 2.75%)		11/25/2031	14,038,296	13,621,570
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.417% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	9,448,000	7,999,291
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%)		7/30/2031	16,151,497	14,929,071
Central Parent, Inc. 2024 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%)		7/6/2029	26,005,188	16,513,295
Clearwater Analytics LLC 2025 Term Loan B	5.677% (1 mo. USD Term SOFR + 2.00%)		4/21/2032	4,787,003	4,792,986
Cloud Software Group, Inc. 2025 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%)		3/21/2031	10,324,668	9,622,590
Cloud Software Group, Inc. 2025 Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%)		8/13/2032	13,990,832	13,025,465
Constant Contact, Inc. Second Lien Term Loan	11.434% (3 mo. USD Term SOFR + 7.50%)		2/12/2029	5,523,000	4,569,454
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031	8,718,500	8,010,122
Cotiviti Corp. 2024 Term Loan	6.421% (1 mo. USD Term SOFR + 2.75%)		5/1/2031	12,811,651	11,398,334
Cotiviti Corp. 2025 2nd Amendment Term Loan	6.421% (1 mo. USD Term SOFR + 2.75%)		3/26/2032	4,028,680	3,581,759
Cvent, Inc. 2025 Term Loan B	6.422% (3 mo. USD Term SOFR + 2.75%)		6/17/2030	7,260,000	6,479,550

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Darktrace PLC 1st Lien Term Loan (United Kingdom)(e)	6.898% (3 mo. USD Term SOFR + 3.25%)	10/9/2031		$9,458,839	$9,012,902
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(e)	8.898% (3 mo. USD Term SOFR + 5.25%)	10/9/2032		6,064,000	5,635,760
Dayforce, Inc. 2025 Term Loan	6.663% (3 mo. USD Term SOFR + 3.00%)	2/4/2033		22,003,000	20,337,153
Dedalus Finance GmbH 2025 EUR Term Loan B	5.857% (6 mo. EURIBOR + 3.75%)	5/4/2030	EUR	6,209,000	7,049,549
Disco Parent, Inc. 2025 Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%)	8/6/2032		$10,624,123	10,385,080
DTI Holdco, Inc. 2025 Term Loan B	7.673% (1 mo. USD Term SOFR + 4.00%)	4/26/2029		13,075,312	11,316,290
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)	10/8/2029		12,523,472	12,152,276
Epicor Software Corp. 2024 Term Loan F	6.173% (1 mo. USD Term SOFR + 2.50%)	5/30/2031		5,001,035	4,863,506
Finastra USA, Inc. 2025 USD Term Loan	7.723% (3 mo. USD Term SOFR + 4.00%)	9/15/2032		10,958,000	10,072,210
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)	1/30/2032		11,789,796	10,887,877
iSolved, Inc. 2025 Term Loan	6.423% (1 mo. USD Term SOFR + 2.75%)	10/15/2030		6,599,000	6,174,222
Javelin Buyer, Inc. 2025 Term Loan	6.417% (3 mo. USD Term SOFR + 2.75%)	12/5/2031		4,777,430	4,472,869
Mitchell International, Inc. 2024 2nd Lien Term Loan	8.923% (1 mo. USD Term SOFR + 5.25%)	6/17/2032		10,175,000	9,422,050
Mitchell International, Inc. 2026 Term Loan	6.673% (1 mo. USD Term SOFR + 3.00%)	6/17/2031		10,176,313	9,444,941
Modena Buyer LLC Term Loan	7.917% (3 mo. USD Term SOFR + 4.25%)	7/1/2031		19,855,011	17,578,734
Mosel Bidco SE 2025 EUR Term Loan B	5.768% (3 mo. EURIBOR + 3.75%)	9/16/2030	EUR	5,730,000	5,980,680
PointClickCare Technologies, Inc. 2025 Term Loan B (Canada)(e)	6.422% (3 mo. USD Term SOFR + 2.75%)	11/3/2031		$9,792,049	9,730,897
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)	4/30/2031		17,968,325	17,957,094

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B	6.922% (3 mo. USD Term SOFR + 3.25%)	10/26/2030		$3,039,807	$2,493,903
Project Boost Purchaser LLC 2025 Refinancing Term Loan	6.422% (3 mo. USD Term SOFR + 2.75%)	7/16/2031		6,448,000	6,162,870
RealPage, Inc. 1st Lien Term Loan	6.934% (3 mo. USD Term SOFR + 3.00%)	4/24/2028		21,452,876	19,893,145
RealPage, Inc. 2024 Incremental Term Loan	7.422% (3 mo. USD Term SOFR + 3.75%)	4/24/2028		4,408,685	4,129,197
Relativity ODA LLC 2026 Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)	1/30/2033		8,936,000	8,712,600
Rocket Software, Inc. 2023 USD Term Loan B	7.423% (1 mo. USD Term SOFR + 3.75%)	11/28/2028		20,354,306	18,988,939
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	7.423% (1 mo. USD Term SOFR + 3.75%)	5/12/2028		18,647,517	14,901,697
Storable Intermediate Holdings LLC 2025 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)	4/16/2031		14,279,432	13,699,330
Surf Holdings LLC 2025 Incremental Term Loan	7.288% (1 mo. USD Term SOFR + 3.50%)	3/5/2027		15,445,120	14,465,282
UKG, Inc. 2024 Term Loan B	6.167% (3 mo. USD Term SOFR + 2.50%)	2/10/2031		13,092,575	12,428,127
X.AI Corp. Term Loan	11.122% (6 mo. USD Term SOFR + 7.25%)	6/28/2030		11,917,640	12,373,073
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	6.923% (1 mo. USD Term SOFR + 3.25%)	11/26/2031		9,045,398	8,564,228
Zelis Payments Buyer, Inc. Term Loan B	6.423% (1 mo. USD Term SOFR + 2.75%)	9/28/2029		10,109,334	9,562,166
Total					469,700,765

Software/Services 0.55%
Peraton Corp. Term Loan B	7.517% (3 mo. USD Term SOFR + 3.75%)	2/1/2028		27,614,907	23,748,820

Telecommunications 1.73%
Altice Financing SA 2022 EUR Term Loan	7.016% (3 mo. EURIBOR + 5.00%)	10/31/2027	EUR	12,123,209	10,702,620
Altice France SA 2025 EUR Term Loan B12	6.391% (3 mo. EURIBOR + 4.38%)	10/30/2028	EUR	3,392,550	4,010,642

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Telecommunications (continued)
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.902% - 8.94% (3 mo. USD Term SOFR + 5.25%)		11/29/2030		$10,413,000	$8,968,196
Delta TopCo, Inc. 2025 Term Loan B	6.402% - 6.44% (3 mo. USD Term SOFR + 2.75%)		11/30/2029		6,777,024	6,353,460
MasOrange Finco PLC 2025 EUR Term Loan B	4.384% (6 mo. EURIBOR + 2.25%)		3/25/2031	EUR	19,387,000	22,975,603
ViaSat, Inc. Term Loan	8.288% (1 mo. USD Term SOFR + 4.50%)		3/2/2029		$13,196,351	13,231,058
Zegona Communications PLC 2026 EUR Repriced Term Loan B	4.391% (6 mo. EURIBOR + 2.25%)		7/17/2029	EUR	7,500,000	8,911,318
Total						75,152,897

Transportation 1.02%
Forward Air Corp. Term Loan B	–	(i)	12/19/2030		$7,541,000	7,515,097
Kenan Advantage Group, Inc. 2024 Term Loan B4	6.923% (1 mo. USD Term SOFR + 3.25%)		1/25/2029		49,873	49,306
PODS LLC 2021 Term Loan B	6.788% (1 mo. USD Term SOFR + 3.00%)		3/31/2028		14,885,052	14,803,779
Rand Parent LLC 2025 Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		3/18/2030		12,196,525	12,218,662
Stonepeak Nile Parent LLC 2025 Term Loan B	5.917% (3 mo. USD Term SOFR + 2.25%)		4/9/2032		9,520,000	9,515,763
Total						44,102,607

Utilities 3.24%
Astoria Energy LLC 2025 Term Loan B	5.922% - 5.92% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)		6/23/2032		7,783,462	7,816,581
Carroll County Energy LLC 2025 Repriced Term Loan	6.422% (3 mo. USD Term SOFR + 2.75%)		6/30/2031		2,829,908	2,849,364
Compass Power Generation LLC 2025 Term Loan B	6.923% (1 mo. USD Term SOFR + 3.25%)		4/14/2029		17,172,040	17,270,779
Cornerstone Generation LLC Term Loan B	5.917% (3 mo. USD Term SOFR + 2.25%)		8/11/2032		13,204,241	13,258,444

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
EFS Cogen Holdings I LLC 2025 Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		10/3/2031	$14,723,712	$14,742,117
Hamilton Projects Acquiror LLC 2025 Repriced Term Loan B	6.173% (1 mo. USD Term SOFR + 2.50%)		5/30/2031	16,764,603	16,847,085
Indeck Niles LLC Term Loan B	–	(i)	2/18/2033	10,435,000	10,461,088
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.41% (3 mo. USD Term SOFR + 2.75%)		5/17/2032	5,708,766	5,775,673
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.41% (3 mo. USD Term SOFR + 2.75%)		5/17/2032	360,243	364,465
Lightning Power LLC Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		8/18/2031	8,922,063	8,938,791
Potomac Energy Center LLC 2026 Term Loan B	6.417% (3 mo. USD Term SOFR + 2.75%)		8/5/2032	20,596,102	20,716,280
Talen Energy Supply LLC 2023 Term Loan B	6.153% (3 mo. USD Term SOFR + 2.50%)		5/17/2030	18,400,086	18,478,931
Talen Energy Supply LLC 2025 Term Loan B	5.672% (3 mo. USD Term SOFR + 2.00%)		11/25/2032	3,021,000	3,031,951
Total					140,551,549
Total Floating Rate Loans (cost $3,667,517,746)					3,630,166,191

	Dividend Rate			Shares

PREFERRED STOCKS 0.49%

Transportation Infrastructure 0.49%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon			444,753	21,125,768	(c)

	Exercise Price		Expiration Date

WARRANTS 0.00%

Miscellaneous Financials 0.00%
Utex Industries*(k)	$ 114.76		12/3/2025	57,340	0	(c)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	147,340	179,607
Total Warrants (cost $601,700)					179,607
Total Long-Term Investments (cost $4,170,835,989)					4,128,247,338

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 9.11%

REPURCHASE AGREEMENTS 6.91%
Repurchase Agreement dated 2/27/2026, 3.600% due 3/2/2026 with Barclays Capital, Inc. collateralized by $2,254,200 of U.S. Treasury Note at 3.500% due 11/30/2030; value: $2,271,429; proceeds: $2,226,668 (cost $2,226,000)	$2,226,000	$2,226,000
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $105,286,000 of U.S. Treasury Note at 3.875% due 5/31/2027; $37,705,900 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $144,456,908; proceeds: $141,662,746 (cost $141,624,389)	141,624,389	141,624,389
Repurchase Agreement dated 2/27/2026, 3.580% due 3/2/2026 with JPMorgan Securities LLC collateralized by $6,288,000 of U.S. Treasury Bond at 4.250% due 11/15/2034; value: $6,528,571; proceeds: $6,399,909 (cost $6,398,000)	6,398,000	6,398,000
Repurchase Agreement dated 2/27/2026, 3.620% due 3/2/2026 with RBC Dominion Securities, Inc. collateralized by $150,126,700 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $152,424,490; proceeds: $149,421,062 (cost $149,376,000)	149,376,000	149,376,000
Total Repurchase Agreements (cost $299,624,389)		299,624,389

TIME DEPOSITS 0.22%
CitiBank N.A.(l) (cost $9,385,996)	9,385,996	9,385,996

	Shares

MONEY MARKET FUNDS 1.98%
Fidelity Government Portfolio(l) (cost $85,924,166)	85,924,166	85,924,166
Total Short-Term Investments (cost $394,934,551)		394,934,551
Total Investments in Securities 104.34% (cost $4,565,770,540)		4,523,181,889
Less Unfunded Loan Commitments (0.20%) (cost $8,877,007)		(8,787,068)
Net Investments in Securities 104.14% (cost $4,556,893,533)		4,514,394,821
Other Assets and Liabilities – Net(m) (4.13)%		(179,200,675)
Net Assets 100.00%		$4,335,194,146

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $343,154,558, which represents 7.92% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Foreign security traded in U.S. dollars.
(f)	Securities purchased on a when-issued basis.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(h)	Security partially/fully unfunded.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security has been deemed worthless.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and swap contracts as follows:

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Centrally Cleared Interest Rate Swap Contracts at February 28, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2027	$233,000,000	$4,167,372	$(3,165,875)	$1,001,497
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	163,000,000	3,483,933	(2,254,340)	1,229,593
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	215,978	215,978
Bank of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	325,439	325,439
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	892,600	892,600
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	657,612	657,612
Total					$7,651,305	$(3,328,586)	$4,322,719

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	$6,585,000	$–	$(114,868)	$(114,868)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at February 28, 2026:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Depreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	100,714	Long	3/20/2026	$23,000,000	$(305)	$(325,169)	$(325,474)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	200,856	Long	3/20/2026	46,000,000	(193)	(779,462)	(779,655)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	194,023	Long	3/20/2026	44,600,000	(656)	(917,395)	(918,051)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	96,638	Long	6/20/2026	22,135,000	(117,871)	(290,103)	(407,974)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	82,464	Long	6/20/2026	18,712,000	(126,492)	(45,172)	(171,664)
Total						$154,447,000	$(245,517)	$(2,357,301)	$(2,602,818)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND February 28, 2026

Forward Foreign Currency Exchange Contracts at February 28, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	3/6/2026	3,549,000	$4,142,273	$4,194,107	$51,834
Euro	Buy	Morgan Stanley	3/6/2026	9,945,000	11,654,310	11,752,718	98,408
Euro	Buy	Morgan Stanley	3/6/2026	2,294,000	2,701,223	2,710,983	9,760
Euro	Buy	Morgan Stanley	3/6/2026	509,000	595,653	601,521	5,868
Euro	Buy	Morgan Stanley	3/6/2026	6,135,000	7,142,472	7,250,168	107,696
British pound	Sell	State Street Bank And Trust	4/24/2026	8,624,000	11,780,039	11,624,016	156,023
Euro	Sell	Barclays Bank PLC	3/6/2026	4,638,000	5,481,403	5,481,056	347
Euro	Sell	Morgan Stanley	3/6/2026	1,891,000	2,256,422	2,234,730	21,692
Euro	Sell	Morgan Stanley	3/6/2026	1,885,000	2,227,904	2,227,639	265
Euro	Sell	State Street Bank And Trust	3/6/2026	975,000	1,154,023	1,152,227	1,796
Euro	Sell	State Street Bank And Trust	3/6/2026	3,403,000	4,027,227	4,021,568	5,659
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$459,348

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	3/6/2026	7,456,000	$8,823,190	$8,811,288	$(11,902)
Euro	Sell	Bank of America	3/6/2026	5,597,000	6,534,141	6,614,375	(80,234)
Euro	Sell	Bank of America	3/6/2026	3,000,000	3,539,669	3,545,315	(5,646)
Euro	Sell	Citibank	3/6/2026	7,565,000	8,838,513	8,940,102	(101,589)
Euro	Sell	Morgan Stanley	3/6/2026	5,758,000	6,730,688	6,804,640	(73,952)
Euro	Sell	Morgan Stanley	3/6/2026	4,318,000	5,046,958	5,102,889	(55,931)
Euro	Sell	Morgan Stanley	3/6/2026	9,149,000	10,702,409	10,812,028	(109,619)
Euro	Sell	Morgan Stanley	3/6/2026	488,000	570,214	576,705	(6,491)
Euro	Sell	Morgan Stanley	3/6/2026	3,522,000	4,146,258	4,162,199	(15,941)
Euro	Sell	State Street Bank And Trust	3/6/2026	245,937,000	285,053,280	290,641,342	(5,588,062)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(6,049,367)

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$33,423,953	$–	$33,423,953
Common Stocks
Electric: Utilities	–	–	5,556,493	5,556,493
Transportation Infrastructure	–	–	2,587,698	2,587,698
Remaining Industries	–	18,289,234	–	18,289,234
Corporate Bonds	–	340,944,156	–	340,944,156
Exchange-Traded Funds	75,974,238	–	–	75,974,238
Floating Rate Loans
Pharmaceuticals	–	77,643,703	8,016,982	85,660,685
Remaining Industries	–	3,544,505,506	–	3,544,505,506
Less Unfunded Loan Commitments	–	(8,787,068)	–	(8,787,068)
Preferred Stocks	–	–	21,125,768	21,125,768
Warrants
Miscellaneous Financials	–	–	0	0
Remaining Industries	–	179,607	–	179,607
Short-Term Investments
Repurchase Agreements	–	299,624,389	–	299,624,389
Time Deposits	–	9,385,996	–	9,385,996
Money Market Funds	85,924,166	–	–	85,924,166
Total	$161,898,404	$4,315,209,476	$37,286,941	$4,514,394,821
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$4,322,719	$–	$4,322,719
Liabilities	–	(114,868)	–	(114,868)
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(2,602,818)	–	(2,602,818)
Forward Foreign Currency Exchange Contracts
Assets	–	459,348	–	459,348
Liabilities	–	(6,049,367)	–	(6,049,367)
Total	$–	$(3,984,986)	$–	$(3,984,986)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

HIGH YIELD FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.85%

COMMON STOCKS 0.46%

Diversified Telecommunication Services 0.09%
Luxco Co. Ltd.*(a)	160,911	$3,016,737

Electric: Utilities 0.07%
Frontera Generation Holdings LLC*	87,622	2,321,983	(b)

Health Care Providers & Services 0.04%
Recovery Solutions LLC*	74,342	1,059,374
Wellpath Holdings, Inc.*	13,074	91,521
Total		1,150,895

Machinery 0.00%
TNT Crane & Rigging, Inc.*	14,844	6,992

Miscellaneous Financials 0.04%
Utex Industries*	49,219	1,402,741

Personal Care Products 0.07%
Anastasia Parent LLC*	24,228	313,450
Britax Group Ltd.*	2,481	–
Gibson Brands Private Equity*	33,017	2,146,105
Total		2,459,555

Real Estate Management & Development 0.03%
Shimao Group Holdings Ltd.*(a)	34,732,707	883,155
Sunac China Holdings Ltd.*(a)	679,790	108,153
Total		991,308

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	47,809	380,464
Claire’s Holdings LLC*	7,482	0	(c)
Total		380,464

Tobacco 0.09%
Turning Point Brands, Inc.	21,760	2,980,902

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*	14,214	604,095	(c)
Total Common Stocks (cost $36,122,387)		15,315,672

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 1.90%

Aerospace/Defense 0.11%
Astronics Corp.†	Zero Coupon	1/15/2031	$2,209,000	$3,558,699

Electric 0.09%
Ormat Technologies, Inc.	2.50%	7/15/2027	2,315,000	2,907,872

Electronics 0.14%
Advanced Energy Industries, Inc.	2.50%	9/15/2028	1,923,000	4,774,809

Energy-Alternate Sources 0.10%
Green Plains, Inc.	5.25%	11/1/2030	2,664,000	3,356,906

Environmental Control 0.09%
Tetra Tech, Inc.	2.25%	8/15/2028	2,702,000	3,079,199

Home Builders 0.10%
LCI Industries†	3.00%	3/1/2030	2,495,000	3,174,264

Investment Companies 0.11%
Terawulf, Inc.†	2.75%	2/1/2030	1,728,000	3,695,846

Machinery: Construction & Mining 0.11%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	3,179,000	3,743,273

Mining 0.24%
Century Aluminum Co.	2.75%	5/1/2028	1,640,000	4,539,520
SSR Mining, Inc.	2.50%	4/1/2039	1,872,000	3,425,292
Total				7,964,812

Oil & Gas 0.11%
Borr Drilling Ltd.	5.00%	2/8/2028	3,000,000	3,491,250

Oil & Gas Services 0.11%
Liberty Energy, Inc.†	Zero Coupon	3/1/2031	3,378,000	3,663,441

Real Estate 0.06%
Sunac China Holdings Ltd. (China)†(d)	Zero Coupon	6/23/2026	5,603,816	994,677
Sunac China Holdings Ltd. (China)†(d)	Zero Coupon	6/23/2028	4,138,823	1,148,524
Total				2,143,201

Retail 0.12%
Freshpet, Inc.(e)	3.00%	4/1/2028	2,813,000	3,871,045

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.22%
Camtek Ltd. (Israel)†(d)(e)	Zero Coupon	9/15/2030	$2,274,000	$3,773,703
MACOM Technology Solutions Holdings, Inc.	Zero Coupon	12/15/2029	2,300,000	3,659,300
Total				7,433,003

Software 0.10%
Akamai Technologies, Inc.†	0.25%	5/15/2033	2,746,000	3,441,699

Telecommunications 0.09%
EchoStar Corp.	3.875%	11/30/2030	884,000	3,124,940
Total Convertible Bonds (cost $58,566,107)				63,424,259

CORPORATE BONDS 91.07%

Advertising 0.51%
CMG Media Corp.†(e)	8.875%	6/18/2029	9,113,000	7,975,913
Neptune Bidco U.S., Inc.†	9.50%	2/15/2033	5,935,000	5,816,542
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031	3,114,000	3,275,874
Total				17,068,329

Aerospace/Defense 1.96%
ATI, Inc.	5.125%	10/1/2031	5,294,000	5,323,334
ATI, Inc.	7.25%	8/15/2030	3,084,000	3,232,578
Bombardier, Inc. (Canada)†(d)	7.00%	6/1/2032	6,640,000	7,002,823
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031	3,457,000	3,682,268
Bombardier, Inc. (Canada)†(d)	7.45%	5/1/2034	6,055,000	6,836,543
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	9,011,000	9,235,077
Goat Holdco LLC†	6.75%	2/1/2032	5,239,000	5,417,954
TransDigm, Inc.†	6.00%	1/15/2033	13,986,000	14,243,818
TransDigm, Inc.†	6.125%	7/31/2034	3,271,000	3,326,561
TransDigm, Inc.†	6.75%	1/31/2034	3,558,000	3,695,468
TransDigm, Inc.†	6.875%	12/15/2030	3,221,000	3,354,182
Total				65,350,606

Agriculture 0.35%
MHP Lux SA (Luxembourg)†(d)	10.50%	7/28/2029	1,800,000	1,868,463
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	1,297,000	1,346,332
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	400,000	415,214
Turning Point Brands, Inc.†	7.625%	3/15/2032	7,575,000	8,142,057
Total				11,772,066

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 0.99%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029	$4,967,146	$5,026,686
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	17,164,000	17,458,376
United Airlines Holdings, Inc.	5.375%		3/1/2031	4,303,000	4,392,544
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%		2/1/2030	6,543,000	6,094,122
Total					32,971,728

Apparel 0.69%
Beach Acquisition Bidco LLC†	10.00%		7/15/2033	6,210,454	6,867,071
Crocs, Inc.†	4.125%		8/15/2031	3,625,000	3,394,136
Under Armour, Inc.†	7.25%		7/15/2030	3,269,000	3,384,533
VF Corp.	6.00%		10/15/2033	4,347,000	4,446,846
William Carter Co.†	7.375%		2/15/2031	4,913,000	5,066,197
Total					23,158,783

Auto Manufacturers 1.90%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%		3/31/2029	6,833,000	5,557,552
Ford Motor Credit Co. LLC	7.35%		3/6/2030	6,046,000	6,554,510
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	4,564,000	4,731,088
New Flyer Holdings, Inc.†	9.25%		7/1/2030	3,334,000	3,601,340
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030	5,203,000	5,218,115
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	1,992,000	2,071,253
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%		9/17/2030	18,688,000	17,776,350
Nissan Motor Co. Ltd. (Japan)†(d)	7.75%		7/17/2032	2,863,000	3,064,167
Nissan Motor Co. Ltd. (Japan)†(d)	8.125%		7/17/2035	3,487,000	3,810,930
NM Holdings Co. LLC(f)	Zero Coupon		–	250,000	–
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031	7,657,000	7,249,083
Wabash National Corp.†(e)	4.50%		10/15/2028	4,012,000	3,700,745
Total					63,335,133

Auto Parts & Equipment 2.05%
American Axle & Manufacturing, Inc.†	7.75%		10/15/2033	3,493,000	3,552,401
Aptiv Swiss Holdings Ltd. (Switzerland)(d)	6.875% (5 yr. CMT + 3.39%)	#	12/15/2054	3,426,000	3,573,852
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,278,000	3,404,531
Cooper-Standard Automotive, Inc.†(g)	9.25%		3/1/2031	4,452,000	4,467,426
Dana, Inc.	4.25%		9/1/2030	788,000	757,118
Dana, Inc.	4.50%		2/15/2032	3,091,000	2,945,686

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub, Inc.†(e)	6.625%		10/15/2029			$8,109,000	$7,332,276
Forvia SE (France)†(d)	6.75%		9/15/2033			3,667,000	3,779,451
Forvia SE (France)†(d)(e)	8.00%		6/15/2030			3,362,000	3,584,538
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032			3,231,000	3,416,993
Goodyear Tire & Rubber Co.	5.25%		7/15/2031			5,257,000	5,019,088
Goodyear Tire & Rubber Co.	6.625%		7/15/2030			2,744,000	2,805,479
IHO Verwaltungs GmbH (Germany)†(d)	8.00%		11/15/2032			8,647,000	9,230,128
ZF North America Capital, Inc.†	6.875%		4/14/2028			3,562,000	3,684,066
ZF North America Capital, Inc.†	7.125%		4/14/2030			10,524,000	10,776,734
Total							68,329,767

Banks 1.37%
BW Real Estate, Inc.†(e)	9.50% (5 yr. CMT + 5.40%)	#	–	(h)		4,155,000	4,369,876
Flagstar Bank NA	6.707% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028			7,049,000	6,946,632
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%)	#	4/1/2035			3,897,000	4,070,193
Lloyds Banking Group PLC (United Kingdom)(d)(e)	6.625% (5 yr. CMT + 2.68%)	#	–	(h)		3,185,000	3,174,194
Popular, Inc.	7.25%		3/13/2028			4,877,000	5,094,056
Societe Generale SA (France)†(d)(e)	9.375% (5 yr. CMT + 5.39%)	#	–	(h)		4,792,000	5,109,887
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031			6,106,000	6,073,449
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(h)		3,120,000	3,346,046
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%)	#	–	(h)		1,330,000	1,450,778
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031			6,229,000	6,165,962
Total							45,801,073

Biotechnology 0.61%
Biocon Biologics Global PLC (United Kingdom)†(d)	6.67%		10/9/2029			3,499,000	3,544,545
Cidron Aida Finco SARL	9.125%		10/27/2031		GBP	2,360,000	3,338,714
Emergent BioSolutions, Inc.†	3.875%		8/15/2028			$7,042,000	6,163,116
Genmab AS/Genmab Finance LLC (Denmark)†(d)	6.25%		12/15/2032			3,270,000	3,395,872
Genmab AS/Genmab Finance LLC (Denmark)†(d)	7.25%		12/15/2033			3,875,000	4,114,130
Total							20,556,377

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 2.09%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		$8,117,000	$3,967,184
AmeriTex HoldCo Intermediate LLC†	7.625%		8/15/2033		3,192,000	3,344,428
Builders FirstSource, Inc.†	4.25%		2/1/2032		3,567,000	3,405,395
Builders FirstSource, Inc.†	6.375%		6/15/2032		2,953,000	3,036,911
CP Atlas Buyer, Inc.†(e)	7.00%		12/1/2028		6,490,000	6,115,267
CP Atlas Buyer, Inc.†(e)	12.75%		1/15/2031		5,367,545	4,824,813
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		8,992,000	9,317,915
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,885,647
JELD-WEN, Inc.†	7.00%		9/1/2032		8,463,000	4,580,810
MIWD Holdco II LLC/MIWD Finance Corp.†(e)	5.50%		2/1/2030		6,504,000	6,100,399
Quikrete Holdings, Inc.†	6.375%		3/1/2032		3,278,000	3,408,950
Quikrete Holdings, Inc.†	6.75%		3/1/2033		5,035,000	5,237,160
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		1,729,000	1,732,646
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		6,405,000	6,808,573
Wilsonart LLC†	11.00%		8/15/2032		4,757,000	3,899,204
Total						69,665,302

Chemicals 3.33%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		4,220,750	316,556
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		2,963,835	2,000,589
Celanese U.S. Holdings LLC(e)	6.50%		4/15/2030		3,796,000	3,892,244
Celanese U.S. Holdings LLC(e)	6.75%		4/15/2033		6,803,000	6,979,674
Celanese U.S. Holdings LLC	7.20%		11/15/2033		4,892,000	5,259,296
Celanese U.S. Holdings LLC	7.33%		7/15/2029		3,469,000	3,669,454
Celanese U.S. Holdings LLC(e)	7.375%		2/15/2034		3,901,000	4,010,131
Cerdia Finanz GmbH (Germany)†(d)	9.375%		10/3/2031		7,018,000	7,193,450
Chemours Co.†(e)	8.00%		1/15/2033		6,717,000	6,837,375
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		4,493,000	4,487,333
FIS Fabbrica Italiana Sintetici SpA	5.25%		2/5/2031	EUR	1,908,000	2,278,605
FIS Fabbrica Italiana Sintetici SpA†	5.25%		2/5/2031	EUR	903,000	1,078,396
FMC Corp.	8.45% (5 yr. CMT + 4.37%)	#	11/1/2055		$6,261,000	4,123,309
Huntsman International LLC(e)	5.70%		10/15/2034		5,539,000	5,301,487
INEOS Finance PLC (United Kingdom)†(d)(e)	7.50%		4/15/2029		3,266,000	2,918,756
Ingevity Corp.†	3.875%		11/1/2028		3,764,000	3,681,197
Mativ Holdings, Inc.†	8.00%		10/1/2029		5,006,000	4,946,740
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031		3,163,000	3,238,706
Olympus Water U.S. Holding Corp.†	7.25%		2/15/2033		3,409,000	3,396,516
Perimeter Holdings LLC†	6.25%		1/15/2034		6,121,000	6,153,561
Rain Carbon, Inc.†	12.25%		9/1/2029		8,488,000	9,049,362

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033		$3,481,000	$3,520,774
Tronox, Inc.†	4.625%	3/15/2029		13,314,000	10,305,872
WR Grace Holdings LLC†	5.625%	8/15/2029		3,594,000	3,445,951
WR Grace Holdings LLC†	6.625%	8/15/2032		3,250,000	3,290,437
Total					111,375,771

Coal 0.56%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,856,338
Coronado Finance Pty. Ltd. (Australia)†(d)	9.25%	10/1/2029		7,614,000	7,063,093
SunCoke Energy, Inc.†	4.875%	6/30/2029		8,400,000	7,679,413
Total					18,598,844

Commercial Services 3.46%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%	5/21/2030		3,875,000	4,060,450
Allied Universal Holdco LLC†	7.875%	2/15/2031		3,532,000	3,733,583
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		4,698,000	4,892,765
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(e)	5.375%	3/1/2029		4,770,000	4,569,507
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(e)	8.375%	6/15/2032		8,028,000	7,899,453
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	3,220,000	3,022,817
Brink’s Co.†	6.75%	6/15/2032		$3,528,000	3,654,249
CompoSecure Holdings LLC†	5.625%	2/1/2033		3,383,000	3,368,267
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,398,489
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	4,016,920
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,964,925
Garda World Security Corp. (Canada)†(d)	6.50%	1/15/2031		3,346,000	3,439,417
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,347,423
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,499,144
Herc Holdings, Inc.†	6.00%	3/15/2034		2,422,000	2,437,217
Herc Holdings, Inc.†	7.00%	6/15/2030		4,763,000	4,994,206
Herc Holdings, Inc.†	7.25%	6/15/2033		2,567,000	2,715,160
Hertz Corp.†(i)	Zero Coupon	1/15/2028		6,517,000	–
Hertz Corp.†(e)	5.00%	12/1/2029		2,483,000	1,291,377
Hertz Corp.†(e)	12.625%	7/15/2029		9,229,000	8,516,700
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	9.50%	7/10/2036		6,578,595	6,760,200
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	8.25%	11/15/2028		3,276,000	3,417,406

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(d)(e)	5.90%	11/24/2031		$4,794,000	$5,019,341
RR Donnelley & Sons Co.†	9.50%	8/1/2029		3,750,000	3,867,746
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030		3,351,000	3,499,037
TriNet Group, Inc.†	7.125%	8/15/2031		2,736,000	2,657,621
Williams Scotsman, Inc.†	6.625%	4/15/2030		3,265,000	3,391,607
Total					115,435,027

Computers 0.55%
Amentum Holdings, Inc.†	7.25%	8/1/2032		3,234,000	3,390,765
CACI International, Inc.†	6.375%	6/15/2033		3,015,000	3,106,301
CACI International, Inc.†(g)	6.375%	6/15/2033		1,880,000	1,936,931
Crane NXT Co.	4.20%	3/15/2048		4,963,000	3,298,389
PCC Global PLC	8.25%	11/15/2030	EUR	3,022,000	3,114,684
Seagate Data Storage Technology Pte. Ltd. (Singapore)†(d)	5.75%	12/1/2034		$3,421,000	3,508,321
Total					18,355,391

Cosmetics/Personal Care 0.50%
Opal Bidco SAS (France)†(d)	6.50%	3/31/2032		3,246,000	3,345,480
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029		5,865,851	5,895,210
Perrigo Finance Unlimited Co. (Ireland)(d)	5.15%	6/15/2030		3,095,000	2,997,202
Perrigo Finance Unlimited Co. (Ireland)(d)	6.125%	9/30/2032		4,703,000	4,606,427
Total					16,844,319

Distribution/Wholesale 0.47%
American Builders & Contractors Supply Co., Inc.†	3.875%	11/15/2029		3,649,000	3,535,798
Resideo Funding, Inc.†	6.50%	7/15/2032		3,375,000	3,449,827
SIG PLC	9.75%	10/31/2029	EUR	3,302,000	3,755,322
Velocity Vehicle Group LLC†	8.00%	6/1/2029		$5,139,000	4,877,709
Total					15,618,656

Diversified Financial Services 5.04%
Aretec Group, Inc.†	10.00%	8/15/2030		3,270,000	3,483,119
Atlanticus Holdings Corp.†	9.75%	9/1/2030		5,243,000	4,768,262
Azorra Finance Ltd. (Cayman Islands)†(d)	6.25%	2/15/2034		3,923,000	3,867,503
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%	1/15/2031		4,589,000	4,793,062
Bread Financial Holdings, Inc.†	6.75%	5/15/2031		2,339,000	2,385,981
CrossCountry Intermediate HoldCo LLC†	6.50%	10/1/2030		4,260,000	4,248,421
CrossCountry Intermediate HoldCo LLC†	6.75%	12/1/2032		4,187,000	4,147,158
EZCORP, Inc.†	7.375%	4/1/2032		6,846,000	7,348,757
Freedom Funding Center LLC†	12.00%	10/1/2037		3,058,000	3,195,610

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC†	7.875%		4/1/2033	$3,338,000	$3,293,330
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	7,999,000	8,289,940
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	3,094,000	3,233,864
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029	2,103,000	2,171,505
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	3,671,000	3,862,266
ILFC E-Capital Trust I†	6.35%#(j)		12/21/2065	3,413,000	2,966,570
ILFC E-Capital Trust II†(e)	6.60%#(j)		12/21/2065	3,031,000	2,680,215
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	4,223,000	4,336,806
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	7,605,000	7,916,891
LFS Topco LLC†	8.75%		7/15/2030	3,334,000	3,228,409
Navient Corp.	9.375%		7/25/2030	2,203,000	2,233,128
Navient Corp.	11.50%		3/15/2031	772,000	818,662
OneMain Finance Corp.	7.125%		11/15/2031	3,183,000	3,256,410
OneMain Finance Corp.	7.50%		5/15/2031	7,896,000	8,158,264
Osaic Holdings, Inc.†	6.75%		8/1/2032	1,804,000	1,821,797
Osaic Holdings, Inc.†	8.00%		8/1/2033	5,631,000	5,615,685
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	4,345,000	4,375,658
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,759,000	3,867,030
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	6,130,000	6,441,091
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029	9,298,000	9,343,504
Phoenix Aviation Capital Ltd. (Ireland)†(d)	9.25%		7/15/2030	4,040,000	4,235,932
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	2,503,000	2,602,352
Rocket Cos., Inc.†	6.375%		8/1/2033	432,000	447,021
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031	3,537,000	3,327,013
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	3,517,000	3,700,232
Stonex Escrow Issuer LLC†	6.875%		7/15/2032	3,926,000	4,077,175
StoneX Group, Inc.†	7.875%		3/1/2031	6,541,000	6,948,445
Synchrony Financial	7.25%		2/2/2033	5,788,000	6,106,815
UWM Holdings LLC†	6.25%		3/15/2031	3,323,000	3,212,900
Velocity Commercial Capital LLC†	9.375%		2/15/2031	4,071,000	4,130,287
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	3,269,000	3,411,872
Total					168,348,942

Electric 4.06%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	3,253,000	3,272,414
Alpha Generation LLC†	6.25%		1/15/2034	8,203,000	8,335,167
Alpha Generation LLC†	6.75%		10/15/2032	5,159,000	5,370,612

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030		$4,648,000	$4,793,250
Dominion Energy, Inc.	6.00% (5 yr. CMT + 2.26%)	#	2/15/2056		3,247,000	3,296,786
Entergy Corp.	5.875% (5 yr. CMT + 2.18%)	#	6/15/2056		3,359,000	3,375,808
Hawaiian Electric Co., Inc.†	6.00%		10/1/2033		3,333,000	3,398,783
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		3,498,000	3,299,842
Lightning Power LLC†	7.25%		8/15/2032		6,549,000	6,957,081
Long Ridge Energy LLC†	8.75%		2/15/2032		11,004,000	11,817,196
NRG Energy, Inc.†	6.00%		2/1/2033		7,065,000	7,239,672
NRG Energy, Inc.†	6.00%		1/15/2036		7,229,000	7,361,161
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(h)	7,747,000	8,533,483
Pampa Energia SA (Argentina)†(d)	7.875%		12/16/2034		2,679,000	2,748,654
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056		3,269,000	3,264,492
Talen Energy Supply LLC†	6.25%		2/1/2034		2,315,000	2,357,109
Talen Energy Supply LLC†	6.50%		2/1/2036		6,105,000	6,280,476
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%)	#	7/31/2056		6,556,000	6,663,656
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(h)	3,393,000	3,435,745
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%)	#	–	(h)	3,049,000	3,370,517
Vistra Operations Co. LLC†	7.75%		10/15/2031		7,712,000	8,153,358
VoltaGrid LLC†	7.375%		11/1/2030		5,017,000	5,241,065
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%)	#	5/15/2056		3,390,000	3,411,998
XPLR Infrastructure Operating Partners LP†(e)	7.75%		4/15/2034		6,544,000	6,789,047
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033		6,502,000	6,885,774
Total						135,653,146

Electrical Components & Equipment 0.16%
EnerSys†	6.625%		1/15/2032		5,339,000	5,513,751

Electronics 0.10%
TTM Technologies, Inc.†	4.00%		3/1/2029		3,625,000	3,521,044

Engineering & Construction 0.55%
Brand Industrial Services, Inc.†(e)	10.375%		8/1/2030		3,330,000	3,113,951
Brundage-Bone Concrete Pumping Holdings, Inc.†	7.50%		2/1/2032		3,377,000	3,442,792

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Heathrow Finance PLC	6.625%	3/1/2031	GBP	4,285,000	$5,920,931
Weekley Homes LLC/Weekley Finance Corp.†	6.75%	1/15/2034		$5,986,000	6,028,210
Total					18,505,884

Entertainment 3.33%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	5,514,017
Bracelet Holdings, Inc.†	9.25%	7/2/2028		$5,329,000	5,136,623	(b)
Caesars Entertainment, Inc.†	6.50%	2/15/2032		6,593,000	6,704,468
Cinemark USA, Inc.†	7.00%	8/1/2032		3,575,000	3,726,519
Discovery Global Holdings, Inc.	4.279%	3/15/2032		8,845,000	8,137,400
Discovery Global Holdings, Inc.	5.05%	3/15/2042		30,304,000	21,364,320
Discovery Global Holdings, Inc.	5.141%	3/15/2052		5,260,000	3,458,450
Empire Resorts, Inc.†	7.75%	11/1/2026		4,998,000	4,963,689
Intralot Capital Luxembourg SA†	6.75%	10/15/2031	EUR	1,255,000	1,464,175
Intralot Capital Luxembourg SA	6.75%	10/15/2031	EUR	1,700,000	1,983,344
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%	4/15/2031		$4,653,000	4,936,005
Motion Finco SARL	7.375%	6/15/2030	EUR	3,198,000	3,290,545
Penn Entertainment, Inc.†(e)	4.125%	7/1/2029		$4,494,000	4,244,502
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.†	5.875%	9/1/2031		8,108,000	5,178,985
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,620,932
Six Flags Entertainment Corp.†(e)	7.25%	5/15/2031		7,186,000	7,059,780
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%	1/15/2032		5,035,000	5,101,556
Starz Capital Holdings 1, Inc.†	6.00%	4/15/2030		5,656,000	5,267,150
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		7,470,000	8,070,775
Total					111,223,235

Environmental Control 0.21%
Biffa Group Holdings Ltd.†	7.38%	6/15/2031	GBP	2,711,000	3,741,909
Waste Pro USA, Inc.†	7.00%	2/1/2033		$3,103,000	3,237,193
Total					6,979,102

Food 1.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034		3,388,000	3,375,389
Arcor SAIC (Argentina)†(d)	7.60%	7/31/2033		6,566,000	6,785,304
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	2,993,000	3,716,366
C&S Group Enterprises LLC†	5.00%	12/15/2028		$3,578,000	3,385,991
Chobani Holdco II LLC†	8.75%	10/1/2029		3,337,991	3,577,158

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$3,454,000	$3,560,441
Flora Food Management BV	6.875%		7/2/2029	EUR	2,883,000	3,344,098
Market Bidco Finco PLC	8.75%		1/31/2031	GBP	2,492,000	3,311,012
Sigma Holdco BV	8.625%		4/15/2031	EUR	3,200,000	3,187,821
Tonon Luxembourg SA (Luxembourg)†(d)(i)	6.50%		10/31/2024		$1,863,197	0	(c)
Total						34,243,580

Forest Products & Paper 0.29%
Domtar Corp.†	6.75%		10/1/2028		4,508,000	3,429,709
Magnera Corp.†	7.25%		11/15/2031		6,311,000	6,183,719
Total						9,613,428

Gas 0.13%
AltaGas Ltd. (Canada)†(d)	7.20% (5 yr. CMT + 3.57%)	#	10/15/2054		4,216,000	4,406,888

Health Care-Products 0.11%
Insulet Corp.†	6.50%		4/1/2033		3,483,000	3,624,650

Health Care-Services 1.90%
Acadia Healthcare Co., Inc.†(e)	5.00%		4/15/2029		3,501,000	3,431,986
Acadia Healthcare Co., Inc.†(e)	7.375%		3/15/2033		4,819,000	4,980,909
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		6,345,000	5,826,526
CHS/Community Health Systems, Inc.†	6.875%		4/15/2029		5,467,000	5,286,518
DaVita, Inc.†	6.875%		9/1/2032		3,525,000	3,664,981
Fortrea Holdings, Inc.†	7.50%		7/1/2030		3,547,000	3,387,405
Kedrion SpA (Italy)†(d)	6.50%		9/1/2029		9,121,000	8,883,531
Molina Healthcare, Inc.†	6.25%		1/15/2033		3,305,000	3,253,710
Molina Healthcare, Inc.†	6.50%		2/15/2031		5,265,000	5,288,403
National Mentor Holdings, Inc.†	10.50%		12/15/2030		3,793,000	3,782,372
Radiology Partners, Inc.†	8.50%		7/15/2032		3,876,000	3,995,885
Rede D’or Finance SARL (Luxembourg)†(d)	6.45%		9/9/2035		3,414,000	3,515,396
Team Health Holdings, Inc.†	8.375%		6/30/2028		3,205,000	3,228,612
U.S. Acute Care Solutions LLC†	9.75%		5/15/2029		4,863,000	4,870,596
Total						63,396,830

Holding Companies-Diversified 0.25%
Clue Opco LLC†	9.50%		10/15/2031		7,468,000	7,740,769
Stena International SA (Luxembourg)†(d)	7.625%		2/15/2031		544,000	567,183
Total						8,307,952

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Home Builders 1.69%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		8/1/2033		$5,631,000	$5,688,628
Century Communities, Inc.†	6.625%		9/15/2033		2,513,000	2,555,507
Dream Finders Homes, Inc.†	6.875%		9/15/2030		4,284,000	4,383,723
Dream Finders Homes, Inc.†	8.25%		8/15/2028		4,252,000	4,395,675
K Hovnanian Enterprises, Inc.†	8.375%		10/1/2033		10,471,000	10,746,900
LGI Homes, Inc.†(e)	7.00%		11/15/2032		3,724,000	3,655,146
LGI Homes, Inc.†	8.75%		12/15/2028		6,394,000	6,675,253
Maison Finco PLC†(g)	7.25%		4/30/2032	GBP	1,704,000	2,302,794
Miller Homes Group Finco PLC	7.00%		5/15/2029	GBP	5,951,000	8,167,913
STL Holding Co. LLC†	8.75%		2/15/2029		$7,431,000	7,822,480
Total						56,394,019

Home Furnishings 0.43%
Whirlpool Corp.	5.75%		3/1/2034		8,602,000	8,180,193
Whirlpool Corp.(e)	6.50%		6/15/2033		6,305,000	6,296,681
Total						14,476,874

Household Products/Wares 0.10%
Kronos Acquisition Holdings, Inc. (Canada)†(d)	8.25%		6/30/2031		4,835,000	3,305,931

Insurance 0.83%
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.†	7.50%		7/15/2033		4,939,000	4,843,756
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%		2/15/2031		4,857,000	4,976,386
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%		2/15/2032		5,213,000	5,149,770
Asurion LLC & Asurion Co-Issuer, Inc.†	8.00%		12/31/2032		5,243,000	5,511,274
HUB International Ltd.†	7.375%		1/31/2032		3,532,000	3,597,165
Panther Escrow Issuer LLC†	7.125%		6/1/2031		3,608,000	3,673,200
Total						27,751,551

Internet 0.65%
GrubHub Holdings, Inc.†(e)	13.00%		7/31/2030		1,460,136	983,867
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029		5,225,000	5,800,072
United Group BV†	6.25%		1/31/2032	EUR	1,794,000	2,177,578
United Group BV	6.75%		2/15/2031	EUR	4,199,000	5,205,149
Wayfair LLC†	6.75%		11/15/2032		$3,393,000	3,460,741
Wayfair LLC†	7.75%		9/15/2030		3,937,000	4,142,925
Total						21,770,332

Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%)	#	11/15/2056		3,407,000	3,406,813

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 1.59%
Algoma Steel, Inc. (Canada)†(d)	9.125%	4/15/2029	$7,487,000	$6,869,929
Carpenter Technology Corp.†	5.625%	3/1/2034	5,015,000	5,119,959
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031	11,723,000	12,244,990
Cleveland-Cliffs, Inc.†	7.625%	1/15/2034	6,675,000	6,854,832
Commercial Metals Co.†	5.75%	11/15/2033	3,404,000	3,475,110
CSN Inova Ventures (Cayman Islands)(d)	6.75%	1/28/2028	1,339,000	1,162,389
CSN Resources SA (Luxembourg)(d)(e)	8.875%	12/5/2030	4,235,000	3,443,838
Mineral Resources Ltd. (Australia)†(d)	9.25%	10/1/2028	6,396,000	6,704,621
Samarco Mineracao SA (Brazil)(d)	9.50%	6/30/2031	3,260,964	3,273,998
U.S. Steel Corp.	6.65%	6/1/2037	3,719,000	3,914,337
Total				53,064,003

Leisure Time 1.22%
Acushnet Co.†	5.625%	12/1/2033	3,566,000	3,638,269
Carnival Corp.†	5.75%	3/15/2030	12,040,000	12,460,654
Life Time, Inc.†	6.00%	11/15/2031	3,604,000	3,716,225
Lindblad Expeditions LLC†	7.00%	9/15/2030	6,633,000	6,961,373
NCL Corp. Ltd.†	6.75%	2/1/2032	6,710,000	6,914,789
Patrick Industries, Inc.†	6.375%	11/1/2032	3,537,000	3,635,442
Viking Cruises Ltd.†	5.875%	10/15/2033	3,340,000	3,409,288
Total				40,736,040

Lodging 1.67%
Full House Resorts, Inc.†	8.25%	2/15/2028	9,445,000	8,217,150
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	6,223,000	6,455,951
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031	5,323,000	5,115,862
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	12,971,000	13,116,444
Hilton Domestic Operating Co., Inc.†	5.75%	9/15/2033	6,298,000	6,450,412
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	3,283,000	3,351,791
Melco Resorts Finance Ltd. (Hong Kong)†(d)	7.625%	4/17/2032	4,238,000	4,444,619
Studio City Finance Ltd. (Hong Kong)(d)	5.00%	1/15/2029	3,898,000	3,772,269
Travel & Leisure Co.†	6.125%	9/1/2033	1,482,000	1,507,440
Wynn Macau Ltd. (Macau)†(d)	6.75%	2/15/2034	3,398,000	3,447,237
Total				55,879,175

Machinery-Diversified 0.36%
Columbus McKinnon Corp.†	7.125%	2/1/2033	3,320,000	3,415,466
GrafTech Global Enterprises, Inc.†	9.875%	12/23/2029	8,911,000	5,302,045
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	3,067,000	3,240,200
Total				11,957,711

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 4.94%
AMC Networks, Inc.	4.25%	2/15/2029	$14,122,000	$12,493,577
AMC Networks, Inc.†(e)	10.50%	7/15/2032	3,183,000	3,263,291
Belo Corp.	7.25%	9/15/2027	3,282,000	3,401,780
Cable One, Inc.†(e)	4.00%	11/15/2030	9,961,000	6,904,146
CSC Holdings LLC†	4.625%	12/1/2030	27,207,000	10,095,299
CSC Holdings LLC†	5.75%	1/15/2030	12,022,000	4,656,886
CSC Holdings LLC†	6.50%	2/1/2029	11,536,000	7,299,465
CSC Holdings LLC†	11.75%	1/31/2029	18,322,000	13,067,034
Directv Financing LLC†	8.875%	2/1/2030	3,245,000	3,251,808
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	8,493,000	8,692,819
DISH DBS Corp.	5.125%	6/1/2029	22,856,000	20,432,652
Gray Media, Inc.†	5.375%	11/15/2031	12,725,000	10,030,082
Gray Media, Inc.†	9.625%	7/15/2032	2,271,000	2,361,331
iHeartCommunications, Inc.†	10.875%	5/1/2030	6,326,000	4,698,858
Scripps Escrow II, Inc.†	5.375%	1/15/2031	9,606,000	7,583,488
Sinclair Television Group, Inc.†	8.125%	2/15/2033	3,192,000	3,326,064
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	8,089,000	7,717,585
Univision Communications, Inc.†	9.375%	8/1/2032	5,430,000	5,750,377
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	12,178,000	10,214,508
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029	10,514,000	10,215,294
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	10,601,000	9,431,812
Total				164,888,156

Metal Fabricate-Hardware 0.40%
Advanced Drainage Systems, Inc.†	5.375%	3/1/2034	5,224,000	5,276,866
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	7,716,000	8,017,287
Total				13,294,153

Mining 3.78%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	3,087,000	3,265,836
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030	4,583,000	4,753,570
Alumina Pty. Ltd. (Australia)†(d)	6.375%	9/15/2032	3,543,000	3,681,173
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029	8,090,000	8,482,972
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,211,511
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	5,172,000	5,348,655
Century Aluminum Co.†	6.875%	8/1/2032	3,261,000	3,377,116
Compass Minerals International, Inc.†	8.00%	7/1/2030	3,367,000	3,554,895
Eldorado Gold Corp. (Canada)†(d)	6.25%	9/1/2029	8,832,000	8,891,749
Endeavour Mining PLC (United Kingdom)†(d)	7.00%	5/28/2030	3,952,000	4,095,526

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining (continued)
First Quantum Minerals Ltd. (Canada)†(d)	6.375%	2/15/2036		$3,813,000	$3,828,263
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033		6,420,000	6,862,120
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031		3,184,000	3,341,049
Fortescue Treasury Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031		2,369,000	2,298,391
Fortescue Treasury Pty. Ltd. (Australia)†(d)	5.875%	4/15/2030		2,112,000	2,177,066
Fortescue Treasury Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032		6,778,000	7,104,986
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030		6,645,000	6,914,003
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030		6,228,000	6,446,323
Marcobre SAC (Peru)†(d)	5.75%	1/22/2036		2,815,000	2,839,631
Navoiyuran State Enterprise (Uzbekistan)†(d)	6.70%	7/2/2030		4,820,000	4,981,067
New Gold, Inc. (Canada)†(d)	6.875%	4/1/2032		9,955,000	10,616,480
Novelis Corp.†	6.375%	8/15/2033		2,090,000	2,114,231
Novelis Corp.†	6.875%	1/30/2030		5,007,000	5,171,320
Taseko Mines Ltd. (Canada)†(d)	8.25%	5/1/2030		10,283,000	10,898,787
Total					126,256,720

Miscellaneous Manufacturing 1.00%
Amsted Industries, Inc.†	6.375%	3/15/2033		3,207,000	3,343,936
Axon Enterprise, Inc.†	6.125%	3/15/2030		2,367,000	2,445,409
Axon Enterprise, Inc.†	6.25%	3/15/2033		4,699,000	4,874,151
CTEC II GmbH	5.25%	2/15/2030	EUR	4,118,000	4,637,823
Enpro, Inc.†	6.125%	6/1/2033		$6,053,000	6,262,119
LSB Industries, Inc.†	6.25%	10/15/2028		3,650,000	3,671,896
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030		7,674,000	8,047,532
Total					33,282,866

Office/Business Equipment 0.10%
Zebra Technologies Corp.†	6.50%	6/1/2032		3,224,000	3,307,041

Oil & Gas 6.70%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032		2,386,000	2,480,478
BKV Upstream Midstream LLC†	7.50%	10/15/2030		8,537,000	8,701,149
Borr IHC Ltd./Borr Finance LLC†(e)	10.375%	11/15/2030		16,669,573	17,430,159
Caturus Energy LLC†	8.50%	2/15/2030		7,192,000	7,519,718
Chord Energy Corp.†	6.00%	10/1/2030		3,667,000	3,747,565
Comstock Resources, Inc.†	5.875%	1/15/2030		5,145,000	4,962,090
Crescent Energy Finance LLC†	7.375%	1/15/2033		3,456,000	3,435,816
Crescent Energy Finance LLC†	7.625%	4/1/2032		3,380,000	3,420,871
Crescent Energy Finance LLC†	7.875%	4/15/2032		7,377,000	7,519,634
DBR Land Holdings LLC†	6.25%	12/1/2030		3,344,000	3,450,991

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Global Marine, Inc.	7.00%		6/1/2028		$3,383,000	$3,440,477
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031		3,525,000	3,435,914
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		12,011,000	11,903,826
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		6,651,000	6,747,507
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%		12/1/2032		3,160,000	3,305,164
Matador Resources Co.†(g)	6.00%		4/15/2034		2,031,000	2,031,089
Matador Resources Co.†	6.50%		4/15/2032		3,253,000	3,323,901
MC Brazil Downstream Trading SARL (Luxembourg)†(d)	7.25%		6/30/2031		3,832,187	3,298,402
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		5,093,000	5,022,539
Murphy Oil Corp.	5.875%		12/1/2042		3,795,000	3,333,995
Murphy Oil Corp.	6.50%		2/15/2034		4,086,000	4,088,245
Nabors Industries, Inc.†	7.625%		11/15/2032		5,171,000	5,330,474
Nabors Industries, Inc.†	8.875%		8/15/2031		6,660,000	6,903,256
Noble Finance II LLC†	8.00%		4/15/2030		3,257,000	3,391,758
PBF Holding Co. LLC/PBF Finance Corp.†(e)	7.875%		9/15/2030		4,108,000	4,124,991
Saturn Oil & Gas, Inc. (Canada)†(d)	9.625%		6/15/2029		6,663,000	6,855,454
Seadrill Finance Ltd.†	8.375%		8/1/2030		3,148,000	3,310,025
SM Energy Co.†	8.625%		11/1/2030		4,137,000	4,381,116
SM Energy Co.†	8.75%		7/1/2031		5,327,000	5,596,008
SM Energy Co.†	9.625%		6/15/2033		3,149,000	3,484,183
Sunoco LP†(g)	5.625%		7/15/2034		6,175,000	6,181,760
Sunoco LP†	6.25%		7/1/2033		4,816,000	4,962,724
Sunoco LP†	6.625%		8/15/2032		5,417,000	5,609,851
Sunoco LP†	7.875% (5 yr. CMT + 4.23%)	#	–	(h)	5,551,000	5,742,204
Talos Production, Inc.†	9.375%		2/1/2031		4,631,000	4,930,478
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		4,537,000	4,491,558
Transocean International Ltd.(e)	6.80%		3/15/2038		5,157,000	5,000,196
Transocean International Ltd.	7.50%		4/15/2031		3,415,000	3,519,738
Transocean International Ltd.†	7.875%		10/15/2032		3,428,000	3,682,440
Transocean International Ltd.†	8.50%		5/15/2031		7,267,000	7,689,361
Transocean International Ltd.	9.35%		12/15/2041		2,031,000	2,241,716
Vermilion Energy, Inc. (Canada)†(d)	7.25%		2/15/2033		7,101,000	6,949,938
Vista Energy Argentina SAU (Argentina)(d)	7.625%		12/10/2035		3,334,000	3,383,010
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029		3,255,000	3,342,927
Total						223,704,696

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services 1.60%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	$3,409,000	$3,549,986
Archrock Services LP/Archrock Partners Finance Corp.†	6.00%	2/1/2034	4,172,000	4,226,190
Bristow Group, Inc.†	6.75%	2/1/2033	4,076,000	4,138,285
CHC Group LLC†	11.75%	9/1/2030	3,229,000	3,187,883
Enerflex, Inc.†	6.875%	1/15/2031	3,314,000	3,436,184
Kodiak Gas Services LLC†	6.50%	10/1/2033	3,408,000	3,516,156
SESI LLC†	7.875%	9/30/2030	8,339,000	8,519,886
Star Holding LLC†	8.75%	8/1/2031	3,283,000	3,311,277
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033	3,404,000	3,463,665
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	2,902,000	3,000,091
WBI Operating LLC†	6.25%	10/15/2030	3,512,000	3,581,309
WBI Operating LLC†	6.50%	10/15/2033	3,950,000	4,016,459
Weatherford International Ltd.†	6.75%	10/15/2033	5,187,000	5,425,675
Total				53,373,046

Packaging & Containers 2.14%
Ardagh Group SA (Luxembourg)†(d)	12.00%	12/1/2030	7,104,000	6,890,880
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%	1/30/2031	3,309,000	3,388,462
Ball Corp.(e)	3.125%	9/15/2031	3,652,000	3,393,150
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.875%	11/15/2029	6,058,000	5,799,665
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	3,961,000	3,994,017
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030	3,525,000	3,583,445
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	3,508,000	3,495,501
Iris Holding, Inc.†(e)	10.00%	12/15/2028	3,718,000	3,405,223
LABL, Inc.†(e)(i)	5.875%	11/1/2028	3,732,000	1,511,460
LABL, Inc.†(i)	8.625%	10/1/2031	3,557,000	1,778,500
LABL, Inc.†(i)	9.50%	11/1/2028	2,726,000	1,104,030
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2030	10,573,000	10,427,818
Sealed Air Corp.†	6.50%	7/15/2032	5,203,000	5,362,961
Sealed Air Corp.†	6.875%	7/15/2033	3,005,000	3,108,621
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC (Jersey)†(d)	9.50%	5/15/2030	3,500,000	3,324,375
Trident TPI Holdings, Inc.†(e)	12.75%	12/31/2028	3,033,000	3,115,334
Trivium Packaging Finance BV (Netherlands)†(d)	8.25%	7/15/2030	4,145,000	4,442,963
Trivium Packaging Finance BV (Netherlands)†(d)	12.25%	1/15/2031	3,001,000	3,306,772
Total				71,433,177

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals 2.56%
1261229 BC Ltd. (Canada)†(d)	10.00%		4/15/2032		$15,001,000	$15,526,150
Accendra Health, Inc.†(e)	6.625%		4/1/2030		4,260,000	2,053,441
Bausch Health Cos., Inc. (Canada)†(d)	4.875%		6/1/2028		1,349,000	1,256,681
Bausch Health Cos., Inc. (Canada)†(d)	5.00%		1/30/2028		11,856,000	10,324,444
Bausch Health Cos., Inc. (Canada)†(d)	5.00%		2/15/2029		3,945,000	2,981,710
Bausch Health Cos., Inc. (Canada)†(d)	5.25%		2/15/2031		3,369,000	2,201,102
Bausch Health Cos., Inc. (Canada)†(d)	11.00%		9/30/2028		2,718,000	2,844,537
Cheplapharm Arzneimittel GmbH†	6.75%		2/15/2032	EUR	1,181,000	1,416,582
Cheplapharm Arzneimittel GmbH†	7.125%		6/15/2031	EUR	1,196,000	1,466,404
Cheplapharm Arzneimittel GmbH	7.125%		6/15/2031	EUR	4,329,000	5,307,743
Curaleaf Holdings, Inc.	11.50%		2/18/2029		$4,855,000	4,932,486
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055		14,056,000	14,792,661
HLF Financing SARL LLC/Herbalife International, Inc.†(e)	4.875%		6/1/2029		3,781,000	3,625,381
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%		4/15/2029		3,484,000	3,724,211
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031		10,820,000	9,624,287
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	4.10%		10/1/2046		4,437,000	3,413,227
Total						85,491,047

Pipelines 3.74%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%		6/15/2029		3,210,000	3,212,388
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029		4,799,000	5,012,469
Buckeye Partners LP†	6.875%		7/1/2029		4,208,000	4,368,649
CNX Midstream Partners LP†	4.75%		4/15/2030		9,074,000	8,855,316
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		3,291,000	3,284,515
Energy Transfer LP	6.75% (5 yr. CMT + 2.48%)	#	2/15/2056		3,335,000	3,410,408
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054		3,257,000	3,496,435
Genesis Energy LP/Genesis Energy Finance Corp.(g)	6.75%		3/15/2034		2,969,000	3,004,895
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029		4,397,000	4,592,293
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030		5,706,000	5,989,314
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032		7,047,000	7,461,469
Harvest Midstream I LP†	7.50%		5/15/2032		5,859,000	6,085,321
Howard Midstream Energy Partners LLC†	6.625%		1/15/2034		3,249,000	3,359,646

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	$3,422,000	$3,591,652
Northriver Midstream Finance LP (Canada)†(d)	6.75%		7/15/2032	3,448,000	3,547,737
Rockies Express Pipeline LLC†	6.75%		3/15/2033	4,246,000	4,490,990
Rockies Express Pipeline LLC†	6.875%		4/15/2040	3,310,000	3,411,322
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(d)	7.625% (5 yr. CMT + 3.95%)	#	3/1/2055	6,292,000	6,560,360
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.75%		3/15/2034	3,354,000	3,448,948
Transportadora de Gas del Sur SA (Argentina)†(d)	7.75%		11/20/2035	9,082,000	9,214,461
Venture Global LNG, Inc.†(e)	8.375%		6/1/2031	2,096,000	2,147,808
Venture Global LNG, Inc.†	9.50%		2/1/2029	13,057,000	14,011,767
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034	4,826,000	5,081,532
Venture Global Plaquemines LNG LLC†	7.75%		5/1/2035	6,524,000	7,403,253
Total					125,042,948

Real Estate 0.95%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	3,003,000	3,180,384
Five Point Operating Co. LP†	8.00%		10/1/2030	5,732,000	5,939,985
Howard Hughes Corp.†	5.875%		3/1/2032	3,346,000	3,346,314
Hunt Cos., Inc.†	5.25%		4/15/2029	3,409,000	3,266,749
Kennedy-Wilson, Inc.	4.75%		2/1/2030	1,691,000	1,641,454
Kennedy-Wilson, Inc.(e)	5.00%		3/1/2031	3,809,000	3,694,922
Longfor Group Holdings Ltd. (China)(d)	3.95%		9/16/2029	4,270,000	3,615,314
Newmark Group, Inc.	7.50%		1/12/2029	6,723,000	7,114,379
Shimao Group Holdings Ltd. (Hong Kong)†(d)	5.00%		7/21/2031	249,046	9,339
Total					31,808,840

REITS 2.60%
Arbor Realty SR, Inc.†(e)	8.50%		12/15/2028	3,655,000	3,558,962
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029	5,025,000	5,360,157
Brandywine Operating Partnership LP	4.55%		10/1/2029	979,000	924,389
Brandywine Operating Partnership LP	8.875%		4/12/2029	8,062,000	8,571,139
Diversified Healthcare Trust†	7.25%		10/15/2030	7,792,000	8,112,532
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%		9/30/2030	3,529,000	3,568,507
Hudson Pacific Properties LP(e)	3.25%		1/15/2030	4,129,000	3,435,369
Iron Mountain, Inc.†	4.50%		2/15/2031	3,419,000	3,300,241
Iron Mountain, Inc.†	5.25%		7/15/2030	3,348,000	3,333,735
Iron Mountain, Inc.†	5.625%		7/15/2032	6,994,000	6,983,070

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Iron Mountain, Inc.†	6.25%	1/15/2033		$3,895,000	$3,982,532
Millrose Properties, Inc.†	6.25%	9/15/2032		5,028,000	5,095,189
Millrose Properties, Inc.†	6.375%	8/1/2030		3,330,000	3,418,245
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		6,484,000	6,718,183
RHP Hotel Properties LP/RHP Finance Corp.†(g)	5.75%	3/15/2034		1,667,000	1,680,488
Starwood Property Trust, Inc.†	6.00%	4/15/2030		2,258,000	2,318,747
Starwood Property Trust, Inc.†	6.50%	10/15/2030		6,884,000	7,178,071
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†(e)	6.00%	1/15/2030		1,303,000	1,232,613
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,940,152
Total					86,712,321

Retail 4.60%
Advance Auto Parts, Inc.†(e)	7.375%	8/1/2033		9,996,000	10,250,898
Arko Corp.†	5.125%	11/15/2029		3,647,000	3,256,520
Asbury Automotive Group, Inc.†	5.00%	2/15/2032		3,888,000	3,783,396
Bertrand Franchise Finance SAS	6.50%	7/18/2030	EUR	2,881,000	3,423,798
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		$5,817,000	5,149,506
Carvana Co.†	9.00%	6/1/2030		2,983,335	3,108,068
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		3,447,000	3,673,437
Dutch Lion BV†(i)	11.25%	6/15/2020	EUR	9,152,880	0	(c)
Eroski S Coop	5.75%	5/15/2031	EUR	1,700,000	2,106,243
Eroski S Coop†	5.75%	5/15/2031	EUR	1,196,000	1,481,804
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.†(e)	6.75%	1/15/2030		$6,419,000	6,059,631
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	11.50%	8/15/2029		6,572,000	6,735,711
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		8,318,000	4,117,410
Kohl’s Corp.	5.125%	5/1/2031		7,546,000	6,390,703
LBM Acquisition LLC†(e)	6.25%	1/15/2029		7,689,000	5,869,955
LBM Acquisition LLC†	9.50%	6/15/2031		3,702,000	3,457,483
Macy’s Retail Holdings LLC†	6.70%	7/15/2034		7,229,000	6,905,483
Men’s Wearhouse LLC†	9.00%	2/1/2031		2,040,000	2,101,669
Michaels Cos., Inc.†	7.875%	5/1/2029		3,778,000	3,797,536
Michaels Cos., Inc.†(g)	8.50%	3/15/2033		4,868,000	4,739,460
Michaels Cos., Inc.†(g)	11.00%	3/15/2034		4,056,000	3,794,603
Park River Holdings, Inc.†	8.00%	3/15/2031		6,200,000	6,244,752
Park River Holdings, Inc.†(e)	8.75%	12/31/2030		2,847,394	2,747,980
Petco Health & Wellness Co., Inc.†	8.25%	2/1/2031		4,321,000	4,223,040

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
PetSmart LLC/PetSmart Finance Corp.†	10.00%	9/15/2033		$6,551,000	$6,576,232
Punch Finance PLC†	7.875%	12/30/2030	GBP	3,214,000	4,464,409
QXO Building Products, Inc.†	6.75%	4/30/2032		$6,575,000	6,815,684
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%	10/15/2029		3,329,000	3,213,845
Staples, Inc.†	10.75%	9/1/2029		6,598,000	6,059,696
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	5,874,000	8,056,918
Victoria’s Secret & Co.†	4.625%	7/15/2029		$3,409,000	3,332,565
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	7,053,000	8,397,811
White Cap Supply Holdings LLC†	7.375%	11/15/2030		$3,389,000	3,443,959
Total					153,780,205

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011		10,000,000	0	(c)

Semiconductors 0.45%
Amkor Technology, Inc.†	5.875%	10/1/2033		5,193,000	5,305,631
Kioxia Holdings Corp. (Japan)†(d)	6.625%	7/24/2033		9,215,000	9,719,615
Total					15,025,246

Software 0.89%
CoreWeave, Inc.†	9.00%	2/1/2031		8,656,000	8,362,702
X.AI LLC/X.AI Co. Issuer Corp.†	12.50%	6/30/2030		18,721,000	21,344,973
Total					29,707,675

Telecommunications 5.21%
Altice France SA (France)†(d)	6.50%	4/15/2032		14,615,104	14,010,930
Altice France SA (France)†(d)	6.875%	10/15/2030		3,400,328	3,300,249
Altice France SA (France)†(d)	9.50%	11/1/2029		2,177,326	2,212,694
APLD ComputeCo LLC†	9.25%	12/15/2030		4,981,000	5,231,953
Black Pearl Compute LLC†	6.125%	2/15/2031		3,694,000	3,785,249
Cipher Compute LLC†	7.125%	11/15/2030		11,784,000	12,297,712
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%	9/15/2029		1,603,000	1,703,064
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(d)	8.625%	8/1/2032		3,358,000	3,491,763
EchoStar Corp.	6.75%	11/30/2030		6,308,372	6,396,714
Eutelsat Communications SACA(g)	6.25%	3/15/2033	EUR	1,993,000	2,387,898
Eutelsat Communications SACA†(g)	6.25%	3/15/2033	EUR	918,000	1,099,708
Fibercop SpA (Italy)†(d)	6.375%	11/15/2033		$7,485,000	7,613,443
Flash Compute LLC†	7.25%	12/31/2030		5,118,000	5,245,279

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Hughes Satellite Systems Corp.	5.25%		8/1/2026			$1,563,000	$1,496,666
Hughes Satellite Systems Corp.	6.625%		8/1/2026			11,693,000	10,665,646
Iliad Holding SAS (France)†(d)	8.50%		4/15/2031			3,644,000	3,906,109
Level 3 Financing, Inc.†	3.625%		1/15/2029			10,862,000	10,237,435
Level 3 Financing, Inc.†	3.75%		7/15/2029			2,985,000	2,778,109
Level 3 Financing, Inc.†	4.25%		7/1/2028			2,517,000	2,439,059
Level 3 Financing, Inc.†	8.50%		1/15/2036			6,550,946	6,827,785
Lumen Technologies, Inc.†	4.50%		1/15/2029			11,906,000	11,342,779
Lumen Technologies, Inc.†	5.375%		6/15/2029			6,624,000	6,365,035
Lumen Technologies, Inc.	7.60%		9/15/2039			1,867,000	1,785,344
Lumen Technologies, Inc.	7.65%		3/15/2042			1,867,000	1,744,338
Qwest Capital Funding, Inc.	7.75%		2/15/2031			599,000	542,966
SES AMERICOM, Inc.†	5.30%		3/25/2044			4,257,000	3,485,609
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031			3,361,000	3,378,426
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%		6/15/2032			8,079,000	8,200,646
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	9.625%		2/11/2027			2,039,112	2,042,629
Viasat, Inc.†	7.50%		5/30/2031			10,286,000	10,160,383
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%		7/15/2031			4,532,000	4,039,512
WULF Compute LLC†	7.75%		10/15/2030			9,862,000	10,451,491
Zegona Finance PLC (United Kingdom)†(d)	8.625%		7/15/2029			3,069,000	3,250,055
Total							173,916,678

Transportation 1.55%
Carriage Purchaser, Inc.†	7.875%		10/15/2029			5,380,000	5,251,908
Danaos Corp. (Greece)†(d)	6.875%		10/15/2032			4,868,000	5,024,460
Genesee & Wyoming, Inc.†	6.25%		4/15/2032			3,330,000	3,436,513
Mobico Group PLC	7.884% (5 yr. U.K. Government Bond + 4.14%)	#	–	(h)	GBP	2,976,000	2,981,418
Ocado Group PLC	10.50%		8/8/2029		GBP	528,000	726,879
Ocado Group PLC†	10.50%		8/8/2029		GBP	2,591,000	3,566,939
Rand Parent LLC†	8.50%		2/15/2030			$7,720,000	8,059,611
Seaspan Corp. (Hong Kong)†(d)	5.50%		8/1/2029			9,594,000	9,199,715
Star Leasing Co. LLC†	7.625%		2/15/2030			5,879,000	5,596,290
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			4,245,000	4,469,382
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,602,999
Total							51,916,114

Trucking & Leasing 0.34%
FTAI Aviation Investors LLC†	7.00%		5/1/2031			7,865,000	8,264,503
FTAI Aviation Investors LLC†	7.875%		12/1/2030			3,063,000	3,243,055
Total							11,507,558

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Water 0.34%
Aegea Finance SARL (Luxembourg)†(d)	7.625%		1/20/2036		$5,424,000	$5,045,150
Nova Securitisation SARL (Luxembourg)†(d)	6.50%		2/3/2036		6,512,000	6,379,135
Total						11,424,285
Total Corporate Bonds (cost $3,024,626,117)						3,042,190,825

FLOATING RATE LOANS(k) 4.97%

Aerospace & Defense 0.67%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2028		7,115,914	19,526,068
Mahseer Holdings LLC Delayed Draw Term Loan(l)	–	(m)	2/4/2033		375,448	376,858
Mahseer Holdings LLC Term Loan B	–	(m)	2/4/2033		2,346,552	2,355,363
Total						22,258,289

Auto Parts & Equipment 0.10%
RealTruck Group, Inc. 2021 Term Loan B	–	(m)	1/31/2028		1,515,336	1,115,038
RealTruck Group, Inc. 2023 Incremental Term Loan	–	(m)	1/31/2028		3,138,926	2,366,750
Total						3,481,788

Building Materials 0.12%
Associated Materials, Inc. 2022 Term Loan B	9.673% (1 mo. USD Term SOFR + 6.00%)		3/8/2029		993,827	877,549
Oscar AcquisitionCo LLC Term Loan B	7.922% (3 mo. USD Term SOFR + 4.25%)		4/27/2029		4,652,000	3,129,354
Total						4,006,903

Chemicals 0.34%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	–	(m)	12/23/2031		3,490,000	3,362,406
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(d)	–	(m)	4/2/2029		4,948,000	4,049,121
INEOS Styrolution Group GmbH 2020 EUR Term Loan	3.928% (1 mo. EURIBOR + 2.00%)		1/29/2027	EUR	2,949,505	3,458,196
Ineos U.S. Finance LLC 2023 USD Term Loan B	–	(m)	2/18/2030		$645,252	545,641
Total						11,415,364

Commercial Services 0.20%
Crash Champions LLC 2024 Term Loan B	8.423% (3 mo. USD Term SOFR + 4.75%)		2/23/2029		3,111,283	2,783,727
Spin Holdco, Inc. 2026 First Lien First Out Term Loan	9.101% (3 mo. USD Term SOFR + 5.43%)		9/4/2030		664,432	681,113

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Spin Holdco, Inc. 2026 First Lien Second Out Term Loan	7.933% (3 mo. USD Term SOFR + 4.00%)		9/4/2030	$4,219,143	$3,308,504
Total					6,773,344

Computers 0.35%
X Corp. 2025 Fixed Term Loan	9.50%		10/26/2029	3,532,000	3,711,249
X Corp. Term Loan	10.448% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	7,892,944	7,923,371
Total					11,634,620

Containers & Packaging 0.17%
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.383% (3 mo. USD Term SOFR + 6.75%)		12/2/2026	432,900	432,359
Proampac PG Borrower LLC 2026 USD Term Loan B	–	(m)	2/18/2033	5,257,685	5,198,536
Total					5,630,895

Cosmetics/Personal Care 0.07%
Conair Holdings LLC Term Loan B	7.538% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	4,530,638	2,499,394

Electric 0.29%
Kestrel Acquisition LLC 2025 Term Loan	6.672% (3 mo. USD Term SOFR + 3.00%)		11/6/2031	5,726,016	5,749,636
Lackawanna Energy Center LLC 2025 Term Loan B	6.668% (1 mo. USD Term SOFR + 3.00%)		8/5/2032	3,862,306	3,886,445
Total					9,636,081

Electric: Generation 0.03%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.434% (3 mo. USD Term SOFR + 1.50%)		7/28/2028	1,196,824	1,157,927

Energy: Alternate Sources 0.12%
Bayonne Energy Center LLC Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		10/1/2032	3,906,210	3,933,065

Food Service 0.06%
Gategroup Finance Luxembourg SA USD Repriced Term Loan B (Luxembourg)(d)	7.201% (3 mo. USD Term SOFR + 3.50%)		6/10/2032	1,909,405	1,916,966

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	–	(m)	5/1/2034		$3,293,000	$3,260,070	(n)

Health Care Services 0.17%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.167% (3 mo. USD Term SOFR + 5.50%)		3/30/2029		5,133,195	4,902,202
New WPCC Parent LLC Term Loan	13.173% (1 mo. USD Term SOFR + 9.50%)		5/9/2030		811,922	777,415
Total						5,679,617

Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.172% (3 mo. USD Term SOFR + 7.50%)		1/28/2030		1,348,412	1,350,941

Leisure Time 0.16%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	6.934% - 7.18% (3 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.25%)		7/22/2030		5,372,259	5,357,995

Machinery: Diversified 0.10%
Victory Buyer LLC 2026 Term Loan B	–	(m)	2/14/2033		3,424,000	3,438,980

Media 0.42%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.088% (1 mo. USD Term SOFR + 3.30%)		12/31/2029		6,618,196	5,683,376
Sinclair Television Group, Inc. 2025 Term Loan B7	7.873% (1 mo. USD Term SOFR + 4.10%)		12/31/2030		9,667,532	8,177,089
Total						13,860,465

Metal Fabricate/Hardware 0.14%
Tank Holding Corp. 2022 Term Loan	9.523% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		5,170,277	4,714,672

Metals & Mining 0.17%
American Rock Salt Co. LLC 2021 Term Loan	7.788% (1 mo. USD Term SOFR + 4.00%)		6/9/2028		6,050,000	5,506,771

Miscellaneous Manufacture 0.11%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.149% (6 mo. EURIBOR + 4.75%)		1/31/2029	EUR	3,203,977	3,572,867

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(m)	12/31/2026	$545,977	$0	(c)

Pharmaceuticals 0.10%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(d)	9.923% (1 mo. USD Term SOFR + 6.25%)		10/8/2030	3,456,000	3,378,240

Retail 0.27%
RVR Dealership Holdings LLC 2026 Term Loan B	–	(m)	2/26/2033	7,929,000	7,849,710
Sweetwater Borrower LLC 2026 Term Loan B	7.66% (1 mo. USD Term SOFR + 4.00%)		2/17/2033	1,174,000	1,178,403
Total					9,028,113

Software 0.16%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.417% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	3,923,000	3,321,467
Cotiviti Corp. 2024 Term Loan	6.421% (1 mo. USD Term SOFR + 2.75%)		5/1/2031	2,224,000	1,978,659
Total					5,300,126

Telecommunications 0.11%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.902% - 8.94% (3 mo. USD Term SOFR + 5.25%)		11/29/2030	4,407,000	3,795,529

Utilities 0.40%
Astoria Energy LLC 2025 Term Loan B	5.922% - 5.92% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.75%)		6/23/2032	3,066,284	3,079,331
EFS Cogen Holdings I LLC 2025 Term Loan B	6.672% (3 mo. USD Term SOFR + 3.00%)		10/3/2031	4,483,874	4,489,479
Indeck Niles LLC Term Loan B	–	(m)	2/18/2033	4,145,000	4,155,362
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.41% (3 mo. USD Term SOFR + 2.75%)		5/17/2032	1,595,958	1,614,663
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.41% (3 mo. USD Term SOFR + 2.75%)		5/17/2032	100,711	101,891
Total					13,440,726
Total Floating Rate Loans (cost $156,767,229)					166,029,748

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Merrill Lynch Mortgage Trust Series 2006-C1(f)	Zero Coupon	–	$10,500,000	$–
ROCK Trust Series 2024-CNTR Class E†	8.819%	11/13/2041	9,340,000	10,020,104
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,340,000)				10,020,104

	Dividend Rate		Shares

PREFERRED STOCKS 0.15%

Transportation Infrastructure 0.15%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon		102,014	4,845,665	(c)

	Exercise Price	Expiration Date

WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $196,861)	$3.50	12/31/2099	56,246	68,564
Total Long-Term Investments (cost $3,288,169,051)				3,301,894,837

			Principal Amount‡

SHORT-TERM INVESTMENTS 5.65%

REPURCHASE AGREEMENTS 1.51%
Repurchase Agreement dated 2/27/2026, 3.600% due 3/2/2026 with Barclays Capital, Inc. collateralized by $428,400 of U.S. Treasury Note at 3.500% due 11/30/2030; value: $431,633; proceeds: $423,127 (cost $423,000)			$423,000	423,000
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $20,502,900 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $20,786,059; proceeds: $20,384,002 (cost $20,378,483)			20,378,483	20,378,483

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 2/27/2026, 3.580% due 3/2/2026 with JPMorgan Securities LLC collateralized by $1,193,200 of U.S. Treasury Bond at 4.250% due 11/15/2034; value: $1,238,776; proceeds: $1,214,362 (cost $1,214,000)	$1,214,000	$1,214,000
Repurchase Agreement dated 2/27/2026, 3.620% due 3/2/2026 with RBC Dominion Securities, Inc. collateralized by $28,505,600 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $28,941,837; proceeds: $28,371,556 (cost $28,363,000)	28,363,000	28,363,000
Total Repurchase Agreements (cost $50,378,483)		50,378,483

TIME DEPOSITS 0.41%
CitiBank N.A.(o) (cost $13,876,303)	13,876,303	13,876,303

	Shares

MONEY MARKET FUNDS 3.73%
Fidelity Government Portfolio(o) (cost $124,521,238)	124,521,238	124,521,238
Total Short-Term Investments (cost $188,776,024)		188,776,024
Total Investments in Securities 104.50% (cost $3,476,945,075)		3,490,670,861
Less Unfunded Loan Commitments (0.01%) (cost $375,448)		(376,858)
Net Investments in Securities 104.49% (cost $3,476,569,627)		3,490,294,003
Other Assets and Liabilities – Net(p) (4.48)%		(149,818,172)
Net Assets 100.00%		$3,340,475,831

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $2,564,978,041, which represents 76.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security has been deemed worthless.
(g)	Securities purchased on a when-issued basis.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted.
(j)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(l)	Security partially/fully unfunded.
(m)	Interest rate to be determined.
(n)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at February 28, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Navient Corp.(4)	Bank of America	5.00%	12/20/2030	$1,000,000	$(70,970)	$69,227	$(1,743)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $69,227. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Forward Foreign Currency Exchange Contracts at February 28, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	3/6/2026	527,000	$610,074	$622,794	$12,720
Euro	Buy	Morgan Stanley	3/6/2026	307,000	359,264	362,804	3,540
Euro	Buy	Morgan Stanley	3/6/2026	847,000	990,689	1,000,960	10,271
Euro	Buy	Morgan Stanley	3/6/2026	245,000	284,753	289,534	4,781
Euro	Buy	State Street Bank And Trust	3/6/2026	1,596,000	1,865,942	1,886,107	20,165
Euro	Buy	State Street Bank And Trust	3/6/2026	2,091,000	2,440,858	2,471,084	30,226
Euro	Buy	State Street Bank And Trust	3/6/2026	987,000	1,155,722	1,166,408	10,686
South African rand	Buy	State Street Bank And Trust	4/21/2026	30,732,000	1,876,474	1,923,259	46,785
British pound	Sell	State Street Bank And Trust	4/24/2026	45,253,000	61,813,788	60,995,081	818,707
British pound	Sell	State Street Bank And Trust	4/24/2026	1,704,000	2,310,136	2,296,767	13,369
Euro	Sell	Morgan Stanley	3/6/2026	68,000	80,375	80,360	15
Euro	Sell	Morgan Stanley	3/6/2026	3,297,000	3,921,199	3,896,301	24,898
Euro	Sell	Morgan Stanley	3/6/2026	1,181,000	1,414,168	1,395,672	18,496
Euro	Sell	Morgan Stanley	3/6/2026	2,276,000	2,725,403	2,689,712	35,691
Euro	Sell	State Street Bank And Trust	3/6/2026	903,000	1,079,248	1,067,140	12,108
Euro	Sell	State Street Bank And Trust	3/6/2026	1,920,000	2,278,905	2,269,001	9,904
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,072,362

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND February 28, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank And Trust	3/6/2026	1,704,000	$2,309,821	$2,296,395	$(13,426)
Euro	Buy	Barclays Bank PLC	3/6/2026	968,000	1,144,598	1,143,955	(643)
Euro	Buy	Morgan Stanley	3/6/2026	1,898,000	2,273,409	2,243,002	(30,407)
Euro	Buy	Morgan Stanley	3/6/2026	1,351,000	1,617,758	1,596,573	(21,185)
Euro	Buy	Morgan Stanley	3/6/2026	3,097,000	3,678,098	3,659,946	(18,152)
Euro	Sell	Bank Of America	3/6/2026	457,000	532,108	540,070	(7,962)
Euro	Sell	Citibank	3/6/2026	294,000	346,269	347,441	(1,172)
Euro	Sell	Citibank	3/6/2026	1,183,000	1,396,087	1,398,036	(1,949)
Euro	Sell	Citibank	3/6/2026	695,000	817,091	821,331	(4,240)
Euro	Sell	Morgan Stanley	3/6/2026	1,196,000	1,386,102	1,413,399	(27,297)
Euro	Sell	Morgan Stanley	3/6/2026	6,407,000	7,440,596	7,571,610	(131,014)
Euro	Sell	Morgan Stanley	3/6/2026	1,738,000	2,018,554	2,053,919	(35,365)
Euro	Sell	Morgan Stanley	3/6/2026	2,621,000	3,049,894	3,097,423	(47,529)
Euro	Sell	Morgan Stanley	3/6/2026	1,344,000	1,571,711	1,588,301	(16,590)
Euro	Sell	Morgan Stanley	3/6/2026	456,000	533,793	538,888	(5,095)
Euro	Sell	Morgan Stanley	3/6/2026	1,114,000	1,311,451	1,316,493	(5,042)
Euro	Sell	Morgan Stanley	3/6/2026	5,347,000	6,287,664	6,318,932	(31,268)
Euro	Sell	Morgan Stanley	3/6/2026	918,000	1,082,980	1,084,866	(1,886)
Euro	Sell	Morgan Stanley	3/6/2026	2,022,000	2,388,914	2,389,542	(628)
Euro	Sell	State Street Bank And Trust	3/6/2026	39,116,000	45,337,400	46,226,175	(888,775)
Euro	Sell	State Street Bank And Trust	3/6/2026	1,794,000	2,106,672	2,120,098	(13,426)
Euro	Sell	State Street Bank And Trust	3/6/2026	644,000	757,764	761,061	(3,297)
South African rand	Sell	State Street Bank And Trust	3/27/2026	29,237,000	1,730,078	1,832,940	(102,862)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,409,210)

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	3,220	Long	$672,862,055	$673,860,470	$998,415
U.S. 5-Year Treasury Note	June 2026	435	Long	47,651,798	47,911,172	259,374
U.S. Ultra Treasury Bond	June 2026	27	Long	3,279,601	3,283,031	3,430
Total Unrealized Appreciation on Futures Contracts						$1,261,219

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	372	Short	$(43,013,210)	$(43,425,187)	$(411,977)

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Electric: Utilities	$–	$–	$2,321,983	$2,321,983
Specialty Retail	–	380,464	0	380,464
Tobacco	2,980,902	–	–	2,980,902
Transportation Infrastructure	–	–	604,095	604,095
Remaining Industries	–	9,028,228	–	9,028,228
Convertible Bonds	–	63,424,259	–	63,424,259
Corporate Bonds
Entertainment	–	106,086,612	5,136,623	111,223,235
Food	–	34,243,580	0	34,243,580
Retail	–	153,780,205	0	153,780,205
Savings & Loans	–	–	0	0
Remaining Industries	–	2,742,943,805	–	2,742,943,805
Floating Rate Loans
Health Care Products	–	–	3,260,070	3,260,070
Personal & Household Products	–	–	0	0
Remaining Industries	–	162,769,678	–	162,769,678
Less Unfunded Loan Commitments	–	(376,858)	–	(376,858)
Non-Agency Commercial
Mortgage-Backed Securities	–	10,020,104	–	10,020,104
Preferred Stocks	–	–	4,845,665	4,845,665
Warrants	–	68,564	–	68,564
Short-Term Investments
Repurchase Agreements	–	50,378,483	–	50,378,483
Time Deposits	–	13,876,303	–	13,876,303
Money Market Funds	124,521,238	–	–	124,521,238
Total	$127,502,140	$3,346,623,427	$16,168,436	$3,490,294,003
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(1,743)	–	(1,743)
Forward Foreign Currency Exchange Contracts
Assets	–	1,072,362	–	1,072,362
Liabilities	–	(1,409,210)	–	(1,409,210)
Futures Contracts
Assets	1,261,219	–	–	1,261,219
Liabilities	(411,977)	–	–	(411,977)
Total	$849,242	$(338,591)	$–	$510,651

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.17%

ASSET-BACKED SECURITIES 10.22%

Automobiles 1.11%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,692,389
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	15,075,000	15,235,816
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	3,590,000	3,904,864
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,481,161
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	4,025,000	4,151,680
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.858% (30 day USD SOFR Average + 2.20%)	#	10/15/2029	6,725,000	6,780,520
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	778,124	779,034
Red Oak Funding Master Trust Series 2025-1A Class A†	5.662% (30 day USD SOFR Average + 2.00%)	#	12/20/2030	17,795,000	17,884,623
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,750,000	3,041,465
Total					71,951,552

Credit Card 0.63%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,086,340
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,571,250	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	11,290,000	11,324,017
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	8,025,000	8,081,433
Total					41,063,040

Other 8.48%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	4.871% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	15,780,000	15,801,051
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	12,850,000	12,886,030

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	$9,250,000	$9,298,187
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	9,700,000	9,749,290
AMMC CLO 25 Ltd. Series 2022-25A Class BR2†	5.372% (3 mo. USD Term SOFR + 1.70%)	#	10/15/2038	8,700,000	8,729,945
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	4.968% (3 mo. USD Term SOFR + 1.30%)	#	1/20/2037	12,000,000	12,010,080
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	7/24/2034	5,500,000	5,503,652
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	4.978% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038	4,500,000	4,510,872
Birch Grove CLO 6 Ltd. Series 2023-6A Class A2R†	5.318% (3 mo. USD Term SOFR + 1.65%)	#	7/20/2038	7,500,000	7,513,245
Birch Grove CLO Ltd. Series 19A Class A2RR†	5.468% (3 mo. USD Term SOFR + 1.80%)	#	7/17/2037	10,000,000	10,025,630
Brant Point CLO Ltd. Series 2023-1A Class A2R†	5.368% (3 mo. USD Term SOFR + 1.70%)	#	7/26/2038	11,400,000	11,466,508
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	6,525,000	6,651,152
Canyon CLO Ltd. Series 2020-1A Class BR2†	5.322% (3 mo. USD Term SOFR + 1.65%)	#	7/15/2034	5,000,000	5,003,795
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.118% (3 mo. USD Term SOFR + 1.45%)	#	1/20/2032	6,200,000	6,205,803
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.518% (3 mo. USD Term SOFR + 1.85%)	#	4/25/2034	12,500,000	12,511,950
CBAMR Ltd. Series 2021-14A Class BR†	5.318% (3 mo. USD Term SOFR + 1.65%)	#	10/20/2038	5,500,000	5,523,964
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	14,265,000	14,367,799
Clover CLO LLC Series 2018-1A Class A2RR†	5.398% (3 mo. USD Term SOFR + 1.73%)	#	4/20/2037	9,330,000	9,337,772
CQS U.S. CLO Ltd. Series 2021-1A Class BR†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2035	7,125,000	7,129,638

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
CTM CLO Ltd. Series 2025-1A Class A2†	5.422% (3 mo. USD Term SOFR + 1.75%)	#	7/15/2038	$4,000,000	$4,006,496
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	6,775,000	6,824,883
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	2,856,500	2,959,992
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	4,718,175	4,769,459
Dryden 119 CLO Ltd. Series 2024-119A Class A2†	5.372% (3 mo. USD Term SOFR + 1.70%)	#	4/15/2036	8,310,000	8,319,565
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	14,225,000	14,648,239
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A3†	5.02%		6/25/2060	7,500,000	7,689,927
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.468% (3 mo. USD Term SOFR + 1.80%)	#	4/17/2034	12,700,000	12,709,220
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	5.829% (3 mo. USD Term SOFR + 2.16%)	#	10/20/2031	8,170,000	8,184,935
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	5,898,900	5,899,801
HPS Loan Management Ltd. Series 2021-16A Class BR†	5.321% (3 mo. USD Term SOFR + 1.65%)	#	1/23/2035	23,850,000	23,890,521
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.796% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	17,050,000	17,059,855
KKR CLO 15 Ltd. Series 15 Class BR2†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	9,620,000	9,627,388
KKR CLO 51 Ltd. Series 2024-51A Class B†	5.518% (3 mo. USD Term SOFR + 1.85%)	#	10/20/2037	5,700,000	5,729,492
KKR CLO 54 Ltd. Series 2024-54A Class A†	4.992% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	4,000,000	4,001,236
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	5.37% (3 mo. USD Term SOFR + 1.70%)	#	7/27/2034	8,310,000	8,320,404
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	5.618% (3 mo. USD Term SOFR + 1.95%)	#	4/25/2037	2,400,000	2,406,053

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	5.421% (3 mo. USD Term SOFR + 1.75%)	#	7/16/2038	$11,800,000	$11,861,572
Oaktree CLO Ltd. Series 2023-2A Class BR†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	7/20/2038	12,600,000	12,679,859
OCP CLO Ltd. Series 2024-31A Class B1†	5.668% (3 mo. USD Term SOFR + 2.00%)	#	4/20/2037	14,400,000	14,433,019
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	7,596,498	7,763,115
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	5,985,930
Pikes Peak CLO 9 Series 2021-9A Class BR†	5.37% (3 mo. USD Term SOFR + 1.70%)	#	10/27/2038	10,650,000	10,702,579
Post CLO Ltd. Series 2021-1A Class BR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	20,000,000	20,019,720
RAD CLO 27 Ltd. Series 2024-27A Class A1†	4.992% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	8,950,000	8,982,274
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	5.668% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	6,070,000	6,086,626
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	5,000,000	5,202,790
Rowe CLO Ltd. Series 2026-1A Class A2†(b)	–	#	4/20/2039	5,000,000	5,000,000
Rowe CLO Ltd. Series 2026-1A Class C†(b)	–	#	4/20/2039	5,000,000	5,000,000
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	10,000,000	10,011,840
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	10,775,993	10,781,445
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	756,885	778,231
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,875,314	1,925,863
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	2,229,361	2,282,562
Signal Peak CLO 5 Ltd. Series 2018-5A Class A2R†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	4/25/2037	24,000,000	24,042,936
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,495,215	1,565,800
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	11,809,002	12,040,938

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	$3,210,438	$3,249,889
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.318% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	11,050,000	11,060,022
Wellfleet CLO Ltd. Series 2021-2A Class BR†	5.422% (3 mo. USD Term SOFR + 1.75%)	#	7/15/2034	4,500,000	4,509,932
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	4.942% (3 mo. USD Term SOFR + 1.27%)	#	10/15/2035	10,500,000	10,514,501
Wind River CLO Ltd. Series 2021-4A Class AR†	4.90% (3 mo. USD Term SOFR + 1.23%)	#	1/20/2035	21,450,000	21,486,486
Total					549,241,758
Total Asset-Backed Securities (cost $658,090,558)					662,256,350

CONVERTIBLE BONDS 0.18%

Equity Real Estate 0.18%
Redfin Corp. (cost $11,541,118)	0.50%		4/1/2027	12,174,000	11,687,040

CORPORATE BONDS 69.57%

Aerospace/Defense 1.65%
Boeing Co.	5.805%		5/1/2050	10,000,000	10,046,832
Boeing Co.	6.858%		5/1/2054	16,000,000	18,361,449
Boeing Co.	8.625%		11/15/2031	13,170,000	15,765,374
Bombardier, Inc. (Canada)†(c)	6.75%		6/15/2033	9,000,000	9,494,937
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	9,000,000	9,586,467
Czechoslovak Group AS (Czech Republic)†(c)	6.50%		1/10/2031	25,000,000	26,185,872
Hexcel Corp.	5.875%		2/26/2035	9,591,000	10,231,017
TransDigm, Inc.†	6.125%		7/31/2034	7,143,000	7,264,330
Total					106,936,278

Agriculture 1.75%
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	47,237,264
Imperial Brands Finance PLC (United Kingdom)†(c)	5.625%		7/1/2035	15,000,000	15,543,950
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034	29,203,000	30,918,079
JT International Financial Services BV (Netherlands)†(c)	6.875%		10/24/2032	17,050,000	19,348,325
Total					113,047,618

Airlines 0.29%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%		10/20/2031	18,414,000	18,782,925

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Auto Manufacturers 1.25%
Ford Motor Credit Co. LLC	2.90%		2/10/2029		$13,202,000	$12,570,758
Ford Motor Credit Co. LLC	5.303%		9/6/2029		3,426,000	3,479,154
Ford Motor Credit Co. LLC	6.054%		11/5/2031		6,418,000	6,681,645
Ford Motor Credit Co. LLC	7.35%		11/4/2027		17,000,000	17,742,299
General Motors Financial Co., Inc.	4.90%		10/6/2029		20,000,000	20,455,604
General Motors Financial Co., Inc.	5.75%		2/8/2031		7,000,000	7,395,973
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026		10,000,000	9,841,025
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026		2,499,000	2,495,780
Total						80,662,238

Banks 11.05%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		8,600,000	7,894,490
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,276,000	5,624,882
Banco de Credito del Peru SA (Peru)†(c)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037		12,000,000	12,103,800
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032		16,101,000	14,911,781
Bank of Nova Scotia (Canada)(c)	8.00% (5 yr. CMT + 4.02%)	#	1/27/2084		10,000,000	10,705,780
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	10,078,803
Barclays PLC (United Kingdom)(c)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%)	#	–	(d)	10,000,000	11,343,580
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		7,750,000	8,087,624
Citigroup, Inc.	2.561% (SOFR + 1.17%)	#	5/1/2032		18,755,000	17,173,853
Citigroup, Inc.	5.174% (SOFR + 1.49%)	#	9/11/2036		7,784,000	7,922,844
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		10,673,000	11,108,457
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,454,000	14,366,790
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%)	#	–	(d)	9,103,000	9,416,381
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032		8,267,000	8,711,531
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		22,278,000	24,666,775

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035		$10,200,000	$10,247,084
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		30,000,000	30,564,390
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		18,105,000	16,335,175
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035		25,000,000	25,267,941
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%)	#	1/21/2037		30,364,000	30,589,366
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%)	#	11/18/2039		1,909,000	2,005,476
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		24,031,000	23,235,527
Intesa Sanpaolo SpA (Italy)†(c)	7.80%		11/28/2053		6,000,000	7,469,987
Intesa Sanpaolo SpA (Italy)†(c)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	8,371,660
JPMorgan Chase & Co.	4.898% (SOFR + 1.07%)	#	1/22/2037		25,000,000	25,159,552
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037		15,805,000	15,972,154
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036		6,850,000	7,126,575
Keybank National Association	5.00%		1/26/2033		7,000,000	7,084,875
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%)	#	–	(d)	7,306,000	7,289,891
KeyCorp	6.401% (SOFR + 2.42%)	#	3/6/2035		8,042,000	8,773,193
M&T Bank Corp.(e)	6.082% (SOFR + 2.26%)	#	3/13/2032		9,788,000	10,474,990
Morgan Stanley	4.892% (SOFR + 1.31%)	#	10/22/2036		6,776,000	6,743,788
Morgan Stanley	5.073% (SOFR + 1.18%)	#	1/30/2037		34,919,000	35,230,270
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037		5,000,000	5,123,729
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		15,492,000	16,046,602
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034		9,940,000	10,384,773
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		12,996,000	14,307,065

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.373% (SOFR + 1.42%)	#	7/21/2036		$8,613,000	$8,933,067
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		6,740,000	7,023,290
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		10,000,000	11,388,889
Santander U.K. Group Holdings PLC (United Kingdom)(c)	5.136% (SOFR + 1.58%)	#	9/22/2036		5,000,000	5,012,147
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%)	#	5/6/2031		11,868,000	11,804,732
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%)	#	2/27/2032		10,500,000	10,537,746
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%)	#	7/31/2084		13,554,000	14,180,425
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		11,165,000	11,332,879
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035		23,841,000	25,317,218
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,968,468
UBS Group AG (Switzerland)†(c)	5.58% (SOFR + 1.76%)	#	5/9/2036		14,443,000	15,040,477
UBS Group AG (Switzerland)†(c)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(d)	7,500,000	8,043,381
UniCredit SpA (Italy)†(c)	5.459% (5 yr. CMT + 4.75%)	#	6/30/2035		2,075,000	2,134,455
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		2,321,000	2,490,892
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,478,000	14,538,752
Wells Fargo & Co.	5.211% (SOFR + 1.38%)	#	12/3/2035		30,000,000	30,814,924
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		10,000,000	11,107,351
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		21,500,000	21,282,420
Total						715,872,947

Beverages 0.38%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		15,104,000	15,392,510
Bacardi-Martini BV (Netherlands)†(c)	6.00%		2/1/2035		8,743,000	9,160,860
Total						24,553,370

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 1.06%
Baxalta, Inc.	5.25%	6/23/2045	$8,679,000	$8,466,095
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%	10/9/2029	16,000,000	16,208,266
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	17,385,000	10,816,303
Royalty Pharma PLC	3.35%	9/2/2051	26,400,000	17,881,428
Royalty Pharma PLC	5.20%	9/25/2035	15,000,000	15,249,319
Total				68,621,411

Chemicals 0.57%
Celanese U.S. Holdings LLC	6.85%	11/15/2028	11,000,000	11,585,167
OCP SA (Malaysia)†(c)	7.50%	5/2/2054	15,000,000	16,892,242
Rain Carbon, Inc.†(e)	12.25%	9/1/2029	8,000,000	8,529,088
Total				37,006,497

Coal 0.16%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	10,000,000	10,565,310

Commercial Services 0.98%
Global Payments, Inc.	5.20%	11/15/2032	12,172,000	12,248,555
Global Payments, Inc.	5.55%	11/15/2035	2,446,000	2,434,280
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	9,063,000	9,425,433
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	6.75%	8/15/2032	8,000,000	7,837,019
Sotheby’s†	7.375%	10/15/2027	18,000,000	17,901,558
UL Solutions, Inc.	6.50%	10/20/2028	13,000,000	13,776,666
Total				63,623,511

Computers 0.31%
Apple, Inc.	2.80%	2/8/2061	20,000,000	11,915,900
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	8,756,000	8,323,484
Total				20,239,384

Diversified Financial Services 5.60%
Aircastle Ltd.†	2.85%	1/26/2028	11,469,000	11,207,657
Aircastle Ltd.†	6.50%	7/18/2028	21,115,000	22,209,521
Aircastle Ltd./Aircastle Ireland DAC†	5.75%	10/1/2031	10,000,000	10,542,852
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	11,424,000	11,449,459
Atlas Warehouse Lending Co. LP†	5.25%	1/15/2033	3,845,000	3,823,837
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	14,437,000	15,134,615
Aviation Capital Group LLC†	4.875%	1/28/2033	5,333,000	5,316,356
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%	11/12/2030	20,000,000	19,946,616

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.85%		4/1/2033	$6,737,000	$6,679,667
Azorra Finance Ltd. (Cayman Islands)†(c)	7.75%		4/15/2030	6,000,000	6,306,395
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	37,691,000	39,899,716
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	12,315,000	12,871,700
GGAM Finance Ltd. (Ireland)†(c)	8.00%		2/15/2027	4,683,000	4,739,196
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028	8,000,000	8,416,816
ILFC E-Capital Trust I†	6.35%	#(f)	12/21/2065	28,163,000	24,479,204
ILFC E-Capital Trust II†	6.60%	#(f)	12/21/2065	4,500,000	3,979,204
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	24,000,000	24,984,271
Jefferson Capital Holdings LLC†	9.50%		2/15/2029	10,000,000	10,564,490
LPL Holdings, Inc.†	4.375%		5/15/2031	20,862,000	20,423,289
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	4,438,000	4,537,211
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	9,087,000	9,810,242
Midcap Financial Issuer Trust†	5.625%		1/15/2030	8,373,000	8,141,813
Muthoot Finance Ltd. (India)(c)	6.375%		4/23/2029	6,000,000	6,102,579
Navient Corp.	11.50%		3/15/2031	9,500,000	10,074,205
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,111,819
Nuveen LLC†	5.85%		4/15/2034	7,712,000	8,202,780
Osaic Holdings, Inc.†	8.00%		8/1/2033	6,001,000	5,984,679
Rocket Cos., Inc.†	6.125%		8/1/2030	10,000,000	10,265,190
Rocket Cos., Inc.†	7.125%		2/1/2032	19,000,000	19,881,106
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	9,551,000	9,632,319
Total					362,718,804

Electric 8.26%
AEP Texas, Inc.	5.85%		10/15/2055	15,000,000	15,004,458
American Electric Power Co., Inc.	5.80% (5 yr. CMT + 2.13%)	#	3/15/2056	13,521,000	13,589,660
American Electric Power Co., Inc.	6.05% (5 yr. CMT + 1.94%)	#	3/15/2056	4,599,000	4,617,005
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	7,120,192
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	24,000,000	25,351,464
Comision Federal de Electricidad (Mexico)(c)	5.70%		1/24/2030	6,800,000	6,968,300
Comision Federal de Electricidad (Mexico)†(c)	6.045%		1/28/2034	6,228,000	6,305,850
Comision Federal de Electricidad (Mexico)(c)	6.045%		1/28/2034	1,385,000	1,402,313
Comision Federal de Electricidad (Mexico)(c)	6.45%		1/24/2035	10,161,000	10,534,844
Constellation Energy Generation LLC	6.25%		10/1/2039	15,209,000	16,734,287
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	9,074,732

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	$4,145,000	$4,343,338
DTE Electric Co.	4.85%		3/1/2036	15,000,000	15,107,214
Duke Energy Corp.	3.30%		6/15/2041	10,000,000	7,820,508
Duke Energy Progress LLC	4.10%		3/15/2043	10,000,000	8,649,740
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	13,247,650
Electricite de France SA (France)(c)	4.50%		12/4/2069	38,200,000	28,265,293
Electricite de France SA (France)(c)	4.50%		12/4/2069	5,600,000	4,143,603
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%)	#	6/15/2076	19,420,000	19,598,217
Entergy Arkansas LLC	4.95%		1/15/2036	9,959,000	10,056,477
Entergy Louisiana LLC	4.90%		4/15/2036	3,243,000	3,248,332
Entergy Louisiana LLC	5.80%		3/15/2055	6,483,000	6,597,599
Entergy Mississippi LLC	5.80%		4/15/2055	11,809,000	11,981,763
Evergy Kansas Central, Inc.	5.25%		3/15/2035	11,715,000	12,064,154
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	11,067,654
Indiana Michigan Power Co.	5.60%		3/15/2056	2,900,000	2,892,531
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,630,856
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	12,166,427
Kentucky Utilities Co.	5.85%		8/15/2055	8,495,000	8,744,456
Liberty Utilities Co.†	5.869%		1/31/2034	14,328,000	15,086,730
Monongahela Power Co.†	5.85%		2/15/2034	3,742,000	4,030,872
NRG Energy, Inc.†	5.407%		10/15/2035	6,410,000	6,482,048
Oglethorpe Power Corp.	5.90%		2/1/2055	15,659,000	15,797,019
Oglethorpe Power Corp.	6.20%		12/1/2053	10,569,000	11,189,275
Pacific Gas & Electric Co.	5.20%		5/1/2036	25,000,000	25,092,559
Pacific Gas & Electric Co.	5.80%		5/15/2034	9,670,000	10,205,897
Pacific Gas & Electric Co.	6.15%		1/15/2033	6,680,000	7,180,101
Pacific Gas & Electric Co.	6.70%		4/1/2053	6,000,000	6,487,107
Palomino Funding Trust I†	7.233%		5/17/2028	9,071,000	9,591,577
PG&E Corp.	5.25%		7/1/2030	24,000,000	24,033,912
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056	6,000,000	5,991,727
PSEG Power LLC†	5.75%		5/15/2035	19,513,000	20,449,716
Puget Energy, Inc.(e)	4.10%		6/15/2030	11,091,000	10,952,573
Puget Energy, Inc.	5.725%		3/15/2035	12,000,000	12,422,796
System Energy Resources, Inc.	5.30%		12/15/2034	14,000,000	14,299,955
Virginia Electric & Power Co.(b)	4.95%		3/15/2036	12,751,000	12,735,174
Vistra Operations Co. LLC†	5.70%		12/30/2034	19,000,000	19,702,582
Total					535,060,537

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.40%
Vontier Corp.	2.95%		4/1/2031	$28,000,000	$26,022,221

Entertainment 0.17%
Discovery Global Holdings, Inc.	4.279%		3/15/2032	8,000,000	7,360,000
Discovery Global Holdings, Inc.	5.05%		3/15/2042	5,000,000	3,525,000
Total					10,885,000

Equity Real Estate 0.13%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	8,000,000	8,472,552

Food 0.66%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	5.75%		4/1/2033	16,505,000	17,367,238
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	6.375%		4/15/2066	12,000,000	12,229,320
Pilgrim’s Pride Corp.	3.50%		3/1/2032	7,587,000	7,124,009
Pilgrim’s Pride Corp.	4.25%		4/15/2031	6,306,000	6,184,920
Total					42,905,487

Gas 0.46%
National Fuel Gas Co.	2.95%		3/1/2031	8,831,000	8,209,783
National Fuel Gas Co.	5.95%		3/15/2035	15,579,000	16,604,155
Spire, Inc.(e)	6.45% (5 yr. CMT + 2.33%)	#	6/1/2056	5,000,000	5,109,220
Total					29,923,158

Health Care-Products 1.46%
180 Medical, Inc.†	5.30%		10/8/2035	9,979,000	10,051,797
Baxter International, Inc.	2.539%		2/1/2032	13,056,000	11,426,601
Baxter International, Inc.(e)	5.65%		12/15/2035	45,000,000	45,776,277
GE HealthCare Technologies, Inc.	5.50%		6/15/2035	8,000,000	8,381,540
VSP Optical Group, Inc.†	5.45%		12/1/2035	18,729,000	19,062,899
Total					94,699,114

Health Care-Services 2.90%
Adventist Health System	5.757%		12/1/2034	30,000,000	31,611,513
Centene Corp.	3.00%		10/15/2030	6,696,000	6,035,017
Centene Corp.	3.375%		2/15/2030	25,000,000	23,199,099
Centene Corp.	4.25%		12/15/2027	12,373,000	12,305,499
CommonSpirit Health	4.35%		11/1/2042	10,000,000	8,969,826
CommonSpirit Health	5.318%		12/1/2034	16,284,000	16,825,414
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%		12/1/2031	30,887,000	28,170,254
Humana, Inc.	5.95%		3/15/2034	15,000,000	15,747,651

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	$18,867,000	$19,367,240
Molina Healthcare, Inc.†	4.375%	6/15/2028	12,000,000	11,800,811
Tenet Healthcare Corp.	6.125%	10/1/2028	5,861,000	5,877,956
Universal Health Services, Inc.	2.65%	10/15/2030	8,792,000	8,095,562
Total				188,005,842

Home Builders 0.20%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(c)	6.25%	9/15/2027	8,000,000	8,018,572
LGI Homes, Inc.†	8.75%	12/15/2028	5,000,000	5,219,935
Total				13,238,507

Insurance 3.01%
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	17,381,236
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	27,286,000	27,301,438
Aon Corp.	8.205%	1/1/2027	11,490,000	11,850,410
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	16,133,850
Belrose Funding Trust II†	6.792%	5/15/2055	19,196,000	19,583,474
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	11,587,390
CNO Financial Group, Inc.	6.45%	6/15/2034	13,912,000	14,514,761
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,477,836
GA Global Funding Trust†	5.20%	12/9/2031	11,909,000	12,037,598
MetLife, Inc.†	9.25%	4/8/2068	15,000,000	17,939,880
MetLife, Inc.	10.75%	8/1/2069	11,578,000	15,342,656
MGIC Investment Corp.	5.25%	8/15/2028	13,000,000	12,995,181
Protective Life Corp.	8.45%	10/15/2039	6,001,000	7,564,928
Total				194,710,638

Internet 1.88%
AppLovin Corp.	5.375%	12/1/2031	2,521,000	2,599,077
Beignet Investor LLC†	6.581%	5/30/2049	35,000,000	37,192,878
Meta Platforms, Inc.	5.625%	11/15/2055	12,278,000	12,027,494
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	25,000,000	17,850,481
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	11,000,000	11,593,017
Uber Technologies, Inc.†	4.50%	8/15/2029	29,695,000	29,741,592
Uber Technologies, Inc.	5.35%	9/15/2054	11,137,000	10,626,742
Total				121,631,281

Investment Companies 0.24%
Blackstone Private Credit Fund	5.95%	7/16/2029	10,000,000	10,078,843
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	5,000,000	5,202,760
Total				15,281,603

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.01%
Carnival Corp.†	4.00%	8/1/2028	$8,000,000	$7,949,350
Carnival Corp.†	5.75%	3/15/2030	5,000,000	5,174,690
Carnival Corp.†	6.125%	2/15/2033	20,000,000	20,717,320
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	10,417,000	10,644,852
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	20,000,000	20,722,875
Total				65,209,087

Lodging 0.34%
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,904,838
Studio City Co. Ltd. (Macau)(c)	7.00%	2/15/2027	12,250,000	12,262,794
Total				22,167,632

Machinery: Construction & Mining 0.05%
Vertiv Holdings Co.(b)	4.85%	3/15/2036	2,151,000	2,143,558
Vertiv Holdings Co.(b)	5.80%	3/15/2056	1,290,000	1,293,139
Total				3,436,697

Machinery-Diversified 0.95%
Flowserve Corp.	2.80%	1/15/2032	4,429,000	4,026,526
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	3,725,000	3,380,862
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	14,351,000	15,171,040
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,630,338
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	21,398,882
Total				61,607,648

Media 0.89%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)	6.484%	10/23/2045	10,000,000	9,501,989
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	9,632,000	9,649,261
Discovery Communications LLC	3.95%	3/20/2028	10,671,000	10,613,483
Paramount Global	4.90%	8/15/2044	10,003,000	6,432,314
Paramount Global	6.875%	4/30/2036	23,400,000	21,276,699
Total				57,473,746

Mining 1.57%
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	19,771,000	21,006,131
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	2/15/2034	10,000,000	10,478,260
Freeport-McMoRan, Inc.	5.45%	3/15/2043	17,000,000	16,829,327
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	9,125,477
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	15,000,000	15,664,500
Stillwater Mining Co.	4.00%	11/16/2026	8,000,000	7,984,193

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
WE Soda Investments Holding PLC (United Kingdom)†(c)(e)	9.50%	10/6/2028	$5,000,000	$5,174,380
WE Soda Investments Holding PLC (United Kingdom)(c)	9.50%	10/6/2028	9,000,000	9,313,884
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	5,841,000	6,127,632
Total				101,703,784

Miscellaneous Manufacturing 0.19%
Entegris, Inc.†	4.75%	4/15/2029	12,000,000	12,018,072

Oil & Gas 5.84%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	10,000,000	10,524,620
APA Corp.	6.10%	2/15/2035	12,000,000	12,572,058
BKV Upstream Midstream LLC†	7.50%	10/15/2030	12,000,000	12,230,736
California Resources Corp.†	8.25%	6/15/2029	7,000,000	7,352,933
Caturus Energy LLC†	8.50%	2/15/2030	7,000,000	7,318,969
Chord Energy Corp.†	6.00%	10/1/2030	15,000,000	15,329,555
CITGO Petroleum Corp.†	8.375%	1/15/2029	19,000,000	19,747,821
Continental Resources, Inc.	4.90%	6/1/2044	13,000,000	10,724,226
Continental Resources, Inc.†	5.75%	1/15/2031	16,668,000	17,292,842
Crescent Energy Finance LLC†	7.875%	4/15/2032	11,000,000	11,212,685
Crescent Energy Finance LLC†	9.25%	2/15/2028	5,765,000	5,936,059
DBR Land Holdings LLC†	6.25%	12/1/2030	6,076,000	6,270,401
EQT Corp.	6.375%	4/1/2029	13,610,000	14,066,515
Expand Energy Corp.†	6.75%	4/15/2029	7,636,000	7,658,314
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	20,000,000	20,918,760
Matador Resources Co.†(b)	6.00%	4/15/2034	2,520,000	2,520,110
Matador Resources Co.†	6.50%	4/15/2032	15,000,000	15,326,935
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	8,000,000	7,889,321
Occidental Petroleum Corp.	7.50%	5/1/2031	5,000,000	5,696,375
Occidental Petroleum Corp.	8.875%	7/15/2030	10,090,000	11,730,261
OGX Austria GmbH (Brazil)†(c)(g)	8.50%	6/1/2018	1,800,000	36	(a)
Ovintiv, Inc.	7.375%	11/1/2031	7,360,000	8,324,442
Permian Resources Operating LLC†	6.25%	2/1/2033	10,000,000	10,360,016
Permian Resources Operating LLC†	8.00%	4/15/2027	6,125,000	6,178,024
Petrobras Global Finance BV (Netherlands)(c)	5.125%	9/10/2030	18,401,000	18,341,197
Saturn Oil & Gas, Inc. (Canada)†(c)(e)	9.625%	6/15/2029	10,890,000	11,204,547
Seadrill Finance Ltd.†	8.375%	8/1/2030	8,000,000	8,411,753

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
SM Energy Co.†(e)	7.00%	8/1/2032	$15,000,000	$15,286,260
SM Energy Co.†	8.75%	7/1/2031	8,000,000	8,403,992
Sunoco LP†(b)	5.625%	7/15/2034	9,376,000	9,386,264
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	12,000,000	11,302,212
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	12,000,000	11,879,810
Transocean International Ltd.(e)	7.50%	4/15/2031	3,500,000	3,607,345
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	9,000,000	9,132,939
Viper Energy Partners LLC	5.70%	8/1/2035	15,324,000	15,905,929
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	8,000,000	8,216,104
Total				378,260,366

Oil & Gas Services 0.15%
SESI LLC†	7.875%	9/30/2030	6,500,000	6,640,995
Weatherford International Ltd.†(e)	8.625%	4/30/2030	3,000,000	3,093,048
Total				9,734,043

Pharmaceuticals 1.07%
AbbVie, Inc.(b)	5.65%	3/15/2066	10,000,000	10,076,899
Bayer U.S. Finance LLC†	6.50%	11/21/2033	17,172,000	18,826,883
CVS Health Corp.	5.30%	12/5/2043	12,000,000	11,333,255
CVS Health Corp.	6.20%	9/15/2055	10,000,000	10,258,051
CVS Pass-Through Trust	6.943%	1/10/2030	1,022,010	1,066,173
CVS Pass-Through Trust†	7.507%	1/10/2032	4,447,524	4,762,519
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	12,000,000	12,827,364
Total				69,151,144

Pipelines 4.76%
Boardwalk Pipelines LP	5.375%	2/15/2036	7,400,000	7,530,666
Colonial Enterprises, Inc.†	5.627%	11/15/2035	6,090,000	6,262,553
Columbia Pipelines Holding Co. LLC†	4.999%	11/17/2032	13,924,000	14,208,625
Columbia Pipelines Holding Co. LLC†	5.097%	10/1/2031	7,047,000	7,252,304
Columbia Pipelines Operating Co. LLC†	5.439%	2/15/2035	5,000,000	5,210,039
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	2,171,000	2,183,017
DT Midstream, Inc.†	4.30%	4/15/2032	12,500,000	12,244,426
DT Midstream, Inc.†	4.375%	6/15/2031	25,432,000	25,079,743
DT Midstream, Inc.†	5.80%	12/15/2034	10,000,000	10,547,232
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	13,000,000	12,851,105
Eastern Energy Gas Holdings LLC	5.80%	1/15/2035	10,000,000	10,741,250
Eastern Gas Transmission & Storage, Inc.	4.60%	12/15/2044	5,564,000	4,889,913

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines (continued)
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		$22,191,000	$25,621,152
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%)	#	–	(d)	21,000,000	21,107,630
Energy Transfer LP(e)	6.943% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066		7,049,000	7,058,728
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		15,147,000	15,982,791
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		20,000,000	20,842,317
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,458,139
NGPL PipeCo LLC†	7.768%		12/15/2037		8,400,000	10,061,271
Plains All American Pipeline LP	8.024% (3 mo. USD Term SOFR + 4.37%)	#	–	(d)	23,883,000	23,880,332
Southern Natural Gas Co. LLC†	5.45%		8/1/2035		10,000,000	10,389,339
Transcanada Trust (Canada)(c)	5.60% (5 yr. CMT + 3.99%)	#	3/7/2082		8,443,000	8,485,603
Transcanada Trust (Canada)(c)	5.875% (3 mo. USD LIBOR + 4.64%)	#	8/15/2076		10,000,000	10,029,360
Transcontinental Gas Pipe Line Co. LLC†	5.10%		3/15/2036		15,000,000	15,299,359
Total						308,216,894

REITS 2.05%
Brandywine Operating Partnership LP	6.125%		1/15/2031		6,000,000	5,697,171
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040		24,791,725	24,709,912
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,297,898
Host Hotels & Resorts LP	5.70%		6/15/2032		8,327,000	8,776,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		6,000,000	5,945,441
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		25,945,000	27,377,605
Phillips Edison Grocery Center Operating Partnership I LP	4.75%		3/15/2033		2,995,000	3,001,272
Piedmont Operating Partnership LP	5.625%		1/15/2033		4,355,000	4,378,467
RHP Hotel Properties LP/RHP Finance Corp.†(b)	5.75%		3/15/2034		1,889,000	1,904,284
VICI Properties LP	5.125%		5/15/2032		15,000,000	15,220,678
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029		12,155,000	12,147,192
Vornado Realty LP	5.75%		2/1/2033		14,153,000	14,365,273
Total						132,821,393

Retail 0.12%
Brinker International, Inc.†	8.25%		7/15/2030		7,500,000	7,929,685

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors 1.07%
Foundry JV Holdco LLC†	5.50%	1/25/2031	$8,999,000	$9,396,650
Foundry JV Holdco LLC†	5.90%	1/25/2033	13,301,000	14,105,300
Foundry JV Holdco LLC†	6.10%	1/25/2036	28,000,000	29,926,540
NVIDIA Corp.	3.50%	4/1/2040	18,000,000	15,528,800
Total				68,957,290

Software 2.08%
Fiserv, Inc.	5.15%	8/12/2034	5,136,000	5,123,044
Fiserv, Inc.	5.45%	3/15/2034	4,494,000	4,583,822
Oracle Corp.	3.65%	3/25/2041	10,000,000	7,433,837
Oracle Corp.	3.85%	7/15/2036	19,393,000	16,546,633
Oracle Corp.	4.70%	9/27/2034	20,000,000	18,805,694
Oracle Corp.	4.90%	2/6/2033	7,737,000	7,567,268
Oracle Corp.	5.375%	7/15/2040	15,535,000	14,224,112
Oracle Corp.	5.875%	9/26/2045	20,000,000	18,132,065
Oracle Corp.	6.125%	7/8/2039	14,843,000	14,747,583
Oracle Corp.	6.55%	2/4/2046	12,381,000	12,071,274
ROBLOX Corp.†	3.875%	5/1/2030	10,493,000	10,026,289
X.AI LLC/X.AI Co. Issuer Corp.†	12.50%	6/30/2030	5,000,000	5,700,810
Total				134,962,431

Telecommunications 1.24%
AT&T, Inc.	3.50%	9/15/2053	25,095,000	17,136,070
Flash Compute LLC†	7.25%	12/31/2030	8,000,000	8,198,951
Frontier Communications Holdings LLC†	8.625%	3/15/2031	19,000,000	19,860,681
Frontier Communications Holdings LLC†	8.75%	5/15/2030	6,000,000	6,190,596
Frontier North, Inc.	6.73%	2/15/2028	12,078,000	12,517,337
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,321,415
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	8,000,000	8,041,478
Total				80,266,528

Toys/Games/Hobbies 0.39%
Mattel, Inc.†	3.75%	4/1/2029	5,000,000	4,903,896
Mattel, Inc.	5.00%	11/17/2030	20,000,000	20,312,892
Total				25,216,788

Transportation 0.46%
GXO Logistics, Inc.	6.50%	5/6/2034	13,822,000	15,051,227
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%	3/22/2028	15,000,000	14,931,060
Total				29,982,287

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.08%
FTAI Aviation Investors LLC†	7.00%		5/1/2031	$5,000,000	$5,253,975

Water 0.44%
Aegea Finance SARL (Luxembourg)(c)	9.00%		1/20/2031	11,000,000	11,234,091
Nova Securitisation SARL (Luxembourg)†(c)(e)	5.75%		2/3/2031	17,384,000	17,189,962
Total					28,424,053
Total Corporate Bonds (cost $4,423,461,670)					4,506,259,776

FLOATING RATE LOANS(h) 11.18%

Advertising 0.22%
Clear Channel Outdoor Holdings, Inc. 2024 Term Loan	–	(i)	8/23/2028	14,131,666	14,211,156

Aerospace & Defense 0.21%
TransDigm, Inc. 2025 Term Loan M	6.173% (1 mo. USD Term SOFR + 2.50%)		8/19/2032	13,854,277	13,865,846
Aerospace/Defense 0.15%
TransDigm, Inc. 2024 Term Loan L	–	(i)	1/19/2032	10,000,000	10,005,450

Beverages 0.21%
Pegasus BidCo BV 2025 USD Repriced Term Loan B (Netherlands)(c)	–	(i)	7/12/2029	13,572,000	13,591,747

Biotechnology 0.14%
Genmab AS Term Loan B (Denmark)(c)	6.705% (3 mo. USD Term SOFR + 3.00%)		12/13/2032	9,000,000	9,047,790
Chemicals 0.12%
Solstice Advanced Materials, Inc. Term Loan B	5.417% (3 mo. USD Term SOFR + 1.75%)		10/29/2032	8,001,000	8,038,525

Commercial Services 0.23%
Garda World Security Corp. 2026 Term Loan B (Canada)(c)	6.421% (3 mo. USD Term SOFR + 2.75%)		2/1/2029	15,103,448	15,098,766

Computers 0.18%
X Corp. Term Loan	10.448% (3 mo. USD Term SOFR + 6.50%)		10/26/2029	11,907,328	11,953,230

Distribution/Wholesale 0.23%
Resideo Funding, Inc. 2025 Incremental Term Loan	5.723% (3 mo. USD Term SOFR + 2.00%)		8/13/2032	14,962,500	14,934,520

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 2.02%
Atlas Warehouse Lending Co. LP Term Loan	5.167% (1 mo. USD Term SOFR + 1.50%)	4/10/2026	$23,000,000	$23,115,000	(j)
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	28,831,770	28,979,100
Citadel Securities LP 2024 First Lien Term Loan	5.672% (3 mo. USD Term SOFR + 2.00%)	10/31/2031	10,220,522	10,207,746
Corpay Technologies Operating Co. LLC 2025 Term Loan B	5.423% (1 mo. USD Term SOFR + 1.75%)	11/5/2032	16,667,000	16,646,250
Hudson River Trading LLC 2026 Repriced Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	19,857,773	19,679,848
Jane Street Group LLC 2024 Term Loan B1	5.673% (3 mo. USD Term SOFR + 2.00%)	12/15/2031	25,944,882	25,198,966
Osaic Holdings, Inc. 2026 Term Loan B	6.146% (3 mo. USD Term SOFR + 2.50%)	7/30/2032	4,091,000	3,970,827
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(c)	5.422% (3 mo. USD Term SOFR + 1.75%)	11/5/2028	2,695,700	2,709,178
Total				130,506,915

Electric 1.25%
NRG Energy, Inc. 2024 Term Loan	5.423% - 5.52% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	60,286,089	60,505,530
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.423% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	20,697,209	20,770,581
Total				81,276,111

Entertainment 1.08%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.422% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	45,871,942	45,260,240
Live Nation Entertainment, Inc. 2025 Term Loan B	5.677% (1 mo. USD Term SOFR + 2.00%)	10/21/2032	15,000,000	15,018,750
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.673% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	9,974,198	9,949,262
Total				70,228,252

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.06%
Medline Borrower LP 2025 Term Loan B	5.423% (1 mo. USD Term SOFR + 1.75%)		10/23/2028	$2,282,694	$2,288,526
Solventum Corp. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	1,795,918	1,800,408
Total					4,088,934

Home Furnishings 0.30%
Somnigroup International, Inc. Term Loan B	5.91% (1 mo. USD Term SOFR + 2.25%)		10/24/2031	19,293,437	19,414,022

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.173% (1 mo. USD Term SOFR + 5.50%)		5/30/2029	12,941,614	13,018,487

Machinery: Construction & Mining 0.22%
Vertiv Group Corp. 2025 Term Loan	5.421% (1 mo. USD Term SOFR + 1.75%)		8/12/2032	13,930,000	13,953,193

Machinery: Diversified 0.23%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(c)	–	(i)	4/30/2030	14,546,000	14,564,183

Media 1.20%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	21,428,388	21,427,209
Charter Communications Operating LLC 2024 Term Loan B5	5.911% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	50,571,071	50,599,643
DirecTV Financing LLC Term Loan	8.929% (3 mo. USD Term SOFR + 5.00%)		8/2/2027	5,454,146	5,469,064
Total					77,495,916

Oil & Gas 0.16%
Hilcorp Energy I LP Term Loan B	5.417% (1 mo. USD Term SOFR + 1.75%)		2/11/2030	10,367,278	10,380,237

Pharmaceuticals 0.66%
Elanco Animal Health, Inc. 2025 Term Loan B	5.421% (1 mo. USD Term SOFR + 1.75%)		10/31/2032	18,000,000	18,031,860
Organon & Co. 2024 USD Term Loan	5.923% (1 mo. USD Term SOFR + 2.25%)		5/19/2031	25,655,437	24,869,868
Total					42,901,728

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines 0.73%
Buckeye Partners LP 2025 Term Loan B7	5.423% (1 mo. USD Term SOFR + 1.75%)		11/22/2032	$14,937,236	$14,999,450
Colossus Acquireco LLC Term Loan B	5.41% (3 mo. USD Term SOFR + 1.75%)		7/30/2032	24,937,500	24,901,964
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.898% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	710,267	711,154
Venture Global Plaquemines LNG LLC Base Term Loan	5.898% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	6,377,016	6,373,030
Total					46,985,598

Real Estate Investment Trusts 0.35%
Iron Mountain, Inc. 2023 Term Loan B	5.673% (1 mo. USD Term SOFR + 2.00%)		1/31/2031	12,450,482	12,400,680
Starwood Property Trust, Inc. 2025 Term Loan B	5.923% (1 mo. USD Term SOFR + 2.25%)		9/24/2032	9,975,000	10,016,546
Total					22,417,226

Regional 0.06%
Seminole Tribe of Florida 2022 Term Loan A	4.836% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	3,611,111	3,611,111

Retail 0.31%
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%)		9/15/2028	20,000,000	19,900,000

Software 0.35%
Clearwater Analytics LLC 2025 Term Loan B	–	(i)	4/21/2032	8,363,894	8,374,349
RealPage, Inc. 1st Lien Term Loan	6.934% (3 mo. USD Term SOFR + 3.00%)		4/24/2028	10,203,581	9,461,730
Surf Holdings LLC 2025 Incremental Term Loan	7.288% (1 mo. USD Term SOFR + 3.50%)		3/5/2027	5,000,000	4,682,800
Total					22,518,879

Transportation 0.31%
Genesee & Wyoming, Inc. 2024 Term Loan	5.422% (3 mo. USD Term SOFR + 1.75%)		4/10/2031	20,306,250	20,300,463
Total Floating Rate Loans (cost $726,450,409)					724,308,285

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 2.33%

Bermuda 0.21%
Bermuda Government International Bonds(e)	2.375%		8/20/2030	$6,347,000	$5,849,713
Bermuda Government International Bonds(e)	5.00%		7/15/2032	7,550,000	7,719,875
Total					13,569,588

Dominican Republic 0.24%
Dominican Republic International Bonds†	5.875%		10/28/2035	5,000,000	5,000,250
Dominican Republic International Bonds	8.625%		4/20/2027	10,166,667	10,452,604
Total					15,452,854

Hungary 0.29%
Hungary Government International Bonds	7.625%		3/29/2041	16,000,000	19,099,721

Italy 0.49%
Republic of Italy Government International Bonds	3.875%		5/6/2051	41,179,000	31,511,134

Mexico 0.63%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	30,000,000	30,559,200
Mexico Government International Bonds	5.625%		2/9/2034	10,000,000	10,099,800
Total					40,659,000

Poland 0.18%
Republic of Poland Government International Bonds	5.50%		4/4/2053	12,000,000	11,821,667

Romania 0.29%
Romania Government International Bonds†	5.75%		9/16/2030	18,000,000	18,729,099
Total Foreign Government Obligations (cost $146,243,764)					150,843,063

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(k) (Cost $73,094)	0.38%	#(l)	7/16/2054	3,717,049	42,226

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.29%
Federal National Mortgage Association	4.878% (30 day USD SOFR Average + 2.34%)	#	7/1/2053	11,374,062	11,606,487
Federal National Mortgage Association	5.75% (30 day USD SOFR Average + 2.34%)	#	7/1/2054	6,922,208	7,151,770
Total Government Sponsored Enterprises Pass-Throughs (cost $18,601,356)					18,758,257

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.20%
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.367% (1 mo. USD Term SOFR + 1.70%)	#	2/15/2042	$6,210,000	$6,229,133
BX Trust Series 2025-VOLT Class B†	5.76% (1 mo. USD Term SOFR + 2.10%)	#	12/15/2044	10,000,000	10,040,012
GS Mortgage Securities Trust Series 2015-GS1 Class XB(k)	0.131%	#(l)	11/10/2048	27,072,385	1,624
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(k)	0.541%	#(l)	8/5/2034	16,028,000	1,755
Morgan Stanley Residential Mortgage Loan Trust Series 2021-3 Class A4†	2.50%	#(l)	6/25/2051	9,049,447	8,307,777
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.95% (1 mo. USD Term SOFR + 1.25%)	#	2/15/2043	14,120,000	14,148,144
PSMC Trust Series 2021-2 Class A3†	2.50%	#(l)	5/25/2051	30,119,892	27,912,405
RCKT Mortgage Trust Series 2022-1 Class A5†	2.50%	#(l)	1/25/2052	9,925,137	9,037,947
RIDE Series 2025-SHRE Class A†	5.619%	#(l)	2/14/2047	1,960,000	2,027,521
Total Non-Agency Commercial Mortgage-Backed Securities (cost $77,151,064)					77,706,318

U.S. TREASURY OBLIGATIONS 4.20%
U.S. Treasury Bonds	4.75%		5/15/2055	50,277,000	51,182,379
U.S. Treasury Bonds	5.00%		5/15/2045	209,026,000	221,020,499
Total U.S. Treasury Obligations (cost $269,077,215)					272,202,878
Total Long-Term Investments (cost $6,330,690,248)					6,424,064,193

SHORT-TERM INVESTMENTS 1.05%

REPURCHASE AGREEMENTS 0.17%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $11,139,900 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $11,293,832; proceeds: $11,075,218 (cost $11,072,219)				11,072,219	11,072,219

TIME DEPOSITS 0.09%
CitiBank N.A.(m) (cost $5,729,703)				5,729,703	5,729,703

				Shares

MONEY MARKET FUNDS 0.79%
Fidelity Government Portfolio(m) (cost $51,123,934)				51,123,934	51,123,934
Total Short-Term Investments (cost $67,925,856)					67,925,856
Total Investments in Securities 100.22% (cost $6,398,616,104)					6,491,990,049
Other Assets and Liabilities – Net(n) (0.22)%					(14,482,023)
Net Assets 100.00%					$6,477,508,026

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $2,741,328,400, which represents 42.32% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Defaulted.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S41(4)	Goldman Sachs	5.00%	12/20/2028	$78,210,000	$5,274,247	$(595,020)	$4,679,227
CDX.NA.HY.S42(4)	Goldman Sachs	5.00%	6/20/2029	60,000,000	3,916,541	27,599	3,944,140
CDX.NA.HY.S43(4)	Goldman Sachs	5.00%	12/20/2029	133,650,000	9,395,468	(82,765)	9,312,703
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	28,015,000	430,946	110,828	541,774
CDX.NA.IG.S44(4)	Goldman Sachs	1.00%	6/20/2030	177,000,000	3,287,011	146,129	3,433,140
CDX.NA.IG.S45(4)	Goldman Sachs	1.00%	12/20/2030	120,000,000	2,423,628	(89,393)	2,334,235
Oracle Corp.	Goldman Sachs	1.00%	12/20/2027	10,000,000	57,506	(33,856)	23,650
Total					$24,785,347	$(516,478)	$24,268,869

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND February 28, 2026

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Oracle Corp.	Goldman Sachs	1.00%	12/20/2030	$3,099,000	$(51,426)	$(31,949)	$(83,375)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $284,556. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $832,983.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Total Return Swap Contracts at February 28, 2026:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
Citibank	IBOXX	12-Month USD SOFR Index	169,299	Long	7/22/2026	$100,000,000	$–	$4,323,903	$4,323,903

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leveraged Loan Index.

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2026	1,079	Long	$121,882,587	$122,803,687	$921,100
U.S. 10-Year Ultra Treasury Note	June 2026	1,341	Long	155,275,856	156,540,797	1,264,941
U.S. 2-Year Treasury Note	June 2026	1,942	Long	405,836,223	406,409,016	572,793
U.S. 5-Year Treasury Note	June 2026	5,907	Long	647,936,985	650,600,672	2,663,687
U.S. Long Bond	June 2026	374	Long	44,163,999	44,307,313	143,314
U.S. Ultra Treasury Bond	June 2026	3,316	Long	398,305,830	403,204,875	4,899,045
Total Unrealized Appreciation on Futures Contracts						$10,464,880

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(concluded)

INCOME FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$28,491,790	$12,571,250	$41,063,040
Remaining Industries	–	621,193,310	–	621,193,310
Convertible Bonds	–	11,687,040	–	11,687,040
Corporate Bonds
Oil & Gas	–	378,260,330	36	378,260,366
Remaining Industries	–	4,127,999,410	–	4,127,999,410
Floating Rate Loans
Diversified Financial Services	–	107,391,915	23,115,000	130,506,915
Remaining Industries	–	593,801,370	–	593,801,370
Foreign Government Obligations	–	150,843,063	–	150,843,063
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	42,226	–	42,226
Government Sponsored Enterprises Pass-Throughs	–	18,758,257	–	18,758,257
Non-Agency Commercial Mortgage-Backed Securities	–	77,706,318	–	77,706,318
U.S. Treasury Obligations	–	272,202,878	–	272,202,878
Short-Term Investments
Repurchase Agreements	–	11,072,219	–	11,072,219
Time Deposits	–	5,729,703	–	5,729,703
Money Market Funds	51,123,934	–	–	51,123,934
Total	$51,123,934	$6,405,179,829	$35,686,286	$6,491,990,049
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$24,268,869	$–	$24,268,869
Liabilities	–	(83,375)	–	(83,375)
Total Return Swap Contracts
Assets	–	4,323,903	–	4,323,903
Liabilities	–	–	–	–
Futures Contracts
Assets	10,464,880	–	–	10,464,880
Liabilities	–	–	–	–
Total	$10,464,880	$28,509,397	$–	$38,974,277

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.47%

ASSET-BACKED SECURITIES 18.56%

Automobiles 7.41%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$600,000	$610,863
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	2,300,000	2,324,736
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	1,745,000	1,754,456
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	385,000	386,314
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	20,872	20,716
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,375,000	1,405,221
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	996,021	1,006,864
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	2,485,000	2,521,916
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	752,333	757,058
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	2,370,000	2,409,872
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,875,000	1,882,969
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	242,363	242,712
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,118,054	1,135,399
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	955,931	963,516
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	926,741	930,365
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	705,000	727,108
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%		9/17/2029	3,110,000	3,127,638
Ford Credit Auto Owner Trust Series 2023-2 Class A†	5.28%		2/15/2036	275,000	284,984
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	1,025,000	1,043,382
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	380,000	380,454
GM Financial Revolving Receivables Trust Series 2023-2 Class A†	5.77%		8/11/2036	400,000	420,966

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	$602,490	$608,955
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	512,329	521,236
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	491,489	497,193
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	1,863,862	1,872,481
LAD Auto Receivables Trust Series 2026-1A Class A3†	3.92%	4/15/2031	545,000	547,229
M&T Bank RV Trust Series 2026-1A Class A†	4.35%	1/15/2046	605,000	611,499
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	1,333,170	1,340,815
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%	2/15/2030	1,980,000	2,008,159
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%	3/15/2029	525,000	526,175
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	309,486	312,315
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	336,227	337,733
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,101,639	1,108,383
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	890,674
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%	12/17/2029	2,518,000	2,547,214
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%	2/18/2031	1,239,000	1,282,733
Santander Drive Auto Receivables Trust Series 2023-6 Class B	5.98%	4/16/2029	2,375,000	2,404,817
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	1,235,000	1,264,033
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%	1/16/2029	1,437,680	1,442,889
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	749,021
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	565,000	569,580
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	935,000	940,585
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	815,000	817,086
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	1,280,000	1,308,487
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	1,845,000	1,868,217

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	$1,000,000	$1,021,340
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%		4/15/2030	855,000	879,678
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	2,670,000	2,694,550
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,607,476	1,626,353
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	1,290,409	1,303,766
Total					58,240,705

Credit Card 0.21%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	1,600,000	1,609,120	(b)

Other 10.52%
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	792,215
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,430,000	1,443,991
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,165,000	1,174,603
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	1,185,000	1,191,021
AGL CLO 14 Ltd. Series 2021-14A Class AR†	4.80% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	2,000,000	2,002,592
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.888% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	1,540,000	1,540,750
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	179,822	167,070
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.021% (1 mo. USD Term SOFR + 1.35%)	#	1/20/2043	1,760,000	1,765,890
ARES LX CLO Ltd. Series 2021-60A Class AR2†	4.628% (3 mo. USD Term SOFR + 0.96%)	#	7/18/2034	2,750,000	2,750,806
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR3†	4.644% (3 mo. USD Term SOFR + 0.98%)	#	4/19/2034	1,350,000	1,349,783
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.70% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	2,000,000	2,002,124
BDS LLC Series 2025-FL15 Class A†	5.066% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	1,030,000	1,032,509
BDS LLC Series 2025-FL16 Class A†	5.066% (1 mo. USD Term SOFR + 1.40%)	#	7/19/2043	750,000	751,406

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BSPDF Issuer LLC Series 2026-FL3 Class A†(c)	5.10% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	$300,000	$300,186
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	660,000	662,415
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.702% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	2,250,000	2,250,911
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.727% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	1,110,847	1,112,202
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.768% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	1,670,000	1,665,028
Dell Equipment Finance Trust Series 2025-1 Class C†	5.25%		2/24/2031	1,590,000	1,620,041
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	1,250,000	1,269,255
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.946% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	1,810,000	1,813,852
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.051% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	310,000	310,811
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	4.799% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	165,837	165,736
KKR CLO 15 Ltd. Series 15 Class BR2†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	1,630,000	1,631,252
KKR CLO 23 Ltd. Series 23 Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	1,600,000	1,602,365
KKR CLO 40 Ltd. Series 40A Class AR†	4.968% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	2,390,000	2,391,728
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	5.422% (3 mo. USD Term SOFR + 1.75%)	#	1/15/2036	3,000,000	3,005,724
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,527,563
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	1,320,000	1,323,494
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,655,000	1,695,255

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.95% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	$1,600,000	$1,600,805
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,426,120
MF1 Ltd. Series 2021-FL7 Class A†	4.861% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	58,130	58,150
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.152% (3 mo. USD Term SOFR + 1.48%)	#	7/15/2037	1,930,000	1,932,216
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.658% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	1,930,000	1,930,000
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,259,043
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	866,063	868,351
PFP Ltd. Series 2025-12 Class A†	5.155% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	1,420,000	1,424,761
PFP Ltd. Series 2026-13 Class A†	5.166% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	210,000	211,051
Post CLO Ltd. Series 2021-1A Class BR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	1,500,000	1,501,479
Rad CLO 21 Ltd. Series 2023-21A Class A1R†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2037	1,500,000	1,500,713
RR 20 Ltd. Series 2022-20A Class A1R†	4.662% (3 mo. USD Term SOFR + 0.99%)	#	7/15/2037	1,900,000	1,900,699
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	2,160,000	2,162,557
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	565,000	577,137
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	1,070,000	1,083,989
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.992% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2038	1,210,000	1,210,455
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.918% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	2,250,000	2,253,317
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.708% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	2,000,000	2,001,218

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	$1,700,000	$1,702,642
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	401,305	406,236
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.778% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	2,000,000	2,000,822
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	4.994% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	369,475	370,483
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,972,301
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	410,000	417,536
Verizon Master Trust Series 2025-6 Class A†	4.62%		6/21/2033	775,000	799,789
Vibrant CLO IX-R Ltd. Series 2018-9RA Class A1†	4.668% (3 mo. USD Term SOFR + 1.00%)	#	4/20/2037	1,000,000	993,948
Voya CLO Ltd. Series 2013-3A Class A2RR†	5.631% (3 mo. USD Term SOFR + 1.96%)	#	10/18/2031	466,000	467,312

Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	2,390,000	2,400,156
Total					82,745,864

Student Loan 0.42%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	1,602,161	1,484,266
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	335,000	337,187
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	1,582,772	1,515,220
Total					3,336,673
Total Asset-Backed Securities (cost $145,450,010)					145,932,362

CONVERTIBLE BONDS 0.15%

Commercial Services 0.10%
Block, Inc.	Zero Coupon		5/1/2026	770,000	764,610

Equity Real Estate 0.05%
Redfin Corp.	0.50%		4/1/2027	411,000	394,560
Total Convertible Bonds (cost $1,152,898)					1,159,170

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 47.51%
Advertising 0.15%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	$1,114,000	$1,122,589
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	76,000	76,648
Total					1,199,237

Aerospace/Defense 0.46%
ATI, Inc.	7.25%		8/15/2030	614,000	643,581
Boeing Co.	5.15%		5/1/2030	357,000	369,824
Boeing Co.	6.298%		5/1/2029	1,333,000	1,420,783
Bombardier, Inc. (Canada)†(d)	6.00%		2/15/2028	24,000	23,996
Spirit AeroSystems, Inc.	3.85%		6/15/2026	405,000	405,571
TransDigm, Inc.†	6.75%		8/15/2028	760,000	774,482
Total					3,638,237

Agriculture 0.15%
Japan Tobacco, Inc. (Japan)†(d)	5.25%		6/15/2030	1,102,000	1,151,707

Airlines 0.29%
Air Canada (Canada)†(d)	3.875%		8/15/2026	995,000	995,923
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	201,561	201,963
AS Mileage Plan IP Ltd. (Cayman Islands)†(d)	5.021%		10/20/2029	270,000	274,645
United Airlines Holdings, Inc.	4.875%		3/1/2029	290,000	292,817
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	501,434	513,826
Total					2,279,174

Auto Manufacturers 2.25%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	1,357,000	1,347,877
Ford Motor Credit Co. LLC	4.125%		8/17/2027	1,154,000	1,150,215
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,485,611
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,202,000	1,220,649
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,429,000	1,472,341
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	836,682
Ford Motor Credit Co. LLC	7.35%		11/4/2027	985,000	1,028,010
General Motors Financial Co., Inc.	4.20%		10/27/2028	286,000	287,168
General Motors Financial Co., Inc.	4.969% (SOFR + 1.29%)	#	1/7/2030	415,000	416,254
General Motors Financial Co., Inc.	5.00%		7/15/2027	417,000	422,496
General Motors Financial Co., Inc.	5.55%		7/15/2029	963,000	1,003,026
Hyundai Capital America†	4.90%		6/23/2028	705,000	717,938
Hyundai Capital America†	5.30%		1/8/2029	584,000	602,786

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.10%		9/21/2028	$1,497,000	$1,567,569
Hyundai Capital America†	6.50%		1/16/2029	411,000	436,637
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	300,000	295,231
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	1,150,000	1,148,518
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	200,000	202,144
Volkswagen Group of America Finance LLC†	4.45%		9/11/2027	1,062,000	1,068,030
Total					17,709,182

Auto Parts & Equipment 0.15%
ZF North America Capital, Inc.†	6.875%		4/14/2028	1,110,000	1,148,039

Banks 5.28%
AIB Group PLC (Ireland)†(d)	5.32% (SOFR + 1.65%)	#	5/15/2031	200,000	207,821
Banco de Bogota SA (Colombia)(d)	6.25%		5/12/2026	400,000	401,065
Banco Internacional del Peru SAA Interbank (Peru)†(d)	4.80%		7/15/2031	442,000	444,254
Bank Hapoalim BM (Israel)(d)	4.722%		7/14/2029	820,000	820,699
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(d)	3.75%		3/30/2026	825,000	824,033
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	1,533,000	1,515,548
Barclays PLC (United Kingdom)(d)	4.219% (SOFR + 0.93%)	#	5/24/2030	348,000	348,232
Barclays PLC (United Kingdom)(d)	4.836%		5/9/2028	1,142,000	1,150,861
Barclays PLC (United Kingdom)(d)	5.367% (SOFR + 1.23%)	#	2/25/2031	476,000	494,190
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	1,001,710
BNP Paribas SA (France)†(d)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,034,000	1,021,264
BNP Paribas SA (France)†(d)	4.375%		5/12/2026	436,000	436,080
BNP Paribas SA (France)†(d)	5.283% (SOFR + 1.28%)	#	11/19/2030	273,000	282,882
Canadian Imperial Bank of Commerce (Canada)(d)	4.283% (SOFR + 0.79%)	#	1/29/2030	558,000	561,834
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028	510,000	532,218
Citigroup, Inc.	4.503% (SOFR + 1.17%)	#	9/11/2031	641,000	646,024
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	2,681,000	2,762,830

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	$629,000	$648,990
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	1,325,000	1,385,655
Danske Bank AS (Denmark)†(d)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	605,000	613,128
Deutsche Bank AG	4.999% (SOFR + 1.70%)	#	9/11/2030	282,000	288,153
Federation des Caisses Desjardins du Quebec (Canada)†(d)	4.565%		8/26/2030	264,000	267,593
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	1,410,000	1,436,309
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	554,000	574,335
Freedom Mortgage Corp.†	6.625%		1/15/2027	1,130,000	1,129,595
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%)	#	1/21/2032	703,000	707,495
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	581,000	586,593
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	293,000	303,671
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	697,000	721,674
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%)	#	4/25/2030	612,000	639,503
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%)	#	3/3/2029	729,000	740,966
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%)	#	5/17/2028	1,164,000	1,185,471
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	487,000	490,336
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032	200,000	193,380
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	215,000	220,908
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	500,000	518,935
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	418,000	405,345
Morgan Stanley	4.133% (SOFR + 0.91%)	#	10/18/2029	483,000	483,808
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	697,000	699,532

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	$481,000	$482,231
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	692,000	704,681
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	476,000	489,853
Morgan Stanley	5.656% (SOFR + 1.26%)	#	4/18/2030	725,000	757,369
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	272,000	277,031
NatWest Group PLC (United Kingdom)(d)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	205,000	210,218
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%)	#	5/13/2031	314,000	322,602
Santander U.K. Group Holdings PLC (United Kingdom)(d)	4.32% (SOFR + 1.07%)	#	9/22/2029	429,000	430,666
Societe Generale SA (France)†(d)	5.25%		2/19/2027	1,252,000	1,266,062
Standard Chartered PLC (United Kingdom)†(d)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	545,000	546,649
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	613,000	624,867
Synchrony Bank	5.625%		8/23/2027	250,000	254,802
Toronto-Dominion Bank (Canada)(d)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	1,003,000	999,356
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	563,000	584,337
U.S. Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	1,128,000	1,137,883
U.S. Bancorp	5.10% (SOFR + 1.25%)	#	7/23/2030	802,000	830,115
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	1,277,000	1,262,808
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	797,210
Wells Fargo & Co.	4.97% (SOFR + 1.37%)	#	4/23/2029	564,000	575,065
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	949,000	1,000,958
Westpac Banking Corp. (Australia)(d)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	273,000	273,174
Total					41,520,857

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.32%
Bacardi Ltd./Bacardi-Martini BV†	5.25%	1/15/2029	$1,208,000	$1,236,497
Bacardi-Martini BV (Netherlands)†(d)	5.55%	2/1/2030	692,000	718,049
Keurig Dr. Pepper, Inc.	4.35%	5/15/2028	541,000	544,367
Total				2,498,913

Biotechnology 0.36%
Illumina, Inc.	4.75%	12/12/2030	964,000	979,574
Illumina, Inc.	5.75%	12/13/2027	874,000	900,140
Royalty Pharma PLC	4.45%	3/25/2031	924,000	930,047
Total				2,809,761

Building Materials 0.03%
Griffon Corp.	5.75%	3/1/2028	235,000	235,067

Chemicals 0.11%
Celanese U.S. Holdings LLC	1.40%	8/5/2026	422,000	416,512
Ma’aden Sukuk Ltd. (Cayman Islands)†(d)	5.25%	2/13/2030	416,000	428,255
Total				844,767

Commercial Services 1.39%
Ashtead Capital, Inc.†	4.375%	8/15/2027	346,000	345,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	500,000	500,051
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	480,000	479,695
Block, Inc.	2.75%	6/1/2026	1,114,000	1,109,931
EquipmentShare.com, Inc.†	9.00%	5/15/2028	628,000	658,567
GEO Group, Inc.	8.625%	4/15/2029	950,000	990,670
Global Payments, Inc.	4.50%	11/15/2028	835,000	837,157
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	916,000	938,201
Sotheby’s†	7.375%	10/15/2027	1,000,000	994,531
Triton Container International Ltd.†	2.05%	4/15/2026	3,872,000	3,859,170
Triton Container International Ltd.†	3.15%	6/15/2031	236,000	218,558
Total				10,932,156

Computers 0.15%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	716,000	680,632
Gartner, Inc.†	4.50%	7/1/2028	529,000	521,684
Total				1,202,316

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 4.78%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	6.45%	4/15/2027	$974,000	$998,681
Air Lease Corp.	5.10%	3/1/2029	321,000	328,387
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	339,000	346,725
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	180,000	185,868
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	2,382,000	2,382,816
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	1,301,000	1,303,899
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	464,000	476,138
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	502,000	526,257
Aviation Capital Group LLC†	4.25%	4/30/2029	253,000	253,071
Aviation Capital Group LLC†	5.375%	7/15/2029	1,641,000	1,695,471
Avilease Capital Ltd. (Cayman Islands)†(d)	4.75%	11/12/2030	861,000	858,702
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%	11/18/2027	178,000	173,389
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%	1/15/2028	562,000	569,634
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%	11/15/2029	1,880,000	1,965,808
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%	5/4/2028	3,000,000	3,127,252
Azorra Finance Ltd. (Cayman Islands)†(d)	7.75%	4/15/2030	701,000	736,797
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	1,509,000	1,553,040
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	138,000	144,238
GGAM Finance Ltd. (Ireland)†(d)	8.00%	2/15/2027	450,000	455,400
GGAM Finance Ltd. (Ireland)†(d)	8.00%	6/15/2028	425,000	447,143
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	1,476,000	1,441,393
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	1,028,000	1,029,486
LPL Holdings, Inc.†	4.00%	3/15/2029	1,478,000	1,458,374
LPL Holdings, Inc.	5.15%	6/15/2030	508,000	518,569
LPL Holdings, Inc.	5.20%	3/15/2030	61,000	62,323
LPL Holdings, Inc.	5.70%	5/20/2027	334,000	339,608
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%	3/17/2030	1,034,000	1,057,115
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%	3/26/2029	608,000	641,318
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%	3/26/2031	325,000	350,867
Midcap Financial Issuer Trust†	6.50%	5/1/2028	750,000	744,984
Navient Corp.	5.00%	3/15/2027	165,000	162,636
Navient Corp.	6.75%	6/15/2026	1,227,000	1,232,596
OneMain Finance Corp.	6.625%	1/15/2028	732,000	747,584
Rocket Cos., Inc.†	6.125%	8/1/2030	770,000	790,420
Rocket Cos., Inc.†	6.50%	8/1/2029	1,385,000	1,424,637
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%	10/15/2026	2,349,000	2,322,005

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
SLM Corp.	3.125%		11/2/2026	$1,215,000	$1,198,959
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	569,000	573,845
Synchrony Financial	3.70%		8/4/2026	275,000	274,473
Synchrony Financial	3.95%		12/1/2027	236,000	235,038
Synchrony Financial	5.019% (SOFR + 1.40%)	#	7/29/2029	417,000	422,464
United Wholesale Mortgage LLC†	5.75%		6/15/2027	1,116,000	1,111,953
Voya Global Funding†	4.60%		11/24/2030	904,000	918,115
Total					37,587,478

Electric 2.09%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	440,172
Alexander Funding Trust II†	7.467%		7/31/2028	182,000	193,942
Algonquin Power & Utilities Corp. (Canada)(d)	5.365%	(a)	6/15/2026	722,000	724,491
Ameren Corp.	5.00%		1/15/2029	581,000	597,518
Black Hills Corp.	5.95%		3/15/2028	1,010,000	1,048,401
Calpine LLC†	5.125%		3/15/2028	135,000	135,034
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	944,000	963,545
Cleco Corporate Holdings LLC	3.743%		5/1/2026	283,000	282,578
Comision Federal de Electricidad (Mexico)(d)	5.70%		1/24/2030	400,000	409,900
Constellation Energy Generation LLC	4.40%		1/15/2031	289,000	291,037
Constellation Energy Generation LLC†	5.00%		2/1/2031	633,000	642,690
DTE Energy Co.	5.10%		3/1/2029	269,000	276,818
Enel Finance International NV (Netherlands)†(d)	4.375%		9/30/2030	420,000	422,271
Enel Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	858,000	884,090
Engie SA (France)†(d)	5.25%		4/10/2029	452,000	469,400
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	1,081,000	1,081,629
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	701,859
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	495,000	502,878
NRG Energy, Inc.†	4.734%		10/15/2030	1,585,000	1,600,809
OGE Energy Corp.	5.45%		5/15/2029	344,000	358,538
Ohio Edison Co.†	4.95%		12/15/2029	147,000	151,095
Pacific Gas & Electric Co.	5.00%		6/4/2028	608,000	619,484
Pacific Gas & Electric Co.	5.55%		5/15/2029	661,000	687,336
PSEG Power LLC†	5.20%		5/15/2030	426,000	439,767
Vistra Operations Co. LLC†	3.70%		1/30/2027	259,000	258,127
Vistra Operations Co. LLC†	4.30%		10/15/2028	587,000	587,881
Vistra Operations Co. LLC†	4.70%		1/31/2031	421,000	423,607
Vistra Operations Co. LLC†	5.05%		12/30/2026	194,000	196,197
Vistra Operations Co. LLC†	5.625%		2/15/2027	1,013,000	1,013,139
Total					16,404,233

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	$692,000	$701,784

Electronics 0.11%
TD SYNNEX Corp.	4.30%	1/17/2029	499,000	499,211
Vontier Corp.	2.95%	4/1/2031	372,000	345,724
Total				844,935

Engineering & Construction 0.16%
MasTec, Inc.†	4.50%	8/15/2028	1,275,000	1,274,987

Entertainment 0.74%
Discovery Global Holdings, Inc.	3.755%	3/15/2027	729,000	727,247
Discovery Global Holdings, Inc.	4.054%	3/15/2029	1,865,000	1,846,574
Empire Resorts, Inc.†	7.75%	11/1/2026	450,000	446,911
Flutter Treasury DAC (Ireland)†(d)	5.875%	6/4/2031	1,570,000	1,566,513
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	1,161,000	1,193,655
WMG Acquisition Corp.†	3.75%	12/1/2029	44,000	42,355
Total				5,823,255

Food 0.35%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	768,000	782,235
Conagra Brands, Inc.	4.85%	11/1/2028	1,736,000	1,760,985
Conagra Brands, Inc.	7.00%	10/1/2028	173,000	185,075
Total				2,728,295

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	281,000	290,538

Forest Products & Paper 0.05%
Inversiones CMPC SA (Chile)(d)	3.85%	1/13/2030	410,000	390,752

Gas 0.27%
National Fuel Gas Co.	5.50%	3/15/2030	578,000	601,740
Snam SpA (Italy)†(d)	5.00%	5/28/2030	427,000	439,777
Southwest Gas Corp.	5.80%	12/1/2027	1,081,000	1,113,250
Total				2,154,767

Health Care-Products 0.42%
180 Medical, Inc.†	3.875%	10/15/2029	942,000	923,433
Baxter International, Inc.	2.272%	12/1/2028	426,000	402,880
Baxter International, Inc.	4.45%	2/15/2029	203,000	203,907
Baxter International, Inc.	4.90%	12/15/2030	1,167,000	1,174,829
Solventum Corp.	5.40%	3/1/2029	567,000	588,068
Total				3,293,117

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 2.05%
Adventist Health System	4.742%	12/1/2030	$1,934,000	$1,958,526
Centene Corp.	2.45%	7/15/2028	1,030,000	971,245
Centene Corp.	3.00%	10/15/2030	837,000	754,377
Centene Corp.	4.25%	12/15/2027	4,309,000	4,285,492
CommonSpirit Health	4.352%	9/1/2030	275,000	276,361
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	170,287
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	448,000	404,934
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	890,000	922,079
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	701,000	707,416
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	1,195,000	1,223,798
IQVIA, Inc.†	5.00%	5/15/2027	525,000	524,164
IQVIA, Inc.	5.70%	5/15/2028	200,000	206,269
IQVIA, Inc.	6.25%	2/1/2029	647,000	680,387
Molina Healthcare, Inc.†	4.375%	6/15/2028	530,000	521,203
Rede D’or Finance SARL (Luxembourg)(d)	4.95%	1/17/2028	775,000	772,626
Tenet Healthcare Corp.	6.125%	10/1/2028	1,127,000	1,130,261
Universal Health Services, Inc.	2.65%	10/15/2030	240,000	220,989
Universal Health Services, Inc.	4.625%	10/15/2029	413,000	417,873
Total				16,148,287

Insurance 3.37%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	3,464,000	3,465,960
Aon Corp.	8.205%	1/1/2027	1,183,000	1,220,108
Athene Global Funding†	1.985%	8/19/2028	1,807,000	1,709,431
Athene Global Funding†	4.721%	10/8/2029	541,000	541,648
Athene Global Funding†	5.38%	1/7/2030	840,000	853,338
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,291,351
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,324,000	1,352,299
CNO Global Funding†	4.375%	9/8/2028	424,000	424,981
CNO Global Funding†	4.70%	12/11/2030	542,000	543,653
CNO Global Funding†	4.875%	12/10/2027	545,000	550,503
CNO Global Funding†	4.95%	9/9/2029	301,000	306,754
Corebridge Global Funding†	4.55%	1/9/2031	418,000	419,564
Equitable Financial Life Global Funding†	5.45%	3/3/2028	1,989,000	2,040,116
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,162,704
F&G Global Funding†	4.50%	1/9/2029	348,000	345,402
F&G Global Funding†	4.65%	9/8/2028	462,000	460,742
F&G Global Funding†	5.875%	6/10/2027	472,000	479,440
FWD Group Holdings Ltd. (Hong Kong)†(d)	5.252%	9/22/2030	466,000	473,465

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
GA Global Funding Trust†	4.50%	9/18/2030	$574,000	$565,273
GA Global Funding Trust†	5.50%	1/8/2029	1,201,000	1,231,642
Jackson National Life Global Funding†	4.55%	9/9/2030	723,000	724,510
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	451,019
Jackson National Life Global Funding†	5.35%	1/13/2030	269,000	277,537
Jackson National Life Global Funding†	5.55%	7/2/2027	365,000	371,711
Lincoln Financial Global Funding†	4.20%	1/12/2029	208,000	207,517
MGIC Investment Corp.	5.25%	8/15/2028	750,000	749,722
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	694,000	698,354
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	432,163
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	283,453
Protective Life Corp.†	4.70%	1/15/2031	760,000	767,790
Protective Life Global Funding†	5.763%	7/5/2030	195,000	206,296
Sammons Financial Group Global Funding†	5.05%	1/10/2028	336,000	342,017
Sammons Financial Group Global Funding†	5.10%	12/10/2029	478,000	490,954
Western-Southern Global Funding†	4.50%	7/16/2028	570,000	575,373
Western-Southern Global Funding†	4.90%	5/1/2030	441,000	452,658
Total				26,469,448

Internet 0.98%
Meta Platforms, Inc.	4.20%	11/15/2030	533,000	537,816
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	2,000,000	1,983,397
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	1,825,000	1,923,387
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,276,132
Total				7,720,732

Investment Companies 0.44%
Apollo Debt Solutions BDC†	5.20%	12/8/2028	169,000	168,377
Blackstone Private Credit Fund	2.625%	12/15/2026	1,097,000	1,079,954
Blackstone Private Credit Fund	3.25%	3/15/2027	73,000	71,713
Blackstone Private Credit Fund	4.95%	9/26/2027	194,000	194,040
Blackstone Secured Lending Fund	2.125%	2/15/2027	390,000	380,104
Blackstone Secured Lending Fund	5.875%	11/15/2027	281,000	285,861
Blue Owl Credit Income Corp.	3.125%	9/23/2026	72,000	70,968
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	443,000	441,340
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	702,000	730,468
Total				3,422,825

Leisure Time 0.84%
Carnival Corp.†	4.00%	8/1/2028	2,803,000	2,785,254
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,646,000	1,636,740
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	953,000	952,800

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	$837,000	$843,525
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	419,000	419,050
Total				6,637,369

Lodging 0.43%
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,581,505
Las Vegas Sands Corp.	5.90%	6/1/2027	86,000	87,520
Melco Resorts Finance Ltd. (Hong Kong)†(d)	5.75%	7/21/2028	240,000	240,016
Travel & Leisure Co.†	6.625%	7/31/2026	1,480,000	1,485,058
Total				3,394,099

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	699,000	696,638

Machinery-Diversified 0.74%
Chart Industries, Inc.†	7.50%	1/1/2030	1,299,000	1,351,040
CNH Industrial Capital LLC	4.75%	3/21/2028	183,000	185,516
Regal Rexnord Corp.	6.05%	4/15/2028	2,449,000	2,539,806
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	1,725,000	1,727,120
Total				5,803,482

Media 0.87%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	75,000	75,103
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,098,000	1,099,968
Discovery Communications LLC	3.95%	3/20/2028	678,000	674,346
Fox Corp.	4.709%	1/25/2029	1,175,000	1,193,207
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	564,422
Paramount Global	2.90%	1/15/2027	323,000	317,330
Paramount Global	3.375%	2/15/2028	866,000	837,476
Paramount Global	3.70%	6/1/2028	232,000	224,717
Paramount Global	4.20%	6/1/2029	258,000	247,925
Paramount Global	7.875%	7/30/2030	1,263,000	1,330,977
Sirius XM Radio LLC†	3.125%	9/1/2026	292,000	290,589
Total				6,856,060

Mining 0.74%
Anglo American Capital PLC (United Kingdom)†(d)	3.875%	3/16/2029	201,000	199,937
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	788,000	794,765
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	665,000	697,801
Glencore Funding LLC†	5.186%	4/1/2030	605,000	626,221
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,258,706

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Glencore Funding LLC†	6.125%	10/6/2028	$969,000	$1,015,487
Stillwater Mining Co.	4.00%	11/16/2026	1,190,000	1,187,649
Total				5,780,566

Miscellaneous Manufacturing 0.32%
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,316,980
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,191,082
Total				2,508,062

Oil & Gas 6.28%
Antero Resources Corp.†	5.375%	3/1/2030	815,000	828,378
APA Corp.	4.375%	10/15/2028	2,530,000	2,537,159
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	420,000	421,494
California Resources Corp.†	8.25%	6/15/2029	740,000	777,310
Chord Energy Corp.†	6.00%	10/1/2030	678,000	692,896
CITGO Petroleum Corp.†	8.375%	1/15/2029	1,794,000	1,864,610
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,368,460
Continental Resources, Inc.	4.375%	1/15/2028	901,000	903,090
Continental Resources, Inc.†	5.75%	1/15/2031	1,565,000	1,623,668
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	350,746
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	554,206
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,580,000	1,626,882
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,164,304
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	2,117,000	2,258,664
EQT Corp.	4.50%	1/15/2029	324,000	326,869
EQT Corp.	6.375%	4/1/2029	1,129,000	1,166,870
EQT Corp.	7.50%	6/1/2030	327,000	363,374
Expand Energy Corp.	5.375%	2/1/2029	583,000	582,510
Expand Energy Corp.	5.375%	3/15/2030	103,000	104,581
Expand Energy Corp.†	5.875%	2/1/2029	970,000	970,486
Expand Energy Corp.†	6.75%	4/15/2029	1,195,000	1,198,492
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,174,709
Helmerich & Payne, Inc.	4.65%	12/1/2027	599,000	604,586
Helmerich & Payne, Inc.	4.85%	12/1/2029	263,000	268,264
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,498,603
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,700,953
Medco Laurel Tree Pte. Ltd. (Singapore)(d)	6.95%	11/12/2028	200,000	201,002
Occidental Petroleum Corp.	7.50%	5/1/2031	195,000	222,159
Occidental Petroleum Corp.	8.875%	7/15/2030	1,181,000	1,372,987
OGX Austria GmbH (Brazil)†(d)(e)	8.50%	6/1/2018	225,000	4	(b)
Permian Resources Operating LLC†	5.875%	7/1/2029	136,000	136,533

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	8.00%	4/15/2027	$1,770,000	$1,785,323
Petrobras Global Finance BV (Netherlands)(d)	5.125%	9/10/2030	1,339,000	1,334,648
Petroleos Mexicanos (Mexico)(d)	8.75%	6/2/2029	350,000	376,829
Repsol E&P Capital Markets U.S. LLC†	4.805%	9/16/2028	200,000	202,924
SM Energy Co.†	5.00%	10/15/2026	2,272,000	2,272,451
SM Energy Co.	6.50%	7/15/2028	734,000	738,625
SM Energy Co.	6.625%	1/15/2027	390,000	391,067
SM Energy Co.	6.75%	9/15/2026	1,277,000	1,278,968
SM Energy Co.†	8.375%	7/1/2028	1,523,000	1,574,834
Sunoco LP†	7.00%	5/1/2029	514,000	533,324
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	400,000	376,740
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	1,748,000	1,743,208
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,052,000	1,041,463
Viper Energy Partners LLC	4.90%	8/1/2030	881,000	899,329
Total				49,414,582

Oil & Gas Services 0.06%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	431,000	431,556

Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	323,426

Pharmaceuticals 0.63%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	504,000	505,931
Bayer U.S. Finance LLC†	6.375%	11/21/2030	600,000	646,384
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	1,123,000	1,200,428
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	1,210,000	1,188,553
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	1,441,000	1,431,294
Total				4,972,590

Pipelines 2.85%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	400,000	400,298
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.625%	7/15/2026	1,051,000	1,056,502
Buckeye Partners LP	3.95%	12/1/2026	733,000	728,049
Buckeye Partners LP†	6.875%	7/1/2029	380,000	394,507
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	569,000	594,972
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	430,000	432,380
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	486,000	507,688

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
DT Midstream, Inc.†	4.125%	6/15/2029	$1,892,000	$1,879,267
Energy Transfer LP†	6.00%	2/1/2029	2,946,000	2,977,316
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	6,000	6,013
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	1,495,000	1,561,400
Harvest Midstream I LP†	7.50%	9/1/2028	335,000	338,953
Hess Midstream Operations LP†	5.125%	6/15/2028	240,000	240,349
Hess Midstream Operations LP†	5.875%	3/1/2028	662,000	673,293
Kinetik Holdings LP†	6.625%	12/15/2028	582,000	600,301
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	756,000	764,424
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	916,000	936,817
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	1,500,000	1,503,008
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,117,011
Western Midstream Operating LP	4.80%	3/1/2031	357,000	360,146
Western Midstream Operating LP	6.35%	1/15/2029	1,688,000	1,784,047
Western Midstream Operating LP†	7.25%	4/1/2030	1,755,000	1,861,086
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	717,097
Total				22,434,924

REITS 2.40%
Apollo Commercial Real Estate Finance, Inc.†	4.625%	6/15/2029	1,130,000	1,125,219
EPR Properties	3.75%	8/15/2029	323,000	315,200
EPR Properties	4.75%	12/15/2026	3,360,000	3,370,729
EPR Properties	4.75%	11/15/2030	1,062,000	1,065,587
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	557,000	563,773
Iron Mountain, Inc.†	4.875%	9/15/2027	858,000	858,192
Iron Mountain, Inc.†	5.25%	3/15/2028	161,000	161,198
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	2,704,000	2,679,412
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	456,000	481,179
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	866,000	867,518
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,586,942
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	2,638,000	2,601,599
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	840,000	839,460
Vornado Realty LP	2.15%	6/1/2026	430,000	426,687
WEA Finance LLC†	2.875%	1/15/2027	592,000	585,194
WEA Finance LLC†	3.50%	6/15/2029	312,000	305,020
Total				18,832,909

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.40%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	$539,000	$533,684
EG Global Finance PLC (United Kingdom)†(d)	12.00%	11/30/2028	1,100,000	1,183,291
Michaels Cos., Inc.†	5.25%	5/1/2028	1,461,000	1,461,714
Total				3,178,689

Semiconductors 0.54%
Foundry JV Holdco LLC†	5.50%	1/25/2031	538,000	561,773
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,152,000	2,272,227
Intel Corp.	2.45%	11/15/2029	377,000	355,586
Microchip Technology, Inc.	5.05%	3/15/2029	567,000	581,949
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	511,504
Total				4,283,039

Software 1.20%
Fidelity National Information Services, Inc.	3.75%	5/21/2029	567,000	559,016
Fiserv, Inc.	4.55%	2/15/2031	131,000	130,663
Fiserv, Inc.	5.35%	3/15/2031	194,000	199,785
Fiserv, Inc.	5.45%	3/2/2028	425,000	434,853
MSCI, Inc.†	3.625%	9/1/2030	356,000	340,880
MSCI, Inc.†	4.00%	11/15/2029	883,000	866,264
Oracle Corp.	4.45%	9/26/2030	2,748,000	2,695,952
Oracle Corp.	4.55%	2/4/2029	1,219,000	1,221,587
Oracle Corp.	4.95%	2/4/2031	1,410,000	1,407,522
ROBLOX Corp.†	3.875%	5/1/2030	850,000	812,194
SS&C Technologies, Inc.†	5.50%	9/30/2027	770,000	769,431
Total				9,438,147

Telecommunications 1.02%
AT&T Mobility LLC	7.125%	12/15/2031	1,475,000	1,656,807
Deutsche Telekom International Finance BV (Netherlands)(d)	8.75%	6/15/2030	731,000	857,916
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,022,000	1,023,233
Frontier Communications Holdings LLC	5.875%	11/1/2029	1,130,486	1,143,187
Frontier Communications Holdings LLC†	6.00%	1/15/2030	422,000	426,901
Frontier Communications Holdings LLC†	6.75%	5/1/2029	897,000	901,005
Frontier Communications Holdings LLC†	8.625%	3/15/2031	1,405,000	1,468,645
Frontier Communications Holdings LLC†	8.75%	5/15/2030	57,000	58,811
Telefonica Europe BV (Netherlands)(d)	8.25%	9/15/2030	390,000	450,904
Total				7,987,409

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.31%
Hasbro, Inc.	3.90%	11/19/2029	$535,000	$530,615
Mattel, Inc.	5.00%	11/17/2030	1,292,000	1,312,213
Mattel, Inc.†	5.875%	12/15/2027	609,000	609,143
Total				2,451,971

Transportation 0.47%
Fedex Freight Holding Co., Inc.†	4.65%	3/15/2031	148,000	148,869
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,178,451
Rumo Luxembourg SARL (Luxembourg)(d)	5.25%	1/10/2028	200,000	198,089
XPO, Inc.†	6.25%	6/1/2028	2,136,000	2,174,345
Total				3,699,754

Trucking & Leasing 0.10%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	814,000	815,417

Water 0.15%
Nova Securitisation SARL (Luxembourg)†(d)	5.75%	2/3/2031	1,220,000	1,206,382
Total Corporate Bonds (cost $369,447,795)				373,571,917

FLOATING RATE LOANS(f) 2.78%

Airlines 0.27%
American Airlines, Inc. 2017 1st Lien Term Loan	5.521% (3 mo. USD Term SOFR + 1.75%)	1/29/2027	1,653,411	1,653,485
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	433,030	433,030
Total				2,086,515

Biotechnology 0.12%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.148% (1 mo. USD Term SOFR + 1.38%)	2/4/2030	932,805	907,153	(g)

Computers 0.22%
Hewlett Packard Enterprise Co. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)	9/12/2029	1,747,333	1,749,518

Diversified Financial Services 0.39%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	1,488,722	1,496,329

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Corpay Technologies Operating Co. LLC Term Loan B5	5.423% (1 mo. USD Term SOFR + 1.75%)	4/28/2028	$1,586,848	$1,586,991
Total				3,083,320

Electronics 0.27%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.543% (3 mo. USD Term SOFR + 0.88%)	8/22/2028	1,432,000	1,426,630
Honeywell International, Inc. Term Loan A1	4.548% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	687,500	687,500
Total				2,114,130

Health Care Products 0.04%
Medline Borrower LP 2025 Term Loan B	5.423% (1 mo. USD Term SOFR + 1.75%)	10/23/2028	331,349	332,195

Internet 0.31%
Gen Digital, Inc. 2021 Term Loan A	5.148% (1 mo. USD Term SOFR + 1.38%)	9/10/2027	2,419,928	2,406,013

Media 0.05%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	397,283	397,262

Oil & Gas 0.18%
Hilcorp Energy I LP Term Loan B	5.417% (1 mo. USD Term SOFR + 1.75%)	2/11/2030	1,454,608	1,456,426

Retail 0.55%
Kodiak Building Partners, Inc. 2024 Term Loan B	7.423% (1 mo. USD Term SOFR + 3.75%)	12/4/2031	1,320,000	1,321,762
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%)	9/15/2028	3,000,000	2,985,000
Total				4,306,762

Software 0.38%
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)	4/30/2031	2,033,211	2,031,941
RealPage, Inc. 1st Lien Term Loan	6.934% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	1,047,266	971,124
Total				3,003,065
Total Floating Rate Loans (cost $22,029,776)				21,842,359

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 1.95%

Colombia 0.25%
Colombia Government International Bonds	5.375%		1/21/2029	$1,964,000	$1,961,054

Dominican Republic 0.21%
Dominican Republic International Bonds	5.50%		2/22/2029	670,000	684,170
Dominican Republic International Bonds	5.95%		1/25/2027	648,000	657,215
Dominican Republic International Bonds	8.625%		4/20/2027	296,000	304,325
Total					1,645,710

Hungary 0.07%
Hungary Government International Bonds†	5.375%		9/26/2030	517,000	536,569

Kazakhstan 0.17%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	556,000	568,077
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	257,214
Development Bank of Kazakhstan JSC†	5.625%		4/7/2030	524,000	545,274
Total					1,370,565

Mexico 0.48%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,699,000	3,767,950

Panama 0.08%
Panama Government International Bonds	3.875%		3/17/2028	403,000	399,554
Panama Government International Bonds	8.875%		9/30/2027	174,000	187,181
Total					586,735

Romania 0.69%
Romania Government International Bonds	5.25%		11/25/2027	2,046,000	2,082,257
Romania Government International Bonds†	5.75%		9/16/2030	936,000	973,913
Romania Government International Bonds†	5.875%		1/30/2029	1,046,000	1,087,120
Romania Government International Bonds	6.625%		2/17/2028	1,260,000	1,317,160
Total					5,460,450
Total Foreign Government Obligations (cost $15,045,495)					15,329,033

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(h)	0.154%	#(i)	11/25/2026	12,833,993	15,615
Government National Mortgage Association Series 2013-193 IO(h)	0.122%	#(i)	1/16/2055	12,799	23
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	11,051	10,888
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,398)					26,526

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.34%
Federal Home Loan Mortgage Corp.	5.384% (30 day USD SOFR Average + 2.17%)	#	8/1/2055	$328,479	$336,575
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	516,695	526,684
Federal Home Loan Mortgage Corp.	5.513% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	891,163	913,312
Federal Home Loan Mortgage Corp.	5.633% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	493,655	507,891
Federal Home Loan Mortgage Corp.	5.87% (30 day USD SOFR Average + 2.11%)	#	5/1/2055	632,637	653,898
Federal Home Loan Mortgage Corp.	5.999% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	321,558	333,740
Federal National Mortgage Association	5.471% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	194,366	198,674
Federal National Mortgage Association	5.549% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	112,665	115,855
Federal National Mortgage Association	5.72% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	732,756	756,479
Federal National Mortgage Association	5.895% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	190,828	197,403
Federal National Mortgage Association	5.985% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	2,575,817	2,675,147
Government National Mortgage Association	7.00%		4/20/2054 - 9/20/2054	5,953,332	6,185,590
Uniform Mortgage-Backed Security(j)	4.50%		TBA	3,765,000	3,779,843
Uniform Mortgage-Backed Security(j)	5.00%		TBA	10,195,000	10,344,803
Uniform Mortgage-Backed Security(j)	5.50%		TBA	6,432,000	6,596,971
Total Government Sponsored Enterprises Pass-Throughs (cost $34,027,289)					34,122,865

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.57%
ALA Trust Series 2025-OANA Class A†	5.403% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	550,000	553,607
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.41% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	260,000	261,047
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	800,000	846,535
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	830,000	873,637
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	3,730,000	3,935,998
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	1,560,000	1,429,103
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,193,081	1,214,521
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	570,000	603,808

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	$4,100	$4,094
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(i)	2/15/2051	360,000	357,902
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	548,056
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	810,000	853,914
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	460,000	482,871
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	990,000	1,048,770
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(i)	8/15/2058	850,000	892,094
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	1,890,000	1,972,659
BMO Mortgage Trust Series 2023-5C2 Class A3	7.055%	#(i)	11/15/2056	800,000	856,447
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	750,000	787,265
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,170,000	1,236,248
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	920,000	955,932
BWAY Mortgage Trust Series 2013-1515 Class XB†(h)	0.403%	#(i)	3/10/2033	47,800,000	408,422
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.102% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2039	479,510	480,132
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.04% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	699,548	700,717
BX Trust Series 2024-CNYN Class A†	5.102% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	962,498	963,795
BX Trust Series 2025-ARIA Class A†	5.031%	#(i)	12/13/2042	1,000,000	1,027,601
BX Trust Series 2025-ROIC Class A†	4.804% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	478,248	478,163
BX Trust Series 2025-TAIL Class A†	5.06% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	560,000	560,759
BX Trust Series 2025-VOLT Class A†	5.36% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	2,050,000	2,055,529
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(h)	1.209%	#(i)	5/10/2058	153,666	20
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	1.044%	#(i)	11/10/2049	1,995,021	5,478
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.634%	#(i)	12/10/2054	3,239,592	7,938

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	Zero Coupon	#(i)	6/10/2048	$1,131,703	$11
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	49,391	49,067
COMM Mortgage Trust Series 2012-CR4 Class XA(h)	1.144%	#(i)	10/15/2045	861,123	18,228
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.299%	#(i)	8/10/2049	606,762	486
CONE Trust Series 2024-DFW1 Class A†	5.301% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	650,000	650,665
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.54%	#(i)	9/15/2037	39,135,267	328,619
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.764%	#(i)	11/15/2049	2,967,464	2,655
CSMC Trust Series 2016-NXSR Class XB(h)	0.147%	#(i)	12/15/2049	20,135,000	36,491
DBC Mortgage Trust Series 2025-DBC Class A†	5.01% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	670,000	671,555
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,200,506
DBJPM Mortgage Trust Series 2016-C3 Class XA(h)	1.407%	#(i)	8/10/2049	7,239,898	5,870
DBWF Mortgage Trust Series 2015-LCM Class XA†(h)	0.423%	#(i)	6/10/2034	42,117	4
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.014%	#(i)	12/10/2036	61,529,000	22,078
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.667% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	662,369	667,228
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	1,779,212	1,789,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.717% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	380,000	381,146
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.917% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	625,249	626,022
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	280,000	281,184

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.697% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	$399,554	$400,076
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.817% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	488,776	488,881
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.817% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	508,805	510,481
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.617% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	623,268	623,728
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.767% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	542,633	543,216
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	289,212
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(i)	1/13/2040	810,000	845,210
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	1,160,250
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(h)	0.376%	#(i)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(h)	0.034%	#(i)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.575%	#(i)	12/15/2049	2,996,621	5,569
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.013%	#(i)	9/15/2050	5,498,869	51,341
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(h)	0.485%	#(i)	7/5/2031	129,394,000	7,544
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(h)	0.154%	#(i)	7/5/2031	50,413,000	1,104
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(h)	0.377%	#(i)	7/5/2033	95,152,000	448,904
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(h)	0.75%	#(i)	11/15/2047	319,898	23

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.55% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	$670,000	$671,611
LBA Trust Series 2024-7IND Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	390,606	391,181
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	403,853	403,366
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,140,000	1,201,338
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.241%	#(i)	11/15/2049	3,499,471	8,712
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(h)	1.39%	#(i)	8/15/2049	2,320,349	3,668
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(i)	9/24/2057	1,449,592	1,433,365
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(i)	1/26/2060	2,658	2,649
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,030,000	1,066,833
SCG Trust Series 2025-SNIP Class A†	5.16% (1 mo. USD Term SOFR + 1.50%)	#	9/15/2042	900,000	903,571
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	15,863	15,369
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	910,000	903,377
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(i)	3/15/2051	1,180,000	1,172,341
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	76,691
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(h)	1.662%	#(i)	8/15/2049	1,094,587	2,414
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(h)	0.957%	#(i)	10/15/2049	7,056,835	26,932
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	147,466
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,138,407
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,380,000	1,470,273
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,030,000	1,085,900
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(h)	0.496%	#(i)	8/15/2047	13,240,526	29,373
Total Non-Agency Commercial Mortgage-Backed Securities (cost $53,693,426)					51,666,187

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 14.61%
U.S. Treasury Inflation-Indexed Bonds(k)	0.125%	2/15/2051	$6,223,400	$3,531,084
U.S. Treasury Inflation-Indexed Notes(k)	0.125%	1/15/2032	11,690,100	10,942,397
U.S. Treasury Inflation-Indexed Notes(k)	1.625%	4/15/2030	7,125,860	7,276,240
U.S. Treasury Inflation-Indexed Notes(k)	1.875%	7/15/2035	4,440,524	4,535,131
U.S. Treasury Inflation-Indexed Notes(k)	1.875%	1/15/2036	15,956,640	16,206,631
U.S. Treasury Notes	3.375%	12/31/2027	19,304,000	19,295,705
U.S. Treasury Notes	3.50%	11/30/2030	38,644,000	38,628,905
U.S. Treasury Notes	3.625%	12/31/2030	14,340,000	14,408,339
Total U.S. Treasury Obligations (cost $113,705,252)				114,824,432
Total Long-Term Investments (cost $754,575,339)				758,474,851

SHORT-TERM INVESTMENTS 1.67%

COMMERCIAL PAPER 0.63%

Pipelines 0.63%
Targa Resources Corp.† (cost $4,946,478)	3.854%	3/2/2026	4,947,000	4,947,000

REPURCHASE AGREEMENTS 1.04%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $1,781,700 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $1,782,316; proceeds: $1,747,647 (cost $1,747,174)			1,747,174	1,747,174
Repurchase Agreement dated 2/27/2026, 3.540% due 3/2/2026 with JPMorgan Securities LLC collateralized by $7,228,000 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $6,601,020; proceeds: $6,470,908 (cost $6,469,000)			6,469,000	6,469,000
Total Repurchase Agreements (cost $8,216,174)				8,216,174
Total Short-Term Investments (cost $13,162,652)				13,163,174
Total Investments in Securities 98.14% (cost $767,737,991)				771,638,025
Other Assets and Liabilities – Net(l) 1.86%				14,607,911
Net Assets 100.00%				$786,245,936

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $363,283,093, which represents 46.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Foreign security traded in U.S. dollars.
(e)	Defaulted.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(g)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Amount Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	$6,540,000	$34,087	$80,472	$114,559
CDX.NA.IG.S42(4)	Bank of America	1.00%	6/20/2029	12,718,000	202,212	34,811	237,023
CDX.NA.IG.S43(4)	Bank of America	1.00%	12/20/2029	7,500,000	141,483	3,557	145,040
Oracle Corp.(4)	Bank of America	1.00%	12/20/2027	1,725,000	11,998	(7,918)	4,080
Total					$389,780	$110,922	$500,702

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Oracle Corp.(4)	Bank of America	1.00%	12/20/2030	$402,000	$(6,678)	$(4,137)	$(10,815)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $118,840. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $12,055.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at February 28, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	2.164%	CPI Urban Consumer NSA	12/22/2026	$20,000,000	$–	$17,422	$17,422

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	2.505%	CPI Urban Consumer NSA	12/4/2027	$25,000,000	$–	$(90,614)	$(90,614)
Bank of America	2.406%	CPI Urban Consumer NSA	1/16/2031	22,000,000	21,502	(91,800)	(70,298)
Total					$21,502	$(182,414)	$(160,912)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,536,625
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	702,066
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	703,229
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,161,483
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,157,868
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,131,545
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,064,312
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,060,005
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,081,521
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,541,949
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,026,608
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,038,619
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,027,500

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	$10,000,000	$1,009,180
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,019,917
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,016,202
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	505,991
Bank of America	2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	37,570
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,309,599
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000	84,550
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,804,411
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	60,000,000	1,365,625
Total					$24,386,375

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at February 28, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.439%	CPI Urban Consumer NSA	12/10/2034	$8,000,000		$(13,810)
Bank of America	2.446%	CPI Urban Consumer NSA	5/29/2045	5,700,000		(39,549)
Bank of America	2.470%	CPI Urban Consumer NSA	6/9/2035	11,000,000		(73,323)
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000		(87,982)
Bank of America	2.539%	CPI Urban Consumer NSA	7/14/2040	5,000,000		(75,394)
Bank of America	2.545%	CPI Urban Consumer NSA	7/14/2033	9,500,000		(100,699)
Bank of America	2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000		(57,677)
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000		(84,680)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	(13,252	)(1)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(469,697	)(2)
Bank of America	2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000		(176,462)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(117,005)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(701,206	)(3)
Bank of America	2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000		(173,169)

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.897%	CPI Urban Consumer NSA	10/2/2027	$20,000,000	$(173,016)
Bank of America	2.960%	CPI Urban Consumer NSA	9/8/2027	20,000,000	(187,816)
Total					$(2,544,737)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(38,858), which includes upfront payment of $25,606. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(1,053,211), which includes upfront payment of $583,513. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(295,087), which includes upfront payment of $(406,119). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,882,670
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	665,033
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	561,142
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	560,198
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	523,141
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	481,819
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	960,101
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	73,970
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	23,928
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	647,700
Total Unrealized Appreciation on CPI OTC Swap Contracts					$7,379,702

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND February 28, 2026

Consumer Price Index (“CPI”) OTC Swap Contracts at February 28, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	$5,000,000	$(876,243)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,761,777)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(339,983)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(2,978,003)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	1,216	Long	$254,110,923	$254,476,501	$365,578
U.S. 5-Year Treasury Note	June 2026	1,379	Long	151,240,111	151,883,922	643,811
Total Unrealized Appreciation on Futures Contracts						$1,009,389

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2026	221	Short	$(25,567,441)	$(25,798,297)	$(230,856)
U.S. Ultra Treasury Bond	June 2026	22	Short	(2,641,079)	(2,675,062)	(33,983)
Total Unrealized Depreciation on Futures Contracts						$(264,839)

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$1,609,120	$1,609,120
Remaining Industries	–	144,323,242	–	144,323,242
Convertible Bonds	–	1,159,170	–	1,159,170
Corporate Bonds
Oil & Gas	–	49,414,578	4	49,414,582
Remaining Industries	–	324,157,335	–	324,157,335
Floating Rate Loans
Biotechnology	–	–	907,153	907,153
Remaining Industries	–	20,935,206	–	20,935,206
Foreign Government Obligations	–	15,329,033	–	15,329,033
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	26,526	–	26,526
Government Sponsored Enterprises Pass-Throughs	–	34,122,865	–	34,122,865
Non-Agency Commercial Mortgage-Backed Securities	–	51,666,187	–	51,666,187
U.S. Treasury Obligations	–	114,824,432	–	114,824,432
Short-Term Investments
Commercial Paper	–	4,947,000	–	4,947,000
Repurchase Agreements	–	8,216,174	–	8,216,174
Total	$–	$769,121,748	$2,516,277	$771,638,025

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND February 28, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$500,702	$–	$500,702
Liabilities	–	(10,815)	–	(10,815)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	17,422	–	17,422
Liabilities	–	(160,912)	–	(160,912)
Centrally Cleared CPI Swap Contracts
Assets	–	24,386,375	–	24,386,375
Liabilities	–	(2,544,737)	–	(2,544,737)
OTC CPI Swap Contracts
Assets	–	7,379,702	–	7,379,702
Liabilities	–	(2,978,003)	–	(2,978,003)
Futures Contracts
Assets	1,009,389	–	–	1,009,389
Liabilities	(264,839)	–	–	(264,839)
Total	$744,550	$26,589,734	$–	$27,334,284

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.73%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.73%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	9,083,765	$195,482,621
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	46,343,785	438,412,205
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	8,543,036	111,913,772
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	11,276,422	297,020,961
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	15,407,092	264,539,772
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	3,864,206	206,425,864
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	19,113,798	122,137,173
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	5,001,175	101,523,861
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	7,800,781	91,581,173
Lord Abbett Investment Trust-Short Duration Income Fund-Class I*(b)(j)	8,307,295	80,913,050
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	3,864,518	38,838,402
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(l)	2,490,706	51,383,257
Lord Abbett Private Credit Fund(m)(n)(o)	1,750,670	43,906,807
Total Investments in Underlying Funds (cost $1,728,374,308)		2,044,078,918

	Principal Amount

SHORT-TERM INVESTMENTS 0.07%

REPURCHASE AGREEMENTS 0.07%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $1,460,400 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $1,460,854; proceeds: $1,432,538 (cost $1,432,150)	$1,432,150	1,432,150
Total Investments in Securities 99.80% (cost $1,729,806,458)		2,045,511,068
Other Assets and Liabilities – Net(p) 0.20%		4,062,974
Net Assets 100.00%		$2,049,574,042

*	Non-income producing security.
(a)	Affiliated funds (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2026

(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is long-term capital appreciation.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 28, 2026, the value of restricted securities (excluding 144A issues) amounted to $43,906,807 or 2.14% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
CME E-mini S&P 500 Index Futures	March 2026	118	Short	$(40,750,083)	$(40,645,100)	$104,983
ICE U.S. Mini MSCI EAFE Index Futures	March 2026	563	Long	85,022,178	89,097,565	4,075,387
Total Unrealized Appreciation on Futures Contracts						$4,180,370

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$2,000,172,111	$43,906,807	$–	$2,044,078,918
Short-Term Investments
Repurchase Agreements	–	1,432,150	–	1,432,150
Total	$2,000,172,111	$45,338,957	$–	$2,045,511,068
Other Financial Instruments
Futures Contracts
Assets	$4,180,370	$–	$–	$4,180,370
Liabilities	–	–	–	–
Total	$4,180,370	$–	$–	$4,180,370

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND February 28, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.82%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,029,124	$43,666,758
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	32,538,961	307,818,571
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	4,245,605	55,617,429
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,490,882	65,609,836
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	4,494,100	77,163,703
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	742,611	39,670,266
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	10,936,743	69,885,784
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	1,991,715	40,431,811
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	2,720,220	31,935,378
Lord Abbett Investment Trust-Short Duration Income Fund-Class I*(b)(j)	3,241,910	31,576,206
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	1,385,179	13,921,050
Lord Abbett Private Credit Fund(l)(m)(n)	765,917	19,209,215
Total Investments in Underlying Funds (cost $721,038,101)		796,506,007

	Principal Amount

SHORT-TERM INVESTMENTS 0.09%

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $736,900 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $747,111; proceeds: $732,594 (cost $732,396)	$732,396	732,396
Total Investments in Securities 99.91% (cost $721,770,497)		797,238,403
Other Assets and Liabilities – Net(o) 0.09%		731,694
Net Assets 100.00%		$797,970,097

*	Non-income producing security.
(a)	Affiliated funds (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND February 28, 2026

(l)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(m)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At February 28, 2026, the value of restricted securities (excluding 144A issues) amounted to $19,209,215 or 2.41% of net assets.
(n)	Fund is a business development company under the Investment Company Act of 1940.
(o)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
CME E-mini S&P 500 Index Futures	March 2026	29	Short	$(10,014,851)	$(9,989,050)	$25,801
ICE U.S. Mini MSCI EAFE Index Futures	March 2026	125	Long	18,893,089	19,781,875	888,786
Total Unrealized Appreciation on Futures Contracts						$914,587

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$777,296,792	$19,209,215	$–	$796,506,007
Short-Term Investments
Repurchase Agreements	–	732,396	–	732,396
Total	$777,296,792	$19,941,611	$–	$797,238,403
Other Financial Instruments
Futures Contracts
Assets	$914,587	$–	$–	$914,587
Liabilities	–	–	–	–
Total	$914,587	$–	$–	$914,587

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.62%

ASSET-BACKED SECURITIES 24.72%

Automobiles 11.52%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$933,589	$950,010
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	1,109,254	1,116,267
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	1,069,127	1,076,428
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	731,747	737,026
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.167% (30 day USD SOFR Average + 1.50%)	#	12/26/2031	395,275	396,873
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,278,605
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	862,466
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,055,133	1,068,400
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%		3/15/2030	1,415,000	1,422,667
Carvana Auto Receivables Trust Series 2023-P3 Class A4†	5.71%		7/10/2029	965,000	989,410
Carvana Auto Receivables Trust Series 2023-P4 Class A3†	6.16%		10/10/2028	1,050,440	1,059,610
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,110,000	1,134,397
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,645,100	1,660,979
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	343,980	345,736
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,217,826
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,040,000	1,057,497
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	850,000	861,761
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,510,000	1,516,418
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	1,545,000	1,583,458
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,135,943	1,153,566
Exeter Automobile Receivables Trust Series 2023-3A Class C	6.21%		6/15/2028	523,186	525,278

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	$1,462,574	$1,474,179
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	1,301,765	1,306,855
Fifth Third Auto Trust Series 2023-1 Class A4	5.52%	2/17/2031	1,565,000	1,590,872
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	2,260,000	2,284,165
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%	8/15/2035	1,560,000	1,593,092
GM Financial Automobile Leasing Trust Series 2026-1 Class A4	3.98%	1/22/2030	1,165,000	1,171,652
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	1,062,761	1,073,421
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class B	5.28%	10/16/2029	794,000	814,492
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	1,463,177	1,469,943
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	481,525	483,947
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,208,413
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	2,726,747	2,756,963
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,419,960
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	1,098,624	1,112,332
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,554,486
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	830,336	835,098
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	73,066	73,151
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	1,330,000	1,346,924
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	141,286	141,793
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	1,147,890	1,153,034
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	752,423
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%	12/15/2028	272,790	272,855
Porsche Financial Auto Securitization Trust Series 2024-1A Class A4†	4.49%	12/22/2032	1,605,000	1,624,927

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2023-A Class A2†	6.026%		6/15/2033	$1,333,781	$1,356,414
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%		6/15/2032	917,201	934,956
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	2,155,896	2,169,093
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	2,029,000	2,052,540
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	1,240,000	1,256,115
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	2,630,000	2,661,203
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%		9/15/2031	1,035,000	1,058,034
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%		1/22/2029	955,000	961,824
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	1,585,000	1,604,945
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	1,640,000	1,658,131
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	2,200,000	2,258,469
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	1,125,000	1,135,005
Westlake Automobile Receivables Trust Series 2025-2A Class B†	4.63%		1/15/2031	2,165,000	2,184,907
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	1,630,000	1,633,546
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	1,890,205	1,912,401
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	722,155	729,630
Total					76,096,868

Other 13.18%
1988 CLO 5 Ltd. Series 2024-5A Class A1†	5.212% (3 mo. USD Term SOFR + 1.54%)	#	7/15/2037	600,000	601,799
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	4.871% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	2,170,000	2,172,895
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	1,050,000	1,060,273
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,535,000	1,547,653

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	$980,000	$984,980
AGL CLO 14 Ltd. Series 2021-14A Class AR†	4.80% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	1,500,000	1,501,944
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	819,318	827,226
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.888% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	3,100,000	3,101,510
ARES LX CLO Ltd. Series 2021-60A Class AR2†	4.628% (3 mo. USD Term SOFR + 0.96%)	#	7/18/2034	2,750,000	2,750,806
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	4.818% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	1,330,000	1,331,591
Barings CLO Ltd. Series 2021-3A Class AR†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	1/18/2035	1,050,000	1,051,231
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	7/15/2031	1,550,000	1,551,471
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.919% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	800,000	797,268
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	1,290,000	1,294,721
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.172% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	1,250,000	1,251,322
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class AJR3†	4.868% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2032	1,500,000	1,501,380
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	4.868% (3 mo. USD Term SOFR + 1.20%)	#	4/25/2034	820,000	818,729
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.727% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	2,341,215	2,344,071
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	1,520,873	1,532,598
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	888,479
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.946% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	2,040,000	2,044,341

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	$1,270,000	$1,270,653
Dryden 45 Senior Loan Fund Series 2016-45A Class BRR†	5.322% (3 mo. USD Term SOFR + 1.65%)	#	10/15/2030	800,000	801,682
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	1,830,000	1,833,847
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A Class A1R2†	4.778% (3 mo. USD Term SOFR + 1.11%)	#	4/20/2035	2,500,000	2,505,745
Gracie Point International Funding LLC Series 2025-1A Class A†	5.181% (30 day USD SOFR Average + 1.50%)	#	8/15/2028	1,065,000	1,067,250
Granite Park Equipment Leasing LLC Series 2023-1A Class A3†	6.46%		9/20/2032	268,605	268,871
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	4.799% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	36,326	36,304
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	1,035,000	1,043,427
HPS Loan Management Ltd. Series 2021-16A Class A1R†	4.781% (3 mo. USD Term SOFR + 1.11%)	#	1/23/2035	1,560,000	1,560,778
KKR CLO 40 Ltd. Series 40A Class AR†	4.968% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	250,000	250,181
LCM 33 Ltd. Series 33A Class AR†	4.848% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	1,450,000	1,450,587
LCM 34 Ltd. Series 34A Class A1R†	4.848% (3 mo. USD Term SOFR + 1.18%)	#	10/20/2034	1,820,000	1,821,744
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.208% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	95,968	95,850
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	1,280,000	1,283,389
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,520,000	1,556,971
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.271% (3 mo. USD Term SOFR + 1.60%)	#	7/23/2032	3,120,000	3,124,686
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	1,245,000	1,266,548

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.348% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	$750,000	$751,332
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.152% (3 mo. USD Term SOFR + 1.48%)	#	7/15/2037	1,550,000	1,551,779
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	491,517	493,999
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.762% (3 mo. USD Term SOFR + 1.09%)	#	10/15/2033	1,500,000	1,500,937
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.658% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	1,550,000	1,550,000
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	1,955,000	2,027,769
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	357,177	357,914
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	1,578,932	1,588,815
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	1,765,000	1,772,152
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	1,555,000	1,573,082
Post CLO Ltd. Series 2021-1A Class BR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	1,250,000	1,251,232
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	967,757	976,669
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,700,000	1,736,517
Symphony CLO XVIII Ltd. Series 2016-18A Class AR4†	4.901% (3 mo. USD Term SOFR + 1.23%)	#	10/23/2037	380,000	380,628
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.728% (3 mo. USD Term SOFR + 1.06%)	#	1/25/2035	3,100,000	3,101,017
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	1,380,000	1,382,144
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	318,276	322,187
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.94% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2035	830,000	831,096
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,064,625	1,085,430
Verdant Receivables LLC Series 2024-1A Class C†	6.25%		12/12/2031	1,190,000	1,238,724

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	$586,825	$589,513
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	1,413,119	1,421,014
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.118% (3 mo. USD Term SOFR + 1.45%)	#	10/20/2031	1,890,000	1,892,816
Wellfleet CLO Ltd. Series 2021-3A Class AR†	4.872% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2035	1,360,000	1,361,825
Wind River CLO Ltd. Series 2022-1A Class AR†	5.018% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2035	1,000,000	1,000,331
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	1,940,000	1,948,244
Zais CLO 16 Ltd. Series 2020-16A Class A1R2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	10/20/2034	1,150,000	1,149,830
Total					87,031,797

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	108,941	101,178
Total Asset-Backed Securities (cost $162,653,170)					163,229,843

CORPORATE BONDS 38.19%

Aerospace/Defense 0.11%
Boeing Co.	6.298%		5/1/2029	711,000	757,822

Agriculture 0.19%
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	326,000	324,993
Japan Tobacco, Inc. (Japan)†(a)	5.25%		6/15/2030	870,000	909,243
Total					1,234,236

Airlines 0.33%
Air Canada Pass-Through Trust Class A (Canada)†(a)	3.60%		9/15/2028	899,464	891,202
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	1,271,167	1,302,583
Total					2,193,785

Auto Manufacturers 0.60%
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	456,465
General Motors Financial Co., Inc.	5.00%		7/15/2027	325,000	329,284
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	218,240
General Motors Financial Co., Inc.(b)	5.40%		5/8/2027	37,000	37,590
General Motors Financial Co., Inc.	5.65%		1/17/2029	2,257,000	2,342,153
Hyundai Capital America†	4.90%		6/23/2028	567,000	577,405
Total					3,961,137

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 6.77%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	$300,000	$303,772
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	284,776
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	702,000	694,008
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%)	#	3/20/2030	636,000	662,533
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,531,430
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%)	#	9/30/2028	249,269	241,021
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	259,000	264,425
BNP Paribas SA (France)†(a)	5.283% (SOFR + 1.28%)	#	11/19/2030	224,000	232,108
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	200,097
Canadian Imperial Bank of Commerce (Canada)(a)	4.283% (SOFR + 0.79%)	#	1/29/2030	460,000	463,161
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	3,245,000	3,241,069
Citigroup, Inc.	4.643% (SOFR + 1.14%)	#	5/7/2028	1,101,000	1,108,827
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	1,234,000	1,252,667
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	839,000	864,608
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	650,000	655,528
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	556,000	581,452
Federation des Caisses Desjardins du Quebec (Canada)†(a)	4.565%		8/26/2030	216,000	218,940
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	812,000	827,151
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	2,287,000	2,256,005
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%)	#	1/21/2029	1,616,000	1,617,088
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	3,231,000	3,348,677
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	2,087,000	2,160,881

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(a)(b)	4.899% (SOFR + 1.03%)	#	3/3/2029	$549,000	$558,011
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	2,147,000	2,205,996
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	754,000	749,914
Morgan Stanley	4.133% (SOFR + 0.91%)	#	10/18/2029	396,000	396,663
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	574,000	576,085
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	394,000	395,009
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	549,000	559,061
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	2,500,000	2,572,758
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,358,572
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%)	#	5/13/2031	590,000	606,163
Santander U.K. Group Holdings PLC (United Kingdom)(a)	4.32% (SOFR + 1.07%)	#	9/22/2029	348,000	349,351
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	408,054
Standard Chartered PLC (United Kingdom)†(a)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	448,000	449,356
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	332,000	338,427
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%)	#	7/6/2027	266,000	267,889
Standard Chartered PLC (United Kingdom)†(a)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	335,000	343,255
Toronto-Dominion Bank (Canada)(a)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	425,000	423,456
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	248,000	257,399
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	1,835,000	1,896,118
Westpac Banking Corp. (Australia)(a)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	225,000	225,143

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Zions Bancorp NA	4.483% (SOFR + 1.06%)	#	2/9/2029	$1,879,000	$1,880,139
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	856,000	860,952
Total					44,687,995

Beverages 0.24%
Bacardi Ltd.†	4.70%		5/15/2028	1,153,000	1,164,874
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	441,000	443,744
Total					1,608,618

Biotechnology 0.36%
Illumina, Inc.	4.65%		9/9/2026	305,000	306,080
Illumina, Inc.	4.75%		12/12/2030	470,000	477,593
Royalty Pharma PLC	4.45%		3/25/2031	464,000	467,036
Royalty Pharma PLC	5.15%		9/2/2029	1,104,000	1,141,818
Total					2,392,527

Commercial Services 0.67%
Global Payments, Inc.	2.15%		1/15/2027	941,000	926,170
Global Payments, Inc.	4.50%		11/15/2028	681,000	682,759
Global Payments, Inc.	4.875%		11/15/2030	547,000	546,572
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	549,000	562,306
Triton Container International Ltd.†	2.05%		4/15/2026	1,700,000	1,694,367
Total					4,412,174

Diversified Financial Services 3.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%		4/15/2027	267,000	273,766
Air Lease Corp.	4.625%		10/1/2028	1,257,000	1,269,145
Air Lease Corp.	5.30%		2/1/2028	1,278,000	1,305,076
Aircastle Ltd./Aircastle Ireland DAC†	5.00%		9/15/2030	273,000	279,221
Atlas Warehouse Lending Co. LP†	4.625%		11/15/2028	1,454,000	1,454,498
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	2,990,000	3,134,481
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,829,650
Aviation Capital Group LLC†	3.50%		11/1/2027	578,000	571,991
Aviation Capital Group LLC†	4.25%		4/30/2029	208,000	208,058
Avilease Capital Ltd. (Cayman Islands)†(a)	4.75%		11/12/2030	739,000	737,027
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	80,000	77,892
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.20%		4/15/2029	297,000	296,257
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		3/1/2029	326,000	339,403
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		11/15/2029	464,000	485,178

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	$759,000	$791,195
Equitable America Global Funding†	4.30%		12/15/2028	1,973,000	1,983,996
Equitable America Global Funding†	4.65%		6/9/2028	334,000	337,926
LPL Holdings, Inc.†	4.625%		11/15/2027	1,869,000	1,869,020
LPL Holdings, Inc.	4.90%		4/3/2028	263,000	266,205
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,056
LPL Holdings, Inc.	6.75%		11/17/2028	222,000	235,510
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	6.40%		3/26/2029	1,439,000	1,517,856
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	977,074
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	814,000	820,931
Voya Global Funding†	4.60%		11/24/2030	738,000	749,523
Total					21,995,935

Electric 3.25%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	752,000	754,594
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	179,396
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	2,144,000	2,188,391
Cleco Corporate Holdings LLC	3.375%		9/15/2029	1,040,000	991,441
Cleco Corporate Holdings LLC	3.743%		5/1/2026	441,000	440,343
Constellation Energy Generation LLC†	5.00%		2/1/2031	2,146,000	2,178,850
DTE Energy Co.	5.10%		3/1/2029	514,000	528,938
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	1,006,000	998,347
Enel Finance International NV (Netherlands)†(a)	4.125%		9/30/2028	260,000	260,620
Enel Finance International NV (Netherlands)†(a)	4.375%		9/30/2030	340,000	341,839
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	859,164
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	871,507
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	310,932
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	437,885
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	398,000	404,334
NorthWestern Corp.†	5.073%		3/21/2030	1,848,000	1,907,412
NRG Energy, Inc.†	2.45%		12/2/2027	1,100,000	1,066,324
Pacific Gas & Electric Co.	5.00%		6/4/2028	327,000	333,177
Pacific Gas & Electric Co.	5.45%		6/15/2027	145,000	147,456
Pacific Gas & Electric Co.	6.10%		1/15/2029	1,536,000	1,613,501
PSEG Power LLC†	5.20%		5/15/2030	331,000	341,697
System Energy Resources, Inc.	6.00%		4/15/2028	2,149,000	2,232,234
Vistra Operations Co. LLC†	3.70%		1/30/2027	304,000	302,975
Vistra Operations Co. LLC†	4.30%		10/15/2028	1,300,000	1,301,951

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	4.70%	1/31/2031	$346,000	$348,142
Vistra Operations Co. LLC†	5.05%	12/30/2026	131,000	132,484
Total				21,473,934

Electrical Components & Equipment 0.08%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	548,000	555,748

Engineering & Construction 0.36%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	761,000	800,018
Mexico City Airport Trust (Mexico)(a)	4.25%	10/31/2026	1,600,000	1,593,880
Total				2,393,898

Entertainment 0.26%
Flutter Treasury DAC (Ireland)†(a)	6.375%	4/29/2029	1,688,000	1,735,478

Environmental Control 0.21%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,355,430

Food 0.22%
Conagra Brands, Inc.	4.85%	11/1/2028	1,407,000	1,427,250

Gas 0.53%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	978,060
National Fuel Gas Co.	5.50%	3/15/2030	1,530,000	1,592,841
Southwest Gas Corp.	5.80%	12/1/2027	883,000	909,343
Total				3,480,244

Health Care-Products 0.37%
Baxter International, Inc.	2.272%	12/1/2028	685,000	647,824
Baxter International, Inc.	4.90%	12/15/2030	1,532,000	1,542,278
Solventum Corp.	5.40%	3/1/2029	271,000	281,069
Total				2,471,171

Health Care-Services 1.75%
Adventist Health System	4.742%	12/1/2030	1,546,000	1,565,606
Beth Israel Lahey Health, Inc.	4.717%	7/1/2030	1,299,000	1,314,148
Centene Corp.	2.45%	7/15/2028	713,000	672,328
Centene Corp.	3.00%	10/15/2030	686,000	618,283
Centene Corp.	4.25%	12/15/2027	2,302,000	2,289,441
CommonSpirit Health	4.352%	9/1/2030	1,350,000	1,356,679
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	265,000	267,425
Icon Investments Six DAC (Ireland)(a)(b)	5.849%	5/8/2029	3,358,000	3,438,924
Total				11,522,834

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance 3.67%
AEGON Funding Co. LLC†	5.50%	4/16/2027	$1,693,000	$1,717,328
Aon Corp.	8.205%	1/1/2027	503,000	518,778
Assurant, Inc.	4.90%	3/27/2028	899,000	910,873
Athene Global Funding†	2.717%	1/7/2029	1,017,000	966,164
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,764,415
Brighthouse Financial Global Funding†	2.00%	6/28/2028	2,970,000	2,794,433
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	668,428
CNO Global Funding†	4.375%	9/8/2028	346,000	346,800
CNO Global Funding†	4.70%	12/11/2030	980,000	982,989
CNO Global Funding†	4.875%	12/10/2027	379,000	382,827
CNO Global Funding†	5.875%	6/4/2027	681,000	694,477
Corebridge Global Funding†	4.25%	8/21/2028	2,233,000	2,240,674
Corebridge Global Funding†	4.55%	1/9/2031	343,000	344,283
Corebridge Global Funding†	5.20%	1/12/2029	244,000	251,315
Equitable Financial Life Global Funding†	5.45%	3/3/2028	339,000	347,712
F&G Global Funding†	4.50%	1/9/2029	286,000	283,865
F&G Global Funding†	4.65%	9/8/2028	226,000	225,385
GA Global Funding Trust†	4.50%	9/18/2030	177,000	174,309
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	308,878
Jackson National Life Global Funding†	4.55%	9/9/2030	589,000	590,230
Jackson National Life Global Funding†	4.70%	6/5/2028	787,000	794,503
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	669,080
Lincoln Financial Global Funding†	4.20%	1/12/2029	171,000	170,603
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	569,000	572,569
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	387,706
Principal Life Global Funding II†	5.10%	1/25/2029	479,000	491,340
Protective Life Global Funding†	5.763%	7/5/2030	923,000	976,467
RGA Global Funding†	4.35%	8/25/2028	2,233,000	2,246,323
RGA Global Funding†	5.448%	5/24/2029	363,000	377,034
Sammons Financial Group Global Funding†	5.05%	1/10/2028	244,000	248,370
Sammons Financial Group Global Funding†	5.10%	12/10/2029	328,000	336,889
Western-Southern Global Funding†	4.50%	7/16/2028	460,000	464,336
Total				24,249,383

Internet 0.41%
Meta Platforms, Inc.	4.20%	11/15/2030	892,000	900,060
Uber Technologies, Inc.†	4.50%	8/15/2029	1,787,000	1,789,804
Total				2,689,864

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Investment Companies 0.47%
Blackstone Private Credit Fund	4.95%	9/26/2027	$786,000	$786,162
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,304,626
Total				3,090,788

Leisure Time 0.99%
Carnival Corp.†	4.00%	8/1/2028	3,399,000	3,377,480
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,025,000	1,019,234
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	2,150,000	2,166,761
Total				6,563,475

Lodging 0.11%
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	702,559
Las Vegas Sands Corp.	5.90%	6/1/2027	46,000	46,813
Total				749,372

Machinery: Construction & Mining 0.20%
Vertiv Group Corp.†	4.125%	11/15/2028	1,294,000	1,289,628

Machinery-Diversified 0.24%
CNH Industrial Capital LLC	4.75%	3/21/2028	147,000	149,021
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	510,242
Regal Rexnord Corp.	6.30%	2/15/2030	869,000	928,111
Total				1,587,374

Media 0.20%
Fox Corp.	4.709%	1/25/2029	1,286,000	1,305,927

Mining 0.30%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	200,000	198,942
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	238,000	240,043
Glencore Funding LLC†	4.907%	4/1/2028	164,000	167,128
Glencore Funding LLC†	5.186%	4/1/2030	479,000	495,802
Glencore Funding LLC†	5.371%	4/4/2029	618,000	640,758
Glencore Funding LLC†	5.40%	5/8/2028	201,000	206,716
Total				1,949,389

Oil & Gas 3.46%
Antero Resources Corp.†	5.375%	3/1/2030	1,016,000	1,032,678
APA Corp.	7.75%	12/15/2029	1,500,000	1,655,617
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,957,658
Continental Resources, Inc.	4.375%	1/15/2028	994,000	996,305
EOG Resources, Inc.	4.40%	1/15/2031	1,770,000	1,791,156

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
EQT Corp.†	3.125%	5/15/2026	$729,000	$726,894
EQT Corp.	6.375%	4/1/2029	1,726,000	1,783,895
EQT Corp.	7.50%	6/1/2030	267,000	296,700
Expand Energy Corp.†	5.875%	2/1/2029	1,699,000	1,699,852
Expand Energy Corp.†	6.75%	4/15/2029	2,554,000	2,561,463
HF Sinclair Corp.	5.00%	2/1/2028	913,000	912,150
KazMunayGas National Co. JSC (Kazakhstan)(a)	4.75%	4/19/2027	1,000,000	1,005,240
Occidental Petroleum Corp.	6.125%	1/1/2031	1,340,000	1,441,175
Occidental Petroleum Corp.	6.625%	9/1/2030	161,000	174,357
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	2,078,000	2,064,973
Viper Energy Partners LLC	4.90%	8/1/2030	1,702,000	1,737,410
Total				22,837,523

Pharmaceuticals 0.63%
AbbVie, Inc.(d)	3.775%	3/3/2028	1,123,000	1,124,646
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	410,000	411,571
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,144,668
Bayer U.S. Finance LLC†	6.375%	11/21/2030	426,000	458,933
Total				4,139,818

Pipelines 0.96%
DT Midstream, Inc.†	4.125%	6/15/2029	1,513,000	1,502,818
Energy Transfer LP†	6.00%	2/1/2029	1,314,000	1,327,967
Sabal Trail Transmission LLC†	4.246%	5/1/2028	2,000,000	1,998,919
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	465,000	470,181
Western Midstream Operating LP	6.35%	1/15/2029	1,013,000	1,070,640
Total				6,370,525

REITS 2.53%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,089,911
Crown Castle, Inc.	4.80%	9/1/2028	206,000	209,567
Crown Castle, Inc.	5.00%	1/11/2028	205,000	208,661
EPR Properties	4.75%	11/15/2030	575,000	576,942
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	454,000	459,520
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	1,210,000	1,236,201
Host Hotels & Resorts LP	4.25%	12/15/2028	3,073,000	3,087,284
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,265,000	1,256,858
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	1,960,000	1,942,177

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	$707,000	$708,239
Regency Centers LP	2.95%	9/15/2029	891,000	862,494
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	497,680
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	1,450,000	1,429,992
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	1,600,000	1,598,972
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	551,123
WEA Finance LLC†	2.875%	1/15/2027	483,000	477,447
WEA Finance LLC†	4.125%	9/20/2028	532,000	530,101
Total				16,723,169

Retail 0.34%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	2,245,000	2,222,860

Semiconductors 0.72%
Foundry JV Holdco LLC†	5.50%	1/25/2031	275,000	287,152
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,232,000	2,356,696
Intel Corp.	5.125%	2/10/2030	1,573,000	1,624,079
Microchip Technology, Inc.	5.05%	3/15/2029	465,000	477,260
Total				4,745,187

Software 1.17%
Fidelity National Information Services, Inc.	3.75%	5/21/2029	342,000	337,184
Fiserv, Inc.	4.20%	10/1/2028	1,090,000	1,090,693
Oracle Corp.	4.45%	9/26/2030	1,636,000	1,605,014
Oracle Corp.	4.55%	2/4/2029	1,000,000	1,002,122
Oracle Corp.	4.80%	8/3/2028	1,099,000	1,111,081
Oracle Corp.	4.95%	2/4/2031	1,155,000	1,152,970
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,452,685
Total				7,751,749

Telecommunications 0.89%
AT&T Mobility LLC	7.125%	12/15/2031	1,250,000	1,404,074
Deutsche Telekom International Finance BV (Netherlands)(a)	8.75%	6/15/2030	602,000	706,519
Frontier Communications Holdings LLC	5.875%	11/1/2029	2,212,000	2,236,852
Frontier Communications Holdings LLC†	8.625%	3/15/2031	950,000	993,034
Frontier Communications Holdings LLC†	8.75%	5/15/2030	46,000	47,461
Sprint Capital Corp.	6.875%	11/15/2028	470,000	504,282
Total				5,892,222

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Toys/Games/Hobbies 0.54%
Hasbro, Inc.	3.90%	11/19/2029	$1,502,000	$1,489,690
Mattel, Inc.	5.00%	11/17/2030	2,064,000	2,096,291
Total				3,585,981

Transportation 0.73%
Pacific National Finance Pty. Ltd. (Australia)(a)	4.75%	3/22/2028	3,100,000	3,085,752
XPO, Inc.†	6.25%	6/1/2028	1,697,000	1,727,465
Total				4,813,217
Total Corporate Bonds (cost $249,049,305)				252,217,667

FLOATING RATE LOANS(e) 1.78%

Aerospace/Defense 0.14%
RTX Corp. Term Loan	4.892% (1 mo. USD Term SOFR + 1.13%)	11/6/2026	900,000	901,125

Computers 0.22%
Hewlett Packard Enterprise Co. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)	9/12/2029	1,425,334	1,427,115

Electronics 0.28%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.543% (3 mo. USD Term SOFR + 0.88%)	8/22/2028	1,178,000	1,173,583
Honeywell International, Inc. Term Loan A1	4.548% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	687,500	687,500
Total				1,861,083

Health Care Products 0.01%
Solventum Corp. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)	3/8/2027	99,561	99,810

Oil & Gas 0.14%
Diamondback E&P LLC Delayed Draw Term Loan	5.018% (1 mo. USD Term SOFR + 1.25%)	11/5/2027	928,033	929,193

Pipelines 0.09%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.022% (3 mo. USD Term SOFR + 1.35%)	10/14/2026	631,000	630,844

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts 0.28%
Invitation Homes Operating Partnership LP 2024 Term Loan	4.51% (1 mo. USD Term SOFR + 0.85%)		9/9/2028	$1,856,000	$1,856,000

Regional 0.11%
Seminole Tribe of Florida 2022 Term Loan A	4.836% (3 mo. USD Term SOFR + 1.00%)		5/13/2027	722,222	722,222

Retail 0.51%
KFC Holding Co. 2021 Term Loan B	5.529% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	1,449,693	1,457,391
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%)		9/15/2028	1,895,000	1,885,525
Total					3,342,916
Total Floating Rate Loans (cost $11,787,907)					11,770,308

FOREIGN GOVERNMENT OBLIGATIONS(a) 1.31%

Bermuda 0.55%
Bermuda Government International Bonds	3.717%		1/25/2027	3,600,000	3,605,652

Italy 0.22%
Cassa Depositi e Prestiti SpA†	4.375%		10/1/2030	1,470,000	1,485,054

Kazakhstan 0.07%
Baiterek National Investment Holding JSC†	5.45%		5/8/2028	436,000	445,470

Romania 0.39%
Romania Government International Bonds	5.25%		11/25/2027	2,550,000	2,595,188

Saudi Arabia 0.08%
Saudi Government International Bonds†	5.125%		1/13/2028	490,000	500,597
Total Foreign Government Obligations (cost $8,514,677)					8,631,961

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.92%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K100 Class A2 (Cost $5,966,001)	2.673%		9/25/2029	6,290,000	6,080,968

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.41%
Federal Home Loan Mortgage Corp.	5.14% (30 day USD SOFR Average + 2.15%)	#	12/1/2055	1,936,615	1,983,026
Federal Home Loan Mortgage Corp.	5.384% (30 day USD SOFR Average + 2.17%)	#	8/1/2055	265,623	272,170

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS(continued)
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	$418,054	$426,136
Federal Home Loan Mortgage Corp.	5.513% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	721,034	738,955
Federal Home Loan Mortgage Corp.	5.633% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	399,413	410,931
Federal Home Loan Mortgage Corp.	5.87% (30 day USD SOFR Average + 2.11%)	#	5/1/2055	511,863	529,064
Federal Home Loan Mortgage Corp.	5.999% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	260,170	270,026
Federal National Mortgage Association	5.051% (30 day USD SOFR Average + 2.08%)	#	12/1/2055	1,983,973	2,032,359
Federal National Mortgage Association	5.471% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	157,371	160,860
Federal National Mortgage Association	5.549% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	91,157	93,738
Federal National Mortgage Association	5.72% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	592,869	612,063
Federal National Mortgage Association	5.895% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	154,398	159,718
Federal National Mortgage Association	5.985% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	2,085,549	2,165,974
Government National Mortgage Association	7.00%		4/20/2054 - 9/20/2054	4,924,343	5,116,457
Uniform Mortgage-Backed Security(f)	4.50%		TBA	1,237,000	1,241,876
Uniform Mortgage-Backed Security(f)	5.00%		TBA	2,629,000	2,667,630
Uniform Mortgage-Backed Security(f)	5.50%		TBA	3,560,000	3,651,309
Total Government Sponsored Enterprises Pass-Throughs (cost $22,444,346)					22,532,292

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.92%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,267,634	1,253,482
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	2,480,000	2,610,385
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	3,102,369
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,400,000	1,480,497
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	227,174	216,664

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$1,050,000	$1,112,277
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,040,000	1,097,227
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	210,893	197,511
Benchmark Mortgage Trust Series 2021-B28 Class A2	1.786%		8/15/2054	1,105,006	1,088,092
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,430,000	1,495,096
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,040,000	2,152,665
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(g)	8/15/2058	690,000	724,170
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	940,000	993,225
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	750,000	779,293
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	166,370	165,277
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	1,560,000	1,549,923
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,517,244
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	4.667% (30 day USD SOFR Average + 1.00%)	#	12/25/2041	58,130	58,134
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	280,465	280,056
GS Mortgage Securities Trust Series 2016-GS4 Class A3	3.178%		11/10/2049	1,457,539	1,450,428
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	1,150,000	1,136,424
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	2,010,000	1,937,719
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,990,000	2,097,073
UBS Commercial Mortgage Trust Series 2018-C9 Class A4	4.117%	#(g)	3/15/2051	950,000	943,834
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,600,000	1,686,528
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,316,000	1,387,422
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,055,184)					32,513,015

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 22.37%
U.S. Treasury Notes	3.50%	12/15/2028	$6,551,000	$6,571,216
U.S. Treasury Notes	3.75%	8/15/2027	17,426,000	17,502,919
U.S. Treasury Notes	3.875%	10/15/2027	28,874,900	29,079,054
U.S. Treasury Notes	4.00%	12/15/2027	27,543,500	27,827,542
U.S. Treasury Notes	4.00%	2/29/2028	35,379,000	35,790,834
U.S. Treasury Notes	4.25%	3/15/2027	14,146,000	14,253,071
U.S. Treasury Notes	4.625%	6/15/2027	16,444,000	16,682,310
Total U.S. Treasury Obligations (cost $146,965,480)				147,706,946
Total Long-Term Investments (cost $639,436,070)				644,683,000

SHORT-TERM INVESTMENTS 2.84%

COMMERCIAL PAPER 0.43%

Diversified Financial Services 0.43%
Aviation Capital Group LLC† (cost $2,867,696)	3.874%	3/2/2026	2,868,000	2,868,000

REPURCHASE AGREEMENTS 1.83%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $1,452,000 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $1,472,151; proceeds: $1,443,484 (cost $1,443,093)			1,443,093	1,443,093
Repurchase Agreement dated 2/27/2026, 3.540% due 3/2/2026 with JPMorgan Securities LLC collateralized by $11,876,000 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $10,845,918; proceeds: $10,632,136 (cost $10,629,000)			10,629,000	10,629,000
Total Repurchase Agreements (cost $12,072,093)				12,072,093

TIME DEPOSITS 0.06%
CitiBank N.A.(h) (cost $380,537)			380,537	380,537

			Shares

MONEY MARKET FUNDS 0.52%
Fidelity Government Portfolio(h) (cost $3,444,489)			3,444,489	3,444,489
Total Short-Term Investments (cost $18,764,815)				18,765,119
Total Investments in Securities 100.46% (cost $658,200,885)				663,448,119
Other Assets and Liabilities – Net(i) (0.46)%				(3,027,569)
Net Assets 100.00%				$660,420,550

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND February 28, 2026

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $247,973,424, which represents 37.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

Centrally Cleared Interest Rate Swap Contracts at February 28, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	3.266%	2/18/2029	$22,900,000	$–	$57,710	$57,710

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$8,700,000	$–	$(117,607)	$(117,607)
Goldman Sachs(2)	12-Month USD SOFR Index	3.221%	12/31/2027	38,900,000	–	(7,829)	(7,829)
Total					$–	$(125,436)	$(125,436)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	817	Long	$170,733,289	$170,976,399	$243,110

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND February 28, 2026

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2026	397	Short	$(43,548,119)	$(43,725,828)	$(177,709)

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$163,229,843	$–	$163,229,843
Corporate Bonds	–	252,217,667	–	252,217,667
Floating Rate Loans	–	11,770,308	–	11,770,308
Foreign Government Obligations	–	8,631,961	–	8,631,961
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	6,080,968	–	6,080,968
Government Sponsored Enterprises Pass-Throughs	–	22,532,292	–	22,532,292
Non-Agency Commercial Mortgage-Backed Securities	–	32,513,015	–	32,513,015
U.S. Treasury Obligations	–	147,706,946	–	147,706,946
Short-Term Investments
Commercial Paper	–	2,868,000	–	2,868,000
Repurchase Agreements	–	12,072,093	–	12,072,093
Time Deposits	–	380,537	–	380,537
Money Market Funds	3,444,489	–	–	3,444,489
Total	$3,444,489	$660,003,630	$–	$663,448,119
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$57,710	$–	$57,710
Liabilities	–	(125,436)	–	(125,436)
Futures Contracts
Assets	243,110	–	–	243,110
Liabilities	(177,709)	–	–	(177,709)
Total	$65,401	$(67,726)	$–	$(2,325)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.02%

ASSET-BACKED SECURITIES 23.69%

Automobiles 7.28%
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	$15,967,121	$16,068,059
Ally Bank Auto Credit-Linked Notes Series 2025-A Class C†	4.844%		6/15/2033	20,918,464	21,076,254
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	12,662,644	12,690,940
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,692,461
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	11,442,826	11,520,963
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	33,394,171	33,635,110
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,914,922
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.767% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	16,148,570	16,197,258
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%		2/26/2029	19,305,725	19,481,554
BOF URSA VI Funding Trust I Series 2023-CAR2 Class A2†	5.542%		10/27/2031	4,538,866	4,578,617
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	40,705,688	41,217,488
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,317,250
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%		3/15/2029	43,685,000	43,750,606
CarMax Select Receivables Trust Series 2025-B Class C	4.83%		6/16/2031	15,750,000	16,067,290
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	20,820,000	20,891,046
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	1,116,417	1,108,068
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	28,843,128	28,914,289
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	34,365,857	34,697,563
Chase Auto Owner Trust Series 2024-2A Class A3†	5.52%		6/25/2029	11,947,911	12,118,793
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	49,924,422	50,467,880
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	25,000,000	25,099,947
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	63,465,157	64,280,595
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	20,066,891	20,169,332

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	$78,034,450	$78,449,062
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	14,430,000	14,629,665
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%		4/15/2030	7,883,000	8,041,219
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	42,940,000	43,599,533
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	13,465,613	13,485,009
Enterprise Fleet Financing LLC Series 2025-3 Class A2†	4.50%		4/20/2028	39,750,000	39,961,788
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	22,748,000	23,314,248
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%		4/15/2027	1,757,022	1,755,419
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%		12/15/2028	40,830,000	40,734,119
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	23,480,000	23,958,273
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	15,747,047	15,871,994
Exeter Automobile Receivables Trust Series 2024-2A Class D	5.92%		2/15/2030	10,950,000	11,194,758
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	35,643,000	36,760,718
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%		12/16/2030	15,325,000	15,760,897
Exeter Automobile Receivables Trust Series 2025-2A Class D	5.89%		7/15/2031	29,455,000	30,382,046
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%		11/15/2034	60,000,000	60,074,526
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%		8/15/2035	47,464,000	48,470,835
Ford Credit Auto Owner Trust Series 2023-2 Class A†	5.28%		2/15/2036	15,065,000	15,611,944
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%		9/15/2028	29,242,371	29,514,746
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	55,823,000	56,824,091
GLS Auto Receivables Issuer Trust Series 2021-2A Class E†	2.87%		5/15/2028	11,568,079	11,554,918
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%		2/15/2030	7,364,000	7,611,969

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%	1/16/2029	$19,841,000	$19,967,939
GLS Auto Receivables Issuer Trust Series 2025-3A Class C†	4.69%	5/15/2031	30,000,000	30,430,020
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%	11/15/2029	20,690,000	20,714,712
GM Financial Revolving Receivables Trust Series 2023-2 Class A†	5.77%	8/11/2036	21,560,000	22,690,076
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	118,714,819
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	57,348,465	57,935,163
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	24,582,679	25,010,029
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	19,482,197	19,708,313
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%	1/18/2028	30,000,000	30,261,516
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	83,420,000	84,146,905
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	1,938,502	1,939,100
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	20,080,116
LAD Auto Receivables Trust Series 2026-1A Class A3†	3.92%	4/15/2031	29,760,000	29,881,739
M&T Bank Auto Receivables Trust Series 2025-1A Class A3†	4.73%	6/17/2030	23,320,000	23,674,189
M&T Bank RV Trust Series 2026-1A Class A†	4.35%	1/15/2046	32,940,000	33,293,868
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	66,324,357	66,704,694
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	69,730,000	69,773,135
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	30,000,000	30,352,545
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	53,240,000	53,748,900
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%	3/15/2029	28,635,000	28,699,074
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	18,298,662	18,431,262
Nissan Auto Receivables Owner Trust Series 2025-A Class A3	4.49%	12/17/2029	27,765,000	28,125,590
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	19,037,511	19,211,516
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	18,911,276	18,996,027
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	1,539,831	1,542,323

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	$16,776,000	$16,899,334
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	26,569,298	26,635,732
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	24,150,000	24,436,518
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	29,155,000	30,290,226
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,142,338
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	26,240,000	26,472,911
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	42,110,413	42,176,939
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,605,000	65,945,844
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	60,145,357	60,306,101
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,985,000	32,244,290
Santander Drive Auto Receivables Trust Series 2025-2 Class A2	4.71%	6/15/2028	10,121,813	10,134,164
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	35,527,147	35,618,921
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	67,042,000	67,475,520
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	51,230,000	51,536,028
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	44,530,000	44,643,988
SCCU Auto Receivables Trust Series 2025-1A Class A3†	4.57%	1/15/2031	16,500,000	16,716,810
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	19,775,271	19,893,035
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	20,197,223	20,310,610
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	37,716,730	38,151,872
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	42,850,000	43,148,690
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA Class A3†	4.27%	1/22/2029	65,175,000	65,640,741

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	$8,500,000	$8,681,393
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	15,003,000	15,383,305
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,588,227
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	50,064,493
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,382,129
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	32,400,000	32,592,718
Westlake Automobile Receivables Trust Series 2025-2A Class A3†	4.51%	5/15/2029	24,000,000	24,195,758
Westlake Automobile Receivables Trust Series 2025-2A Class C†	4.85%	1/15/2031	34,030,000	34,505,467
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	45,780,259	46,305,418
World Omni Select Auto Trust Series 2023-A Class C	6.00%	1/16/2029	25,000,000	25,264,432
World Omni Select Auto Trust Series 2025-A Class A3	4.08%	8/15/2031	28,450,000	28,619,130
Total				3,141,954,714

Credit Card 0.53%
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A†	5.40%	12/17/2035	29,021,000	29,236,078
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	20,402,000	20,761,887
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%	9/17/2029	92,200,000	92,725,540	(b)
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	41,992,000	42,251,657
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	43,450,000	44,250,162
Total				229,225,324

Other 15.58%
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%	9/15/2029	16,765,000	16,812,007
Affirm Master Trust Series 2025-1A Class A†	4.99%	2/15/2033	65,727,000	66,370,047
Affirm Master Trust Series 2025-3A Class A†	4.45%	10/16/2034	64,550,000	65,082,086

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	$65,760,000	$66,094,153
AGL CLO 14 Ltd. Series 2021-14A Class AR†	4.80% (3 mo. USD Term SOFR + 1.13%)	#	12/2/2034	15,000,000	15,019,440
AGL CLO 17 Ltd. Series 2022-17A Class AR†	4.62% (3 mo. USD Term SOFR + 0.95%)	#	1/21/2035	8,700,000	8,703,497
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	4.768% (3 mo. USD Term SOFR + 1.10%)	#	1/20/2035	33,090,000	33,138,609
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.618% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	15,704,970	15,688,793
Apex Credit CLO Ltd. Series 2018-2A Class BR3†	4.918% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2031	16,500,000	16,514,520
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.888% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	78,130,000	78,168,049
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	4,395,518	4,314,022
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	11,676,623	10,848,541
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.021% (1 mo. USD Term SOFR + 1.35%)	#	1/20/2043	46,480,000	46,635,555
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.108% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	16,353,907	16,356,101
ARES LX CLO Ltd. Series 2021-60A Class AR2†	4.628% (3 mo. USD Term SOFR + 0.96%)	#	7/18/2034	153,475,000	153,519,968
ARES XLIV CLO Ltd. Series 2017-44A Class A1RR†	4.802% (3 mo. USD Term SOFR + 1.13%)	#	4/15/2034	28,250,000	28,290,652
ASP WHCO Partner 2 LP	6.783%	#(c)	3/29/2029	85,000,000	85,018,641	(b)
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR3†	4.644% (3 mo. USD Term SOFR + 0.98%)	#	4/19/2034	75,005,000	74,992,924
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.70% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	10,000,000	10,010,620
Bain Capital Credit CLO Ltd. Series 2020-5A Class ARR†	4.818% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	20,930,000	20,955,032

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2021-2A Class A1R2†	4.618% (3 mo. USD Term SOFR + 0.97%)	#	7/16/2034	$103,910,000	$103,935,977
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.728% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	27,710,000	27,741,783
Balboa Bay Loan Funding Ltd. Series 2021-1A Class AR†	4.658% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	96,920,000	96,967,006
Ballyrock CLO 20 Ltd. Series 2022-20A Class A1A3†	4.722% (3 mo. USD Term SOFR + 1.05%)	#	10/15/2036	44,530,000	44,553,022
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	4.964% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	28,112,651	28,175,230
Barings CLO Ltd. Series 2021-3A Class AR†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	1/18/2035	71,770,000	71,854,114
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	7/15/2031	20,000,000	20,018,980
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	4/24/2034	57,678,830	57,733,106
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.842% (3 mo. USD Term SOFR + 1.17%)	#	10/15/2038	120,850,000	120,887,463
BDS LLC Series 2025-FL15 Class A†	5.066% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	57,330,000	57,469,642
BDS LLC Series 2025-FL16 Class A†	5.066% (1 mo. USD Term SOFR + 1.40%)	#	7/19/2043	42,710,000	42,790,039
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.919% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	54,530,000	54,343,780
BSPDF Issuer LLC Series 2026-FL3 Class A†(d)	5.10% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	13,240,000	13,248,211
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	36,470,000	36,603,466
Canyon Capital CLO Ltd. Series 2019-2A Class AR2†	4.682% (3 mo. USD Term SOFR + 1.01%)	#	10/15/2034	10,500,000	10,510,133

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Canyon Capital CLO Ltd. Series 2019-2A Class BR2†	5.172% (3 mo. USD Term SOFR + 1.50%)	#	10/15/2034	$13,500,000	$13,514,283
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.702% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	17,350,000	17,357,027
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class AJR3†	4.868% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2032	8,000,000	8,007,360
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class BR4†	5.118% (3 mo. USD Term SOFR + 1.45%)	#	1/20/2032	16,220,000	16,235,182
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.758% (3 mo. USD Term SOFR + 1.09%)	#	4/20/2034	28,820,000	28,837,984
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.748% (3 mo. USD Term SOFR + 1.08%)	#	1/25/2035	35,055,000	35,086,830
Carlyle U.S. CLO Ltd. Series 2022-1A Class A1R†	4.652% (3 mo. USD Term SOFR + 0.98%)	#	4/15/2035	40,000,000	40,011,960
CarVal CLO I Ltd. Series 2018-1A Class AR†	4.901% (3 mo. USD Term SOFR + 1.23%)	#	7/16/2031	4,237,261	4,244,138
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.068% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2032	16,000,000	16,030,528
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	4.868% (3 mo. USD Term SOFR + 1.20%)	#	4/25/2034	55,590,000	55,503,836
Cedar Funding VI CLO Ltd. Series 2016-6A Class AR3†	4.758% (3 mo. USD Term SOFR + 1.09%)	#	4/20/2034	90,000,000	90,029,970
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,215,000	28,418,329
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	46,190,000	47,015,711
Clover CLO LLC Series 2021-3A Class AR†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035	46,460,000	46,504,044
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.718% (3 mo. USD Term SOFR + 1.05%)	#	1/20/2034	39,391,000	39,423,773
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.768% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	35,330,000	35,224,823

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.788% (3 mo. USD Term SOFR + 1.12%)	#	7/24/2034	$89,220,000	$89,282,543
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	10,670,000	10,759,227
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.946% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	95,700,000	95,903,650
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	72,660,000	72,697,347
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	124,920,000	125,182,582
Dryden 95 CLO Ltd. Series 2021-95A Class AR†	4.696% (3 mo. USD Term SOFR + 1.04%)	#	8/20/2034	69,410,000	69,439,916
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.582% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	34,000,000	34,000,000
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.051% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	18,320,000	18,367,921
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059	1,939,551	1,943,544
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	4.799% (1 mo. USD Term SOFR + 1.13%)	#	7/15/2039	5,332,049	5,328,819
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†	5.468% (3 mo. USD Term SOFR + 1.80%)	#	4/17/2034	14,770,000	14,780,723
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	5.109% (3 mo. USD Term SOFR + 1.44%)	#	10/20/2031	73,101	73,152
HPEFS Equipment Trust Series 2025-1A Class A3†	4.43%		9/20/2032	55,480,000	55,990,793
HPS Loan Management Ltd. Series 2021-16A Class A1R†	4.781% (3 mo. USD Term SOFR + 1.11%)	#	1/23/2035	112,575,000	112,631,175
Invesco U.S. CLO Ltd. Series 2023-1A Class AR2†	4.781% (3 mo. USD Term SOFR + 1.11%)	#	4/22/2037	103,210,000	103,240,860
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.796% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	38,390,000	38,412,189

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 15 Ltd. Series 15 Class BR2†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	$7,890,000	$7,896,060
KKR CLO 23 Ltd. Series 23 Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	10/20/2031	17,910,000	17,936,471
KKR CLO 23 Ltd. Series 23 Class CR†	5.568% (3 mo. USD Term SOFR + 1.90%)	#	10/20/2031	7,750,000	7,759,091
KKR CLO 24 Ltd. Series 24 Class A1R†	5.009% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	51,841,749	51,906,447
KKR CLO 40 Ltd. Series 40A Class AR†	4.968% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	17,670,000	17,682,775
KKR CLO 43 Ltd. Series 2022-43A Class A1R†	5.422% (3 mo. USD Term SOFR + 1.75%)	#	1/15/2036	6,000,000	6,011,448
LCM 33 Ltd. Series 33A Class AR†	4.848% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	65,550,000	65,576,548
LCM 34 Ltd. Series 34A Class A1R†	4.848% (3 mo. USD Term SOFR + 1.18%)	#	10/20/2034	122,750,000	122,867,594
LCM 35 Ltd. Series 35A Class A1R†	4.752% (3 mo. USD Term SOFR + 1.08%)	#	10/15/2034	66,710,000	66,744,489
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	134,664,167
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	33,178,684
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	32,902,000	33,423,437
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.208% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	8,506,885	8,496,393
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	48,000,000	48,127,070
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	21,148,519
Madison Park Funding LII Ltd. Series 2021-52A Class AR†	4.769% (3 mo. USD Term SOFR + 1.10%)	#	1/22/2035	65,000,000	65,035,685
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.95% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	28,370,000	28,384,270
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.629% (3 mo. USD Term SOFR + 0.96%)	#	10/22/2030	12,553,346	12,566,928
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	67,853,051
MF1 LLC Series 2022-FL9 Class A†	5.817% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	27,010,271	27,042,884

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL7 Class A†	4.861% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	$4,481,498	$4,483,053
MidOcean Credit CLO XVIII LLC Series 2025-18A Class A1†	4.84% (3 mo. USD Term SOFR + 1.17%)	#	10/18/2035	78,170,000	78,287,490
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.348% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	33,300,000	33,359,141
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.862% (3 mo. USD Term SOFR + 1.19%)	#	1/15/2036	37,950,000	37,976,148
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	5.198% (3 mo. USD Term SOFR + 1.28%)	#	10/15/2037	34,070,000	34,115,858
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR2†	4.699% (3 mo. USD Term SOFR + 1.04%)	#	7/23/2036	76,970,000	76,999,633
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	33,350,161	33,518,590
Oaktree CLO Ltd. Series 2021-2A Class AR†	4.642% (3 mo. USD Term SOFR + 0.97%)	#	1/15/2035	92,690,000	92,714,748
Octagon Investment Partners 41 Ltd. Series 2019-2A Class A1R2†	4.762% (3 mo. USD Term SOFR + 1.09%)	#	10/15/2033	81,360,000	81,410,850
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.822% (3 mo. USD Term SOFR + 1.15%)	#	4/15/2035	4,550,000	4,553,544
Octagon Investment Partners 49 Ltd. Series 2020-5A Class ARR†	4.792% (3 mo. USD Term SOFR + 1.12%)	#	4/15/2037	95,050,000	95,107,981
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.658% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	68,700,000	68,700,000
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	75,101,806
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	14,013,644
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	17,644,675
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	16,813,072	16,857,500
Orion CLO Ltd. Series 2023-2A Class AR†	4.818% (3 mo. USD Term SOFR + 1.15%)	#	1/25/2037	13,000,000	13,021,827

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Parallel Ltd. Series 2023-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%)	#	7/20/2036	$106,700,000	$106,948,077
PEAC Solutions Receivables LLC Series 2025-1A Class A3†	5.04%		7/20/2032	36,235,000	37,047,871
PFP Ltd. Series 2025-12 Class A†	5.155% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	79,320,000	79,585,920
PFP Ltd. Series 2026-13 Class A†	5.166% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	11,260,000	11,316,330
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	40,045,000	40,080,432
Post CLO Ltd. Series 2021-1A Class BR†	5.272% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2034	12,850,000	12,862,670
PPM CLO 2 Ltd. Series 2019-2A Class AR3†	4.809% (3 mo. USD Term SOFR + 1.15%)	#	4/16/2037	71,100,000	71,121,259
Rad CLO 21 Ltd. Series 2023-21A Class A1R†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2037	83,500,000	83,539,663
RR 20 Ltd. Series 2022-20A Class A1R†	4.662% (3 mo. USD Term SOFR + 0.99%)	#	7/15/2037	89,379,000	89,411,891
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	75,440,000	75,529,321
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	7,180,000	7,334,233
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	58,660,000	59,426,886
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,825,964
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,783,000	6,786,432
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.788% (3 mo. USD Term SOFR + 1.12%)	#	10/26/2034	112,880,000	113,057,334
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.992% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2038	66,850,000	66,875,136
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.918% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	77,860,000	77,974,766
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.728% (3 mo. USD Term SOFR + 1.06%)	#	1/25/2035	2,060,000	2,060,676
Trinitas CLO XII Ltd. Series 2020-12A Class A1R2†	4.718% (3 mo. USD Term SOFR + 1.05%)	#	4/25/2033	38,296,733	38,328,711

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	7/20/2034	$79,090,000	$79,122,506
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	4.888% (3 mo. USD Term SOFR + 1.22%)	#	1/20/2035	3,000,000	3,004,101
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.708% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	33,750,000	33,770,554
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.273% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	107,150,000	107,316,511
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	35,061,892	35,134,442
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	23,386,381	23,673,763
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	4.994% (3 mo. USD Term SOFR + 1.32%)	#	7/15/2031	7,199,490	7,219,130
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.94% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2035	56,840,000	56,915,029
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,607,000	42,261,069
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	57,150,000	58,803,401
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	25,228,000	25,691,716
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	65,380,921
Verizon Master Trust Series 2025-6 Class A†	4.62%		6/21/2033	3,708,000	3,826,606
Verizon Master Trust Series 2025-8 Class A†	4.16%		8/22/2033	26,339,000	26,663,507
Vibrant CLO IX-R Ltd. Series 2018-9RA Class A1†	4.668% (3 mo. USD Term SOFR + 1.00%)	#	4/20/2037	64,475,000	64,084,797
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.268% (3 mo. USD Term SOFR + 1.60%)	#	4/20/2034	9,450,000	9,460,622
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.318% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	3,580,000	3,584,303
Wellfleet CLO Ltd. Series 2021-3A Class AR†	4.872% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2035	92,810,000	92,934,551
Wind River CLO Ltd. Series 2021-4A Class AR†	4.90% (3 mo. USD Term SOFR + 1.23%)	#	1/20/2035	125,300,000	125,513,135

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Wind River CLO Ltd. Series 2022-1A Class AR†	5.018% (3 mo. USD Term SOFR + 1.35%)	#	7/20/2035	$164,600,000	$164,654,483
Zais CLO 11 Ltd. Series 2018-11A Class A1R†	4.918% (3 mo. USD Term SOFR + 1.25%)	#	1/20/2032	4,355,907	4,357,937
Zais CLO 16 Ltd. Series 2020-16A Class A1R2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	10/20/2034	60,190,000	60,181,092
Total					6,719,681,675

Student Loan 0.30%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	49,810,503	46,145,177
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	48,018,239	44,596,483
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	18,285,000	18,404,401
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	18,727,194	17,927,931
Total					127,073,992
Total Asset-Backed Securities (cost $10,195,586,734)					10,217,935,705

CONVERTIBLE BONDS 0.15%

Commercial Services 0.10%
Block, Inc.	Zero Coupon		5/1/2026	42,659,000	42,360,387

Equity Real Estate 0.05%
Redfin Corp.	0.50%		4/1/2027	22,512,000	21,611,520
Total Convertible Bonds (cost $63,627,491)					63,971,907

CORPORATE BONDS 51.53%

Advertising 0.15%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	60,944,000	61,413,878
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	4,141,000	4,176,306
Total					65,590,184

Aerospace/Defense 0.62%
ATI, Inc.	5.875%		12/1/2027	34,710,000	34,847,915
Boeing Co.	5.04%		5/1/2027	20,038,000	20,255,171
Boeing Co.	5.15%		5/1/2030	20,632,000	21,373,150
Boeing Co.	6.298%		5/1/2029	63,282,000	67,449,362

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Aerospace/Defense (continued)
Boeing Co.	8.625%		11/15/2031	$12,207,000	$14,612,598
Bombardier, Inc. (Canada)†(e)	6.00%		2/15/2028	2,307,000	2,306,569
Bombardier, Inc. (Canada)†(e)	7.50%		2/1/2029	13,980,000	14,545,505
Spirit AeroSystems, Inc.	3.85%		6/15/2026	20,922,000	20,951,523
TransDigm, Inc.†	6.75%		8/15/2028	70,392,000	71,733,320
Total					268,075,113

Agriculture 0.38%
Imperial Brands Finance PLC (United Kingdom)†(e)	3.50%		7/26/2026	2,199,000	2,192,207
Imperial Brands Finance PLC (United Kingdom)†(e)	5.50%		2/1/2030	34,448,000	36,007,007
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%		7/27/2027	58,025,000	59,627,139
Japan Tobacco, Inc. (Japan)†(e)	5.25%		6/15/2030	62,276,000	65,085,054
Total					162,911,407

Airlines 0.31%
Air Canada (Canada)†(e)	3.875%		8/15/2026	62,132,000	62,189,659
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%		4/20/2026	6,612,560	6,625,746
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.021%		10/20/2029	15,559,000	15,826,649
United Airlines Holdings, Inc.	4.875%		3/1/2029	16,195,000	16,352,305
United Airlines Pass-Through Trust Class AA	3.45%		6/1/2029	6,149,315	6,078,154
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	27,250,313	27,923,793
Total					134,996,306

Auto Manufacturers 1.97%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	74,461,000	73,960,392
Ford Motor Credit Co. LLC	4.271%		1/9/2027	20,620,000	20,621,400
Ford Motor Credit Co. LLC	5.125%		11/5/2026	135,435,000	136,235,834
Ford Motor Credit Co. LLC	5.303%		9/6/2029	64,994,000	66,002,377
Ford Motor Credit Co. LLC	5.80%		3/8/2029	64,650,000	66,610,798
Ford Motor Credit Co. LLC	5.85%		5/17/2027	39,899,000	40,562,318
Ford Motor Credit Co. LLC	7.35%		11/4/2027	36,924,000	38,536,272
General Motors Financial Co., Inc.	4.20%		10/27/2028	15,601,000	15,664,719
General Motors Financial Co., Inc.	4.969% (SOFR + 1.29%)	#	1/7/2030	23,103,000	23,172,827
General Motors Financial Co., Inc.	5.00%		7/15/2027	23,184,000	23,489,584
General Motors Financial Co., Inc.(f)	5.40%		5/8/2027	8,286,000	8,418,198
General Motors Financial Co., Inc.	5.55%		7/15/2029	47,067,000	49,023,263
General Motors Financial Co., Inc.	5.65%		1/17/2029	14,500,000	15,047,065
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	40,279,839
Hyundai Capital America†	4.90%		6/23/2028	39,232,000	39,951,968
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	24,359,179

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.10%		9/21/2028	$35,000,000	$36,649,900
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	40,957,000	40,305,886
Nissan Motor Acceptance Co. LLC†	2.00%		3/9/2026	62,309,000	62,228,715
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	27,415,000	27,708,890
Total					848,829,424

Auto Parts & Equipment 0.20%
ZF North America Capital, Inc.†	6.875%		4/14/2028	83,355,000	86,211,493

Banks 6.89%
ABN AMRO Bank NV (Netherlands)†(e)	4.80%		4/18/2026	48,000,000	48,033,109
AIB Group PLC (Ireland)†(e)	5.32% (SOFR + 1.65%)	#	5/15/2031	10,053,000	10,446,137
AIB Group PLC (Ireland)†(e)	6.608% (SOFR + 2.33%)	#	9/13/2029	43,907,000	46,482,082
Banco de Bogota SA (Colombia)(e)	6.25%		5/12/2026	9,000,000	9,023,958
Banco Internacional del Peru SAA Interbank (Peru)†(e)	4.80%		7/15/2031	24,683,000	24,808,883
Bank Hapoalim BM (Israel)(e)	4.722%		7/14/2029	45,000,000	45,038,338
Bank Negara Indonesia Persero Tbk. PT (Indonesia)(e)	3.75%		3/30/2026	30,841,000	30,804,832
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	64,211,000	63,480,016
Bank of Ireland Group PLC (Ireland)†(e)	5.601% (SOFR + 1.62%)	#	3/20/2030	55,106,000	57,404,918
Barclays PLC (United Kingdom)(e)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	4,346,000	4,288,136
Barclays PLC (United Kingdom)(e)	4.219% (SOFR + 0.93%)	#	5/24/2030	19,052,000	19,064,723
Barclays PLC (United Kingdom)(e)	4.836%		5/9/2028	10,192,000	10,271,085
Barclays PLC (United Kingdom)(e)(f)	5.367% (SOFR + 1.23%)	#	2/25/2031	27,713,000	28,772,020
Barclays PLC (United Kingdom)(e)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	31,969,389
BNP Paribas SA (France)†(e)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,783,389	35,566,228
BNP Paribas SA (France)†(e)	2.591% (SOFR + 1.23%)	#	1/20/2028	150,439,000	148,586,076
BNP Paribas SA (France)†(e)	4.375%		5/12/2026	11,186,000	11,188,045
BNP Paribas SA (France)†(e)	5.283% (SOFR + 1.28%)	#	11/19/2030	23,476,000	24,325,790
BPCE SA (France)†(e)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,834,000	21,570,800

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BPCE SA (France)†(e)	4.875%		4/1/2026	$22,232,000	$22,242,748
Canadian Imperial Bank of Commerce (Canada)(e)	4.283% (SOFR + 0.79%)	#	1/29/2030	30,664,000	30,874,709
Capital One NA(f)	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028	28,430,000	29,668,537
Citigroup, Inc.	4.503% (SOFR + 1.17%)	#	9/11/2031	35,514,000	35,792,363
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	64,496,000	65,471,661
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	127,040,000	130,917,515
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	71,051,000	71,655,205
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	36,493,000	37,652,790
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	65,099,000	68,079,042
Danske Bank AS (Denmark)†(e)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	32,816,000	33,256,898
Deutsche Bank AG	4.999% (SOFR + 1.70%)	#	9/11/2030	9,779,000	9,992,384
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	80,856,000	82,364,687
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	32,102,000	33,280,340
Freedom Mortgage Corp.†	6.625%		1/15/2027	26,571,000	26,561,477
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	89,929,000	88,726,765
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	87,177,000	87,444,409
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%)	#	1/21/2032	38,593,000	38,839,747
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	16,537,000	17,139,298
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	39,256,000	40,645,688
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%)	#	4/25/2030	33,525,000	35,031,623
HSBC Holdings PLC (United Kingdom)(e)(f)	4.899% (SOFR + 1.03%)	#	3/3/2029	42,494,000	43,191,479
Intesa Sanpaolo SpA (Italy)†(e)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032	21,834,000	21,111,252

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	$25,634,000	$26,604,758
Lloyds Banking Group PLC (United Kingdom)(e)	4.65%		3/24/2026	29,589,000	29,600,007
M&T Bank Corp.	4.553% (SOFR + 1.78%)	#	8/16/2028	43,711,000	44,040,010
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030	23,243,000	22,539,329
Macquarie Group Ltd. (Australia)†(e)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	38,587,000	38,377,885
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	38,273,000	38,412,011
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	26,826,000	26,894,675
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	5,565,000	5,617,766
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	24,450,000	25,161,574
Morgan Stanley	5.123% (SOFR + 1.73%)	#	2/1/2029	32,276,000	32,953,661
Morgan Stanley	5.173% (SOFR + 1.45%)	#	1/16/2030	4,350,000	4,472,261
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	40,373,000	41,636,189
Morgan Stanley	5.656% (SOFR + 1.26%)	#	4/18/2030	39,731,000	41,504,839
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	15,064,000	15,342,632
NatWest Group PLC (United Kingdom)(e)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	12,929,000	13,258,120
PNC Financial Services Group, Inc.(f)	4.899% (SOFR + 1.33%)	#	5/13/2031	17,550,000	18,030,786
Popular, Inc.	7.25%		3/13/2028	9,948,000	10,390,746
Santander U.K. Group Holdings PLC (United Kingdom)(e)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	37,197,394
Santander U.K. Group Holdings PLC (United Kingdom)(e)	4.32% (SOFR + 1.07%)	#	9/22/2029	23,807,000	23,899,449
Santander U.K. Group Holdings PLC (United Kingdom)(e)	6.534% (SOFR + 2.60%)	#	1/10/2029	90,734,000	94,691,370
Societe Generale SA (France)†(e)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	22,305,000	22,168,256

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(e)	5.25%		2/19/2027	$70,472,000	$71,263,498
Standard Chartered PLC (United Kingdom)†(e)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	29,863,000	29,953,368
Synchrony Bank	5.625%		8/23/2027	17,509,000	17,845,284
Toronto-Dominion Bank (Canada)(e)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	54,886,000	54,686,608
Truist Financial Corp.	5.435% (SOFR + 1.62%)	#	1/24/2030	23,827,000	24,730,015
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	103,708,000	107,162,203
UBS Group AG (Switzerland)†(e)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	32,133,000	31,775,881
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	57,857,000	57,691,472
UBS Group AG (Switzerland)†(e)	4.253%		3/23/2028	28,073,000	28,164,151
UBS Group AG (Switzerland)†(e)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	12,475,000	12,508,606
UBS Group AG (Switzerland)†(e)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	10,000,000	10,082,069
UBS Group AG (Switzerland)†(e)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	31,428,000	32,580,921
Wells Fargo & Co.	4.97% (SOFR + 1.37%)	#	4/23/2029	31,767,000	32,390,223
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	74,108,000	76,677,166
Wells Fargo & Co.	6.303% (SOFR + 1.79%)	#	10/23/2029	31,837,000	33,580,074
Westpac Banking Corp. (Australia)(e)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	14,961,000	14,970,514
Total					2,969,920,953

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028	19,219,000	19,416,915
Bacardi-Martini BV (Netherlands)†(e)	5.55%		2/1/2030	40,549,000	42,075,390
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(e)	5.25%		4/27/2029	16,615,000	16,454,316
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	29,985,000	30,171,589
Total					108,118,210

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.51%
Illumina, Inc.	2.55%	3/23/2031	$11,413,000	$10,481,780
Illumina, Inc.	4.75%	12/12/2030	53,233,000	54,093,012
Illumina, Inc.	5.75%	12/13/2027	51,402,000	52,939,367
Royalty Pharma PLC	2.20%	9/2/2030	10,419,000	9,576,265
Royalty Pharma PLC	4.45%	3/25/2031	58,818,000	59,202,906
Royalty Pharma PLC	5.15%	9/2/2029	31,759,000	32,846,905
Total				219,140,235

Building Materials 0.03%
Griffon Corp.	5.75%	3/1/2028	12,936,000	12,939,674

Chemicals 0.09%
EQUATE Petrochemical Co. KSC (Kuwait)(e)	4.25%	11/3/2026	11,980,000	11,978,784
EQUATE Petrochemical Co. KSC (Kuwait)(e)	4.25%	11/3/2026	2,445,000	2,444,752
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.25%	2/13/2030	22,470,000	23,131,952
Total				37,555,488

Commercial Services 1.11%
Ashtead Capital, Inc.†	4.375%	8/15/2027	19,023,000	19,002,391
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	32,400,000	32,403,282
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	26,170,000	26,153,390
Block, Inc.	2.75%	6/1/2026	65,057,000	64,819,360
EquipmentShare.com, Inc.†	9.00%	5/15/2028	33,518,000	35,149,422
GEO Group, Inc.	8.625%	4/15/2029	54,087,000	56,402,519
Global Payments, Inc.	4.50%	11/15/2028	45,868,000	45,986,495
Global Payments, Inc.	4.875%	11/15/2030	57,393,000	57,348,116
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026	324,000	324,912
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	51,503,000	52,751,246
Sotheby’s†	7.375%	10/15/2027	19,700,000	19,592,260
Triton Container International Ltd.†	2.05%	4/15/2026	56,086,000	55,900,161
Triton Container International Ltd.†	3.15%	6/15/2031	12,926,000	11,970,663
Total				477,804,217

Computers 0.31%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	10,695,000	10,536,084
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	39,168,000	37,233,238
Gartner, Inc.†	4.50%	7/1/2028	86,313,000	85,119,240
Total				132,888,562

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 4.74%
Air Lease Corp.	4.625%	10/1/2028	$10,500,000	$10,601,446
Air Lease Corp.	5.10%	3/1/2029	17,612,000	18,017,284
Aircastle Ltd.†	5.95%	2/15/2029	32,497,000	34,046,078
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	18,811,000	19,239,672
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	10,533,000	10,876,383
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	71,399,000	71,423,461
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	13,666,000	13,696,456
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	32,247,000	33,090,530
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	39,901,000	41,829,069
Aviation Capital Group LLC†	4.25%	4/30/2029	13,906,000	13,909,895
Aviation Capital Group LLC†	5.375%	7/15/2029	21,957,000	22,685,830
Aviation Capital Group LLC†	6.25%	4/15/2028	30,432,000	31,645,128
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%	11/12/2030	47,515,000	47,388,172
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%	11/18/2027	14,789,000	14,405,919
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.75%	2/21/2028	46,867,000	45,632,194
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.25%	2/15/2027	21,656,000	21,462,705
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.20%	4/15/2029	19,600,000	19,550,983
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.95%	1/15/2028	32,146,000	32,582,634
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	3/1/2029	61,712,000	64,249,265
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	11/15/2029	99,502,000	104,043,535
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	15,827,000	16,498,340
Azorra Finance Ltd. (Cayman Islands)†(e)	7.75%	4/15/2030	25,672,000	26,982,964
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	83,232,000	85,661,101
Equitable America Global Funding†	4.65%	6/9/2028	23,580,000	23,857,152
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	24,866,000	25,990,068
GGAM Finance Ltd. (Ireland)†(e)	8.00%	2/15/2027	47,098,000	47,663,176
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	87,805,000	85,746,254
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	57,034,000	57,116,414
Jefferson Capital Holdings LLC†	9.50%	2/15/2029	5,600,000	5,916,114
LPL Holdings, Inc.†	4.00%	3/15/2029	88,110,000	86,940,003
LPL Holdings, Inc.†	4.625%	11/15/2027	13,040,000	13,040,138
LPL Holdings, Inc.	4.90%	4/3/2028	19,338,000	19,573,663
LPL Holdings, Inc.	5.15%	6/15/2030	28,602,000	29,197,093
LPL Holdings, Inc.	5.20%	3/15/2030	12,243,000	12,508,442
LPL Holdings, Inc.	5.70%	5/20/2027	16,168,000	16,439,478
LPL Holdings, Inc.	6.75%	11/17/2028	45,532,000	48,302,879
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%	3/17/2030	10,942,000	11,186,608
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%	3/26/2029	64,048,000	67,557,764

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	$17,797,000	$19,213,479
Midcap Financial Issuer Trust†	6.50%		5/1/2028	57,008,000	56,626,749
Nationstar Mortgage Holdings, Inc.†(f)	6.50%		8/1/2029	7,690,000	7,805,350
Navient Corp.	4.875%		3/15/2028	6,285,000	6,008,863
Navient Corp.	5.00%		3/15/2027	40,300,000	39,722,549
Navient Corp.	6.75%		6/15/2026	33,190,000	33,341,380
OneMain Finance Corp.	6.625%		1/15/2028	65,460,000	66,853,643
Rocket Cos., Inc.†	6.125%		8/1/2030	42,770,000	43,904,218
Rocket Cos., Inc.†	6.50%		8/1/2029	47,871,000	49,241,020
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	139,385,000	137,783,174
SLM Corp.	3.125%		11/2/2026	52,134,000	51,445,722
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	51,432,000	51,869,904
Synchrony Financial	3.70%		8/4/2026	15,918,000	15,887,503
Synchrony Financial(f)	3.95%		12/1/2027	26,175,000	26,068,295
Synchrony Financial(f)	5.019% (SOFR + 1.40%)	#	7/29/2029	43,107,000	43,671,856
United Wholesale Mortgage LLC†	5.75%		6/15/2027	45,473,000	45,308,097
Total					2,045,306,092

Electric 3.07%
AES Corp.	5.45%		6/1/2028	61,750,000	63,186,923
Alexander Funding Trust II†	7.467%		7/31/2028	55,927,000	59,596,731
Algonquin Power & Utilities Corp. (Canada)(e)	5.365%	(a)	6/15/2026	68,347,000	68,582,787
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,716,919
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028	12,691,000	12,774,218
Black Hills Corp.	5.95%		3/15/2028	36,563,000	37,953,158
Calpine LLC†	5.125%		3/15/2028	59,454,000	59,469,131
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	77,442,000	79,045,406
Comision Federal de Electricidad (Mexico)(e)	3.348%		2/9/2031	23,000,000	21,158,321
Comision Federal de Electricidad (Mexico)†(e)	4.688%		5/15/2029	11,739,000	11,736,181
Comision Federal de Electricidad (Mexico)(e)	5.70%		1/24/2030	28,058,000	28,752,436
Constellation Energy Generation LLC	4.40%		1/15/2031	15,890,000	16,001,978
Constellation Energy Generation LLC†	5.00%		2/1/2031	34,567,000	35,096,142
Electricite de France SA (France)†(e)	5.70%		5/23/2028	98,145,000	101,624,438
Enel Finance International NV (Netherlands)†(e)	4.375%		9/30/2030	23,270,000	23,395,843
Enel Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	42,961,000	44,267,331
Eversource Energy(f)	5.95%		2/1/2029	33,504,000	35,156,237
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	25,984,580

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Liberty Utilities Co.†	5.577%	1/31/2029	$51,528,000	$53,341,290
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	27,528,000	27,966,094
NRG Energy, Inc.†	4.734%	10/15/2030	85,567,000	86,420,445
Pacific Gas & Electric Co.	5.00%	6/4/2028	33,863,000	34,502,637
Pacific Gas & Electric Co.	5.45%	6/15/2027	15,023,000	15,277,471
Pacific Gas & Electric Co.	5.55%	5/15/2029	31,175,000	32,417,086
Pacific Gas & Electric Co.	6.10%	1/15/2029	13,753,000	14,446,927
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	31,421,377
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(e)	3.875%	7/17/2029	2,600,000	2,548,655
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(e)	5.45%	5/21/2028	10,100,000	10,328,149
PG&E Corp.	5.25%	7/1/2030	24,875,000	24,910,148
PSEG Power LLC†	5.20%	5/15/2030	23,768,000	24,536,083
Terraform Global Operating LP†	6.125%	3/1/2026	5,910,000	5,910,000
Vistra Operations Co. LLC†	3.70%	1/30/2027	39,766,000	39,631,989
Vistra Operations Co. LLC†	4.30%	10/15/2028	102,143,000	102,296,317
Vistra Operations Co. LLC†	4.70%	1/31/2031	23,131,000	23,274,214
Vistra Operations Co. LLC†	5.05%	12/30/2026	10,942,000	11,065,915
Vistra Operations Co. LLC†	5.625%	2/15/2027	42,627,000	42,632,870
Total				1,322,426,427

Electrical Components & Equipment 0.09%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	39,086,000	39,638,600

Electronics 0.11%
TD SYNNEX Corp.	4.30%	1/17/2029	27,774,000	27,785,753
Vontier Corp.	2.95%	4/1/2031	20,434,000	18,990,645
Total				46,776,398

Engineering & Construction 0.46%
Delhi International Airport Ltd. (India)(e)	6.125%	10/31/2026	18,232,000	18,382,095
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	51,794,000	54,449,558
Jacobs Solutions, Inc.(d)	4.75%	3/3/2031	28,530,000	28,583,937
MasTec, Inc.†	4.50%	8/15/2028	56,222,000	56,221,444
MasTec, Inc.	5.90%	6/15/2029	39,725,000	41,702,854
Total				199,339,888

Entertainment 0.67%
Churchill Downs, Inc.†	5.50%	4/1/2027	48,527,000	48,585,087
Discovery Global Holdings, Inc.	3.755%	3/15/2027	50,470,000	50,348,619

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment (continued)
Discovery Global Holdings, Inc.	4.054%	3/15/2029	$34,733,000	$34,389,838
Empire Resorts, Inc.†	7.75%	11/1/2026	1,940,000	1,926,682
Flutter Treasury DAC (Ireland)†(e)(f)	5.875%	6/4/2031	59,216,000	59,084,485
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029	66,919,000	68,801,231
Live Nation Entertainment, Inc.†	6.50%	5/15/2027	21,500,000	21,616,100
WMG Acquisition Corp.†	3.75%	12/1/2029	2,389,000	2,299,690
Total				287,051,732

Food 0.58%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	88,174,000	89,808,305
Conagra Brands, Inc.	4.85%	11/1/2028	93,876,000	95,227,083
Conagra Brands, Inc.	7.00%	10/1/2028	9,511,000	10,174,876
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(e)	3.00%	2/2/2029	33,905,000	32,956,691
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	20,770,000	20,760,830
Total				248,927,785

Food Service 0.04%
Sodexo, Inc.†	5.15%	8/15/2030	15,649,000	16,180,149

Forest Products & Paper 0.01%
Inversiones CMPC SA (Chile)(e)(f)	3.85%	1/13/2030	6,874,000	6,551,294

Gas 0.51%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	55,172,488
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	25,324,941
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	35,282,993
Snam SpA (Italy)†(e)	5.00%	5/28/2030	23,780,000	24,491,570
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	43,298,201
Southwest Gas Corp.	5.80%	12/1/2027	35,596,000	36,657,961
Total				220,228,154

Health Care-Products 0.46%
180 Medical, Inc.†	3.875%	10/15/2029	66,549,000	65,237,332
Baxter International, Inc.	2.272%	12/1/2028	23,459,000	22,185,838
Baxter International, Inc.	4.45%	2/15/2029	11,161,000	11,210,879
Baxter International, Inc.	4.90%	12/15/2030	72,149,000	72,633,019
Solventum Corp.	5.40%	3/1/2029	25,294,000	26,233,833
Total				197,500,901

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 1.85%
Adventist Health System	4.742%	12/1/2030	$9,586,000	$9,707,566
Centene Corp.	2.45%	7/15/2028	66,477,000	62,684,933
Centene Corp.	3.00%	10/15/2030	45,546,000	41,050,013
Centene Corp.	4.25%	12/15/2027	243,796,000	242,465,971
CommonSpirit Health	4.352%	9/1/2030	15,390,000	15,466,135
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,536,071
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	27,776,000	25,105,920
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,676,000	15,478,349
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,504,805
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	32,194,000	33,354,401
Icon Investments Six DAC (Ireland)(e)	5.809%	5/8/2027	34,778,000	35,096,304
Icon Investments Six DAC (Ireland)(e)(f)	5.849%	5/8/2029	83,813,000	85,832,805
IQVIA, Inc.†	5.00%	5/15/2027	3,125,000	3,120,025
IQVIA, Inc.	5.70%	5/15/2028	10,509,000	10,838,405
IQVIA, Inc.	6.25%	2/1/2029	46,216,000	48,600,884
Molina Healthcare, Inc.†	4.375%	6/15/2028	29,000,000	28,518,626
Rede D’or Finance SARL (Luxembourg)(e)	4.95%	1/17/2028	12,094,000	12,056,956
Tenet Healthcare Corp.	6.125%	10/1/2028	62,059,000	62,238,537
Universal Health Services, Inc.	2.65%	10/15/2030	13,187,000	12,142,421
Universal Health Services, Inc.	4.625%	10/15/2029	22,611,000	22,877,771
Total				796,676,898

Home Builders 0.09%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(e)	6.25%	9/15/2027	11,466,000	11,492,618
LGI Homes, Inc.†	8.75%	12/15/2028	27,558,000	28,770,194
Total				40,262,812

Home Furnishings 0.01%
Leggett & Platt, Inc.	3.50%	11/15/2027	2,992,000	2,956,952

Insurance 3.54%
AEGON Funding Co. LLC†	5.50%	4/16/2027	26,703,000	27,086,715
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027	190,099,000	190,206,558
Aon Corp.	8.205%	1/1/2027	71,754,000	74,004,726
Athene Global Funding†	1.985%	8/19/2028	10,704,000	10,126,039
Athene Global Funding†	4.721%	10/8/2029	29,969,000	30,004,922
Athene Global Funding†	5.38%	1/7/2030	49,427,000	50,211,799

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Brighthouse Financial Global Funding†	5.55%	4/9/2027	$59,746,000	$60,417,434
Brighthouse Financial Global Funding†	5.65%	6/10/2029	65,138,000	66,530,240
CNO Global Funding†	4.375%	9/8/2028	23,490,000	23,544,331
CNO Global Funding†	4.70%	12/11/2030	35,713,000	35,821,920
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,818,083
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,554,522
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,230,202
Corebridge Global Funding†	4.55%	1/9/2031	22,913,000	22,998,728
Corebridge Global Funding†	5.20%	1/12/2029	14,170,000	14,594,834
Equitable Financial Life Global Funding†	5.45%	3/3/2028	47,266,000	48,480,713
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	41,379,820
F&G Global Funding†	2.00%	9/20/2028	16,130,000	15,158,439
F&G Global Funding†	4.50%	1/9/2029	19,054,000	18,911,776
F&G Global Funding†	4.65%	9/8/2028	25,467,000	25,397,663
F&G Global Funding†	5.875%	6/10/2027	20,918,000	21,247,706
FWD Group Holdings Ltd. (Hong Kong)†(e)	5.252%	9/22/2030	15,597,000	15,846,864
GA Global Funding Trust†	4.50%	9/18/2030	38,815,000	38,224,844
GA Global Funding Trust†	5.50%	1/8/2029	54,683,000	56,078,179
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,602,458
Jackson National Life Global Funding†	4.55%	9/9/2030	43,272,000	43,362,370
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,588,085
Jackson National Life Global Funding†	4.70%	6/5/2028	56,094,000	56,628,752
Jackson National Life Global Funding†	5.35%	1/13/2030	16,847,000	17,381,658
Jackson National Life Global Funding†	5.55%	7/2/2027	14,912,000	15,186,170
Lincoln Financial Global Funding†	4.20%	1/12/2029	11,402,000	11,375,513
MGIC Investment Corp.	5.25%	8/15/2028	52,546,000	52,526,522
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	38,041,000	38,279,631
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	24,460,420
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	38,368,462
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,871,681
Protective Life Corp.†	4.70%	1/15/2031	45,291,000	45,755,256
Protective Life Global Funding†	5.763%	7/5/2030	10,043,000	10,624,761
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,405,374
Sammons Financial Group Global Funding†	5.05%	1/10/2028	19,748,000	20,101,639
Sammons Financial Group Global Funding†	5.10%	12/10/2029	27,565,000	28,312,019
Western-Southern Global Funding†	4.50%	7/16/2028	31,648,000	31,946,304
Total				1,526,654,132

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet 0.83%
Prosus NV (Netherlands)†(e)	3.257%	1/19/2027	$60,280,000	$59,779,575
Rakuten Group, Inc. (Japan)†(e)	11.25%	2/15/2027	108,919,000	114,790,890
Uber Technologies, Inc.†	4.50%	8/15/2029	183,255,000	183,542,527
Total				358,112,992

Investment Companies 0.43%
Apollo Debt Solutions BDC†	5.20%	12/8/2028	9,324,000	9,289,641
Blackstone Private Credit Fund	2.625%	12/15/2026	56,920,000	56,035,539
Blackstone Private Credit Fund	3.25%	3/15/2027	4,008,000	3,937,352
Blackstone Private Credit Fund	4.95%	9/26/2027	11,337,000	11,339,334
Blackstone Secured Lending Fund	2.125%	2/15/2027	22,196,000	21,632,820
Blackstone Secured Lending Fund	5.875%	11/15/2027	15,567,000	15,836,274
Blue Owl Credit Income Corp.	3.125%	9/23/2026	4,009,000	3,951,519
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	22,433,000	22,348,921
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	39,418,000	41,016,481
Total				185,387,881

Leisure Time 1.10%
Carnival Corp.†	4.00%	8/1/2028	211,017,000	209,680,988
Carnival Corp.†	7.00%	8/15/2029	42,258,000	44,245,732
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,807,000	3,785,583
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	85,913,000	86,582,768
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	50,727,000	50,733,082
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	69,488,000	71,033,506
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,482,388
Total				475,544,047

Lodging 0.22%
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	73,860,377
Las Vegas Sands Corp.	5.90%	6/1/2027	4,138,000	4,211,133
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028	11,000,000	11,000,719
Studio City Co. Ltd. (Macau)(e)	7.00%	2/15/2027	8,000,000	8,008,355
Total				97,080,584

Machinery: Construction & Mining 0.09%
Vertiv Group Corp.†	4.125%	11/15/2028	39,966,000	39,830,966

Machinery-Diversified 0.79%
Chart Industries, Inc.†	7.50%	1/1/2030	50,408,000	52,427,441
CNH Industrial Capital LLC	4.75%	3/21/2028	10,647,000	10,793,361
Regal Rexnord Corp.	6.05%	4/15/2028	133,775,000	138,735,206

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified (continued)
Regal Rexnord Corp.	6.30%	2/15/2030	$40,521,000	$43,277,306
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	95,651,000	95,768,564
Total				341,001,878

Media 0.89%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	4,002,000	4,007,488
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	62,583,000	62,695,149
Discovery Communications LLC	3.95%	3/20/2028	50,921,000	50,646,536
Fox Corp.	4.709%	1/25/2029	50,035,000	50,810,309
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,991,680
Paramount Global	2.90%	1/15/2027	17,915,000	17,600,544
Paramount Global	3.375%	2/15/2028	47,485,000	45,920,959
Paramount Global	3.70%	6/1/2028	12,863,000	12,459,206
Paramount Global	4.20%	6/1/2029	14,221,000	13,665,660
Paramount Global	7.875%	7/30/2030	73,392,000	77,342,094
Sirius XM Radio LLC†	3.125%	9/1/2026	6,775,000	6,742,262
Total				382,881,887

Mining 0.92%
Anglo American Capital PLC (United Kingdom)†(e)	3.875%	3/16/2029	8,570,000	8,524,659
Anglo American Capital PLC (United Kingdom)†(e)	4.50%	3/15/2028	41,549,000	41,905,679
Anglo American Capital PLC (United Kingdom)†(e)	4.75%	4/10/2027	22,530,000	22,717,836
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	35,189,000	36,924,680
Freeport Indonesia PT (Indonesia)(e)	4.763%	4/14/2027	23,000,000	23,174,892
Glencore Funding LLC†	5.186%	4/1/2030	34,632,000	35,846,783
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	124,662,732
Glencore Funding LLC†	5.40%	5/8/2028	13,575,000	13,961,038
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,838,279
Stillwater Mining Co.	4.00%	11/16/2026	56,097,000	55,986,156
Total				396,542,734

Miscellaneous Manufacturing 0.30%
Entegris, Inc.†	4.75%	4/15/2029	91,909,000	92,047,415
Hillenbrand, Inc.(f)	6.25%	2/15/2029	15,944,000	15,767,900
Trinity Industries, Inc.†	7.75%	7/15/2028	22,823,000	23,495,297
Total				131,310,612

Oil & Gas 6.25%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	96,748,000	101,823,594
Antero Resources Corp.†	5.375%	3/1/2030	41,931,000	42,619,297

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
APA Corp.	4.375%	10/15/2028	$45,219,000	$45,346,963
APA Corp.	7.75%	12/15/2029	10,941,000	12,076,068
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	3,340,000	3,351,884
California Resources Corp.†	8.25%	6/15/2029	57,098,000	59,976,824
Chord Energy Corp.†	6.00%	10/1/2030	37,412,000	38,233,955
CITGO Petroleum Corp.†	8.375%	1/15/2029	121,682,000	126,471,282
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	153,897,773
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	81,135,752
Continental Resources, Inc.†	5.75%	1/15/2031	97,378,000	101,028,460
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,703,559
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	30,840,330
Crescent Energy Finance LLC†	9.25%	2/15/2028	95,174,000	97,998,003
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,876,201
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,382,574
Ecopetrol SA (Colombia)(e)	8.625%	1/19/2029	117,323,000	125,173,936
EQT Corp.†	3.125%	5/15/2026	103,261,000	102,962,679
EQT Corp.	4.50%	1/15/2029	17,949,000	18,107,919
EQT Corp.	6.375%	4/1/2029	47,956,000	49,564,571
EQT Corp.	7.50%	6/1/2030	18,148,000	20,166,703
Expand Energy Corp.	5.375%	2/1/2029	66,228,000	66,172,298
Expand Energy Corp.	5.375%	3/15/2030	5,520,000	5,604,732
Expand Energy Corp.†	5.875%	2/1/2029	102,362,000	102,413,310
Expand Energy Corp.†	6.75%	4/15/2029	87,604,000	87,859,995
Helmerich & Payne, Inc.	4.65%	12/1/2027	32,608,000	32,912,081
Helmerich & Payne, Inc.(f)	4.85%	12/1/2029	12,751,000	13,006,206
Hess Corp.	7.875%	10/1/2029	21,328,000	24,172,541
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,388,172
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	42,715,000	43,044,205
Matador Resources Co.†	6.875%	4/15/2028	48,995,000	50,022,915
Medco Laurel Tree Pte. Ltd. (Singapore)(e)	6.95%	11/12/2028	2,004,000	2,014,042
Occidental Petroleum Corp.	6.125%	1/1/2031	21,183,000	22,782,401
Occidental Petroleum Corp.	6.625%	9/1/2030	23,271,000	25,201,702
Occidental Petroleum Corp.	7.50%	5/1/2031	10,764,000	12,263,156
Occidental Petroleum Corp.	8.875%	7/15/2030	66,468,000	77,273,237
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	31,150,000	623	(b)
Permian Resources Operating LLC†	5.875%	7/1/2029	7,063,000	7,090,666
Permian Resources Operating LLC†	8.00%	4/15/2027	103,234,000	104,127,697
Petrobras Global Finance BV (Netherlands)(e)	5.125%	9/10/2030	73,647,000	73,407,647

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(e)	8.75%	6/2/2029	$19,000,000	$20,456,407
Repsol E&P Capital Markets U.S. LLC†	4.805%	9/16/2028	7,130,000	7,234,256
SM Energy Co.†	5.00%	10/15/2026	67,556,000	67,569,410
SM Energy Co.	6.50%	7/15/2028	38,996,000	39,241,714
SM Energy Co.	6.625%	1/15/2027	35,520,000	35,617,183
SM Energy Co.	6.75%	9/15/2026	67,694,000	67,798,316
SM Energy Co.†	8.375%	7/1/2028	151,446,000	156,600,313
Sunoco LP†	7.00%	5/1/2029	21,994,000	22,820,886
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,660,000	4,790,410
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	16,325,000	15,375,718
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	46,750,000	46,621,845
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	7,800,000	7,721,877
Viper Energy Partners LLC	4.90%	8/1/2030	48,986,000	50,005,154
Total				2,694,349,442

Oil & Gas Services 0.07%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	25,612,000	25,645,039
Weatherford International Ltd.†(f)	8.625%	4/30/2030	6,476,000	6,676,860
Total				32,321,899

Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	15,986,775

Pharmaceuticals 1.05%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	46,119,000	46,295,657
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,582,255
Bayer U.S. Finance LLC†	6.25%	1/21/2029	78,064,000	82,458,543
Bayer U.S. Finance LLC†	6.375%	11/21/2030	53,734,000	57,888,037
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029	66,293,000	70,863,704
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	67,152,000	65,961,768
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	84,961,000	84,388,711
Total				451,438,675

Pipelines 2.67%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	33,800,000	33,825,147
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	1/15/2028	5,600,000	5,601,312

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Buckeye Partners LP	3.95%	12/1/2026	$30,000,000	$29,797,353
Buckeye Partners LP†	6.875%	7/1/2029	6,935,000	7,199,757
Cheniere Energy, Inc.	4.625%	10/15/2028	24,151,000	24,150,420
Colonial Enterprises, Inc.†	3.25%	5/15/2030	37,037,000	35,268,037
Colonial Pipeline Co.†	8.375%	11/1/2030	12,000,000	13,711,643
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	41,269,000	43,152,718
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	23,472,000	23,601,917
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	26,490,000	27,672,143
DT Midstream, Inc.†	4.125%	6/15/2029	117,148,000	116,359,628
DT Midstream, Inc.†	4.375%	6/15/2031	31,734,000	31,294,455
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,215,596
Energy Transfer LP†	7.375%	2/1/2031	32,027,000	33,244,737
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	50,494,000	50,600,441
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	34,679,000	36,219,268
Harvest Midstream I LP†	7.50%	9/1/2028	1,095,000	1,107,920
Hess Midstream Operations LP†	5.125%	6/15/2028	23,355,000	23,389,005
Hess Midstream Operations LP†	5.875%	3/1/2028	14,795,000	15,047,388
Kinetik Holdings LP†	6.625%	12/15/2028	69,615,000	71,804,044
NuStar Logistics LP	6.00%	6/1/2026	7,678,000	7,687,221
ONEOK, Inc.	5.375%	6/1/2029	42,642,000	44,181,119
QazaqGaz NC JSC (Kazakhstan)(e)	4.375%	9/26/2027	12,710,000	12,693,811
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	39,908,000	40,352,662
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	48,388,000	49,487,690
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	1,500,000	1,503,008
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	7.375%	2/15/2029	12,108,000	12,558,418
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	45,699,000	45,725,663
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	17,179,454
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,569,068
Western Midstream Operating LP	4.80%	3/1/2031	19,713,000	19,886,722
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,348,304
Western Midstream Operating LP†	7.25%	4/1/2030	96,848,000	102,702,268
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	37,540,533
Total				1,153,678,870

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 2.24%
Apollo Commercial Real Estate Finance, Inc.†(f)	4.625%	6/15/2029	$42,790,000	$42,608,943
Crown Castle, Inc.	3.65%	9/1/2027	12,669,000	12,612,900
Crown Castle, Inc.	4.80%	9/1/2028	21,905,000	22,284,261
Crown Castle, Inc.	5.00%	1/11/2028	30,651,000	31,198,305
EPR Properties(f)	3.75%	8/15/2029	17,714,000	17,286,247
EPR Properties	4.50%	6/1/2027	54,181,000	54,299,788
EPR Properties	4.75%	12/15/2026	28,430,000	28,520,783
EPR Properties	4.75%	11/15/2030	58,251,000	58,447,736
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	30,603,000	30,975,107
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	16,062,444
Iron Mountain, Inc.†	4.875%	9/15/2027	9,242,000	9,244,069
Iron Mountain, Inc.†	5.25%	3/15/2028	58,006,000	58,077,307
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	49,146,000	48,829,667
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	85,529,000	84,751,268
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	42,354,000	44,692,661
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	1,270,000	1,270,731
Starwood Property Trust, Inc.†	3.625%	7/15/2026	13,806,000	13,750,850
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	77,290,000	76,931,424
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	73,692,000	72,675,158
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	42,449,000	42,393,787
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	71,659,000	71,684,253
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	45,804,000	45,774,578
Vornado Realty LP	2.15%	6/1/2026	31,186,000	30,945,687
WEA Finance LLC†	2.875%	1/15/2027	32,652,000	32,276,623
WEA Finance LLC†	3.50%	6/15/2029	17,144,000	16,760,451
Total				964,355,028

Retail 0.22%
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	31,205,000	30,897,260
EG Global Finance PLC (United Kingdom)†(e)	12.00%	11/30/2028	61,445,000	66,097,554
Total				96,994,814

Semiconductors 0.63%
Foundry JV Holdco LLC†	5.50%	1/25/2031	41,244,000	43,066,500
Foundry JV Holdco LLC†	5.90%	1/25/2030	140,444,000	148,290,234
Intel Corp.	2.45%	11/15/2029	20,548,000	19,380,854
Microchip Technology, Inc.	5.05%	3/15/2029	31,579,000	32,411,587

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Microchip Technology, Inc.	5.05%	2/15/2030	$28,770,000	$29,550,135
Total				272,699,310

Shipbuilding 0.02%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	10,000,000	9,547,003

Software 1.38%
Activision Blizzard, Inc.	1.35%	9/15/2030	15,000,000	12,851,329
Fidelity National Information Services, Inc.	3.75%	5/21/2029	31,137,000	30,698,534
Fiserv, Inc.	4.55%	2/15/2031	7,154,000	7,135,601
Fiserv, Inc.	5.35%	3/15/2031	10,654,000	10,971,712
Fiserv, Inc.	5.45%	3/2/2028	23,314,000	23,854,516
MSCI, Inc.†	3.625%	9/1/2030	29,788,000	28,522,844
MSCI, Inc.†	4.00%	11/15/2029	48,874,000	47,947,632
Oracle Corp.	4.45%	9/26/2030	151,652,000	148,779,670
Oracle Corp.	4.55%	2/4/2029	66,768,000	66,909,702
Oracle Corp.	4.95%	2/4/2031	76,933,000	76,797,812
ROBLOX Corp.†	3.875%	5/1/2030	46,718,000	44,640,063
SS&C Technologies, Inc.†	5.50%	9/30/2027	97,527,000	97,454,937
Total				596,564,352

Telecommunications 1.03%
Deutsche Telekom International Finance BV (Netherlands)(e)	8.75%	6/15/2030	40,093,000	47,053,935
Frontier Communications Holdings LLC†	5.00%	5/1/2028	57,222,000	57,291,010
Frontier Communications Holdings LLC	5.875%	11/1/2029	51,321,474	51,898,071
Frontier Communications Holdings LLC†	6.00%	1/15/2030	25,217,000	25,509,870
Frontier Communications Holdings LLC†	6.75%	5/1/2029	49,596,000	49,817,446
Frontier Communications Holdings LLC†	8.625%	3/15/2031	75,975,000	79,416,591
Frontier Communications Holdings LLC†	8.75%	5/15/2030	3,083,000	3,180,935
Frontier Florida LLC	6.86%	2/1/2028	21,000,000	21,884,100
Frontier North, Inc.	6.73%	2/15/2028	13,106,000	13,582,731
Sprint Capital Corp.	6.875%	11/15/2028	64,546,000	69,254,050
Telefonica Europe BV (Netherlands)(e)	8.25%	9/15/2030	21,427,000	24,773,117
Total				443,661,856

Toys/Games/Hobbies 0.65%
Hasbro, Inc.	3.90%	11/19/2029	114,845,000	113,903,774
Mattel, Inc.†	3.75%	4/1/2029	39,123,000	38,371,025
Mattel, Inc.	5.00%	11/17/2030	69,364,000	70,449,171
Mattel, Inc.†	5.875%	12/15/2027	57,906,000	57,919,542
Total				280,643,512

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.40%
Fedex Freight Holding Co., Inc.†	4.65%		3/15/2031	$8,048,000	$8,095,250
GXO Logistics, Inc.	6.25%		5/6/2029	72,957,000	77,039,645
Pacific National Finance Pty. Ltd. (Australia)(e)	4.75%		3/22/2028	44,370,000	44,166,075
Rumo Luxembourg SARL (Luxembourg)(e)	5.25%		1/10/2028	11,880,000	11,766,487
XPO, Inc.†	6.25%		6/1/2028	29,090,000	29,612,224
Total					170,679,681

Trucking & Leasing 0.13%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	57,760,000	57,860,531

Water 0.13%
Nova Securitisation SARL (Luxembourg)†(e)(f)	5.75%		2/3/2031	55,211,000	54,594,740
Total Corporate Bonds (cost $21,949,090,636)					22,224,529,549

FLOATING RATE LOANS(h) 5.70%

Aerospace & Defense 0.02%
TransDigm, Inc. 2025 Term Loan K	–	(i)	3/22/2030	8,000,000	8,001,880

Aerospace/Defense 0.09%
RTX Corp. Term Loan	4.892% (1 mo. USD Term SOFR + 1.13%)		11/6/2026	39,600,000	39,649,500

Airlines 0.42%
American Airlines, Inc. 2017 1st Lien Term Loan	5.521% (3 mo. USD Term SOFR + 1.75%)		1/29/2027	143,527,629	143,534,088
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%)		4/20/2028	37,419,646	37,419,646
Total					180,953,734

Biotechnology 0.31%
Amgen, Inc. 2022 Term Loan	4.963% (3 mo. USD Term SOFR + 1.13%)		10/6/2026	37,943,000	37,990,429
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.148% (1 mo. USD Term SOFR + 1.38%)		2/4/2030	98,447,898	95,740,581	(j)
Total					133,731,010

Computers 0.23%
Hewlett Packard Enterprise Co. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	97,248,667	97,370,228

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.68%
Atlas Warehouse Lending Co. LP Term Loan	5.167% (1 mo. USD Term SOFR + 1.50%)	4/10/2026	$162,000,000	$162,810,000	(j)
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	30,822,392	30,979,895
Corpay Technologies Operating Co. LLC Term Loan B5	5.423% (1 mo. USD Term SOFR + 1.75%)	4/28/2028	84,885,579	84,893,219
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(e)	5.422% (3 mo. USD Term SOFR + 1.75%)	11/5/2028	13,721,355	13,789,961
Total				292,473,075

Electric 0.17%
Vistra Operations Co. LLC 1st Lien Term Loan B3	5.423% (1 mo. USD Term SOFR + 1.75%)	12/20/2030	72,931,935	73,190,478

Electronics 0.32%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.543% (3 mo. USD Term SOFR + 0.88%)	8/22/2028	78,113,000	77,820,077
Honeywell International, Inc. Term Loan A1	4.548% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	42,281,250	42,281,250
Ralliant Corp. Delayed Draw Term Loan A2(k)	4.94% (3 mo. USD Term SOFR + 1.25%)	5/15/2028	19,875,000	19,651,406
Total				139,752,733

Food Service 0.15%
Aramark Services, Inc. 2025 Repriced Term Loan	5.423% (1 mo. USD Term SOFR + 1.75%)	4/6/2028	27,066,044	27,167,677
Aramark Services, Inc. 2025 Term Loan	5.423% (1 mo. USD Term SOFR + 1.75%)	6/22/2030	36,893,122	37,015,976
Total				64,183,653

Health Care Products 0.08%
Medline Borrower LP 2025 Term Loan B	5.423% (1 mo. USD Term SOFR + 1.75%)	10/23/2028	19,381,702	19,431,222
Solventum Corp. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)	3/8/2027	14,514,163	14,550,449
Total				33,981,671

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 0.50%
Arches Buyer, Inc. 2021 Term Loan B	7.023% (1 mo. USD Term SOFR + 3.25%)		12/6/2027	$66,044,401	$65,920,568
Gen Digital, Inc. 2021 Term Loan A	5.148% (1 mo. USD Term SOFR + 1.38%)		9/10/2027	150,803,825	149,936,702
Total					215,857,270

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.173% (1 mo. USD Term SOFR + 5.50%)		5/30/2029	86,598,573	87,112,969

Lodging 0.05%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	5.323% (1 mo. USD Term SOFR + 1.65%)		1/10/2028	20,000,000	19,975,000

Media 0.25%
Charter Communications Operating LLC 2023 Term Loan B4	5.661% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	59,484,546	59,481,274
DirecTV Financing LLC Term Loan	8.929% (3 mo. USD Term SOFR + 5.00%)		8/2/2027	6,630,500	6,648,634
Telenet Financing USD LLC 2020 USD Term Loan AR	–	(i)	4/28/2028	43,474,721	42,917,810
Total					109,047,718

Oil & Gas 0.09%
Hilcorp Energy I LP Term Loan B	5.417% (1 mo. USD Term SOFR + 1.75%)		2/11/2030	40,790,779	40,841,767

Pharmaceuticals 0.12%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B	5.773% (1 mo. USD Term SOFR + 2.00%)		11/15/2027	50,430,519	50,430,519

Pipelines 0.22%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.022% (3 mo. USD Term SOFR + 1.35%)		10/14/2026	42,544,000	42,533,492
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.898% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	5,179,407	5,185,881
Venture Global Plaquemines LNG LLC Base Term Loan	5.898% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	46,512,148	46,483,078
Total					94,202,451

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Real Estate Investment Trusts 0.37%
Host Hotels & Resorts LP 2023 Term Loan A2	4.573% (1 mo. USD Term SOFR + 0.90%)	1/4/2028	$33,002,333	$32,692,936
Invitation Homes Operating Partnership LP 2024 Term Loan	4.51% (1 mo. USD Term SOFR + 0.85%)	9/9/2028	128,573,933	128,573,933
Total				161,266,869

Regional 0.09%
Seminole Tribe of Florida 2022 Term Loan A	4.836% (3 mo. USD Term SOFR + 1.00%)	5/13/2027	39,523,611	39,523,611

Retail 0.85%
KFC Holding Co. 2021 Term Loan B	5.529% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	68,400,379	68,763,585
Kodiak Building Partners, Inc. 2024 Term Loan B	7.423% (1 mo. USD Term SOFR + 3.75%)	12/4/2031	69,136,894	69,229,192
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%)	9/15/2028	174,458,000	173,585,710
Panera Bread Co. 2022 Term Loan A3	5.273% (1 mo. USD Term SOFR + 1.50%)	6/15/2027	26,800,000	26,833,500
Panera Bread Co. 2022 Term Loan A5	5.273% (1 mo. USD Term SOFR + 1.50%)	6/15/2027	26,800,000	26,967,500
Total				365,379,487

Software 0.49%
Press Ganey Holdings, Inc. 2025 Repriced Term Loan B	6.673% (1 mo. USD Term SOFR + 3.00%)	4/30/2031	118,152,763	118,078,917
RealPage, Inc. 1st Lien Term Loan	6.934% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	70,609,583	65,475,914
Surf Holdings LLC 2025 Incremental Term Loan	7.288% (1 mo. USD Term SOFR + 3.50%)	3/5/2027	30,000,000	28,096,800
Total				211,651,631
Total Floating Rate Loans (cost $2,472,173,992)				2,458,577,254

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.44%

Bermuda 0.02%
Bermuda Government International Bonds	2.375%	8/20/2030	5,577,000	5,140,042
Bermuda Government International Bonds	3.717%	1/25/2027	4,750,000	4,757,458
Total				9,897,500

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Colombia 0.26%
Colombia Government International Bonds	5.375%	1/21/2029	$111,983,000	$111,815,025

Dominican Republic 0.21%
Dominican Republic International Bonds	5.50%	2/22/2029	50,952,000	52,029,635
Dominican Republic International Bonds	5.95%	1/25/2027	31,564,000	32,012,840
Dominican Republic International Bonds	6.00%	7/19/2028	6,550,000	6,738,640
Total				90,781,115

Guatemala 0.04%
Guatemala Government Bonds	4.875%	2/13/2028	16,000,000	16,159,120

Hungary 0.37%
Hungary Government International Bonds	5.25%	6/16/2029	43,525,000	44,747,363
Hungary Government International Bonds†	5.375%	9/26/2030	59,860,000	62,125,781
Hungary Government International Bonds	6.125%	5/22/2028	20,000,000	20,825,171
Hungary Government International Bonds	6.125%	5/22/2028	30,099,000	31,340,840
Total				159,039,155

Kazakhstan 0.24%
Baiterek National Investment Holding JSC†	4.65%	10/1/2030	17,695,000	17,653,967
Baiterek National Investment Holding JSC†	5.45%	5/8/2028	31,310,000	31,990,057
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	13,844,000	14,243,496
Development Bank of Kazakhstan JSC†	5.625%	4/7/2030	38,728,000	40,300,347
Total				104,187,867

Mexico 0.49%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	207,389,000	211,254,731

Panama 0.07%
Panama Government International Bonds	3.875%	3/17/2028	12,770,000	12,660,816
Panama Government International Bonds	8.875%	9/30/2027	15,713,000	16,903,260
Total				29,564,076

Romania 0.69%
Romania Government International Bonds	3.00%	2/27/2027	6,776,000	6,704,888
Romania Government International Bonds	5.25%	11/25/2027	59,756,000	60,814,928
Romania Government International Bonds†	5.75%	9/16/2030	71,968,000	74,883,101
Romania Government International Bonds†	5.875%	1/30/2029	128,392,000	133,439,274
Romania Government International Bonds	6.625%	2/17/2028	20,094,000	21,005,573
Total				296,847,764

Serbia 0.05%
Serbia International Bonds	6.25%	5/26/2028	20,000,000	20,876,253
Total Foreign Government Obligations (cost $1,031,502,581)				1,050,422,606

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(l)	0.154%	#(m)	11/25/2026	$476,497,815	$579,755
Government National Mortgage Association Series 2013-193 IO(l)	0.122%	#(m)	1/16/2055	470,047	845
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	495,091	488,437
Government National Mortgage Association Series 2014-78 IO(l)	Zero Coupon	#(m)	3/16/2056	6,576,945	66
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,094,046	1,077,886
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,117,591)					2,146,989

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.14%
Federal Home Loan Mortgage Corp.	5.384% (30 day USD SOFR Average + 2.17%)	#	8/1/2055	18,197,839	18,646,363
Federal Home Loan Mortgage Corp.	5.436% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	28,630,902	29,184,384
Federal Home Loan Mortgage Corp.	5.513% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	49,380,804	50,608,136
Federal Home Loan Mortgage Corp.	5.633% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	27,354,237	28,143,086
Federal Home Loan Mortgage Corp.	5.87% (30 day USD SOFR Average + 2.11%)	#	5/1/2055	35,055,489	36,233,548
Federal Home Loan Mortgage Corp.	5.999% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	17,818,047	18,493,064
Federal National Mortgage Association	5.471% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	10,763,744	11,002,345
Federal National Mortgage Association	5.549% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	6,242,955	6,419,721
Federal National Mortgage Association	5.72% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	40,603,245	41,917,771
Federal National Mortgage Association	5.895% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	10,574,066	10,938,438
Federal National Mortgage Association	5.985% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	142,646,001	148,146,826

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association	7.00%		4/20/2054 - 9/20/2054	$325,251,239	$337,940,226
Uniform Mortgage-Backed Security(n)	4.50%		TBA	316,393,000	317,640,300
Uniform Mortgage-Backed Security(n)	5.00%		TBA	721,607,000	732,210,160
Total Government Sponsored Enterprises Pass-Throughs (cost $1,782,638,245)					1,787,524,368

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.90%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(l)	0.242%	#(m)	8/10/2035	214,200,000	6,726
ALA Trust Series 2025-OANA Class A†	5.403% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	26,630,000	26,804,624
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.41% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	16,370,000	16,435,922
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(l)	1.717%	#(m)	7/15/2049	16,753,441	3,176
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	11,935,860	11,844,784
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,155	6,059,912
Bank Series 2018-BN12 Class A2	4.074%		5/15/2061	40,806,631	40,664,114
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	12,577,767	12,254,108
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	30,373,000	29,106,154
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	47,590,000	50,358,225
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	119,825,000	126,124,751
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	18,200,885	19,247,403
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	12,040,217	11,483,179
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	17,121,000	15,684,411
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	63,929,261	65,078,082
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	31,800,000	33,686,109
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	54,500,000	57,498,933
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	312,132	311,683
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(m)	2/15/2051	30,550,000	30,371,955
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,731,511
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	22,439,000	22,215,620
Benchmark Mortgage Trust Series 2020-B22 Class A5	1.973%		1/15/2054	27,364,000	24,634,750

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	$27,368,108	$25,631,596
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	47,150,000	49,706,237
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	50,950,000	53,483,163
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(m)	5/15/2056	58,829,000	62,321,284
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	100,594,199	105,173,398
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	42,626,000	44,980,140
Benchmark Mortgage Trust Series 2025-V16 Class A3	5.439%	#(m)	8/15/2058	47,180,000	49,516,472
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	105,290,000	109,894,837
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	9,300,000	9,775,658
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(m)	12/15/2057	57,700,000	60,566,894
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	80,380,000	84,931,325
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	56,127,000	58,319,141
BWAY Mortgage Trust Series 2013-1515 Class XB†(l)	0.403%	#(m)	3/10/2033	103,040,000	880,415
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.04% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	38,733,873	38,798,613
BX Trust Series 2024-CNYN Class A†	5.102% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	55,697,281	55,772,316
BX Trust Series 2025-ARIA Class A†	5.031%	#(m)	12/13/2042	54,970,000	56,487,227
BX Trust Series 2025-ROIC Class A†	4.804% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	29,002,305	28,997,166
BX Trust Series 2025-TAIL Class A†	5.06% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	31,330,000	31,372,477
BX Trust Series 2025-VOLT Class A†	5.36% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	112,610,000	112,913,732
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	19,100,000	18,793,365
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	12,700,703	12,545,232
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(l)	1.209%	#(m)	5/10/2058	10,553,733	1,375
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(l)	1.044%	#(m)	11/10/2049	112,218,019	308,162

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(l)	0.634%	#(m)	12/10/2054	$128,646,844	$315,236
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,709,553	5,648,873
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(l)	Zero Coupon	#(m)	9/10/2045	63,614,404	897
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(l)	Zero Coupon	#(m)	6/10/2048	46,667,240	467
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(l)	0.493%	#(m)	11/10/2048	32,256,941	17,457
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	7,086,317	7,039,778
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(l)	0.976%	#(m)	2/10/2049	19,303,009	2,081
COMM Mortgage Trust Series 2012-CR4 Class XA(l)	1.144%	#(m)	10/15/2045	40,900,034	865,739
COMM Mortgage Trust Series 2014-UBS5 Class XA(l)	0.595%	#(m)	9/10/2047	8,731,668	392
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(l)	1.299%	#(m)	8/10/2049	75,819,591	60,709
CONE Trust Series 2024-DFW1 Class A†	5.301% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	32,000,000	32,032,762
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(l)	0.54%	#(m)	9/15/2037	113,021,624	949,043
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(l)	1.708%	#(m)	1/15/2049	44,409,519	8,069
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	30,065,993	29,895,877
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(l)	0.764%	#(m)	11/15/2049	146,329,789	130,921
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	5,800,000	5,740,122
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(m)	11/15/2050	15,800,000	15,453,906
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	14,150,000	13,287,845
DBC Mortgage Trust Series 2025-DBC Class A†	5.01% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	37,120,000	37,206,156
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	42,686,808
DBJPM Mortgage Trust Series 2016-C3 Class XA(l)	1.407%	#(m)	8/10/2049	144,692,262	117,316

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBWF Mortgage Trust Series 2015-LCM Class XA†(l)	0.423%	#(m)	6/10/2034	$1,727,812	$166
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	5.467% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	13,280,000	13,342,206
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.167% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	27,425,000	27,679,057
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	8.917% (30 day USD SOFR Average + 5.25%)	#	5/25/2042	23,462,000	24,645,297
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.917% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	27,295,000	28,484,208
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.667% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	9,512,352	9,582,141
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	55,679,116	56,000,440
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.717% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	20,520,000	20,581,880
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	16,693,484	16,762,956
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.917% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	7,635,482	7,644,928
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	16,910,265	16,981,751
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.697% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	23,235,955	23,266,338

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.967% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	$8,890,436	$9,080,593
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.817% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	7,933,890	7,935,584
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.817% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	28,820,180	28,915,079
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.617% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	8,774,961	8,781,434
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.767% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	20,330,330	20,352,176
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(l)	Zero Coupon	#(m)	11/10/2045	19,228,379	192
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	19,082,837	19,055,018
GS Mortgage Securities Trust Series 2016-GS2 Class XA(l)	1.573%	#(m)	5/10/2049	66,427,377	11,612
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	12,371,910	12,288,948
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	21,379,588
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(m)	3/10/2051	26,083,452	26,075,210
GS Mortgage Securities Trust Series 2019-GC42 Class A4	3.001%		9/10/2052	32,957,000	31,532,707
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	21,127,000	20,367,258
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,864,215
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.467%	#(m)	1/13/2040	46,160,000	48,166,524
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(l)	1.293%	#(m)	8/5/2034	150,785,000	28,964
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	38,009,349

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	$20,772,000	$872,424
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.805%	#(m)	6/10/2027	14,352,000	226,044
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(m)	6/10/2027	25,795,381	232,287
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(l)	0.376%	#(m)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(l)	0.034%	#(m)	6/10/2027	45,476,000	45
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(l)	0.575%	#(m)	12/15/2049	126,385,360	234,862
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(l)	1.013%	#(m)	9/15/2050	193,476,507	1,806,413
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(l)	1.116%	#(m)	7/5/2033	155,900,000	1,819,372
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(m)	3/25/2066	46,914,337	47,121,609
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	67,006,995	67,021,938
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(m)	2/25/2066	37,443,746	37,669,330
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	51,207,694	51,296,283
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(l)	0.75%	#(m)	11/15/2047	12,172,524	865
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(l)	0.444%	#(m)	11/15/2047	24,984,876	109,016
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(l)	Zero Coupon	#(m)	7/15/2048	13,255,145	133
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	82,085	81,454
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(l)	1.356%	#(m)	6/15/2052	85,505,499	2,770,317
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.55% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	34,670,000	34,753,361
LBA Trust Series 2024-7IND Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	21,092,706	21,123,765
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	13,971,373	13,954,553
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	67,422,469

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(l)	0.087%	#(m)	5/15/2046	$61,768,593	$3,706
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	5,459,501	5,429,882
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(l)	1.364%	#(m)	5/15/2049	17,864,562	233,379
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(l)	1.241%	#(m)	11/15/2049	196,326,576	488,775
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,426,781
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(l)	1.39%	#(m)	8/15/2049	45,272,500	71,571
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(l)	0.844%	#(m)	8/15/2049	121,222,774	247,028
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	12,535,000	12,517,724
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(m)	9/24/2057	78,953,270	78,069,404
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(m)	9/25/2070	38,976,349	39,244,198
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	39,236,147	39,350,434
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(a)	2/25/2061	19,451,966	19,505,091
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(m)	8/25/2065	34,827,929	34,997,343
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	14,852,664	14,860,402
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(m)	10/25/2065	35,966,932	36,218,043
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	60,015,709	60,263,520
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	5,031,966	5,014,670
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(m)	1/26/2060	155,672	155,159
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	48,040,000	49,757,925
SCG Trust Series 2025-SNIP Class A†	5.16% (1 mo. USD Term SOFR + 1.50%)	#	9/15/2042	50,050,000	50,248,568
Shops at Crystals Trust Series 2016-CSTL Class XA†(l)	0.606%	#(m)	7/5/2036	112,000,000	13,065
SHOW Trust Series 2022-BIZ Class A†	6.653% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	96,893,222	(b)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(m)	2/25/2050	937,291	908,151
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	53,180,000	52,792,972

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	$2,876,961	$2,852,172
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	5,505,752	5,434,649
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,894,610
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(l)	1.217%	#(m)	12/15/2050	212,858,777	3,296,182
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,595,228	3,562,326
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,390,557
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(a)	6/25/2070	25,994,800	26,198,593
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	19,183,527	19,243,714
Verus Securitization Trust Series 2025-8 Class A1†	4.869%	#(m)	9/25/2070	33,227,295	33,330,661
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(m)	10/27/2070	54,105,003	54,366,108
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	23,402,988	23,448,649
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	37,010,000	36,966,384
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(l)	1.662%	#(m)	8/15/2049	124,458,117	274,430
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(l)	1.968%	#(m)	6/15/2049	49,354,860	10,922
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	3,833,739	3,791,642
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A4	3.466%		5/15/2052	12,631,926	12,448,230
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,588,086
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	76,860,000	81,016,612
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	80,450,000	85,712,677
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	56,430,000	59,492,558
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(l)	0.496%	#(m)	8/15/2047	68,293,309	151,502

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(l)	0.274%	#(m)	9/15/2057	$7,810,137	$1,348
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(l)	0.424%	#(m)	9/15/2057	37,769,102	145,532
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,080,866,470)					3,840,949,464

U.S. TREASURY OBLIGATIONS 4.47%
U.S. Treasury Notes	3.375%		12/31/2027	592,624,000	592,369,355
U.S. Treasury Notes	3.50%		9/30/2027	905,257,000	906,317,853
U.S. Treasury Notes	3.50%		12/15/2028	428,431,000	429,753,112
Total U.S. Treasury Obligations (cost $1,924,711,930)					1,928,440,320
Total Long-Term Investments (cost $43,502,315,670)					43,574,498,162

SHORT-TERM INVESTMENTS 0.60%

REPURCHASE AGREEMENTS 0.44%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $73,670,700 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $74,688,216; proceeds: $73,243,407 (cost $73,223,575)				73,223,575	73,223,575
Repurchase Agreement dated 2/27/2026, 3.540% due 3/2/2026 with JPMorgan Securities LLC collateralized by $130,790,000 of U.S. Treasury Note at 1.625% due 5/15/2031; value: $119,445,918; proceeds: $117,091,532 (cost $117,057,000)				117,057,000	117,057,000
Total Repurchase Agreements (cost $190,280,575)					190,280,575

TIME DEPOSITS 0.02%
CitiBank N.A.(o) (cost $6,990,265)				6,990,265	6,990,265

				Shares

MONEY MARKET FUNDS 0.14%
Fidelity Government Portfolio(o) (cost $62,473,782)				62,473,782	62,473,782
Total Short-Term Investments (cost $259,744,622)					259,744,622
Total Investments in Securities 101.62% (cost $43,762,060,292)					43,834,242,784
Less Unfunded Loan Commitments (0.01%) (cost $2,296,046)					(2,267,470)
Net Investments in Securities 101.61% (cost $43,759,764,246)					43,831,975,314
Other Assets and Liabilities – Net(p) (1.62)%					(698,490,666)
Net Assets 100.00%					$43,133,484,648

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $23,940,159,491, which represents 55.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Securities purchased on a when-issued basis.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Defaulted.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Security partially/fully unfunded.
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts and swap contracts as follows:

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S41(4)	Goldman Sachs	5.00%	12/20/2028	$102,940,200	$7,379,063	$(1,220,253)	$6,158,810
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	216,728,000	1,129,594	2,666,753	3,796,347
CDX.NA.IG.S42(4)	Goldman Sachs	1.00%	6/20/2029	461,620,000	8,456,678	146,460	8,603,138
CDX.NA.IG.S43(4)	Goldman Sachs	1.00%	12/20/2029	633,895,000	11,264,183	994,541	12,258,724
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2027	94,275,000	657,409	(434,444)	222,965
Total					$28,886,927	$2,153,057	$31,039,984

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Oracle Corp.(4)	Goldman Sachs	1.00%	12/20/2030	$22,303,000	$(370,756)	$(229,283)	$(600,039)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $3,807,754. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,883,980.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at February 28, 2026:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	3.266%	2/18/2029	$1,510,800,000	$–	$3,807,382	$3,807,382

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
GoldmanSachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$1,380,000,000	$–	$(18,654,867)	$(18,654,867)
Goldman Sachs(2)	12-Month USD SOFR Index	3.221%	12/31/2027	2,566,000,000	–	(516,459)	(516,459)
Total					$–	$(19,171,326)	$(19,171,326)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at February 28, 2026(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$1,954,498	$(17,316)	$(214,299)	$(231,615)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	977,249	(14,135)	(101,673)	(115,808)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	488,624	(5,153)	(52,751)	(57,904)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	977,249	(16,591)	(99,217)	(115,808)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	488,624	(6,785)	(51,119)	(57,904)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	977,249	(10,024)	(105,783)	(115,807)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	977,249	(10,304)	(105,503)	(115,807)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,931,747	(22,728)	(324,694)	(347,422)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,929,980	(64,596)	(231,031)	(295,627)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,521,414	(53,210)	(157,952)	(211,162)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	2,817,131	(37,606)	(131,324)	(168,930)
Total					$(258,448)	$(1,575,346)	$(1,833,794)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,575,346.
(4)	Includes upfront payments paid (received).

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	73,646	Long	$15,390,715,769	$15,412,151,615	$21,435,846

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2026	28,490	Short	$(3,124,426,316)	$(3,137,906,406)	$(13,480,090)

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$136,499,784	$92,725,540	$229,225,324
Other	–	6,634,663,034	85,018,641	6,719,681,675
Remaining Industries	–	3,269,028,706	–	3,269,028,706
Convertible Bonds	–	63,971,907	–	63,971,907
Corporate Bonds
Oil & Gas	–	2,694,348,819	623	2,694,349,442
Remaining Industries	–	19,530,180,107	–	19,530,180,107
Floating Rate Loans
Biotechnology	–	37,990,429	95,740,581	133,731,010
Diversified Financial Services	–	129,663,075	162,810,000	292,473,075
Remaining Industries	–	2,032,373,169	–	2,032,373,169
Less Unfunded Loan Commitments	–	(2,267,470)	–	(2,267,470)
Foreign Government Obligations	–	1,050,422,606	–	1,050,422,606
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	2,146,989	–	2,146,989
Government Sponsored Enterprises Pass-Throughs	–	1,787,524,368	–	1,787,524,368
Non-Agency Commercial Mortgage-Backed Securities	–	3,744,056,242	96,893,222	3,840,949,464
U.S. Treasury Obligations	–	1,928,440,320	–	1,928,440,320
Short-Term Investments
Repurchase Agreements	–	190,280,575	–	190,280,575
Time Deposits	–	6,990,265	–	6,990,265
Money Market Funds	62,473,782	–	–	62,473,782
Total	$62,473,782	$43,236,312,925	$533,188,607	$43,831,975,314
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$31,039,984	$–	$31,039,984
Liabilities	–	(600,039)	–	(600,039)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	3,807,382	–	3,807,382
Liabilities	–	(19,171,326)	–	(19,171,326)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,833,794)	–	(1,833,794)
Futures Contracts
Assets	21,435,846	–	–	21,435,846
Liabilities	(13,480,090)	–	–	(13,480,090)
Total	$7,955,756	$13,242,207	$–	$21,197,963

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND February 28, 2026

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2025	$177,657,838	$623	$119,571,911	$–
Accrued Discounts (Premiums)	241	–	(207,497)	–
Realized Gain/(Loss)	–	–	(8,351)	–
Change in Unrealized Appreciation (Depreciation)	86,102	–	(1,478,189)	7,591,497
Purchases	–	–	296,693	–
Sales	–	–	(4,609,761)	–
Transfers into Level 3(a)	–	–	163,432,359	89,301,725
Transfers out of Level 3(a)	–	–	(18,446,584)	–
Balance as of February 28, 2026	$177,744,181	$623	$258,550,581	$96,893,222
Change in unrealized appreciation/(depreciation) for the period ended February 28, 2026, related to Level 3 investments held at February 28, 2026	$86,102	$–	$(1,478,189)	$7,591,497

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.20%

ASSET-BACKED SECURITIES 13.65%

Automobiles 7.44%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$4,415,000	$4,437,524
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	7,130,000	7,175,595
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,817,280	6,879,318
CarMax Auto Owner Trust Series 2022-3 Class B	4.69%	2/15/2028	9,709,000	9,734,410
CarMax Auto Owner Trust Series 2024-3 Class A3	4.89%	7/16/2029	8,120,000	8,211,737
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,599,122
CarMax Select Receivables Trust Series 2025-B Class A3	4.12%	3/15/2030	8,520,000	8,566,167
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	7,656,799	7,704,887
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,151,849
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,000,000	7,074,674
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	6,400,000	6,418,133
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,941,857
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	7,211,995	7,240,194
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,905,000	3,963,170
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	4,270,000	4,332,110
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	18,885,000	18,821,607
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	3,581,603	3,618,771
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,608,270
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	3,790,000	3,895,130
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%	12/17/2029	2,260,000	2,315,948
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	6,066,000	5,976,183

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	$6,069,762	$6,121,490
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	6,714,714	6,783,409
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	4,175,000	4,241,373
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	5,548,000	5,610,274
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	9,040,000	9,146,234
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	2,394,402	2,411,753
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	561,034	561,314
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	6,289,165	6,404,673
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,901,366
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	3,485,000	3,566,927
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	5,755,000	5,830,887
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%	1/15/2032	11,795,000	11,953,931
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	3,408,829	3,420,543
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A4	5.01%	1/22/2030	5,340,000	5,400,086
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	3,592,212	3,606,806
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	8,735,000	8,885,929
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	8,055,000	8,090,611
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	12,455,066	12,583,988
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	8,110,000	8,210,752
World Omni Select Auto Trust Series 2024-A Class A3	4.98%	2/15/2030	4,947,864	4,970,611
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	4,750,000	4,761,743
Total				277,131,356

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.85%
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A	4.65%		10/15/2037	$2,609,000	$2,674,860
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30%		6/21/2030	7,805,000	7,924,383
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	13,495,000	13,733,049
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	7,115,000	7,136,438
Total					31,468,730

Other 5.36%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.218% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2038	1,000,000	1,005,030
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	10,000,000	10,028,039
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	5,670,000	5,716,738
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	5,620,000	5,648,557
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038	8,000,000	8,024,272
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	7,100,000	7,122,814
Birch Grove CLO 3 Ltd. Series 2021-3A Class BR†	5.268% (3 mo. USD Term SOFR + 1.60%)	#	1/19/2038	2,210,000	2,212,491
BSPDF Issuer LLC Series 2026-FL3 Class A†(a)	5.10% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	2,500,000	2,501,551
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.046% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	3,900,000	3,914,272
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	3,042,375	3,101,195
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,285,000	5,379,477
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	10,535,000	10,648,707
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,092,250	3,125,861
Golub Capital Partners CLO 41B-R Ltd. Series 2019-41A Class CR2†	5.67% (3 mo. USD Term SOFR + 2.00%)	#	7/20/2038	3,500,000	3,514,277
Katayma CLO II Ltd. Series 2024-2A Class B†	5.818% (3 mo. USD Term SOFR + 2.15%)	#	4/20/2037	4,000,000	4,008,220

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 57 Ltd. Series 2025-57A Class B†	5.372% (3 mo. USD Term SOFR + 1.70%)	#	7/15/2038	$5,180,000	$5,198,099
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	7,295,640	7,223,141
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	8,300,000	8,136,733
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	5.208% (30 day USD SOFR Average + 1.55%)	#	1/17/2037	1,096,778	1,095,425
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.045% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	6,190,000	6,206,387
M&T Equipment Notes Series 2025-1A Class A3†	4.78%		9/17/2029	8,475,000	8,628,499
Madison Park Funding LXIII Ltd. Series 2023-63A Class BR†	5.42% (3 mo. USD Term SOFR + 1.75%)	#	7/21/2038	7,125,000	7,159,898
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	4.968% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2039	8,390,000	8,424,802
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A Class CR†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	1/20/2037	7,920,000	7,935,214
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,249,352
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	2,649,843	2,655,310
PFP Ltd. Series 2026-13 Class A†	5.166% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	5,830,000	5,859,166
PFS Financing Corp. Series 2023-B Class A†	5.27%		5/15/2028	4,951,000	4,964,864
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	5.668% (3 mo. USD Term SOFR + 2.00%)	#	4/26/2037	4,950,000	4,963,558
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2†	5.418% (3 mo. USD Term SOFR + 1.75%)	#	4/25/2037	4,900,000	4,907,179
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	6,109,688	6,112,779
Silver Point CLO 4 Ltd. Series 2024-4A Class A2†	5.502% (3 mo. USD Term SOFR + 1.83%)	#	4/15/2037	9,260,000	9,271,344
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	3,064,525	3,070,866
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	6,161,000	6,279,764
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	7,000,000	7,202,516
Total					199,496,397
Total Asset-Backed Securities (cost $504,896,650)					508,096,483

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Shares	Fair Value
COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(b) (cost $295,820)			16,516	$309,640

			Principal Amount

CORPORATE BONDS 41.38%

Aerospace/Defense 0.81%
ATI, Inc.	7.25%	8/15/2030	$3,331,000	3,491,477
Boeing Co.	6.528%	5/1/2034	3,521,000	3,948,900
Boeing Co.	6.858%	5/1/2054	3,791,000	4,350,516
Hexcel Corp.	5.875%	2/26/2035	6,083,000	6,488,925
Northrop Grumman Corp.	3.25%	1/15/2028	7,706,000	7,629,811
TransDigm, Inc.†	6.75%	1/31/2034	3,906,000	4,056,914
Total				29,966,543

Agriculture 0.45%
Altria Group, Inc.	4.875%	2/4/2028	6,659,000	6,781,300
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%	7/1/2034	5,261,000	5,569,976
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	4,110,000	4,449,381
Total				16,800,657

Airlines 0.42%
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	9,655,000	9,848,438
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,615,000	5,711,302
Total				15,559,740

Auto Manufacturers 0.84%
Ford Motor Co.	9.625%	4/22/2030	4,800,000	5,609,877
Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,761,000	1,788,322
Ford Motor Credit Co. LLC	6.054%	11/5/2031	4,344,000	4,522,447
Ford Motor Credit Co. LLC	7.20%	6/10/2030	4,809,000	5,194,137
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	5,620,000	5,825,748
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	5,256,000	5,465,114
Toyota Motor Credit Corp.	4.55%	9/20/2027	2,894,000	2,931,523
Total				31,337,168

Auto Parts & Equipment 0.20%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	3,578,000	3,716,111
ZF North America Capital, Inc.†	6.75%	4/23/2030	3,692,000	3,731,988
Total				7,448,099

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 6.77%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	$5,400,000	$4,957,005
Banco de Credito del Peru SA (Peru)†(c)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037	5,418,000	5,464,866
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	17,094,530
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	10,417,377
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,593,511
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,828,162
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,725,000	13,680,330
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	11,157,000	11,756,931
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035	7,467,000	7,501,468
Freedom Mortgage Corp.†	12.25%		10/1/2030	4,773,000	5,194,547
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	15,596,000	14,071,438
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%)	#	1/21/2037	3,154,000	3,177,409
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	9,360,122
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037	9,181,000	9,278,098
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035	6,535,000	6,788,417
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	4,289,000	4,462,172
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%)	#	6/23/2032	7,961,000	7,324,672
Macquarie Group Ltd. (Australia)†(c)(d)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	9,640,000	9,755,374
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,778,000	6,080,288
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,460,000	15,606,587
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	4,900,000	5,021,255
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	6,982,000	7,412,718

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	$7,223,000	$7,666,357
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,299,000	7,408,749
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	4,487,000	4,499,087
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	5,333,000	5,443,670
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,735,620
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,763,028
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	7,066,000	6,637,215
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,858,897
Total					251,839,900

Beverages 0.28%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,375,499
Coca-Cola Consolidated, Inc.(d)	5.45%		6/1/2034	3,662,000	3,893,290
Total					10,268,789

Biotechnology 0.64%
Amgen, Inc.	5.15%		3/2/2028	9,427,000	9,656,660
Genmab AS/Genmab Finance LLC (Denmark)†(c)	6.25%		12/15/2032	3,792,000	3,937,965
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	5,323,000	3,311,773
Royalty Pharma PLC	3.35%		9/2/2051	1,909,000	1,293,017
Royalty Pharma PLC	5.40%		9/2/2034	5,400,000	5,596,199
Total					23,795,614

Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,657,079
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,353,056
Total					7,010,135

Chemicals 0.35%
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,645,000	5,817,601
OCP SA (Malaysia)(c)	6.75%		5/2/2034	3,465,000	3,756,502
Rain Carbon, Inc.†(d)	12.25%		9/1/2029	3,350,000	3,571,556
Total					13,145,659

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	3,791,000	3,465,792

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services 0.83%
Allied Universal Holdco LLC†	7.875%	2/15/2031	$3,427,000	$3,622,591
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,043,000	4,003,800
CompoSecure Holdings LLC†	5.625%	2/1/2033	3,676,000	3,659,991
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,494,178
Global Payments, Inc.	2.90%	11/15/2031	6,512,000	5,867,162
Global Payments, Inc.	5.55%	11/15/2035	1,273,000	1,266,900
Herc Holdings, Inc.†(d)	7.25%	6/15/2033	3,231,000	3,417,484
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	5,247,000	5,456,830
Total				30,788,936

Computers 0.18%
Gartner, Inc.†	4.50%	7/1/2028	6,725,000	6,631,989

Cosmetics/Personal Care 0.30%
Kenvue, Inc.	5.10%	3/22/2043	5,883,000	5,803,808
Opal Bidco SAS (France)†(c)	6.50%	3/31/2032	5,151,000	5,308,863
Total				11,112,671

Diversified Financial Services 2.49%
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	6,761,337
Aircastle Ltd.†	6.50%	7/18/2028	5,000,000	5,259,181
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	7,346,000	7,362,371
Atlas Warehouse Lending Co. LP†	5.25%	1/15/2033	2,272,000	2,259,495
Aviation Capital Group LLC†	4.875%	1/28/2033	2,364,000	2,356,622
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	8,229,163
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%	11/12/2030	5,521,000	5,506,263
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.375%	5/30/2030	5,464,000	5,654,833
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	2,776,000	2,893,751
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	9,401,000	9,951,905
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	4,566,000	4,689,050
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	8,602,235
LPL Holdings, Inc.	5.75%	6/15/2035	4,272,000	4,366,177
Muthoot Finance Ltd. (India)(c)	6.375%	4/23/2029	5,400,000	5,492,321
Navient Corp.	11.50%	3/15/2031	834,000	884,409
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,745,000	4,750,223
OneMain Finance Corp.	7.50%	5/15/2031	3,599,000	3,718,540
Osaic Holdings, Inc.†	6.75%	8/1/2032	3,632,000	3,667,830
Rocket Cos., Inc.†	6.375%	8/1/2033	377,000	390,108
Total				92,795,814

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric 4.37%
Appalachian Power Co.	5.65%		4/1/2034	$5,371,000	$5,672,286
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	6,961,000	7,352,981
Comision Federal de Electricidad (Mexico)†(c)	6.045%		1/28/2034	1,971,000	1,995,637
Comision Federal de Electricidad (Mexico)(c)	6.045%		1/28/2034	432,000	437,400
Comision Federal de Electricidad (Mexico)(c)	6.45%		1/24/2035	3,239,000	3,358,169
Constellation Energy Generation LLC†	5.00%		2/1/2031	8,504,000	8,634,177
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055	2,392,000	2,506,457
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	4,918,000	5,067,543
Entergy Louisiana LLC	4.90%		4/15/2036	1,868,000	1,871,071
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,850,956
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	3,326,124	3,473,039
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,641,145
Florida Power & Light Co.	5.60%		2/15/2066	3,855,000	3,835,805
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,373,466
Indiana Michigan Power Co.	5.60%		3/15/2056	1,673,000	1,668,691
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	10,061,059
Jersey Central Power & Light Co.	5.10%		1/15/2035	2,005,000	2,059,962
Lightning Power LLC†	7.25%		8/15/2032	3,616,000	3,841,320
Louisville Gas & Electric Co.	5.85%		8/15/2055	3,774,000	3,874,181
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,591,672
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,413,723
NRG Energy, Inc.†	5.407%		10/15/2035	4,191,000	4,238,107
NRG Energy, Inc.†	6.00%		2/1/2033	3,701,000	3,792,502
Oglethorpe Power Corp.	5.80%		6/1/2054	3,335,000	3,385,608
Pacific Gas & Electric Co.	5.20%		5/1/2036	3,049,000	3,060,289
Pacific Gas & Electric Co.	5.80%		5/15/2034	8,904,000	9,397,447
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056	1,951,000	1,948,310
PSEG Power LLC†	5.75%		5/15/2035	5,523,000	5,788,130
Talen Energy Supply LLC†	6.25%		2/1/2034	4,338,000	4,416,907
Virginia Electric & Power Co.(a)	4.95%		3/15/2036	7,346,000	7,336,882
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,585,199
Vistra Operations Co. LLC†	5.70%		12/30/2034	13,060,000	13,542,933
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,381,000	3,574,495
Total					162,647,549

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.26%
Flex Ltd.	5.375%	11/13/2035	$3,614,000	$3,655,021
Vontier Corp.	2.95%	4/1/2031	6,599,000	6,132,880
Total				9,787,901

Engineering & Construction 0.35%
MasTec, Inc.†	4.50%	8/15/2028	7,539,000	7,538,926
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,331,231
Total				12,870,157

Entertainment 0.26%
Discovery Global Holdings, Inc.	4.279%	3/15/2032	4,188,000	3,852,960
Flutter Treasury DAC (Ireland)†(c)	5.875%	6/4/2031	6,007,000	5,993,659
Total				9,846,619

Equity Real Estate 0.16%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	6,013,000	5,929,190

Food 0.46%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	5.75%	4/1/2033	7,102,000	7,473,016
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	6.375%	4/15/2066	5,105,000	5,202,556
Pilgrim’s Pride Corp.	3.50%	3/1/2032	4,910,000	4,610,371
Total				17,285,943

Forest Products & Paper 0.10%
Magnera Corp.†(d)	4.75%	11/15/2029	3,960,000	3,682,480

Gas 0.39%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	7,218,434
National Fuel Gas Co.	5.95%	3/15/2035	7,020,000	7,481,942
Total				14,700,376

Health Care-Products 0.89%
180 Medical, Inc.†	5.30%	10/8/2035	4,279,000	4,310,215
Baxter International, Inc.	2.539%	2/1/2032	11,870,000	10,388,615
Baxter International, Inc.	5.65%	12/15/2035	8,140,000	8,280,420
Solventum Corp.	5.60%	3/23/2034	3,598,000	3,763,357
VSP Optical Group, Inc.†	5.45%	12/1/2035	6,151,000	6,260,659
Total				33,003,266

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 1.11%
Centene Corp.	2.45%	7/15/2028	$8,616,000	$8,124,515
Centene Corp.	3.375%	2/15/2030	4,989,000	4,629,612
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	6,487,000	5,863,411
Icon Investments Six DAC (Ireland)(c)	6.00%	5/8/2034	7,254,000	7,446,333
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,336,679
UnitedHealth Group, Inc.	3.45%	1/15/2027	3,938,000	3,927,722
Universal Health Services, Inc.	2.65%	10/15/2030	5,205,000	4,792,698
Universal Health Services, Inc.	2.65%	1/15/2032	3,635,000	3,253,979
Total				41,374,949

Home Furnishings 0.15%
Whirlpool Corp.	6.125%	6/15/2030	5,707,000	5,736,950

Insurance 2.78%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	3,715,000	3,759,907
Athene Global Funding†	1.985%	8/19/2028	1,232,000	1,165,478
Athene Global Funding†	5.033%	7/17/2030	11,703,000	11,777,402
Athene Global Funding†	5.62%	5/8/2026	8,057,000	8,077,887
Belrose Funding Trust II†	6.792%	5/15/2055	2,919,000	2,977,920
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,027,051
Brown & Brown, Inc.	2.375%	3/15/2031	8,083,000	7,267,354
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,227,855
GA Global Funding Trust†	2.90%	1/6/2032	5,390,000	4,779,651
GA Global Funding Trust†	5.20%	12/9/2031	7,698,000	7,781,126
GA Global Funding Trust†	5.50%	4/1/2032	7,671,000	7,770,516
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,707,040
Jackson National Life Global Funding†	4.60%	10/1/2029	6,031,000	6,058,123
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,652,186
Principal Life Global Funding II†	5.10%	1/25/2029	3,967,000	4,069,199
RGA Global Funding†	5.00%	8/25/2032	11,144,000	11,347,617
Sammons Financial Group Global Funding†	5.10%	12/10/2029	3,938,000	4,044,721
Total				103,491,033

Internet 1.21%
AppLovin Corp.	5.375%	12/1/2031	4,017,000	4,141,409
Beignet Investor LLC†	6.581%	5/30/2049	6,960,000	7,396,070
Meta Platforms, Inc.	5.625%	11/15/2055	6,987,000	6,844,445
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	5,100,000	3,641,498
Uber Technologies, Inc.†	4.50%	8/15/2029	14,787,000	14,810,201

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet (continued)
Uber Technologies, Inc.	5.35%		9/15/2054	$4,603,000	$4,392,107
Weibo Corp. (China)(c)(d)	3.375%		7/8/2030	4,000,000	3,836,020
Total					45,061,750

Iron-Steel 0.36%
Carpenter Technology Corp.†	5.625%		3/1/2034	3,859,000	3,939,765
Commercial Metals Co.†	5.75%		11/15/2033	3,874,000	3,954,928
U.S. Steel Corp.	6.875%		3/1/2029	2,785,000	2,782,213
Vale Overseas Ltd. (Brazil)†(c)	6.00% (5 yr. CMT + 2.43%)	#	2/25/2056	2,578,000	2,628,529
Total					13,305,435

Leisure Time 0.63%
Carnival Corp.†	6.125%		2/15/2033	5,637,000	5,839,177
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	5,425,000	5,467,293
Royal Caribbean Cruises Ltd.	5.375%		1/15/2036	6,827,000	6,976,327
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	5,056,000	5,238,743
Total					23,521,540

Lodging 0.40%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	5,541,000	5,603,131
MGM China Holdings Ltd. (Macau)(c)	4.75%		2/1/2027	3,760,000	3,748,088
Wynn Macau Ltd. (Macau)†(c)	6.75%		2/15/2034	5,512,000	5,591,868
Total					14,943,087

Machinery: Construction & Mining 0.05%
Vertiv Holdings Co.(a)	4.85%		3/15/2036	1,239,000	1,234,713
Vertiv Holdings Co.(a)	5.80%		3/15/2056	743,000	744,808
Total					1,979,521

Machinery-Diversified 0.38%
nVent Finance SARL (Luxembourg)(c)	4.55%		4/15/2028	13,974,000	14,086,803

Media 0.53%
Directv Financing LLC†	8.875%		2/1/2030	3,986,000	3,992,351
Paramount Global	3.375%		2/15/2028	6,766,000	6,543,144
Paramount Global	4.90%		8/15/2044	5,201,000	3,344,443
Paramount Global	6.875%		4/30/2036	2,491,000	2,264,968
Univision Communications, Inc.†	8.50%		7/31/2031	3,535,000	3,620,922
Total					19,765,828

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.46%
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	$6,646,000	$7,061,188
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	6,112,000	6,618,116
Corp. Nacional del Cobre de Chile (Chile)†(c)	6.33%	1/13/2035	6,719,000	7,285,949
Freeport Indonesia PT (Indonesia)(c)	6.20%	4/14/2052	993,000	1,016,664
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,152,524
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,266,020
Hecla Mining Co.	7.25%	2/15/2028	1,938,000	1,944,551
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	5,361,000	5,578,024
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	4,255,000	4,495,694
Novelis Corp.†	6.875%	1/30/2030	5,358,000	5,533,839
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	5,233,000	5,489,796
Total				54,442,365

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,809,718

Oil & Gas 2.31%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	3,465,000	3,646,781
Caturus Energy LLC†	8.50%	2/15/2030	5,398,000	5,643,971
Continental Resources, Inc.†	5.75%	1/15/2031	6,850,000	7,106,789
Crescent Energy Finance LLC†	7.375%	1/15/2033	3,477,000	3,456,693
EQT Corp.	6.375%	4/1/2029	3,242,000	3,350,745
EQT Corp.	7.00%	2/1/2030	3,309,000	3,624,902
Expand Energy Corp.	5.375%	3/15/2030	1,993,000	2,023,592
Expand Energy Corp.†	5.875%	2/1/2029	13,881,000	13,887,958
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	6,781,000	7,159,753
Nabors Industries, Inc.†	8.875%	8/15/2031	3,628,000	3,760,513
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,730,000	35	(f)
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	1,820,000	1,939,175
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	7,238,000	7,258,566
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	4.375%	2/2/2031	4,724,000	4,726,605
SM Energy Co.†	6.75%	8/1/2029	3,539,000	3,620,846
Transocean International Ltd.†	7.875%	10/15/2032	3,795,000	4,076,680
Viper Energy Partners LLC	5.70%	8/1/2035	5,034,000	5,225,166
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	5,223,000	5,364,089
Total				85,872,859

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas Services 0.21%
Kodiak Gas Services LLC†	6.50%		10/1/2033	$3,699,000	$3,816,391
WBI Operating LLC†	6.25%		10/15/2030	3,881,000	3,957,592
Total					7,773,983

Packaging & Containers 0.28%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,033,000	7,091,624
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2030	3,375,000	3,328,657
Total					10,420,281

Pharmaceuticals 1.02%
AbbVie, Inc.(d)	4.80%		3/15/2027	6,764,000	6,828,580
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,059,484
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,465,783
Bayer U.S. Finance LLC†	6.50%		11/21/2033	2,444,000	2,679,531
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	3,662,000	3,853,922
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(c)(d)	4.45%		5/19/2028	6,798,000	6,899,090
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	2,186,000	2,171,275
Total					37,957,665

Pipelines 1.89%
Boardwalk Pipelines LP	3.40%		2/15/2031	5,052,000	4,828,744
Colonial Enterprises, Inc.†	5.627%		11/15/2035	5,696,000	5,857,389
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	8,967,000	9,150,297
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	2,622,000	2,698,388
DT Midstream, Inc.†	4.125%		6/15/2029	7,288,000	7,238,954
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	2,814,000	2,781,770
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	4,957,000	5,324,438
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	7,804,000	9,010,296
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	7,555,000	7,971,875
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	7,107,000	7,406,317
NGPL PipeCo LLC†	3.25%		7/15/2031	3,129,000	2,936,093
Southern Natural Gas Co. LLC†	5.45%		8/1/2035	5,105,000	5,303,757
Total					70,508,318

REITS 1.82%
Brandywine Operating Partnership LP	4.55%		10/1/2029	3,922,000	3,703,221
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040	6,458,740	6,437,426
Crown Castle, Inc.	3.30%		7/1/2030	7,054,000	6,759,251

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Crown Castle, Inc.	5.80%	3/1/2034	$5,148,000	$5,455,124
EPR Properties	4.50%	6/1/2027	2,808,000	2,814,156
EPR Properties	4.95%	4/15/2028	3,475,000	3,517,709
Host Hotels & Resorts LP	5.70%	6/15/2032	5,260,000	5,543,751
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,813,000	3,692,701
Millrose Properties, Inc.†	6.375%	8/1/2030	4,202,000	4,313,353
Piedmont Operating Partnership LP	5.625%	1/15/2033	2,790,000	2,805,034
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	12,254,000	12,238,061
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,891,856
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	5,410,000	5,460,758
Total				67,632,401

Retail 0.23%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	3,138,000	3,221,377
QXO Building Products, Inc.†	6.75%	4/30/2032	5,297,000	5,490,902
Total				8,712,279

Semiconductors 0.44%
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,842,000	6,100,148
Foundry JV Holdco LLC†	5.90%	1/25/2033	4,129,000	4,378,677
Foundry JV Holdco LLC†	6.15%	1/25/2032	3,419,000	3,670,120
Foundry JV Holdco LLC†	6.25%	1/25/2035	2,019,000	2,176,017
Total				16,324,962

Software 0.70%
Fiserv, Inc.	4.55%	2/15/2031	2,453,000	2,446,691
Fiserv, Inc.	5.15%	8/12/2034	3,036,000	3,028,342
Fiserv, Inc.	5.45%	3/15/2034	2,657,000	2,710,106
Oracle Corp.	5.375%	7/15/2040	4,241,000	3,883,132
Oracle Corp.	5.95%	9/26/2055	9,983,000	8,791,428
Oracle Corp.	6.55%	2/4/2046	5,339,000	5,205,438
Total				26,065,137

Telecommunications 0.51%
Altice France SA (France)†(c)	9.50%	11/1/2029	3,761,186	3,822,283
Cipher Compute LLC†	7.125%	11/15/2030	3,786,000	3,951,047
Level 3 Financing, Inc.†	8.50%	1/15/2036	7,050,519	7,348,470
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	3,709,000	3,728,230
Total				18,850,030

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 0.45%
GXO Logistics, Inc.	6.50%	5/6/2034	$6,995,000	$7,617,084
Rand Parent LLC†	8.50%	2/15/2030	3,274,000	3,418,026
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	5,496,000	5,786,508
Total				16,821,618

Trucking & Leasing 0.09%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	3,375,000	3,380,874

Water 0.19%
Nova Securitisation SARL (Luxembourg)†(c)(d)	5.75%	2/3/2031	7,110,000	7,030,639
Total Corporate Bonds (cost $1,516,375,246)				1,540,591,012

FLOATING RATE LOANS(g) 1.50%

Airlines 0.07%
American Airlines, Inc. 2025 Term Loan	5.918% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	2,499,903	2,499,903

Diversified Financial Services 0.59%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.417% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	10,287,065	10,339,632
Citadel Securities LP 2024 First Lien Term Loan	5.672% (3 mo. USD Term SOFR + 2.00%)	10/31/2031	4,317,390	4,311,993
Hudson River Trading LLC 2026 Repriced Term Loan B	6.167% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	7,325,836	7,260,197
Total				21,911,822

Electric 0.12%
NRG Energy, Inc. 2024 Term Loan	5.423% - 5.52% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%)	4/16/2031	4,274,616	4,290,175

Entertainment 0.31%
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.422% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	7,815,517	7,711,297
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.673% (1 mo. USD Term SOFR + 2.00%)	12/4/2031	1,932,864	1,928,032
Six Flags Entertainment Corp. 2024 Term Loan B	5.673% (1 mo. USD Term SOFR + 2.00%)	5/1/2031	1,857,970	1,839,390
Total				11,478,719

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Environmental Control 0.14%
Clean Harbors, Inc. 2025 Term Loan	5.173% (1 mo. USD Term SOFR + 1.50%)		10/8/2032	$5,326,000	$5,373,455

Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.41% (3 mo. USD Term SOFR + 1.75%)		7/30/2032	5,668,792	5,660,714

Retail 0.12%
Panera Bread Co. 2022 Term Loan A3	5.273% (1 mo. USD Term SOFR + 1.50%)		6/15/2027	2,297,143	2,300,014
Panera Bread Co. 2022 Term Loan A5	5.273% (1 mo. USD Term SOFR + 1.50%)		6/15/2027	2,297,143	2,311,500
Total					4,611,514
Total Floating Rate Loans (cost $55,936,891)					55,826,302

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.49%

Mexico 0.10%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,542,000	3,608,023

Panama 0.13%
Panama Government International Bonds	5.227%		2/23/2034	4,913,000	4,916,685

Romania 0.16%
Romania Government International Bonds†	6.625%		5/16/2036	5,534,000	5,900,986

South Africa 0.10%
Republic of South Africa Government International Bonds†	6.125%		12/11/2037	3,898,000	3,851,516
Total Foreign Government Obligations (cost $17,834,420)					18,277,210

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	10,710,000	9,795,071
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	10,265,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	9,054,768
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(h)	12/25/2032	9,360,000	9,271,308

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(h)	1/25/2033	$5,170,000	$5,273,173
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(h)	10/25/2033	5,520,000	5,815,165
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	13,216,000	12,555,290
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(h)	5/25/2033	12,960,000	12,974,925
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $72,195,305)					75,005,679

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.94%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	8,666,799	7,262,064
Federal Home Loan Mortgage Corp.(a)	2.50%		4/1/2052	21,400,398	18,671,807
Federal Home Loan Mortgage Corp.	3.00%		7/1/2050	11,351,178	10,364,571
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	22,018,760	21,039,220
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 11/1/2054	19,525,532	19,906,115
Federal Home Loan Mortgage Corp.	5.438% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	7,148,696	7,325,508
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	18,482,562	19,126,540
Federal Home Loan Mortgage Corp.	6.00%		9/1/2039 - 2/1/2055	20,750,449	21,578,365
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	10,664,031	11,155,417
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	51,469,948	45,379,212
Federal National Mortgage Association	3.00%		4/1/2051	17,251,227	15,751,748
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	12,302,677	11,727,431
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	19,199,634	19,597,509
Federal National Mortgage Association	5.473% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	26,884,144	27,591,862
Federal National Mortgage Association	5.50%		11/1/2038 - 10/1/2054	19,988,133	20,693,731

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	$22,780,501	$23,646,496
Federal National Mortgage Association	6.254% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	17,102,384	17,918,574
Government National Mortgage Association(i)	2.00%		TBA	8,873,000	7,519,793
Government National Mortgage Association(i)	2.50%		TBA	27,120,000	23,934,595
Government National Mortgage Association(i)	3.00%		TBA	69,052,000	63,331,754
Government National Mortgage Association(i)	4.50%		TBA	43,238,000	42,700,573
Government National Mortgage Association(i)	5.00%		TBA	58,831,000	58,991,594
Government National Mortgage Association(i)	5.50%		TBA	79,791,000	80,761,805
Government National Mortgage Association(i)	6.00%		TBA	52,850,000	53,898,241
Uniform Mortgage-Backed Security(i)	2.00%		TBA	34,310,000	29,468,290
Uniform Mortgage-Backed Security(i)	2.50%		TBA	35,741,000	30,971,916
Uniform Mortgage-Backed Security(i)	3.00%		TBA	10,288,000	9,305,502
Uniform Mortgage-Backed Security(i)	3.50%		TBA	3,314,000	3,122,070
Uniform Mortgage-Backed Security(i)	4.00%		TBA	30,140,000	29,442,042
Uniform Mortgage-Backed Security(i)	4.50%		TBA	80,837,000	81,069,327
Uniform Mortgage-Backed Security(i)	5.00%		TBA	71,658,000	72,332,952
Uniform Mortgage-Backed Security(i)	5.50%		TBA	49,266,000	50,226,897
Uniform Mortgage-Backed Security(i)	6.50%		TBA	2,465,000	2,561,408
Uniform Mortgage-Backed Security(i)	7.00%		TBA	6,968,000	7,323,429
Total Government Sponsored Enterprises Pass-Throughs (cost $959,487,099)					965,698,358

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.51%
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	5,340,000	5,117,271
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	6,816,873	5,855,788
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(h)	9/15/2056	6,900,000	7,529,981
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	3,120,000	3,305,052
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	4,750,000	5,011,375
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(h)	11/15/2057	4,980,000	5,273,177
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,160,000	4,385,534
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	4,910,000	5,133,511
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	7,000,000	7,306,144
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	5,030,554

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	$5,940,000	$6,243,807
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	14,630,000	15,356,909
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.04% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	1,849,490	1,852,581
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.367% (1 mo. USD Term SOFR + 1.70%)	#	2/15/2042	3,580,000	3,591,030
BX Trust Series 2025-ARIA Class A†	5.031%	#(h)	12/13/2042	6,730,000	6,915,755
BX Trust Series 2025-ROIC Class B†	5.053% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,470,984	6,463,347
BX Trust Series 2025-VLT6 Class B†	5.552% (1 mo. USD Term SOFR + 1.89%)	#	3/15/2042	2,790,000	2,786,260
BX Trust Series 2025-VOLT Class D†	6.41% (1 mo. USD Term SOFR + 2.75%)	#	12/15/2044	4,590,000	4,611,046
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(h)	7/1/2051	9,694,340	8,327,572
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	7,543,047	6,501,985
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	11,912,552	10,233,344
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(j)	Zero Coupon	#(h)	10/10/2047	12,954,530	130
Citigroup Mortgage Loan Trust, Inc. Series
2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	1,080,596	967,299
CONE Trust Series 2024-DFW1 Class A†	5.301% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	3,880,000	3,883,972
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4	4.053%		3/15/2052	6,097,846	6,083,564
DBC Mortgage Trust Series 2025-DBC Class A†	5.01% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	4,930,000	4,941,443
EFMT Series 2025-INV2 Class A1†	5.387%	(k)	5/26/2070	4,363,454	4,407,952
EFMT Series 2025-INV4 Class A1†	5.10%	(k)	10/25/2070	5,879,904	5,926,593
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.167% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	4,080,000	4,117,796
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.017% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	2,100,000	2,176,099
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.917% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	4,120,000	4,299,503

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.217% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	$1,815,230	$1,823,007
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	7.417% (30 day USD SOFR Average + 3.75%)	#	12/25/2042	6,350,000	6,634,476
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.567% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	2,953,524	3,109,430
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.967% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	3,278,931	3,349,064
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	12,070,000	12,235,137
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	3,228,842	2,773,620
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	6/1/2051	2,475,446	2,126,442
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(h)	8/25/2051	4,538,187	3,901,197
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(h)	12/25/2051	7,461,914	6,689,243
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(h)	4/25/2052	11,630,252	9,990,547
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	6,142,903	5,276,838
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(h)	2/26/2052	3,414,544	2,933,140
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	10,019,162	8,981,191
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.541%	#(h)	8/5/2034	19,156,000	2,098
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	5,022,649	4,314,525
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(h)	5/25/2052	720,202	618,664
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	6,118,614	5,469,768
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	3,125,728	2,684,966
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(h)	12/25/2051	6,264,666	5,385,343

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	$4,596,915	$4,120,681
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	3,988,815	3,575,778
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(h)	7/25/2052	909,218	781,031
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	11,788,767	10,560,994
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(h)	10/25/2052	4,621,741	4,137,399
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	10,028,358	8,964,906
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(h)	9/25/2052	5,835,212	5,227,488
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(h)	9/25/2065	7,339,396	7,432,615
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(h)	2/25/2066	3,659,505	3,681,552
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(k)	6/25/2066	4,259,054	4,266,422
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.55% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,550,000	2,556,131
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	3,040,000	3,203,568
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(h)	7/25/2070	7,436,973	7,530,125
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(k)	1/25/2071	3,331,990	3,341,695
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(h)	5/25/2065	56,561	57,506
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.55% (1 mo. USD Term SOFR + 1.85%)	#	2/15/2043	2,520,000	2,521,225
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(h)	10/25/2060	7,268,964	7,320,923
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(k)	2/25/2061	1,665,459	1,670,008
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(h)	8/25/2065	3,082,118	3,097,110
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(k)	8/25/2065	5,123,080	5,125,750
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(h)	12/25/2051	8,015,868	6,885,741
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	9/25/2051	7,076,537	6,078,490
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(h)	11/25/2051	6,171,801	5,301,354
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	6,400,000	6,628,866

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	$67,875	$65,764
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.103% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	9,040,000	8,974,210
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.252% (1 mo. USD Term SOFR + 1.59%)	#	4/15/2042	6,660,000	6,669,565
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(h)	10/27/2070	4,721,545	4,744,331
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(k)	1/25/2071	2,005,970	2,009,884
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(k)	2/25/2071	3,115,000	3,111,329
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,948,184
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	6,270,000	5,738,838
Wells Fargo Commercial Mortgage Trust Series 2022-C62 Class A4	4.00%	#(h)	4/15/2055	5,620,000	5,460,861
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	8,250,000	8,697,742
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	9,590,000	10,067,519
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(h)	12/25/2051	959,721	824,413
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(j)	0.068%	#(h)	10/15/2057	597,960	901
Total Non-Agency Commercial Mortgage-Backed Securities (cost $419,890,578)					428,315,969

U.S. TREASURY OBLIGATIONS 18.70%
U.S. Treasury Bonds	4.00%		11/15/2042	59,441,000	56,085,834
U.S. Treasury Bonds	4.50%		11/15/2054	132,422,900	129,399,416
U.S. Treasury Bonds	4.625%		11/15/2044	112,772,000	113,868,884
U.S. Treasury Bonds	4.75%		2/15/2045	93,471,000	95,836,985
U.S. Treasury Bonds	4.75%		5/15/2055	111,932,000	113,947,650
U.S. Treasury Notes	3.375%		12/31/2027	60,824,000	60,797,865
U.S. Treasury Notes	3.50%		11/30/2030	126,228,000	126,178,693
Total U.S. Treasury Obligations (cost $683,496,299)					696,115,327
Total Long-Term Investments (cost $4,230,408,308)					4,288,235,980

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.77%

REPURCHASE AGREEMENTS 2.17%
Repurchase Agreement dated 2/27/2026, 3.600% due 3/2/2026 with Barclays Capital, Inc. collateralized by $756,500 of U.S. Treasury Note at 3.500% due 11/30/2030; value: $762,245; proceeds: $747,224 (cost $747,000)	$747,000	$747,000
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $28,093,800 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $28,481,832; proceeds: $27,930,846 (cost $27,923,283)	27,923,283	27,923,283
Repurchase Agreement dated 2/27/2026, 3.580% due 3/2/2026 with JPMorgan Securities LLC collateralized by $2,109,100 of U.S. Treasury Bond at 4.250% due 11/15/2034; value: $2,189,796; proceeds: $2,146,640 (cost $2,146,000)	2,146,000	2,146,000
Repurchase Agreement dated 2/27/2026, 3.620% due 3/2/2026 with RBC Dominion Securities, Inc. collateralized by $50,358,800 of U.S. Treasury Note at 3.500% due 9/30/2027; value: $51,129,592; proceeds: $50,122,116 (cost $50,107,000)	50,107,000	50,107,000
Total Repurchase Agreements (cost $80,923,283)		80,923,283

TIME DEPOSITS 0.06%
CitiBank N.A.(l) (cost $2,220,145)	2,220,145	2,220,145

	Shares

MONEY MARKET FUNDS 0.54%
Fidelity Government Portfolio(l) (cost $20,097,924)	20,097,924	20,097,924
Total Short-Term Investments (cost $103,241,352)		103,241,352
Total Investments in Securities 117.97% (cost $4,333,649,660)		4,391,477,332
Other Assets and Liabilities – Net(m) (17.97)%		(668,846,810)
Net Assets 100.00%		$3,722,630,522

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND February 28, 2026

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $1,461,792,612, which represents 39.27% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Defaulted.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Step Bond – Security with a predetermined schedule of interest rate changes.
(l)	Security was purchased with the cash collateral from loaned securities.
(m)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	June 2026	325	Long	$37,829,404	$37,938,672	$109,268
U.S. 2-Year Treasury Note	June 2026	1,098	Long	229,453,112	229,782,235	329,123
Total Unrealized Appreciation on Futures Contracts						$438,391

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	June 2026	200	Long	$24,327,550	$24,318,750	$(8,800)

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND February 28, 2026

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$508,096,483	$–	$508,096,483
Common Stocks	–	309,640	–	309,640
Corporate Bonds
Oil & Gas	–	85,872,824	35	85,872,859
Remaining Industries	–	1,454,718,153	–	1,454,718,153
Floating Rate Loans	–	55,826,302	–	55,826,302
Foreign Government Obligations	–	18,277,210	–	18,277,210
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	75,005,679	–	75,005,679
Government Sponsored Enterprises Pass-Throughs	–	965,698,358	–	965,698,358
Non-Agency Commercial Mortgage-Backed Securities	–	428,315,969	–	428,315,969
U.S. Treasury Obligations	–	696,115,327	–	696,115,327
Short-Term Investments
Repurchase Agreements	–	80,923,283	–	80,923,283
Time Deposits	–	2,220,145	–	2,220,145
Money Market Funds	20,097,924	–	–	20,097,924
Total	$20,097,924	$4,371,379,373	$35	$4,391,477,332
Other Financial Instruments
Futures Contracts
Assets	$438,391	$–	$–	$438,391
Liabilities	(8,800)	–	–	(8,800)
Total	$429,591	$–	$–	$429,591

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 87.64%

ASSET-BACKED SECURITIES 28.11%

Automobiles 17.41%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	$7,808,911	$7,945,423
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	488,413	488,667
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	13,519,487	13,611,804
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	19,902,648	20,046,246
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	9,161,774	9,222,288
AutoNation Finance Trust Series 2026-1A Class A2†	3.95%	1/11/2029	30,000,000	30,039,870
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,882,794
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	12,617,965	12,714,997
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	47,754,277	48,253,347
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	5,946,777	6,000,938
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	5,613,978	5,665,066
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	2,067,747	2,067,403
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	14,113,078	14,173,265
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	20,673,210	20,805,733
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	60,311,058	61,012,054
CarMax Auto Owner Trust Series 2023-4 Class A4	5.96%	5/15/2029	6,002,000	6,181,258
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%	1/16/2029	41,644,981	42,168,591
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	11,382,650	11,405,427
CarMax Auto Owner Trust Series 2025-3 Class A2A	4.42%	8/15/2028	31,241,095	31,311,546
CarMax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	1,024,892	1,026,068
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	17,247,000	17,389,619
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%	3/15/2029	14,315,000	14,336,498
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03%	12/17/2029	27,000,000	27,011,659
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	2,344,231	2,318,675

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Carvana Auto Receivables Trust Series 2023-P5 Class A3†	5.62%	1/10/2029	$4,657,881	$4,694,532
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	13,279,073	13,449,691
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	9,246,573	9,293,777
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	29,533,600	29,719,086
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	22,806,100	22,827,797
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	23,215,499	23,390,112
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	3,587,307	3,596,364
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	17,023,399	17,092,764
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	53,203,934	53,422,517
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	2,762,589	2,763,154
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	11,020,740
Exeter Automobile Receivables Trust Series 2025-2A Class A3	4.74%	1/16/2029	12,311,538	12,345,828
Exeter Automobile Receivables Trust Series 2025-4A Class A2	4.53%	3/15/2028	8,492,778	8,505,230
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	8,840,000	8,881,778
Exeter Automobile Receivables Trust Series 2026-1A Class A3	4.03%	3/15/2030	22,000,000	22,061,411
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	38,471,097	38,771,518
First Investors Auto Owner Trust Series 2025-1A Class A2†	4.31%	12/15/2028	52,000,000	52,089,846
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	1,860,893	1,862,656
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,718,490
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	22,707,456	22,810,852
Ford Credit Auto Lease Trust Series 2025-A Class A2A	4.57%	8/15/2027	18,791,664	18,826,962
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	36,660,000	36,912,199

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	$48,500,000	$48,337,195
Ford Credit Auto Owner Trust Series 2022-C Class B	5.03%	2/15/2028	8,970,000	8,998,504
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	34,445,576	34,766,416
Ford Credit Auto Owner Trust Series 2023-C Class B	5.93%	8/15/2029	11,010,000	11,319,293
Ford Credit Auto Owner Trust Series 2024-A Class A3	5.09%	12/15/2028	17,791,281	17,942,117
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	2,774,202	2,793,526
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	10,343,294	10,361,467
GLS Auto Receivables Issuer Trust Series 2025-3A Class A2†	4.52%	7/17/2028	13,290,123	13,313,099
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	9,850,000	9,901,771
GLS Auto Receivables Issuer Trust Series 2026-1A Class A2†	4.04%	11/15/2028	31,250,000	31,255,831
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	3,832,170	3,871,938
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	12,958,742	13,098,331
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	36,048,573	36,190,932
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,923,095
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	50,423,000	50,492,735
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3	5.45%	6/16/2028	19,081,347	19,217,706
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	41,179,595	41,592,655
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A3	5.10%	3/16/2029	2,617,243	2,639,018
GM Financial Consumer Automobile Receivables Trust Series 2024-3 Class A3	5.13%	4/16/2029	7,412,136	7,479,328
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	6,266,025	6,278,344
Honda Auto Receivables Owner Trust Series 2023-3 Class A3	5.41%	2/18/2028	6,469,676	6,513,306

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	$58,392,098	$59,018,715
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	10,308,772	10,396,625
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	61,028,785	61,667,494
Honda Auto Receivables Owner Trust Series 2024-3 Class A3	4.57%	3/21/2029	33,036,000	33,252,756
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%	3/15/2027	5,340,177	5,343,292
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	14,385,650	14,441,930
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	50,000,000	50,454,140
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	73,957,000	74,601,446
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3†	3.97%	12/15/2028	49,000,000	49,236,204
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	24,168,000	24,346,640
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48%	7/17/2028	4,256,000	4,265,289
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48%	4/17/2028	4,854,109	4,885,122
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%	10/16/2028	33,134,954	33,469,955
LAD Auto Receivables Trust Series 2023-4A Class A4†	6.24%	6/15/2028	2,638,220	2,650,420
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	1,868,603	1,878,005
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	567,896	568,072
LAD Auto Receivables Trust Series 2026-1A Class A2†	3.75%	5/15/2029	29,250,000	29,243,708
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%	5/15/2028	6,613,376	6,628,653
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	11,045,000	11,131,028
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	20,745,155	20,788,861
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93%	1/15/2030	25,500,000	25,614,314

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%		11/15/2028	$14,973,673	$15,160,504
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	23,256,034	23,389,396
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	32,244,000	32,323,733
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	4.758% (30 day USD SOFR Average + 1.10%)	#	3/15/2028	19,850,000	19,857,063
Nissan Auto Lease Trust Series 2025-B Class A2A	4.44%		3/15/2028	28,801,128	28,913,770
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	10,821,963	10,900,383
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28%		12/15/2028	30,782,600	31,065,215
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	564,216	564,876
Octane Receivables Trust Series 2022-2A Class C†	6.29%		7/20/2028	3,500,000	3,517,840
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	11,335,246	11,413,206
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3†	5.79%		1/22/2029	7,783,024	7,839,197
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%		10/20/2027	33,401,821	33,460,147
Santander Drive Auto Receivables Trust Series 2022-3 Class C	4.49%		8/15/2029	21,194,739	21,221,610
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%		11/15/2029	13,138,165	13,204,617
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	667,676	668,010
Santander Drive Auto Receivables Trust Series 2023-3 Class B	5.61%		7/17/2028	9,193,615	9,220,981
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%		11/15/2028	3,139,384	3,147,234
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%		1/16/2029	7,154,755	7,180,675
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%		10/16/2028	37,827,664	37,925,381
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%		1/15/2030	40,455,000	40,716,598
Santander Drive Auto Receivables Trust Series 2025-4 Class A2	4.28%		1/15/2029	40,000,000	40,090,568
Santander Drive Auto Receivables Trust Series 2026-1 Class A2	4.04%		3/15/2029	27,000,000	27,009,850
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%		4/20/2028	22,575,000	22,685,970

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	$8,760,004	$8,790,109
SBNA Auto Receivables Trust Series 2024-A Class A4†	5.21%	4/16/2029	7,800,000	7,869,890
SCCU Auto Receivables Trust Series 2025-1A Class A2†	4.67%	11/15/2028	14,044,375	14,088,391
Securitized Term Auto Receivables Trust Series 2025-A Class B†	5.038%	7/25/2031	3,959,457	4,003,062
SFS Auto Receivables Securitization Trust Series 2023-1A Class A4†	5.47%	12/20/2029	6,312,000	6,416,232
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	2,832,439	2,848,341
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A†	3.91%	8/20/2029	30,250,000	30,280,068
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	10,627,745	10,659,377
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16%	4/17/2028	1,783,283	1,794,534
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	24,377,851	24,635,189
Toyota Auto Receivables Owner Trust Series 2024-A Class A3	4.83%	10/16/2028	5,530,103	5,565,646
Toyota Auto Receivables Owner Trust Series 2024-C Class A3	4.88%	3/15/2029	34,047,000	34,359,170
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	30,040,000	30,338,976
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6/20/2028	13,056,944	13,139,673
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	50,266,675	50,870,393
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%	2/15/2030	22,943,916	23,366,056
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	2,215,645	2,224,646
Westlake Automobile Receivables Trust Series 2023-3A Class B†	5.92%	9/15/2028	4,447,276	4,453,988
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	32,374,385	32,468,853
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,800,000	4,853,065
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%	2/15/2028	32,484,396	32,588,768
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%	3/15/2030	30,925,000	31,200,025

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-3A Class A2B†	4.228% (30 day USD SOFR Average + 0.57%)	#	9/15/2027	$7,937,919	$7,940,165
Westlake Automobile Receivables Trust Series 2025-1A Class A2A†	4.66%		1/18/2028	10,650,692	10,667,008
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%		8/15/2028	1,200,000	1,207,138
Westlake Automobile Receivables Trust Series 2025-2A Class A2A†	4.66%		9/15/2028	40,055,601	40,160,154
Westlake Automobile Receivables Trust Series 2025-3A Class A2†	4.31%		4/17/2028	21,500,000	21,531,166
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	27,000,000	27,119,367
Westlake Automobile Receivables Trust Series 2026-1A Class A2A†	4.02%		9/15/2028	24,000,000	24,007,536
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	28,000,000	28,060,917
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	25,323,929	25,621,308
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	36,074,198	36,329,553
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	17,715,000	17,758,793
Total					2,824,000,197

Credit Card 1.02%
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,206,708
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%		10/15/2028	15,187,000	15,282,950
First National Master Note Trust Series 2023-1 Class A	5.13%		4/15/2029	20,000,000	20,028,084
First National Master Note Trust Series 2023-2 Class A	5.77%		9/15/2029	84,587,000	85,431,330
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%		7/15/2029	33,891,000	34,100,565
Total					166,049,637

Other 9.68%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	4.871% (3 mo. USD Term SOFR + 1.20%)	#	10/23/2034	33,280,000	33,324,395
Affirm Asset Securitization Trust Series
2024-B Class A†	4.62%		9/15/2029	16,650,000	16,696,685

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	$18,510,000	$18,691,094
Affirm Master Trust Series 2025-2A Class A†	4.67%		7/15/2033	2,538,000	2,557,038
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	24,405,000	24,529,012
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	19,126,757	19,311,378
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.618% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	3,769,193	3,765,310
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	3,251,694	3,021,090
Bain Capital Credit CLO Ltd. Series 2019-1A Class AR3†	4.644% (3 mo. USD Term SOFR + 0.98%)	#	4/19/2034	27,070,000	27,065,642
Bain Capital Credit CLO Ltd. Series 2019-3A Class ARR†	4.70% (3 mo. USD Term SOFR + 1.03%)	#	10/21/2034	24,350,000	24,375,860
Bain Capital Credit CLO Ltd. Series 2021-2A Class A1R2†	4.618% (3 mo. USD Term SOFR + 0.97%)	#	7/16/2034	39,800,000	39,809,950
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.728% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	10,680,000	10,692,250
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	4/24/2034	18,397,558	18,414,870
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.919% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	17,540,000	17,480,101
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	7/18/2034	67,340,000	67,418,990
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.702% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	42,700,000	42,717,293
Canyon CLO Ltd. Series 2021-3A Class AR†	4.762% (3 mo. USD Term SOFR + 1.09%)	#	7/15/2034	22,150,000	22,198,974
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.748% (3 mo. USD Term SOFR + 1.08%)	#	1/25/2035	17,325,000	17,340,731
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.727% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	56,106,414	56,174,864
Clover CLO LLC Series 2021-3A Class AR†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	1/25/2035	18,250,000	18,267,301
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.718% (3 mo. USD Term SOFR + 1.05%)	#	1/20/2034	28,000,000	28,023,296

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.768% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	$28,180,000	$28,096,108
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	20,143,630	20,281,305
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	10,000,000	10,125,319
DLLAD LLC Series 2025-1A Class A2†	4.46%		11/20/2028	24,000,000	24,130,632
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	53,875,850	54,326,381
DLLMT LLC Series 2026-1A Class A2†	4.03%		7/20/2028	24,500,000	24,545,452
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.738% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	34,390,000	34,407,676
Dryden 86 CLO Ltd. Series 2020-86A Class A1R2†	4.798% (3 mo. USD Term SOFR + 1.13%)	#	7/17/2034	39,670,000	39,753,386
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.582% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	13,300,000	13,300,000
FS Rialto Issuer LLC Series 2021-FL2 Class A†	4.994% (1 mo. USD Term SOFR + 1.33%)	#	5/16/2038	3,167,189	3,167,371
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	15,148,956	15,199,641
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	1,694,866	1,702,067
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2†	4.93%		6/25/2060	8,900,132	8,938,312
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	1,338,967	1,343,308
HPEFS Equipment Trust Series 2025-1A Class A2†	4.49%		9/20/2032	26,000,000	26,080,886
KKR CLO 26 Ltd. Series 26 Class ARR†	4.772% (3 mo. USD Term SOFR + 1.10%)	#	10/15/2034	28,900,000	28,949,072
KKR CLO 34 Ltd. Series 34A Class AR†	4.772% (3 mo. USD Term SOFR + 1.10%)	#	7/15/2034	29,350,000	29,394,172
LCM 33 Ltd. Series 33A Class AR†	4.848% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	20,390,000	20,398,258
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	13,515,964	13,381,652
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.629% (3 mo. USD Term SOFR + 0.96%)	#	10/22/2030	12,230,495	12,243,729
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,617,176

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.348% (3 mo. USD Term SOFR + 1.68%)	#	7/25/2033	$10,200,000	$10,218,115
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.658% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	60,250,000	60,250,000
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	19,200,000	18,768,851
OneMain Financial Issuance Trust Series 2022-2A Class A†	4.89%		10/14/2034	1,859,743	1,860,608
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	12,429,085	12,518,345
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,075,000	8,274,971
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	4,028,061	4,036,371
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	23,048,881	23,193,149
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	36,000,000	36,145,868
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	64,075,000	64,131,694
Post CLO Ltd. Series 2021-1A Class AR†	4.752% (3 mo. USD Term SOFR + 1.08%)	#	10/15/2034	50,000,000	50,056,150
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	6,094,496	6,115,772
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	31,233,721	31,521,346
RCKT Trust Series 2025-1A Class A†	4.90%		7/25/2034	6,191,575	6,207,074
RR 20 Ltd. Series 2022-20A Class A1R†	4.662% (3 mo. USD Term SOFR + 0.99%)	#	7/15/2037	38,100,000	38,114,021
SCF Equipment Leasing LLC Series 2025-2A Class A2†	4.26%		12/22/2031	36,000,000	36,201,679
SCF Equipment Trust LLC Series 2025-1A Class A2†	4.82%		7/22/2030	15,150,576	15,197,671
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.868% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2034	12,200,000	12,223,766
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.788% (3 mo. USD Term SOFR + 1.12%)	#	10/26/2034	36,360,000	36,417,122
T-Mobile U.S. Trust Series 2024-1A Class A†	5.05%		9/20/2029	54,999,000	55,250,862
Trestles CLO V Ltd. Series 2021-5A Class A1R†	4.918% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2034	24,140,000	24,175,582

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.708% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	$10,000,000	$10,006,090
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	17,272,356	17,609,893
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	13,120,031	13,180,142
Verizon Master Trust Series 2024-4 Class A1A	5.21%		6/20/2029	10,280,000	10,320,669
Verizon Master Trust Series 2024-6 Class A1A	4.17%		8/20/2030	34,400,000	34,615,172
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	6,187,381	6,193,526
Total					1,570,062,536
Total Asset-Backed Securities (cost $4,549,469,428)					4,560,112,370

CORPORATE BONDS 46.95%

Aerospace/Defense 0.61%
Boeing Co.	2.70%		2/1/2027	13,772,000	13,627,430
Boeing Co.	2.80%		3/1/2027	5,000,000	4,944,976
Boeing Co.	3.10%		5/1/2026	18,634,000	18,604,731
Rockwell Collins, Inc.	3.50%		3/15/2027	16,567,000	16,432,172
Spirit AeroSystems, Inc.	4.60%		6/15/2028	44,956,000	45,364,830
Total					98,974,139

Agriculture 0.27%
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	2,091,000	2,084,541
Philip Morris International, Inc.	4.514% (SOFR + 0.83%)	#	4/28/2028	41,385,000	41,637,462
Total					43,722,003

Airlines 0.20%
American Airlines Pass-Through Trust Class A(b)	3.375%		11/1/2028	16,163,009	15,991,343
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	16,010,059	16,405,741
Total					32,397,084

Auto Manufacturers 3.64%
American Honda Finance Corp.	4.236% (SOFR + 0.55%)	#	5/21/2026	30,000,000	30,034,669
American Honda Finance Corp.	4.389% (SOFR + 0.71%)	#	7/9/2027	22,231,000	22,330,071
American Honda Finance Corp.	4.442% (SOFR + 0.73%)	#	3/8/2027	43,359,000	43,549,235
American Honda Finance Corp.	4.464% (SOFR + 0.77%)	#	3/12/2027	26,612,000	26,677,957
American Honda Finance Corp.	4.55%		7/9/2027	43,508,000	43,941,761

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC†	4.395% (SOFR + 0.71%)	#	8/11/2027	$21,618,000	$21,693,689
BMW U.S. Capital LLC†	4.47% (SOFR + 0.78%)	#	3/19/2027	28,359,000	28,499,823
BMW U.S. Capital LLC†	4.486% (SOFR + 0.80%)	#	8/13/2026	13,000,000	13,036,626
Daimler Truck Finance North America LLC†	4.65% (SOFR + 0.96%)	#	9/25/2027	23,668,000	23,770,222
Ford Motor Credit Co. LLC	5.134% (SOFR + 1.45%)	#	11/5/2026	33,421,000	33,520,986
Ford Motor Credit Co. LLC	6.662% (SOFR + 2.95%)	#	3/6/2026	3,493,000	3,493,893
Ford Motor Credit Co. LLC	6.95%		6/10/2026	14,118,000	14,191,607
General Motors Financial Co., Inc.	4.731% (SOFR + 1.05%)	#	7/15/2027	44,543,000	44,657,585
General Motors Financial Co., Inc.	5.034% (SOFR + 1.35%)	#	5/8/2027	26,796,000	26,988,107
Hyundai Capital America†	4.30%		9/24/2027	6,000,000	6,029,126
Hyundai Capital America†	4.81% (SOFR + 1.12%)	#	6/23/2027	30,538,000	30,763,262
Hyundai Capital America†	5.179% (SOFR + 1.50%)	#	1/8/2027	30,859,000	31,115,865
Mercedes-Benz Finance North America LLC†	4.314% (SOFR + 0.63%)	#	7/31/2026	26,583,000	26,631,387
Mercedes-Benz Finance North America LLC†	4.537% (SOFR + 0.85%)	#	11/15/2027	44,391,000	44,631,490
Stellantis Finance U.S., Inc.†	1.711%		1/29/2027	12,512,000	12,227,176
Stellantis Finance U.S., Inc.†(b)	5.625%		1/12/2028	8,766,000	8,939,061
Toyota Motor Credit Corp.	4.454% (SOFR + 0.77%)	#	8/7/2026	3,000,000	3,008,265
Volkswagen Group of America Finance LLC†	4.52% (SOFR + 0.83%)	#	3/20/2026	24,100,000	24,108,242
Volkswagen Group of America Finance LLC†	5.30%		3/22/2027	26,160,000	26,527,571
Total					590,367,676

Banks 22.35%
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.302% (SOFR + 0.59%)	#	12/8/2028	10,952,000	10,988,204
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.492% (SOFR + 0.81%)	#	1/18/2027	26,601,000	26,740,160
Bank of America Corp.	1.658% (SOFR + 0.91%)	#	3/11/2027	74,432,000	74,390,364

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.705% (3 mo. USD Term SOFR + 1.77%)	#	4/24/2028	$21,959,000	$21,893,484
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	51,276,000	50,692,269
Bank of Montreal (Canada)(a)	4.10% (SOFR + 0.53%)	#	12/15/2027	44,114,000	44,159,762
Bank of Montreal (Canada)(a)	4.857% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,784,396
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	10,513,000	10,373,026
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	17,232,000	18,150,852
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%)	#	9/30/2028	56,367,000	54,501,818
BNP Paribas SA (France)†(a)	3.50%		11/16/2027	20,000,000	19,862,463
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,220,000	20,964,201
CaixaBank SA (Spain)†(a)	6.208% (SOFR + 2.70%)	#	1/18/2029	26,896,000	27,925,381
Canadian Imperial Bank of Commerce (Canada)(a)	4.627% (SOFR + 0.93%)	#	9/11/2027	43,390,000	43,525,418
Capital One NA	3.45%		7/27/2026	22,030,000	21,990,658
Citibank NA	4.392% (SOFR + 0.71%)	#	8/6/2026	18,165,000	18,192,031
Citibank NA	4.399% (SOFR + 0.71%)	#	11/19/2027	43,762,000	43,876,603
Citibank NA	4.468% (SOFR + 0.78%)	#	5/29/2027	50,000,000	50,333,109
Citigroup, Inc.	3.07% (SOFR + 1.28%)	#	2/24/2028	89,604,000	88,750,588
Citigroup, Inc.(b)	3.52% (3 mo. USD Term SOFR + 1.41%)	#	10/27/2028	53,607,000	53,214,242
Citigroup, Inc.(b)	3.668% (3 mo. USD Term SOFR + 1.65%)	#	7/24/2028	23,708,000	23,602,000
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	114,080,000	113,941,816
Citigroup, Inc.	4.828% (SOFR + 1.14%)	#	5/7/2028	50,000,000	50,295,710
Citizens Financial Group, Inc.	2.85%		7/27/2026	26,204,000	26,071,735
Danske Bank AS (Denmark)†(a)	1.549% (1 yr. CMT + 0.73%)	#	9/10/2027	46,836,000	46,281,543

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(a)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	$7,533,000	$7,561,984
Goldman Sachs Bank USA	4.461% (SOFR + 0.77%)	#	3/18/2027	44,364,000	44,379,098
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%)	#	5/21/2027	44,883,000	45,020,257
Goldman Sachs Group, Inc.	1.431% (SOFR + 0.80%)	#	3/9/2027	93,080,000	93,023,513
Goldman Sachs Group, Inc.	1.542% (SOFR + 0.82%)	#	9/10/2027	16,585,000	16,368,818
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	163,600,000	161,412,879
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	3,601,000	3,552,197
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%)	#	1/21/2029	39,239,000	39,265,415
Goldman Sachs Group, Inc.	4.482% (SOFR + 1.73%)	#	8/23/2028	33,045,000	33,277,085
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	34,505,000	34,837,141
Goldman Sachs Group, Inc.	4.973% (SOFR + 1.29%)	#	4/23/2028	27,595,000	27,808,687
HSBC Holdings PLC (United Kingdom)(a)(b)	1.589% (SOFR + 1.29%)	#	5/24/2027	8,653,000	8,604,639
HSBC Holdings PLC (United Kingdom)(a)	4.041% (3 mo. USD Term SOFR + 1.81%)	#	3/13/2028	13,065,000	13,074,194
HSBC Holdings PLC (United Kingdom)(a)	5.13% (SOFR + 1.04%)	#	11/19/2028	30,000,000	30,550,986
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%)	#	5/17/2028	26,619,000	27,110,002
HSBC USA, Inc.	4.679% (SOFR + 0.96%)	#	3/4/2027	26,831,000	26,996,407
Huntington National Bank	4.399% (SOFR + 0.72%)	#	4/12/2028	40,380,000	40,440,055
JPMorgan Chase Bank NA	4.712% (SOFR + 1.00%)	#	12/8/2026	26,705,000	26,855,315
Lloyds Banking Group PLC (United Kingdom)(a)	4.65%		3/24/2026	69,118,000	69,143,713
Macquarie Bank Ltd. (Australia)†(a)	4.607% (SOFR + 0.92%)	#	7/2/2027	22,238,000	22,405,624
Macquarie Group Ltd. (Australia)†(a)	1.935% (SOFR + 1.00%)	#	4/14/2028	12,269,000	11,987,365
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	16,807,000	16,841,970

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley Bank NA	4.366% (SOFR + 0.69%)	#	10/15/2027	$44,357,000	$44,450,735
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%)	#	10/15/2027	15,470,000	15,526,995
Morgan Stanley Bank NA	4.952% (SOFR + 1.08%)	#	1/14/2028	17,747,000	17,900,970
Morgan Stanley Bank NA	5.504% (SOFR + 0.87%)	#	5/26/2028	22,245,000	22,647,669
Morgan Stanley Private Bank NA	4.204% (SOFR + 0.78%)	#	11/17/2028	48,424,000	48,615,409
Morgan Stanley Private Bank NA	4.449% (SOFR + 0.77%)	#	7/6/2028	43,274,000	43,384,701
National Australia Bank Ltd. (Australia)†(a)	4.284% (SOFR + 0.60%)	#	10/26/2027	30,100,000	30,204,856
National Bank of Canada (Canada)(a)	4.591% (SOFR + 0.90%)	#	3/25/2027	41,500,000	41,513,619
National Bank of Canada (Canada)(a)	4.702% (SOFR + 0.56%)	#	3/5/2027	30,816,000	30,816,620
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	27,988,089
NatWest Group PLC (United Kingdom)(a)	1.642% (1 yr. CMT + 0.90%)	#	6/14/2027	14,353,000	14,257,108
NatWest Markets PLC (United Kingdom)†(a)	4.64% (SOFR + 0.95%)	#	3/21/2028	31,796,000	32,028,698
PNC Bank NA	4.543% (SOFR + 0.63%)	#	5/13/2027	37,972,000	38,014,675
Royal Bank of Canada (Canada)(a)	4.402% (SOFR + 0.72%)	#	10/18/2027	34,533,000	34,632,396
Royal Bank of Canada (Canada)(a)	4.473% (SOFR + 0.79%)	#	7/23/2027	35,810,000	35,874,183
Royal Bank of Canada (Canada)(a)	4.632% (SOFR + 0.95%)	#	1/19/2027	22,170,000	22,306,833
Royal Bank of Canada (Canada)(a)	4.762% (SOFR + 1.08%)	#	7/20/2026	43,671,000	43,818,484
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%)	#	6/14/2027	148,346,000	147,325,059
Santander U.K. Group Holdings PLC (United Kingdom)(a)(b)	3.823% (3 mo. USD LIBOR + 1.40%)	#	11/3/2028	61,803,000	61,560,105
Skandinaviska Enskilda Banken AB (Sweden)†(a)	4.605% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,526,388
Societe Generale SA (France)†(a)	1.792% (1 yr. CMT + 1.00%)	#	6/9/2027	19,230,000	19,112,108

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(a)	2.797% (1 yr. CMT + 1.30%)	#	1/19/2028	$103,244,000	$102,144,152
Societe Generale SA (France)†(a)	4.787% (SOFR + 1.10%)	#	2/19/2027	30,443,000	30,575,831
Standard Chartered PLC (United Kingdom)†(a)	2.608% (1 yr. CMT + 1.18%)	#	1/12/2028	20,344,000	20,099,767
State Street Bank & Trust Co.	4.146% (SOFR + 0.46%)	#	11/25/2026	13,196,000	13,219,535
State Street Corp.	4.322% (SOFR + 0.64%)	#	10/22/2027	16,201,000	16,270,783
State Street Corp.	4.529% (SOFR + 0.85%)	#	8/3/2026	43,600,000	43,675,528
State Street Corp.	4.543% (SOFR + 0.95%)	#	4/24/2028	11,428,000	11,511,365
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	4.979% (SOFR + 1.30%)	#	7/13/2026	21,769,000	21,855,571
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	4.695% (SOFR + 0.98%)	#	9/10/2027	21,412,000	21,598,534
Svenska Handelsbanken AB (Sweden)†(a)	4.942% (SOFR + 1.25%)	#	6/15/2026	39,406,000	39,516,083
Swedbank AB (Sweden)†(a)	5.072% (SOFR + 1.38%)	#	6/15/2026	41,440,000	41,580,630
Toronto-Dominion Bank (Canada)(a)	4.311% (SOFR + 0.62%)	#	12/17/2026	43,904,000	44,012,801
Toronto-Dominion Bank (Canada)(a)	4.504% (SOFR + 0.82%)	#	1/31/2028	33,211,000	33,398,199
Toronto-Dominion Bank (Canada)(a)	4.761% (SOFR + 1.08%)	#	7/17/2026	43,611,000	43,758,456
Truist Bank	4.453% (SOFR + 0.77%)	#	7/24/2028	34,591,000	34,668,951
Truist Bank	4.671% (SOFR + 0.59%)	#	5/20/2027	30,813,000	30,856,332
U.S. Bank NA	4.372% (SOFR + 0.69%)	#	10/22/2027	51,851,000	51,935,825
U.S. Bank NA	4.597% (SOFR + 0.91%)	#	5/15/2028	45,959,000	46,206,321
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%)	#	8/10/2027	56,134,000	55,510,139
UBS Group AG (Switzerland)†(a)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	24,699,000	24,628,337

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	4.253%		3/23/2028	$32,802,000	$32,908,506
UBS Group AG (Switzerland)†(a)	4.282%		1/9/2028	64,233,000	64,409,475
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%)	#	8/5/2027	34,683,000	34,776,432
UBS Group AG (Switzerland)†(a)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	14,580,000	14,699,656
Wells Fargo & Co.	3.526% (SOFR + 1.51%)	#	3/24/2028	33,558,000	33,393,238
Wells Fargo & Co.	4.90% (SOFR + 0.78%)	#	1/24/2028	56,632,000	57,085,648
Wells Fargo Bank NA	4.744% (SOFR + 1.06%)	#	8/7/2026	44,218,000	44,345,564
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	33,075,000	33,266,336
Total					3,624,432,872

Beverages 0.73%
Bacardi Ltd.†	2.75%		7/15/2026	37,279,000	37,088,944
Bacardi Ltd.†	4.70%		5/15/2028	25,315,000	25,575,691
JDE Peet’s NV (Netherlands)†(a)	1.375%		1/15/2027	29,166,000	28,496,773
Keurig Dr. Pepper, Inc.	4.572% (SOFR + 0.88%)	#	3/15/2027	26,617,000	26,660,754
Total					117,822,162

Biotechnology 0.19%
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,488,902
Illumina, Inc.	5.75%		12/13/2027	9,047,000	9,317,584
Royalty Pharma PLC	1.75%		9/2/2027	15,283,000	14,799,409
Total					30,605,895

Building Materials 0.26%
Amrize Finance U.S. LLC	4.60%		4/7/2027	42,162,000	42,481,787

Chemicals 0.01%
EQUATE Petrochemical Co. KSC (Kuwait)(a)	4.25%		11/3/2026	2,250,000	2,249,772

Commercial Services 0.07%
Ashtead Capital, Inc.†	4.375%		8/15/2027	8,992,000	8,982,258
Global Payments, Inc.	1.20%		3/1/2026	2,723,000	2,723,000
Total					11,705,258

Computers 0.07%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,423,214

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 1.91%
Air Lease Corp.	3.75%		6/1/2026	$13,089,000	$13,075,622
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,256,012
Air Lease Corp.	5.30%		2/1/2028	32,758,000	33,452,009
Air Lease Corp.	5.85%		12/15/2027	44,645,000	45,999,541
Aircastle Ltd.†	6.50%		7/18/2028	19,576,000	20,590,745
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	4,415,000	4,530,489
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	16,914,387
Aviation Capital Group LLC†	6.25%		4/15/2028	5,997,000	6,236,062
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.528%		11/18/2027	31,445,000	30,630,477
Avolon Holdings Funding Ltd. (Ireland)†(a)	3.25%		2/15/2027	7,108,000	7,044,556
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.95%		1/15/2028	4,457,000	4,517,539
Citadel Finance LLC†	3.375%		3/9/2026	11,723,000	11,720,124
Equitable America Global Funding†	3.95%		9/15/2027	14,152,000	14,146,993
LPL Holdings, Inc.†	4.625%		11/15/2027	16,696,000	16,696,176
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,548,398
Stellantis Financial Services U.S. Corp.†	5.382% (SOFR + 1.69%)	#	9/15/2028	36,610,000	36,756,207
Total					309,115,337

Electric 2.10%
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	15,377,000	15,430,048
Calpine LLC†	5.125%		3/15/2028	20,121,000	20,126,121
Cleco Corporate Holdings LLC	3.743%		5/1/2026	11,189,000	11,172,326
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028	19,355,000	19,086,465
Consolidated Edison Co. of New York, Inc.	4.207% (SOFR + 0.52%)	#	11/18/2027	13,174,000	13,196,770
Duke Energy Progress LLC	4.35%		3/6/2027	15,894,000	16,004,137
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,479,664
Enel Finance International NV (Netherlands)†(a)	2.125%		7/12/2028	16,343,000	15,647,216
Enel Finance International NV (Netherlands)†(a)	3.50%		4/6/2028	22,209,000	21,993,330
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,886,145
Georgia Power Co.	3.972% (SOFR + 0.28%)	#	9/15/2026	30,747,000	30,754,381
NextEra Energy Capital Holdings, Inc.	4.484% (SOFR + 0.80%)	#	2/4/2028	24,870,000	25,032,423
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	19,071,000	19,293,229
NRG Energy, Inc.†	2.45%		12/2/2027	22,751,000	22,054,493
Palomino Funding Trust I†	7.233%		5/17/2028	17,906,000	18,933,610
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(a)	4.125%		5/15/2027	35,943,000	35,934,643

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	3.70%		1/30/2027	$30,306,000	$30,203,869
Vistra Operations Co. LLC†	5.05%		12/30/2026	2,943,000	2,976,329
Total					340,205,199

Electronics 0.09%
Vontier Corp.	1.80%		4/1/2026	14,104,000	14,072,388

Engineering & Construction 0.13%
Mexico City Airport Trust (Mexico)(a)	4.25%		10/31/2026	20,573,000	20,494,308

Food 0.21%
Conagra Brands, Inc.	1.375%		11/1/2027	10,663,000	10,209,942
Flowers Foods, Inc.	3.50%		10/1/2026	23,525,000	23,443,855
Total					33,653,797

Gas 0.23%
National Fuel Gas Co.	5.50%		10/1/2026	6,726,000	6,780,131
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,294,000
Total					37,074,131

Health Care-Services 0.38%
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	25,599,000	25,197,552
HCA, Inc.	4.557% (SOFR + 0.87%)	#	3/1/2028	12,336,000	12,399,253
Icon Investments Six DAC (Ireland)(a)	5.809%		5/8/2027	17,807,000	17,969,978
UnitedHealth Group, Inc.	4.181% (SOFR + 0.50%)	#	7/15/2026	6,677,000	6,685,078
Total					62,251,861

Insurance 4.42%
AEGON Funding Co. LLC†	5.50%		4/16/2027	14,595,000	14,804,726
Aon Corp.	8.205%		1/1/2027	26,360,000	27,186,841
Athene Global Funding†	1.73%		10/2/2026	14,261,000	14,068,558
Athene Global Funding†	3.205%		3/8/2027	15,231,000	15,055,960
Athene Global Funding†	4.691% (SOFR + 1.00%)	#	9/18/2028	35,000,000	34,918,158
Athene Global Funding†	4.83%		5/9/2028	28,284,000	28,586,763
Athene Global Funding†	4.901% (SOFR + 1.21%)	#	3/25/2027	26,628,000	26,754,688
Brighthouse Financial Global Funding†	5.55%		4/9/2027	27,797,000	28,109,387
Brown & Brown, Inc.	4.60%		12/23/2026	13,088,000	13,154,461
CNO Global Funding †	1.75%		10/7/2026	9,962,000	9,827,537

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Corebridge Global Funding†	4.429% (SOFR + 0.75%)	#	1/7/2028	$42,614,000	$42,663,387
Corebridge Global Funding†	4.991% (SOFR + 1.30%)	#	9/25/2026	29,760,000	29,909,208
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,466,339
F&G Global Funding†	2.00%		9/20/2028	20,583,000	19,343,221
F&G Global Funding†	5.037% (SOFR + 1.33%)	#	9/8/2028	35,756,000	35,961,456
Jackson National Life Global Funding†	3.05%		4/29/2026	42,948,000	42,871,913
Jackson National Life Global Funding†	4.599% (SOFR + 0.89%)	#	6/9/2027	43,646,000	43,745,344
Jackson National Life Global Funding†	4.644% (SOFR + 0.95%)	#	9/12/2028	46,632,000	46,783,335
Jackson National Life Global Funding†	4.65% (SOFR + 0.97%)	#	1/14/2028	42,738,000	42,863,748
Jackson National Life Global Funding†	4.70%		6/5/2028	19,659,000	19,846,412
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,393,743
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	8,961,622
Jackson National Life Insurance Co.†	8.15%		3/15/2027	17,140,000	17,700,956
Marsh & McLennan Cos., Inc.	4.384% (SOFR + 0.70%)	#	11/8/2027	12,980,000	13,028,403
Principal Life Global Funding II†	4.497% (SOFR + 0.81%)	#	8/18/2028	21,650,000	21,668,383
Sammons Financial Group Global Funding†	4.537% (SOFR + 0.85%)	#	9/2/2027	60,111,000	60,471,135
Sammons Financial Group Global Funding†	5.05%		1/10/2028	16,129,000	16,417,832
Sammons Financial Group, Inc.†	4.45%		5/12/2027	15,730,000	15,758,279
Total					717,321,795

Investment Companies 0.03%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	5,734,000	5,712,509

Leisure Time 0.82%
Royal Caribbean Cruises Ltd.†	4.25%		7/1/2026	10,900,000	10,897,717
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	40,094,000	40,406,568
Royal Caribbean Cruises Ltd.†	5.50%		8/31/2026	81,848,000	81,857,813
Total					133,162,098

Lodging 0.13%
Las Vegas Sands Corp.	3.50%		8/18/2026	17,256,000	17,196,253
Las Vegas Sands Corp.	5.90%		6/1/2027	3,756,000	3,822,381
Total					21,018,634

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.17%
Vertiv Group Corp.†	4.125%		11/15/2028	$27,044,000	$26,952,626

Media 0.03%
Comcast Cable Communications LLC	8.50%		5/1/2027	5,455,000	5,722,162

Mining 0.44%
Freeport-McMoRan, Inc.	5.00%		9/1/2027	9,223,000	9,230,246
Glencore Funding LLC†	4.437% (SOFR + 0.75%)	#	10/1/2026	15,806,000	15,839,404
Glencore Funding LLC†	4.747% (SOFR + 1.06%)	#	4/4/2027	23,809,000	23,918,356
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.375%		3/12/2027	6,645,000	6,698,410
Rio Tinto Finance USA PLC (United Kingdom)(a)	4.532% (SOFR + 0.84%)	#	3/14/2028	15,902,000	16,025,248
Total					71,711,664

Oil & Gas 1.15%
Chevron USA, Inc.	4.046% (SOFR + 0.36%)	#	2/26/2027	13,300,000	13,331,352
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,559,722
Continental Resources, Inc.	4.375%		1/15/2028	22,247,000	22,298,600
EQT Corp.	6.375%		4/1/2029	5,373,000	5,553,225
EQT Corp.(b)	6.50%		7/1/2027	66,339,000	67,726,705
Expand Energy Corp.	5.375%		2/1/2029	28,108,000	28,084,359
Expand Energy Corp.†	6.75%		4/15/2029	11,890,000	11,924,745
HF Sinclair Corp.	5.00%		2/1/2028	10,304,000	10,294,405
KazMunayGas National Co. JSC (Kazakhstan)(a)	4.75%		4/19/2027	13,950,000	14,023,103
KazMunayGas National Co. JSC (Kazakhstan)(a)	4.75%		4/19/2027	8,975,000	9,022,032
Total					186,818,248

Packaging & Containers 0.23%
Berry Global, Inc.†	4.875%		7/15/2026	34,064,000	34,071,157
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,480,071
Total					36,551,228

Pharmaceuticals 1.17%
AbbVie, Inc.(d)	3.775%		3/3/2028	27,512,000	27,552,318
Bayer Corp.†	6.65%		2/15/2028	4,624,000	4,847,896
Bayer U.S. Finance LLC†	6.125%		11/21/2026	42,686,000	43,243,890
GlaxoSmithKline Capital PLC (United Kingdom)(a)	4.194% (SOFR + 0.50%)	#	3/12/2027	40,169,000	40,297,656

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Novartis Capital Corp.	4.204% (SOFR + 0.52%)	#	11/5/2028	$21,946,000	$22,111,165
Pfizer, Inc.	3.875%		11/15/2027	27,704,000	27,846,532
PRA Health Sciences, Inc.†(b)	2.875%		7/15/2026	23,644,000	23,449,687
Total					189,349,144

Pipelines 0.61%
Energy Transfer LP†	6.00%		2/1/2029	17,209,000	17,391,930
NGPL PipeCo LLC†	4.875%		8/15/2027	44,245,000	44,572,106
ONEOK, Inc.	4.85%		7/15/2026	10,883,000	10,890,999
South Bow USA Infrastructure Holdings LLC	4.911%		9/1/2027	14,465,000	14,626,172
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	11,607,000	11,613,772
Total					99,094,979

REITS 2.11%
American Tower Corp.	1.60%		4/15/2026	37,582,000	37,475,768
Crown Castle, Inc.	1.05%		7/15/2026	3,963,000	3,920,318
Crown Castle, Inc.	3.70%		6/15/2026	20,996,000	20,975,502
EPR Properties	4.95%		4/15/2028	3,979,000	4,027,903
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	99,582,000	98,941,031
Public Storage Operating Co.	4.381% (SOFR + 0.70%)	#	4/16/2027	21,144,000	21,235,174
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	31,779,000	31,631,566
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	64,744,000	64,659,787
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	5,001,762
VICI Properties LP/VICI Note Co., Inc.†	4.50%		1/15/2028	3,000,000	3,012,818
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,815,300
WEA Finance LLC†	2.875%		1/15/2027	35,312,000	34,906,043
Total					342,602,972

Software 1.17%
Fiserv, Inc.	2.25%		6/1/2027	3,187,000	3,115,224
Fiserv, Inc.	5.15%		3/15/2027	16,584,000	16,747,126
Oracle Corp.	1.65%		3/25/2026	10,300,000	10,282,198
Oracle Corp.	2.30%		3/25/2028	4,427,000	4,244,370
Oracle Corp.	2.80%		4/1/2027	44,791,000	44,147,089
Oracle Corp.	4.445% (SOFR + 0.76%)	#	8/3/2028	22,227,000	21,999,331
Oracle Corp.	4.55%		2/4/2029	24,785,000	24,837,602

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software (continued)
Oracle Corp.	4.794% (SOFR + 1.11%)	#	2/4/2029	$36,597,000	$36,559,741
Oracle Corp.	4.80%		8/3/2028	19,511,000	19,725,474
VMware LLC	1.40%		8/15/2026	8,207,000	8,111,356
Total					189,769,511

Telecommunications 0.68%
Frontier Communications Holdings LLC†	5.00%		5/1/2028	59,001,000	59,072,155
Frontier Florida LLC	6.86%		2/1/2028	22,570,000	23,520,197
NTT Finance Corp. (Japan)†(a)	4.567%		7/16/2027	6,332,000	6,391,416
NTT Finance Corp. (Japan)†(a)	4.759% (SOFR + 1.08%)	#	7/16/2028	21,581,000	21,814,117
Total					110,797,885

Transportation 0.23%
GXO Logistics, Inc.	1.65%		7/15/2026	37,882,000	37,479,000

Trucking & Leasing 0.11%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	1.70%		6/15/2026	17,673,000	17,554,683
Total Corporate Bonds (cost $7,581,905,340)					7,614,668,021

FLOATING RATE LOANS(e) 4.17%

Biotechnology 0.35%
Amgen, Inc. 2022 Term Loan	4.963% (3 mo. USD Term SOFR + 1.13%)		10/6/2026	57,320,000	57,391,650

Chemicals 0.29%
Chevron Phillips Chemical Co. LLC Term Loan	4.76% (1 mo. USD Term SOFR + 1.00%)		5/9/2027	47,852,000	47,732,370

Computers 0.19%
Hewlett Packard Enterprise Co. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)		9/12/2029	31,532,000	31,571,415

Diversified Financial Services 0.35%
Atlas Warehouse Lending Co. LP Term Loan	5.167% (1 mo. USD Term SOFR + 1.50%)		4/10/2026	56,000,000	56,280,000	(f)

Electronics 0.93%
Amphenol Corp. Delayed Draw Term Loan	4.402% (3 mo. USD Term SOFR + 0.75%)		8/21/2026	89,731,000	89,787,082
Honeywell International, Inc. Term Loan A1	4.548% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	44,687,500	44,687,500

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics (continued)
Ralliant Corp. Delayed Draw Term Loan A1(g)	4.815% (3 mo. USD Term SOFR + 1.13%)		11/13/2026	$16,969,000	$16,926,577
Total					151,401,159

Health Care Products 0.01%
Solventum Corp. Term Loan	5.01% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	1,683,674	1,687,883

Insurance 0.07%
Brown & Brown, Inc. Term Loan	5.148% (1 mo. USD Term SOFR + 1.75%)		10/27/2026	11,250,000	11,320,312

Oil & Gas 0.28%
Diamondback E&P LLC Delayed Draw Term Loan	5.018% (1 mo. USD Term SOFR + 1.25%)		11/5/2027	20,273,000	20,298,341
Viper Energy Partners LLC Delayed Draw Term Loan(g)	–	(h)	7/23/2027	25,444,000	25,587,123
Total					45,885,464

Pipelines 0.26%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.022% (3 mo. USD Term SOFR + 1.35%)		10/14/2026	41,385,000	41,374,778

Real Estate Investment Trusts 0.55%
Host Hotels & Resorts LP 2023 Term Loan A1	4.573% (1 mo. USD Term SOFR + 0.90%)		1/4/2027	44,760,333	44,648,432
Invitation Homes Operating Partnership LP 2024 Term Loan	4.51% (1 mo. USD Term SOFR + 0.85%)		9/9/2028	44,000,000	44,000,000
Total					88,648,432

Retail 0.54%
Lowes Cos., Inc. Delayed Draw Term Loan	4.648% (3 mo. USD Term SOFR + 1.00%)		9/15/2028	88,162,000	87,721,190

Telecommunications 0.22%
Motorola Solutions, Inc. Term Loan	4.672% (3 mo. USD Term SOFR + 1.00%)		7/20/2026	35,689,867	35,734,479

Utilities 0.13%
ENEL Finance America LLC Term Loan	4.98% (6 mo. USD Term SOFR + 1.25%)		11/20/2026	20,285,714	20,336,429
Total Floating Rate Loans (cost $678,240,949)					677,085,561

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 0.40%

Bermuda 0.04%
Bermuda Government International Bonds(b)	3.717%		1/25/2027	$5,660,000	$5,668,886

South Korea 0.36%
Korea National Oil Corp.†	4.517% (SOFR + 0.83%)	#	4/3/2027	12,514,000	12,570,739
Korea National Oil Corp.†(b)	4.586% (SOFR + 0.90%)	#	9/30/2027	30,714,000	30,928,811
Korea National Oil Corp.†	4.765% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,033,795
Total					58,533,345
Total Foreign Government Obligations (cost $63,862,267)					64,202,231

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.44%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4	3.574%		2/15/2050	43,097,150	42,846,169
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	9,946,550	9,870,654
Bank Series 2017-BNK4 Class A4	3.625%		5/15/2050	44,315,613	44,067,264
CD Mortgage Trust Series 2016-CD2 Class A3	3.248%		11/10/2049	13,333,663	13,260,913
CD Mortgage Trust Series 2017-CD3 Class A3	3.356%		2/10/2050	17,335,251	17,236,662
CFCRE Commercial Mortgage Trust Series 2016-C6 Class A2	2.95%		11/10/2049	7,615,941	7,581,567
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	153,584	153,393
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	5,339,363	5,304,297
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	14,061,761	13,972,741
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A4	3.712%		4/14/2050	26,388,100	26,217,651
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,498,745	34,213,216
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	34,564,000	34,368,433
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	22,287,042
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	6,716,716	6,624,185
DBJPM Mortgage Trust Series 2016-C3 Class A5	2.89%		8/10/2049	37,165,000	36,968,929
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	8.017% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	10,000,000	10,362,376

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	5.768% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	$2,638,497	$2,675,744
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	6,489,417	6,526,867
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.717% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	5,296,250	5,312,221
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.917% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	1,875,747	1,878,068
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.917% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	13,080,000	13,135,294
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.617% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	3,120,000	3,121,552
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.697% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	6,977,921	6,987,046
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R03 Class 2A1†	5.117% (30 day USD SOFR Average + 1.45%)	#	3/25/2045	4,155,614	4,179,756
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	5.617% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	2,428,289	2,437,789
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	4.667% (30 day USD SOFR Average + 1.00%)	#	7/25/2044	407,699	407,711
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.617% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	10,587,359	10,595,170

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.667% (30 day USD SOFR Average + 1.00%)	#	7/25/2045	$10,054,663	$10,071,442
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2M1†	4.667% (30 day USD SOFR Average + 1.00%)	#	1/25/2046	23,890,560	23,902,725
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	3,620,395	3,596,117
GS Mortgage Securities Trust Series 2017-GS5 Class A4	3.674%		3/10/2050	16,331,746	16,180,527
GS Mortgage Securities Trust Series 2017-GS8 Class A4	3.469%		11/10/2050	6,015,000	5,950,475
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5	3.914%		1/15/2049	1,640,839	1,634,650
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 Class A4	2.822%		8/15/2049	13,737,720	13,672,955
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A5	2.87%		8/15/2049	17,732,000	17,603,244
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A4	3.648%	#(i)	12/15/2049	6,589,000	6,542,086
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 Class A5	3.723%		3/15/2050	20,000,000	19,904,492
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A5	3.454%		9/15/2050	15,122,000	14,988,737
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	4,211,612	4,198,933
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A3	3.141%		12/15/2049	11,147,700	11,001,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	3,341,002	3,332,562
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class A4	2.60%		9/15/2049	2,865,646	2,852,826
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5	3.102%		11/15/2049	43,020,000	42,588,251
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	12,405,041	12,330,279
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4	3.72%		12/15/2049	30,542,000	30,392,204
Morgan Stanley Capital I Trust Series 2016-UB11 Class A3	2.531%		8/15/2049	9,592,325	9,524,362

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2017-H1 Class A5	3.53%		6/15/2050	$6,355,400	$6,298,698
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(c)	10/25/2065	20,711,681	20,797,202
SG Residential Mortgage Trust Series 2025-1 Class AFCF†	5.00%		12/25/2065	24,822,634	24,927,135
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	9,516,101	9,434,106
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	32,347,000	32,017,510
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(c)	6/25/2070	8,977,729	9,048,112
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class A2	2.399%		8/15/2049	5,829,235	5,798,575
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL†	4.829% (1 mo. USD Term SOFR + 1.16%)	#	7/15/2048	19,000,000	19,004,758
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	25,475,000	25,380,934
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3	2.684%		10/15/2049	8,407,193	8,363,890
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	14,580,000	14,521,738
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	9,584,348	9,479,106
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class A4	3.631%		1/15/2060	65,016,000	64,659,725
Total Non-Agency Commercial Mortgage-Backed Securities (cost $877,084,889)					882,593,049

U.S. TREASURY OBLIGATIONS 2.57%
U.S. Treasury Notes	3.375%		2/29/2028	356,168,000	356,091,481
U.S. Treasury Notes	4.25%		11/30/2026	60,036,000	60,323,239
Total U.S. Treasury Obligations (cost $416,131,924)					416,414,720
Total Long-Term Investments (cost $14,166,694,797)					14,215,075,952

SHORT-TERM INVESTMENTS 11.91%

COMMERCIAL PAPER 11.57%

Banks 0.65%
CBRE Services, Inc.†	3.972%		4/14/2026	31,357,000	31,211,678
CBRE Services, Inc.†	3.979%		4/17/2026	75,248,000	74,874,456
Total					106,086,134

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.46%
Bacardi-Martini BV†	4.176%	3/30/2026	$31,461,000	$31,360,674
Keurig Dr. Pepper, Inc.†	3.919%	3/27/2026	43,631,000	43,514,348
Total				74,875,022

Chemicals 0.25%
International Flavors & Fragrances, Inc.†	4.109%	3/2/2026	40,000,000	40,000,000

Commercial Services 0.15%
Global Payments, Inc.	4.13%	3/2/2026	25,000,000	25,000,000

Diversified Financial Services 0.89%
Air Lease Corp.†	4.162%	3/9/2026	22,465,000	22,447,090
Brookfield Infrastructure Holdings Canada, Inc.	4.037%	3/4/2026	24,865,000	24,859,523
Brookfield Infrastructure Holdings Canada, Inc.	4.064%	4/23/2026	35,956,000	35,749,293
Brookfield Infrastructure Holdings Canada, Inc.	4.078%	4/9/2026	50,600,000	50,386,356
Brookfield Infrastructure Holdings Canada, Inc.	4.082%	4/23/2026	11,404,000	11,338,110
Total				144,780,372

Electric 0.67%
AES Corp.†	4.181%	3/5/2026	35,822,000	35,809,761
Evergy Missouri West, Inc.†	4.028%	3/4/2026	62,923,000	62,909,122
Evergy Missouri West, Inc.†	4.166%	3/5/2026	10,000,000	9,996,583
Total				108,715,466

Gas 0.08%
WGL Holdings, Inc.†	4.057%	3/2/2026	13,484,000	13,484,000

Health Care-Products 0.52%
Dentsply Sirona, Inc.†	4.32%	3/5/2026	28,750,000	28,739,818
Dentsply Sirona, Inc.†	4.326%	3/11/2026	17,964,000	17,944,913
Dentsply Sirona, Inc.†	4.331%	3/5/2026	15,000,000	14,994,687
Dentsply Sirona, Inc.†	4.333%	3/30/2026	22,457,000	22,382,767
Total				84,062,185

Health Care-Services 1.54%
City of Hope	4.023%	3/19/2026	28,750,000	28,696,369
HCA, Inc.†	4.15%	3/10/2026	39,429,000	39,393,339
HCA, Inc.†	4.186%	3/27/2026	25,000,000	24,928,819
HCA, Inc.†	4.295%	5/8/2026	94,000,000	93,237,209
HCA, Inc.†	4.302%	5/14/2026	20,000,000	19,823,708
Iowa Health System	4.145%	5/14/2026	22,478,000	22,294,132
Iowa Health System	4.151%	5/26/2026	21,579,000	21,374,828
Total				249,748,404

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Investment Companies 0.22%
HA Sustainable Infrastructure Capital, Inc.†	4.265%	3/3/2026	$35,948,000	$35,943,806

Leisure Time 0.78%
Brunswick Corp.†	4.211%	3/3/2026	11,686,000	11,684,653
Brunswick Corp.†	4.211%	3/5/2026	35,507,000	35,494,721
Harley-Davidson Financial Services, Inc.†	4.183%	3/10/2026	17,916,000	17,899,677
Harley-Davidson Financial Services, Inc.†	4.186%	3/10/2026	15,000,000	14,986,333
Harley-Davidson Financial Services, Inc.†	4.21%	3/24/2026	18,368,000	18,321,753
Harley-Davidson Financial Services, Inc.†	4.273%	3/17/2026	5,000,000	4,991,292
Harley-Davidson Financial Services, Inc.†	4.289%	5/18/2026	13,485,000	13,361,837
Harley-Davidson Financial Services, Inc.†	4.294%	5/28/2026	9,484,000	9,385,129
Total				126,125,395

Oil & Gas 1.10%
Ovintiv, Inc.	4.283%	3/20/2026	99,971,000	99,760,561
Ovintiv, Inc.	4.307%	3/20/2026	47,500,000	47,399,537
Ovintiv, Inc.	4.318%	3/20/2026	7,188,000	7,172,761
Ovintiv, Inc.	4.329%	3/20/2026	21,000,000	20,955,375
Ovintiv, Inc.	4.331%	3/20/2026	2,500,000	2,494,688
Total				177,782,922

Packaging & Containers 0.06%
Sonoco Products Co.	4.108%	3/2/2026	8,986,000	8,986,000

Pharmaceuticals 0.55%
Bayer Corp.†	4.078%	12/10/2026	37,000,000	35,896,749
Bayer Corp.†	4.623%	8/4/2026	54,500,000	53,591,060
Total				89,487,809

Pipelines 0.57%
NGPL PipeCo LLC†	4.108%	3/2/2026	27,407,000	27,407,000
ONEOK, Inc.†	3.913%	3/12/2026	39,400,000	39,357,864
Targa Resources Corp.†	3.967%	3/18/2026	25,062,000	25,018,559
Total				91,783,423

REITS 1.54%
Crown Castle, Inc.†	4.157%	3/12/2026	17,822,000	17,801,752
Crown Castle, Inc.†	4.157%	3/19/2026	156,000,000	155,698,703
Extra Space Storage LP†	3.925%	3/5/2026	25,000,000	24,991,980
Extra Space Storage LP†	3.959%	4/2/2026	26,967,000	26,876,668
Extra Space Storage LP†	3.963%	3/18/2026	25,000,000	24,956,889
Total				250,325,992

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND February 28, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.21%
AutoNation, Inc.†	4.006%	3/2/2026	$34,000,000	$34,000,000

Telecommunications 1.33%
Bell Telephone Co. of Canada or Bell Canada†	3.959%	3/12/2026	21,800,000	21,776,504
TELUS Corp.†	4.215%	6/24/2026	67,425,000	66,527,877
TELUS Corp.†	4.265%	7/7/2026	68,000,000	66,996,497
TELUS Corp.†	4.423%	3/26/2026	46,250,000	46,117,417
TELUS Corp.†	4.616%	4/7/2026	14,504,000	14,439,457
Total				215,857,752
Total Commercial Paper (cost $1,876,769,243)				1,877,044,682

REPURCHASE AGREEMENTS 0.31%
Repurchase Agreement dated 2/27/2026, 3.250% due 3/2/2026 with Fixed Income Clearing Corp. collateralized by $49,890,700 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $50,579,757; proceeds: $49,601,348 (cost $49,587,918)			49,587,918	49,587,918

TIME DEPOSITS 0.00%
CitiBank N.A.(j) (cost $491,704)			491,704	491,704

			Shares

MONEY MARKET FUNDS 0.03%
Fidelity Government Portfolio(j) (cost $4,391,727)			4,391,727	4,391,727
Total Short-Term Investments (cost $1,931,240,592)				1,931,516,031
Total Investments in Securities 99.55% (cost $16,097,935,389)				16,146,591,983
Less Unfunded Loan Commitments (0.17%) (cost $27,371,990)				(27,540,189)
Net Investments in Securities 99.38% (cost $16,070,563,399)				16,119,051,794
Other Assets and Liabilities – Net(k) 0.62%				100,079,084
Net Assets 100.00%				$16,219,130,878

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At February 28, 2026, the total value of Rule 144A securities was $7,604,450,660, which represents 46.89% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2026.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2026.

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND February 28, 2026

(f)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Security partially/fully unfunded.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on futures contracts as follows:

Futures Contracts at February 28, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	3,369	Long	$704,032,845	$705,042,212	$1,009,367

The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,560,112,370	$–	$4,560,112,370
Corporate Bonds	–	7,614,668,021	–	7,614,668,021
Floating Rate Loans
Diversified Financial Services	–	–	56,280,000	56,280,000
Remaining Industries	–	620,805,561	–	620,805,561
Less Unfunded Loan Commitments	–	(27,540,189)	–	(27,540,189)
Foreign Government Obligations	–	64,202,231	–	64,202,231
Non-Agency Commercial Mortgage-Backed Securities	–	882,593,049	–	882,593,049
U.S. Treasury Obligations	–	416,414,720	–	416,414,720
Short-Term Investments
Commercial Paper	–	1,877,044,682	–	1,877,044,682
Repurchase Agreements	–	49,587,918	–	49,587,918
Time Deposits	–	491,704	–	491,704
Money Market Funds	4,391,727	–	–	4,391,727
Total	$4,391,727	$16,058,380,067	$56,280,000	$16,119,051,794
Other Financial Instruments
Futures Contracts
Assets	$1,009,367	$–	$–	$1,009,367
Liabilities	–	–	–	–
Total	$1,009,367	$–	$–	$1,009,367

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

326	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers

Notes to Schedule of Investments (unaudited)(continued)

in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds, with the exception of the Private Credit Fund (“PCF”) are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at its NAV each month end.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market mutual funds are valued at their NAV as of the close of business.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(continued)

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Schedule of Investments (unaudited)(continued)

As of February 28, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Core Fixed Income Fund	$11,217,767	$11,578,625
Core Plus Bond Fund	19,818,035	20,403,190
Floating Rate Fund	91,522,700	95,310,162
High Yield Fund	128,524,757	138,397,541
Income Fund	51,547,226	56,853,637
Short Duration Core Bond Fund	3,674,615	3,825,026
Short Duration Income Fund	66,995,840	69,464,047
Total Return Fund	21,581,646	22,318,069
Ultra Short Bond Fund	4,923,481	4,883,431

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the period ended February 28, 2026:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss )	Net Change in Appreciation/ (Depreciation )	Value at 2/28/2026	Shares as of 2/28/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$184,628,949	$11,582,303	$(2,497,000)	$563,104	$1,205,265	$195,482,621	9,083,765	$539,059	$11,043,244
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	553,480,742	6,132,390	(123,746,721)	(1,933,449)	4,479,243	438,412,205	46,343,785	6,259,596	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	111,946,213	(203,000)	(24)	170,583	111,913,772	8,543,036	199,489	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	288,939,496	12,589,573	(3,997,000)	1,281,344	(1,792,452)	297,020,961	11,276,422	711,550	11,878,023
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	75,884,032	661,080	(76,955,550)	(4,771,227)	5,181,665	–	–	683,308	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	255,464,354	19,280,339	(3,591,000)	965,174	(7,579,095)	264,539,772	15,407,092	1,877,141	17,403,198
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	225,125,640	4,340,423	(3,045,000)	1,432,204	(21,427,403)	206,425,864	3,864,206	–	4,340,424
Lord Abbett Investment Trust-High Yield Fund-Class I	121,924,147	2,247,414	(1,654,000)	(275,220)	(105,168)	122,137,173	19,113,798	2,300,491	–
Lord Abbett Securities Trust-International Equity Fund-Class I	90,176,229	4,600,920	(1,211,000)	251,824	7,705,888	101,523,861	5,001,175	1,089,389	3,511,532
Lord Abbett Securities Trust-International Value Fund-Class I	80,333,171	268,939	(1,093,000)	288,384	11,783,679	91,581,173	7,800,781	268,939	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	81,558,522	(148,000)	(310)	(497,162)	80,913,050	8,307,295	–	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	53,915,091	503,490	(15,580,179)	15,503	(15,503)	38,838,402	3,864,518	515,993	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	48,708,718	2,744,888	(622,000)	(42,648)	594,299	51,383,257	2,490,706	219,515	2,525,372
Lord Abbett Private Credit Fund	36,859,267	7,272,727	–	–	(225,187)	43,906,807	1,750,670	1,074,654	–
Total	$2,015,439,836	$265,729,221	$(234,343,450)	$(2,225,341)	$(521,348)	$2,044,078,918		$15,739,124	$50,701,793

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss )	Net Change in Appreciation/ (Depreciation )	Value at 2/28/2026	Shares as of 2/28/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$41,684,412	$2,617,286	$(1,017,000)	$228,283	$153,777	$43,666,758	2,029,124	$121,284	$2,496,003
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	369,100,011	4,098,531	(67,108,018)	(10,320,233)	12,048,280	307,818,571	32,538,961	4,186,049	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	55,655,677	(123,000)	(22)	84,774	55,617,429	4,245,605	99,164	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	64,465,938	2,801,269	(1,537,000)	494,515	(614,886)	65,609,836	2,490,882	158,197	2,643,073
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	27,822,998	242,386	(28,215,872)	(1,544,144)	1,694,632	–	–	250,539	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	59,419,294	20,258,797	(1,664,000)	459,856	(1,310,244)	77,163,703	4,494,100	437,084	4,052,262
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	51,480,000	993,663	(8,898,726)	4,693,491	(8,598,162)	39,670,266	742,611	–	993,663
Lord Abbett Investment Trust-High Yield Fund-Class I	70,272,685	1,290,030	(1,460,000)	(242,364)	25,433	69,885,784	10,936,743	1,320,426	–
Lord Abbett Securities Trust-International Equity Fund-Class I	40,051,892	1,840,866	(4,713,363)	972,583	2,279,833	40,431,811	1,991,715	435,874	1,404,992
Lord Abbett Securities Trust-International Value Fund-Class I	32,086,387	94,250	(4,555,363)	1,079,360	3,230,744	31,935,378	2,720,220	94,250	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	31,841,375	(71,000)	(152)	(194,017)	31,576,206	3,241,910	–	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	20,560,744	188,661	(6,828,355)	6,794	(6,794)	13,921,050	1,385,179	193,280	–
Lord Abbett Private Credit Fund	16,125,916	3,181,819	–	–	(98,520)	19,209,215	765,917	470,161	–
Total	$793,070,277	$125,104,610	$(126,191,697)	$(4,172,033)	$8,694,850	$796,506,007		$7,766,308	$11,589,993

Investments in Underlying Funds

The Funds invest in Underlying Funds managed by Lord Abbett. February 28, 2026, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	9.56%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	21.45%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	5.47%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	14.53%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	12.94%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.10%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.98%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.97%
Lord Abbett Securities Trust-International Value Fund-Class I	4.48%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.96%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.90%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.51%
Lord Abbett Private Credit Fund	2.15%
Total	100.00%

Investments in Underlying Funds (unaudited)(concluded)

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	5.48%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	38.65%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	6.98%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.24%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.69%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.98%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.77%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.08%
Lord Abbett Securities Trust-International Value Fund-Class I	4.01%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.96%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.75%
Lord Abbett Private Credit Fund	2.41%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund, with the exception of PCF, is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. With respect to PCF, a complete schedule of holdings is filed in its quarterly report on Form 10-Q and annual reports on Form 10-K. In addition, on or about the first day of the second month following each calendar quarter-end, each Underlying Fund, with the exception of PCF, makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-INV-1Q
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